UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2011

Date of reporting period: August 31, 2010

Item 1. Reports to Stockholders.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31, 2010

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iShares Barclays Short Treasury Bond Fund  I  SHV  I  NYSE Arca

iShares Barclays 1-3 Year Treasury Bond Fund  I  SHY  I  NYSE Arca

iShares Barclays 3-7 Year Treasury Bond Fund  I  IEI  I  NYSE Arca

iShares Barclays 7-10 Year Treasury Bond Fund  I  IEF  I  NYSE Arca

iShares Barclays 10-20 Year Treasury Bond Fund  I  TLH  I  NYSE Arca

iShares Barclays 20+ Year Treasury Bond Fund  I  TLT  I  NYSE Arca

iShares S&P California AMT-Free Municipal Bond Fund  I  CMF  I  NYSE Arca

iShares S&P National AMT-Free Municipal Bond Fund  I  MUB  I  NYSE Arca

iShares S&P Short Term National AMT-Free Municipal Bond Fund  I  SUB  I  NYSE Arca

iShares S&P New York AMT-Free Municipal Bond Fund  I  NYF  I  NYSE Arca

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund  I  ISHG  I  NASDAQ

iShares S&P/Citigroup International Treasury Bond Fund  I  IGOV  I  NASDAQ

Fund Performance Overviews

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance as of August 31, 2010

	Average Annual Total Returns

	Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.15%	0.14%	0.30%	–	–	–	2.23%	2.23%	2.34%
Barclays 1-3 Year Treasury	2.46%	2.42%	2.66%	4.15%	4.15%	4.28%	3.29%	3.29%	3.42%
Barclays 3-7 Year Treasury	8.61%	8.57%	8.75%	–	–	–	7.92%	7.92%	8.09%
Barclays 7-10 Year Treasury	12.54%	12.55%	12.82%	7.12%	7.11%	7.22%	6.48%	6.48%	6.51%
Barclays 10-20 Year Treasury	15.82%	15.86%	15.93%	–	–	–	10.00%	10.04%	10.01%
Barclays 20+ Year Treasury	16.69%	16.92%	16.87%	7.02%	7.05%	7.09%	8.14%	8.17%	8.23%

	Cumulative Total Returns

	Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.15%	0.14%	0.30%	–	–	–	8.39%	8.39%	8.80%
Barclays 1-3 Year Treasury	2.46%	2.42%	2.66%	22.57%	22.53%	23.31%	29.98%	30.01%	31.38%
Barclays 3-7 Year Treasury	8.61%	8.57%	8.75%	–	–	–	32.15%	32.14%	32.86%
Barclays 7-10 Year Treasury	12.54%	12.55%	12.82%	41.05%	41.01%	41.72%	66.40%	66.43%	66.77%
Barclays 10-20 Year Treasury	15.82%	15.86%	15.93%	–	–	–	41.66%	41.84%	41.68%
Barclays 20+ Year Treasury	16.69%	16.92%	16.87%	40.40%	40.60%	40.87%	88.64%	89.09%	89.83%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; and 1/5/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/26/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; and 1/11/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 0.10%, while the total return for the Index was 0.15%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.37%

Short-Term and Other Net Assets	0.63

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 0.88%, 03/31/11	10.05%

U.S. Treasury Notes, 1.25%, 11/30/10	9.85

U.S. Treasury Notes, 0.88%, 04/30/11	9.32

U.S. Treasury Notes, 5.13%, 06/30/11	8.59

U.S. Treasury Notes, 0.88%, 02/28/11	7.76

TOTAL	45.57%

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S.1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 1.32%, while the total return for the Index was 1.41%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.31%

Short-Term and Other Net Assets	0.69

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 1.38%, 03/15/12	11.74%

U.S. Treasury Notes, 1.75%, 04/15/13	8.34

U.S. Treasury Notes, 1.75%, 08/15/12	4.06

U.S. Treasury Notes, 1.00%, 07/15/13	3.67

U.S. Treasury Notes, 1.88%, 06/15/12	3.57

TOTAL	31.38%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 6.13%, while the total return for the Index was 6.18%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.13%

Short-Term and Other Net Assets	0.87

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.25%, 08/15/14	9.74%

U.S. Treasury Notes, 3.13%, 04/30/17	8.48

U.S. Treasury Notes, 3.13%, 10/31/16	7.04

U.S. Treasury Notes, 3.25%, 07/31/16	5.58

U.S. Treasury Notes, 4.75%, 05/15/14	5.15

TOTAL	35.99%

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 11.08%, while the total return for the Index was 11.14%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.92%

Short-Term and Other Net Assets	1.08

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 3.63%, 02/15/20	13.93%

U.S. Treasury Notes, 3.63%, 08/15/19	11.98

U.S. Treasury Notes, 3.38%, 11/15/19	11.00

U.S. Treasury Notes, 3.13%, 05/15/19	10.52

U.S. Treasury Notes, 3.50%, 05/15/20	8.85

TOTAL	56.28%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 14.82%, while the total return for the Index was 14.83%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.00%

Short-Term and Other Net Assets	1.00

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Bonds, 7.88%, 02/15/21	14.69%

U.S. Treasury Bonds, 5.50%, 08/15/28	10.85

U.S. Treasury Bonds, 8.00%, 11/15/21	10.07

U.S. Treasury Bonds, 6.50%, 11/15/26	10.07

U.S. Treasury Bonds, 7.63%, 02/15/25	9.13

TOTAL	54.81%

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 20.07%, while the total return for the Index was 20.16%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.00%

Short-Term and Other Net Assets	1.00

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.63%, 02/15/40	12.68%

U.S. Treasury Bonds, 4.38%, 05/15/40	12.19

U.S. Treasury Bonds, 4.38%, 11/15/39	12.18

U.S. Treasury Bonds, 4.50%, 08/15/39	11.21

U.S. Treasury Bonds, 4.25%, 05/15/39	9.50

TOTAL	57.76%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of August 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P California AMT-Free Municipal	9.66%	7.09%	10.82%	6.07%	6.09%	5.88%	18.73%	18.80%	18.06%
S&P National AMT-Free Municipal	8.82%	8.05%	9.80%	5.94%	5.90%	5.90%	18.81%	18.67%	18.63%
S&P Short Term National AMT-Free Municipal	3.38%	1.85%	3.93%	4.57%	4.56%	4.91%	8.49%	8.46%	9.11%
S&P New York AMT-Free Municipal	8.35%	7.96%	9.29%	5.73%	6.01%	6.13%	17.60%	18.53%	18.87%

Total returns for the periods since inception are calculated from the inception date of each Fund (9/7/07 for the iShares S&P National AMT-Free Municipal Bond Fund; 10/4/07 for the iShares S&P California AMT-Free Municipal and iShares S&P New York AMT-Free Municipal Bond Funds; and 11/5/08 for the iShares S&P Short Term National AMT-Free Municipal Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/10/07 for the iShares S&P National AMT-Free Municipal Bond Fund; 10/5/07 for the iShares S&P California AMT-Free Municipal and iShares S&P New York AMT-Free Municipal Bond Funds; and 11/7/08 for the iShares S&P Short Term National AMT-Free Municipal Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment-grade segment of the California municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 6.47%, while the total return for the Index was 7.73%.

BOND CREDIT QUALITY As of 8/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	19.59%

AA+	2.65

AA	11.00

AA-	22.51

A+	10.81

A	4.57

A-	23.81

BBB+	2.11

BBB-	0.81

Not Rated	2.14

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
California State, General Obligations Unlimited, 5.50%, 11/01/39	3.53%

San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured), 4.50%, 07/01/29	2.41

California Statewide Communities Development Authority Revenue, 5.00%, 06/15/13	2.31

California State, General Obligations Unlimited, 5.25%, 03/01/38	2.30

California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12, 5.38%, 05/01/17	2.25

University of California Revenue, Series J (AGM Insured), 4.50%, 05/15/35	1.99

Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured), 4.50%, 01/01/28	1.57

Bay Area Toll Authority Toll Bridge Revenue, Series F, 5.00%, 04/01/31	1.56

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured- FGIC), 5.00%, 08/01/32	1.44

California State Economic Recovery, General Obligations Unlimited, Series A, 5.00%, 07/01/22	1.43

TOTAL	20.79%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment-grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 5.51%, while the total return for the Index was 5.99%.

BOND CREDIT QUALITY As of 8/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	29.43%

AA+	7.59

AA	16.77

AA-	14.27

A+	7.78

A	6.13

A-	10.60

BBB+	2.57

BBB	0.84

BBB-	2.25

Not Rated	1.77

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
California State, General Obligations Unlimited, 6.00%, 04/01/38	1.03%

North Carolina State, General Obligations Unlimited, 5.00%, 03/01/12	0.77

Oregon State, General Obligations Unlimited, Series A, 4.50%, 08/01/32	0.76

Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A, 5.00%, 01/01/38	0.74

Regional Transportation District Sales Tax Revenue, Series A (AGM Insured), 4.50%, 11/01/34	0.72

Illinois State, General Obligations Unlimited, Series B, 5.00%, 03/01/13	0.70

California State, General Obligations Unlimited, 5.00%, 10/01/29	0.68

Puerto Rico Sales Tax Financing Revenue, Series A, 6.00%, 08/01/19	0.63

North Carolina State, General Obligations Unlimited, Series B, 5.00%, 04/01/13	0.62

New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured), 5.00%, 04/01/14	0.61

TOTAL	7.26%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment-grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 1.53%, while the total return for the Index was 1.75%.

BOND CREDIT QUALITY As of 8/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	31.86%

AA+	6.32

AA	22.12

AA-	14.28

A+	6.72

A	6.20

A-	8.61

BBB+	1.10

BBB	0.66

BBB-	1.18

Not Rated	0.95

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
California State, General Obligations Unlimited, 5.00%, 03/01/14	1.54%

California Statewide Communities Development Authority Revenue, 5.00%, 06/15/13	1.43

Massachusetts State, General Obligations Limited, Series C, 5.00%, 09/01/12	1.21

Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured), 5.00%, 10/01/11	1.14

Connecticut State Economic Recovery, General Obligations Unlimited, Series A, 5.00%, 01/01/14	1.00

North Texas Tollway Authority Revenue, Series E-2 Mandatory Tender 01/01/12, 5.25%, 01/01/38	0.80

New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13, 5.00%, 06/15/24	0.73

Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured), 5.50%, 11/15/14	0.72

Henry County School District, General Obligations Unlimited, Series A (State Aid Withholding Insured), 5.00%, 04/01/12	0.70

New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC), 5.00%, 04/01/13	0.70

TOTAL	9.97%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment-grade segment of the New York municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 4.89%, while the total return for the Index was 5.44%.

BOND CREDIT QUALITY As of 8/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	36.13%

AA+	7.31

AA	20.00

AA-	17.60

A+	3.80

A	10.08

A-	3.01

BBB-	0.45

Not Rated	1.62

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A, 5.00%, 06/15/39	3.52%

New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13, 5.25%, 06/01/28	2.50

Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured), 5.00%, 11/15/30	2.22

Long Island Power Authority Revenue, Series A Prerefunded 09/01/11, 5.38%, 09/01/25	2.10

New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11, 5.25%, 01/01/30	2.03

Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13, 5.00%, 11/15/27	1.92

New York State Dormitory Authority Revenue, Series D (NPFGC Insured), 5.25%, 10/01/23	1.71

New York City, General Obligations Unlimited, Series A-1, 5.00%, 08/01/17	1.58

New York State Dormitory Authority State Personal Income Tax Revenue, Series C, 5.00%, 03/15/22	1.54

New York City Transitional Finance Authority Revenue, Subseries A-1, 5.00%, 08/01/20	1.54

TOTAL	20.66%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

Performance as of August 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P/Citigroup 1-3 Year International Treasury	(3.15)%	(3.81)%	(2.69)%	3.85%	3.82%	4.37%	6.27%	6.22%	7.12%
S&P Citigroup International Treasury	(0.02)%	(0.96)%	0.55%	6.74%	6.74%	7.42%	11.08%	11.08%	12.22%

Total returns for the period since inception are calculated from the inception date of each Fund (1/21/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/23/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 YearTM (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was (1.94)%, while the total return for the Index was (1.83)%.

BOND CREDIT QUALITY As of 8/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	37.60%

AA+	4.74

AA	29.79

AA-	1.87

A+	7.81

A-	3.51

BB+	4.69

Not Rated	9.99

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Japan (Government of), 1.40%, 06/20/12	12.08%

France (Republic of), 4.50%, 07/12/12	6.00

Japan (Government of), 0.70%, 03/20/13	5.81

Germany (Federal Republic of), 5.00%, 07/04/12	5.10

United Kingdom Treasury Bond, 5.25%, 06/07/12	4.50

Belgium (Kingdom of), 5.00%, 09/28/12	4.42

Italy (Republic of), 3.75%, 09/15/11	4.03

Germany (Federal Republic of), 3.50%, 10/14/11	3.87

Netherlands (Kingdom of the), 5.00%, 07/15/12	3.80

Spain (Kingdom of), 5.00%, 07/30/12	3.66

TOTAL	53.27%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-USTM (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 0.78%, while the total return for the Index was 1.04%.

BOND CREDIT QUALITY As of 8/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	37.05%

AA+	4.81

AA	29.53

AA-	2.53

A+	9.49

A-	3.02

BB+	4.63

Not Rated	8.94

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Japan (Government of), 1.50%, 03/20/14	7.74%

Japan (Government of), 1.70%, 06/20/18	7.62

France (Republic of), 5.00%, 10/25/16	6.24

Italy (Republic of), 5.00%, 02/01/12	4.32

Germany (Federal Republic of), 3.75%, 01/04/15	3.92

Japan (Government of), 1.30%, 06/20/12	3.36

Austria (Republic of), 3.40%, 10/20/14	2.99

Netherlands (Kingdom of the), 3.75%, 01/15/23	2.95

Canada (Government of), 3.50%, 06/01/13	2.54

Italy (Republic of), 4.00%, 02/01/37	2.51

TOTAL	44.19%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/10)	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/10 to 8/31/10)
Barclays Short Treasury
Actual	$1,000.00	$1,001.00	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 1-3 Year Treasury
Actual	1,000.00	1,013.20	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 3-7 Year Treasury
Actual	1,000.00	1,061.30	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 7-10 Year Treasury
Actual	1,000.00	1,110.80	0.15	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/10)	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/10 to 8/31/10)
Barclays 10-20 Year Treasury
Actual	$1,000.00	$1,148.20	0.15%	$0.81
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 20+ Year Treasury
Actual	1,000.00	1,200.70	0.15	0.83
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
S&P California AMT-Free Municipal
Actual	1,000.00	1,064.70	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P National AMT-Free Municipal
Actual	1,000.00	1,055.10	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P Short Term National AMT-Free Municipal
Actual	1,000.00	1,015.30	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P New York AMT-Free Municipal
Actual	1,000.00	1,048.90	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	980.60	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79
S&P/Citigroup International Treasury
Actual	1,000.00	1,007.80	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

August 31, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.37%
U.S. Treasury Notes
0.88%, 12/31/10	$184,464,000	$184,864,305
0.88%, 01/31/11	183,792,000	184,308,452
0.88%, 02/28/11	286,480,000	287,431,117
0.88%, 03/31/11	370,816,000	372,225,064
0.88%, 04/30/11	343,753,000	345,227,704
0.88%, 05/31/11	273,840,000	275,094,187
1.25%, 11/30/10	363,752,000	364,712,305
1.50%, 11/01/10	176,033,100	176,397,476
2.00%, 09/30/10	220,416,000	220,720,174
4.25%, 10/15/10	218,064,000	219,112,876
4.25%, 01/15/11	181,440,000	184,152,534
4.38%, 12/15/10	214,032,000	216,589,682
4.50%, 11/15/10	179,094,000	180,668,233
4.50%, 02/28/11	73,584,000	75,149,861
5.00%, 02/15/11	73,584,000	75,193,285
5.13%, 06/30/11	305,760,000	318,069,876

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,679,017,015)		3,679,917,131

SHORT-TERM INVESTMENTS – 6.07%

MONEY MARKET FUNDS – 6.07%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[a,b]	224,856,322	224,856,322

		224,856,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $224,856,322)		224,856,322

TOTAL INVESTMENTS IN SECURITIES – 105.44%
(Cost: $3,903,873,337)		3,904,773,453

Other Assets, Less Liabilities – (5.44)%		(201,536,610)

NET ASSETS – 100.00%		$3,703,236,843

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

August 31, 2010

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.31%
U.S. Treasury Notes
0.38%, 08/31/12	$100,000,000	$99,785,004
0.63%, 07/31/12	162,642,000	163,134,820
0.75%, 08/15/13	190,085,000	190,330,206
0.88%, 01/31/12	166,995,000	168,142,237
1.00%, 09/30/11	184,486,000	185,812,458
1.00%, 10/31/11	57,023,000	57,444,973
1.00%, 12/31/11	61,094,000	61,596,192
1.00%, 07/15/13	317,405,000	320,194,984
1.13%, 01/15/12	187,355,000	189,254,765
1.13%, 12/15/12	285,112,000	288,755,709
1.38%, 02/15/12	244,377,000	247,856,938
1.38%, 03/15/12	1,008,048,000	1,023,309,927
1.38%, 04/15/12	274,932,000	279,256,697
1.38%, 05/15/12	256,593,000	260,647,175
1.38%, 09/15/12	216,892,000	220,726,629
1.38%, 10/15/12	180,229,000	183,510,956
1.38%, 01/15/13	224,018,000	228,200,409
1.38%, 03/15/13	261,683,000	266,730,868
1.38%, 05/15/13	151,725,000	154,660,864
1.50%, 07/15/12	192,158,000	195,989,636
1.75%, 11/15/11	287,148,000	291,897,448
1.75%, 08/15/12	345,188,000	353,817,700
1.75%, 04/15/13	706,649,000	727,085,226
1.88%, 06/15/12	303,638,000	311,383,836
2.50%, 03/31/13	45,825,000	48,077,757
3.13%, 09/30/13	157,096,000	168,590,729
3.38%, 11/30/12	76,380,000	81,328,663
3.50%, 05/31/13	236,234,000	254,913,018
3.63%, 12/31/12	122,188,000	130,961,098
3.63%, 05/15/13	151,725,000	164,110,315
4.00%, 11/15/12	112,009,000	120,688,576
4.13%, 08/31/12	118,117,000	126,730,092
4.25%, 09/30/12	86,560,000	93,341,968
4.50%, 09/30/11	100,598,000	105,128,932
4.50%, 11/30/11	152,743,000	160,603,161
4.50%, 03/31/12	25,466,000	27,120,272
4.63%, 10/31/11	162,923,000	171,124,539
4.63%, 12/31/11	162,923,000	172,263,379
4.63%, 02/29/12	25,466,000	27,077,237

	Shares or
Security	Principal	Value
4.63%, 07/31/12	$109,973,000	$118,806,029
4.75%, 01/31/12	147,347,000	156,548,824
4.75%, 05/31/12	56,005,000	60,225,538

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,552,712,561)		8,657,165,784

SHORT-TERM INVESTMENTS – 0.45%

MONEY MARKET FUNDS – 0.45%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[a,b]	39,276,802	39,276,802

		39,276,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,276,802)		39,276,802

TOTAL INVESTMENTS
IN SECURITIES – 99.76%
(Cost: $8,591,989,363)		8,696,442,586

Other Assets, Less Liabilities – 0.24%		21,034,952

NET ASSETS – 100.00%		$8,717,477,538

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

August 31, 2010

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.13%
U.S. Treasury Notes
1.25%, 08/31/15	$15,500,000	$15,431,645
1.50%, 12/31/13	21,516,000	22,013,883
1.75%, 01/31/14	11,376,000	11,722,513
1.75%, 07/31/15	21,918,000	22,376,744
1.88%, 04/30/14[a]	45,727,000	47,291,320
1.88%, 06/30/15[a]	32,732,000	33,632,130
2.13%, 11/30/14[a]	10,048,000	10,465,695
2.13%, 05/31/15	32,732,000	34,034,403
2.38%, 10/31/14[a]	72,357,000	76,105,093
2.38%, 02/28/15[a]	45,727,000	48,092,917
2.38%, 07/31/17[a]	24,092,000	24,831,144
2.50%, 03/31/15[a]	47,486,000	50,211,695
2.63%, 06/30/14[a]	55,862,000	59,312,592
2.63%, 07/31/14	65,712,000	69,799,939
2.63%, 12/31/14	34,868,000	37,034,348
2.63%, 04/30/16[a]	60,418,000	63,864,240
2.75%, 05/31/17	38,518,000	40,663,450
3.13%, 10/31/16	111,926,000	121,077,073
3.13%, 04/30/17	135,196,000	145,984,645
3.25%, 06/30/16	30,549,000	33,317,046
3.25%, 07/31/16[a]	87,997,000	95,959,845
3.25%, 12/31/16	18,647,000	20,282,155
4.00%, 02/15/15[a]	46,157,000	51,862,467
4.13%, 05/15/15	10,542,000	11,935,441
4.25%, 11/15/13	13,950,000	15,519,514
4.25%, 08/15/14[a]	148,846,000	167,585,695
4.25%, 11/15/14	64,249,000	72,688,107
4.25%, 08/15/15[a]	61,714,000	70,377,413
4.50%, 02/15/16[a]	16,511,000	19,131,791
4.50%, 05/15/17[a]	35,956,000	41,975,396
4.75%, 05/15/14[a]	77,684,000	88,683,275
4.75%, 08/15/17	23,500,000	27,894,497
5.13%, 05/15/16	26,763,000	32,002,928
8.88%, 08/15/17	15,500,000	22,606,441

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,639,711,202)		1,705,767,480

Security	Shares	Value
SHORT-TERM INVESTMENTS – 26.74%

MONEY MARKET FUNDS – 26.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	375,432,338	$375,432,338
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,c,d]	72,954,182	72,954,182
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	11,688,931	11,688,931

		460,075,451

TOTAL SHORT-TERM INVESTMENTS
(Cost: $460,075,451)		460,075,451

TOTAL INVESTMENTS IN SECURITIES – 125.87%
(Cost: $2,099,786,653)		2,165,842,931

Other Assets, Less Liabilities – (25.87)%		(445,163,462)

NET ASSETS – 100.00%		$1,720,679,469

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

August 31, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.92%
U.S. Treasury Notes
2.63%, 08/15/20	$137,200,000	$138,946,560
3.13%, 05/15/19[a]	371,440,000	395,676,467
3.38%, 11/15/19	383,169,000	413,837,839
3.50%, 02/15/18	151,600,000	167,420,972
3.50%, 05/15/20[a]	305,569,000	332,932,710
3.63%, 08/15/19[a]	408,533,000	450,522,022
3.63%, 02/15/20[a]	476,054,000	523,849,788
3.75%, 11/15/18[a]	292,967,000	328,058,578
3.88%, 05/15/18	284,250,000	321,384,429
4.00%, 08/15/18	193,669,000	220,654,819
4.25%, 11/15/17	137,198,000	158,615,991
8.50%, 02/15/20	177,218,000	268,836,158

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,452,832,284)		3,720,736,333

SHORT-TERM INVESTMENTS – 30.65%

MONEY MARKET FUNDS – 30.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	935,169,766	935,169,766
BlackRock Cash Funds: Prime, SL Agency
Shares 0.30%[b,c,d]	181,722,614	181,722,614
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	36,236,071	36,236,071

		1,153,128,451

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,153,128,451)		1,153,128,451

TOTAL INVESTMENTS IN SECURITIES – 129.57%
(Cost: $4,605,960,735)		4,873,864,784

Other Assets, Less Liabilities – (29.57)%		(1,112,389,433)

NET ASSETS – 100.00%		$3,761,475,351

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

August 31, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.00%
U.S. Treasury Bonds
5.25%, 11/15/28	$2,958,000	$3,801,710
5.25%, 02/15/29[a]	7,105,000	9,134,401
5.50%, 08/15/28	29,435,000	38,826,533
6.00%, 02/15/26	7,772,000	10,634,272
6.13%, 11/15/27	1,334,000	1,869,161
6.13%, 08/15/29[a]	3,364,000	4,764,534
6.25%, 08/15/23	19,111,000	26,102,761
6.25%, 05/15/30	17,618,000	25,383,663
6.38%, 08/15/27	17,400,000	24,947,250
6.50%, 11/15/26[a]	24,969,000	36,060,980
6.63%, 02/15/27[a]	17,400,000	25,464,726
6.88%, 08/15/25	4,150,000	6,099,836
7.25%, 08/15/22	8,700,000	12,694,692
7.50%, 11/15/24	2,465,000	3,774,383
7.63%, 02/15/25[a]	21,073,000	32,693,285
7.88%, 02/15/21	35,294,000	52,581,001
8.00%, 11/15/21	23,780,000	36,061,657
8.13%, 05/15/21	2,320,000	3,520,971

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $321,097,562)		354,415,816

SHORT-TERM INVESTMENTS – 7.03%

MONEY MARKET FUNDS – 7.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	16,349,496	16,349,496
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,c,d]	3,177,041	3,177,041
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	5,661,707	5,661,707

		25,188,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,188,244)		25,188,244

Value
TOTAL INVESTMENTS IN SECURITIES – 106.03%
(Cost: $346,285,806)	$379,604,060

Other Assets, Less Liabilities – (6.03)%	(21,593,016)

NET ASSETS – 100.00%	$358,011,044

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

August 31, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.00%
U.S. Treasury Bonds
3.50%, 02/15/39	$193,866,000	$192,685,354
3.88%, 08/15/40	146,850,000	156,051,620
4.25%, 05/15/39[a]	268,701,000	303,484,344
4.38%, 02/15/38[a]	114,571,000	132,499,082
4.38%, 11/15/39	337,710,000	389,183,721
4.38%, 05/15/40	337,789,000	389,605,819
4.50%, 02/15/36[a]	191,343,000	225,836,389
4.50%, 05/15/38[a]	158,947,000	187,557,447
4.50%, 08/15/39[a]	304,733,000	358,298,976
4.63%, 02/15/40	337,710,000	405,029,105
4.75%, 02/15/37[a]	109,934,000	134,986,860
5.00%, 05/15/37[a]	112,012,000	142,833,221
5.38%, 02/15/31[a]	110,515,000	144,985,727

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,940,654,105)		3,163,037,665

SHORT-TERM INVESTMENTS – 9.53%

MONEY MARKET FUNDS – 9.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	223,796,764	223,796,764
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,c,d]	43,488,289	43,488,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	37,174,858	37,174,858

		304,459,911

TOTAL SHORT-TERM INVESTMENTS
(Cost: $304,459,911)		304,459,911

TOTAL INVESTMENTS IN SECURITIES – 108.53%
(Cost: $3,245,114,016)		3,467,497,576

Other Assets, Less Liabilities – (8.53)%		(272,549,409)

NET ASSETS – 100.00%		$3,194,948,167

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 99.37%

CALIFORNIA – 99.37%
Alameda Corridor Transportation Authority Revenue, Series A (AMBAC Insured)
0.00%, 10/01/17	$70,000	$50,686
0.00%, 10/01/14	250,000	215,025
Alameda Corridor Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 10/01/25	500,000	503,235
Alameda County Joint Powers Authority Lease Revenue (AGM Insured)
5.00%, 12/01/34	1,800,000	1,856,142
Anaheim Public Financing Authority Revenue (NPFGC Insured)
4.50%, 10/01/37	1,525,000	1,527,623
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	2,000,000	2,101,560
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	2,940,000	3,152,768
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/24	775,000	880,005
5.00%, 04/01/31	3,550,000	3,792,686
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/28	500,000	559,505
5.00%, 04/01/39	650,000	694,330
5.50%, 04/01/43	2,100,000	2,315,775
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	300,000	360,603

Security	Principal	Value
California Infrastructure & Economic Development Bank Revenue (AGM Insured) Prerefunded 07/01/13
5.25%, 07/01/19	$300,000	$341,040
California State Department of Water Resources Supply Revenue (NPFGC Insured)
5.00%, 12/01/23	1,000,000	1,132,530
California State Department of Water Resources Supply Revenue, Series A
6.00%, 05/01/13	550,000	604,620
California State Department of Water Resources Supply Revenue, Series A (AGM Insured)
5.25%, 05/01/11	625,000	645,412
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,594,975
5.50%, 05/01/15	1,000,000	1,095,680
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	2,500,000	2,734,000
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,468,000
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	775,000	845,928
5.38%, 05/01/22	1,100,000	1,202,960

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	$500,000	$569,410
5.00%, 12/01/26	500,000	564,610
California State Department of Water Resources Supply Revenue, Series H (AGM Insured)
5.00%, 05/01/22	500,000	567,760
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	2,050,000	2,484,579
California State Department of Water Resources Supply Revenue, Series L
5.00%, 05/01/17	1,000,000	1,201,550
5.00%, 05/01/20	1,000,000	1,221,160
5.00%, 05/01/22	1,500,000	1,792,740
California State Economic Recovery, General Obligations Unlimited, Series A
4.40%, 07/01/18	550,000	637,257
5.00%, 01/01/11	2,100,000	2,132,844
5.00%, 07/01/11	725,000	753,021
5.00%, 07/01/16	500,000	588,665
5.00%, 07/01/17	550,000	565,614
5.00%, 07/01/18	1,250,000	1,502,037
5.00%, 07/01/20	2,340,000	2,788,742
5.00%, 07/01/22	3,140,000	3,480,753
5.25%, 07/01/14	550,000	634,766
5.25%, 07/01/21	120,000	143,588
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	215,000	232,798
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,481,358

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/12	$185,000	$200,956
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	550,000	624,079
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	300,000	307,104
California State Public Works Board Lease Revenue
5.00%, 01/01/21	750,000	786,030
5.13%, 06/01/29	500,000	503,945
5.25%, 06/01/30	250,000	253,647
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	500,000	533,170
5.00%, 12/01/19	2,900,000	3,058,166
5.00%, 12/01/27	1,430,000	1,440,782
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,576,241
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,478,932
California State University Revenue, Series A
5.25%, 11/01/34	250,000	270,590
California State University Revenue, Series A (AGM Insured)
5.00%, 11/01/33	1,385,000	1,455,053

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	$775,000	$846,238
5.00%, 11/01/30	535,000	558,465
California State University Revenue, Series C (NPFGC Insured)
5.00%, 11/01/38	400,000	413,200
California State, General Obligations Unlimited
4.50%, 08/01/26	1,750,000	1,769,390
4.50%, 08/01/30	320,000	310,560
5.00%, 02/01/13	225,000	246,168
5.00%, 03/01/16	1,450,000	1,667,094
5.00%, 03/01/17	1,900,000	2,169,642
5.00%, 04/01/17	550,000	634,348
5.00%, 05/01/18	600,000	675,636
5.00%, 08/01/18	550,000	623,606
5.00%, 08/01/19	1,000,000	1,133,010
5.00%, 12/01/20	500,000	568,945
5.00%, 11/01/21	900,000	1,006,650
5.00%, 06/01/22	1,500,000	1,653,765
5.00%, 08/01/22	500,000	548,565
5.00%, 03/01/23	625,000	671,019
5.00%, 12/01/26	750,000	790,642
5.00%, 10/01/29	750,000	783,937
5.00%, 06/01/32	2,550,000	2,601,025
5.00%, 09/01/35	1,750,000	1,773,520
5.00%, 06/01/37	1,550,000	1,572,041
5.00%, 11/01/37	1,000,000	1,014,970
5.00%, 12/01/37	1,085,000	1,098,074
5.00%, 04/01/38	500,000	505,640
5.13%, 11/01/11	1,000,000	1,051,790
5.25%, 10/01/29	1,775,000	1,896,499
5.25%, 03/01/38	5,415,000	5,594,507
5.50%, 11/01/39	8,000,000	8,582,560
5.50%, 03/01/40	1,500,000	1,610,130
5.75%, 04/01/29	1,000,000	1,110,700
6.00%, 04/01/38	1,250,000	1,393,525
6.00%, 11/01/39	500,000	559,780

Security	Principal	Value
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	$550,000	$594,105
5.00%, 06/01/29	500,000	511,675
California State, General Obligations Unlimited (XLCA Insured)
5.00%, 06/01/17	500,000	577,715
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,751,975
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/34	1,200,000	1,402,644
California State, General Obligations Unlimited, Series 2 (AMBAC Insured)
5.00%, 09/01/29	590,000	610,916
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	5,100,000	5,614,080
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	530,695
5.00%, 08/01/31	2,050,000	2,156,990
Chino Basin Regional Financing Authority Revenue, Series A (AMBAC Insured)
5.00%, 11/01/38	250,000	258,498
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	3,050,000	3,169,072

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Eastern Bay Municipal Utility District Water System Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/37	$1,025,000	$1,110,895
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	3,054,918
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	558,230
5.00%, 07/01/33	650,000	690,164
5.00%, 07/01/35	580,000	614,643
Foothill Eastern Transportation Corridor Agency Toll Road Revenue
5.75%, 01/15/40	2,000,000	1,952,760
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,531,245
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	572,957
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	542,825
5.00%, 08/01/32	3,300,000	3,491,433
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,135,900
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/35	600,000	629,328

Security	Principal	Value
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	$500,000	$507,370
Los Angeles County Sanitation Districts Financing Authority Revenue, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	562,704
Los Angeles Department of Airports Revenue, Series A
5.00%, 05/15/27	735,000	815,446
5.00%, 05/15/40	1,000,000	1,045,310
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,307,532
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/17	200,000	241,116
5.00%, 07/01/37	2,750,000	2,923,003
5.00%, 07/01/39	650,000	690,489
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/12	695,000	754,006
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/11	1,000,000	1,007,370
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/35	850,000	889,287
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,900,000	2,155,892

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.50%, 07/01/15	$750,000	$856,275
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured)
4.50%, 07/01/22	500,000	539,275
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/20	1,225,000	1,381,053
5.00%, 07/01/21	900,000	997,668
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	1,700,000	1,756,457
4.50%, 01/01/28	3,775,000	3,810,183
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured)
4.75%, 07/01/19	2,000,000	2,234,260
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/16	200,000	238,944
5.00%, 06/01/39	500,000	533,155
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
4.75%, 06/01/35	1,000,000	1,020,810
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,598,970
5.00%, 09/01/25	500,000	524,170

Security	Principal	Value
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	$500,000	$604,200
Metropolitan Water District of Southern California Waterworks Revenue, Series A (AGM Insured)
5.00%, 07/01/35	700,000	738,003
Metropolitan Water District of Southern California Waterworks Revenue, Series B
5.00%, 07/01/21	900,000	1,063,701
Orange County Water District Certificates of Participation
5.00%, 08/15/39	885,000	946,569
Peralta, California Community College District, Election of 2006, General Obligations Unlimited, Series C
5.00%, 08/01/39	1,275,000	1,349,192
Pomona Public Financing Authority Revenue, Series AY (AMBAC Insured)
5.00%, 05/01/17	125,000	126,283
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,148,660
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,122,260
Sacramento City Financing Authority Revenue, Series E (AMBAC Insured)
5.25%, 12/01/30	550,000	589,199
Sacramento County Sanitation District Financing Authority Revenue, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	703,002

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Sacramento County, California Airport System Revenue
5.00%, 07/01/40	$250,000	$256,828
Sacramento County, California Airport System Revenue, Series C
6.00%, 07/01/41	500,000	549,015
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured)
5.00%, 08/15/33	1,000,000	1,025,070
Sacramento Municipal Utility District Electric Revenue, Series U (AGM Insured)
5.00%, 08/15/16	200,000	239,234
5.00%, 08/15/22	1,000,000	1,148,840
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,166,110
San Bernardino, California Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/31	550,000	578,705
San Diego County Water Authority Certificates of Participation, Series 2008 A (AGM Insured)
5.00%, 05/01/33	1,100,000	1,170,455
5.00%, 05/01/38	650,000	685,926
San Diego Public Facilities Financing Authority Lease Revenue, Series A
5.25%, 03/01/40	1,000,000	1,017,120
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	500,000	543,235

Security	Principal	Value
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/14	$1,200,000	$1,377,048
5.00%, 05/15/22	600,000	700,218
San Diego Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	1,074,940
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	1,000,000	1,103,640
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	435,384
San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured)
4.50%, 07/01/29	5,700,000	5,858,859
5.25%, 07/01/28	450,000	530,073
San Diego, California Community College District, General Obligations Unlimited (AGM Insured)
5.00%, 08/01/30	550,000	590,486
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,040,120
San Francisco City & County Airports Commission Revenue, Series 32F (NPFGC Insured-FGIC)
5.25%, 05/01/19	400,000	483,384
San Francisco City & County Airports Commission Revenue, Series A
4.90%, 05/01/29	1,000,000	1,045,930

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
San Francisco City & County Airports Commission Revenue, Series F
5.00%, 05/01/35	$1,000,000	$1,037,190
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	523,785
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured)
4.50%, 11/01/31	1,000,000	1,029,680
4.75%, 11/01/36	1,100,000	1,135,772
San Francisco City & County Public Utilities Commission Revenue, Series B
5.00%, 11/01/39	1,000,000	1,076,060
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	500,000	521,025
San Jose, California Airport Revenue, Series B (AMBAC Insured)
5.00%, 03/01/37	240,000	243,859
San Jose, California Airport Revenue, Series D (NPFGC Insured)
5.00%, 03/01/28	550,000	567,980
San Jose, California Financing Authority Lease Revenue, Series B (AMBAC Insured)
5.00%, 06/01/32	500,000	505,890
San Jose, California Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	985,000	1,015,732

Security	Principal	Value
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/20	$550,000	$585,046
5.00%, 08/01/21	750,000	790,500
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	527,255
5.00%, 09/01/38	550,000	573,122
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,278,500
San Mateo County, California Transportation District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	504,450
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,150,000	1,211,180
Southern California Public Power Authority Project Revenue, Series A (AGM Insured)
5.50%, 04/01/14	300,000	345,642
Southern California Public Power Authority Revenue
5.00%, 07/01/22	500,000	589,255
5.00%, 07/01/30	500,000	549,685
6.00%, 07/01/27	195,000	229,599
Turlock Irrigation District Revenue, Series A
5.00%, 01/01/40	500,000	520,010
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,964,780

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	$1,875,000	$1,934,550
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	582,237
University of California Revenue, Series J (AGM Insured)
4.50%, 05/15/35	4,800,000	4,835,760
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	535,550
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	750,000	809,348
Vista California Certificates of Participation (NPFGC Insured)
5.00%, 05/01/37	1,000,000	992,650
West Contra Costa California Unified School District Election of 2005, General Obligations Unlimited, Series B (BHAC Insured)
5.63%, 08/01/35	195,000	216,592
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/28	775,000	840,805
5.00%, 08/01/32	500,000	530,145
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	579,979

		241,592,386

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $227,773,979)		241,592,386

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.06%

MONEY MARKET FUNDS – 1.06%
BlackRock Liquidity Funds – California Money Fund, Institutional Shares
0.19%[a,b]	2,578,760	$2,578,760

		2,578,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,578,760)		2,578,760

TOTAL INVESTMENTS IN SECURITIES – 100.43%
(Cost: $230,352,739)		244,171,146

Other Assets, Less Liabilities – (0.43)%		(1,051,161)

NET ASSETS – 100.00%		$243,119,985

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.55%

ALABAMA – 0.33%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$2,545,000	$2,691,363
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	1,000,000	1,148,710
Baldwin County Board of Education Revenue Warrants (AMBAC Insured)
4.50%, 07/01/37	500,000	504,955
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	2,525,000	2,791,362

		7,136,390

ARIZONA – 1.55%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	1,000,000	1,111,280
5.75%, 09/01/19	3,600,000	4,314,492
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	3,500,000	3,915,975
Arizona School Facilities Board Certificates of Participation, Series A-1 (NPFGC Insured-FGIC)
5.00%, 09/01/17	245,000	272,075
Arizona State Certificates of Participation, Series A (AGM Insured)
5.00%, 10/01/18	200,000	233,992
5.00%, 10/01/29	1,000,000	1,046,780
5.25%, 10/01/20	355,000	414,551

Security	Principal	Value
Arizona State Transportation Board Excise Tax Revenue
5.25%, 07/01/20	$160,000	$195,669
Phoenix Civic Improvement Corp. Excise Tax Revenue (AMBAC Insured)
5.00%, 07/01/13	370,000	412,121
Phoenix Civic Improvement Corp. Excise Tax Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/15	3,250,000	3,328,195
Phoenix Civic Improvement Corp. Water System Revenue (NPFGC Insured)
5.00%, 07/01/19	500,000	572,860
Phoenix Civic Improvement Corp. Water System Revenue, Series A
5.00%, 07/01/39	800,000	862,080
Pima County, Arizona Industrial Development Authority Lease Revenue
4.75%, 09/01/30	295,000	300,027
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/12	500,000	530,970
5.00%, 01/01/38	14,790,000	15,945,395

		33,456,462

CALIFORNIA – 21.87%
Alameda Corridor Transportation Authority Revenue, Series A (AMBAC Insured)
0.00%, 10/01/14	250,000	215,025

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	$3,550,000	$3,730,269
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	5,500,000	5,883,600
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/17	150,000	175,969
5.00%, 04/01/21	250,000	286,735
5.00%, 04/01/23	275,000	313,376
5.00%, 04/01/25	2,000,000	2,254,760
5.00%, 04/01/26	1,200,000	1,330,752
5.00%, 04/01/31	4,700,000	4,961,132
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/28	1,425,000	1,594,589
5.63%, 04/01/19	295,000	331,807
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	5,529,246
California Infrastructure & Economic Development Bank Revenue (AGM Insured)
5.25%, 07/01/21	850,000	966,280
California State Department of Transportation Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 02/01/13	185,000	204,623
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,400,000	2,611,296
5.50%, 05/01/15	4,435,000	4,859,341

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	$1,000,000	$1,093,600
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	8,771,144
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/28	470,000	524,224
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,794,050
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	1,490,000	1,805,865
California State Department of Water Resources Supply Revenue, Series L
5.00%, 05/01/18	1,000,000	1,211,990
5.00%, 05/01/19	2,000,000	2,435,560
5.00%, 05/01/20	1,500,000	1,831,740
5.00%, 05/01/22	2,680,000	3,203,029
California State Department of Water Resources Supply Revenue, Subseries F-5
5.00%, 05/01/22	525,000	608,375
California State Department of Water Resources Supply Revenue, Subseries G-4
5.00%, 05/01/16	1,250,000	1,485,075

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series A
4.25%, 07/01/17	$1,890,000	$2,161,593
5.00%, 01/01/11	5,525,000	5,611,411
5.00%, 07/01/18	3,950,000	4,746,438
5.00%, 07/01/20	4,100,000	4,886,257
5.00%, 07/01/22	6,515,000	7,222,008
5.25%, 07/01/12	1,635,000	1,777,801
5.25%, 07/01/14	870,000	1,004,084
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/11	30,000	31,159
5.00%, 07/01/15	100,000	114,456
5.25%, 07/01/13	1,950,000	2,201,394
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,500,000	2,885,300
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	140,000	164,342
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/11	970,000	1,008,499
5.25%, 07/01/13	1,940,000	2,205,392
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	1,800,000	2,042,442

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	$7,690,000	$7,872,099
California State Public Works Board Lease Revenue
5.13%, 06/01/29	1,000,000	1,007,890
5.25%, 06/01/30	2,400,000	2,435,016
6.25%, 04/01/34	3,000,000	3,267,690
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 12/01/19	5,500,000	5,799,970
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,725,000	2,771,134
California State Public Works Board Lease Revenue, Series G-1
5.75%, 10/01/30	2,775,000	2,948,215
California State Public Works Board Lease Revenue, Series J (AMBAC Insured)
5.25%, 01/01/16	1,350,000	1,513,458
California State Public Works Board Lease Revenue, Subseries A-1
6.00%, 03/01/35	1,000,000	1,077,250
California State University Revenue, Series A
5.25%, 11/01/38	2,500,000	2,700,225
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	1,365,000	1,424,869
California State, General Obligations Unlimited
3.50%, 10/01/17	1,000,000	1,062,660
4.50%, 08/01/26	1,650,000	1,668,282

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
4.50%, 08/01/27	$2,000,000	$1,997,580
5.00%, 02/01/11	2,000,000	2,036,860
5.00%, 04/01/11	600,000	615,456
5.00%, 03/01/12	3,085,000	3,276,084
5.00%, 05/01/13	300,000	330,693
5.00%, 03/01/14	1,600,000	1,801,216
5.00%, 05/01/14	1,125,000	1,271,137
5.00%, 08/01/14	275,000	312,408
5.00%, 04/01/15	500,000	571,645
5.00%, 11/01/15	1,500,000	1,727,760
5.00%, 03/01/16	2,845,000	3,270,953
5.00%, 04/01/16	600,000	690,354
5.00%, 03/01/17	8,680,000	9,846,332
5.00%, 04/01/17	725,000	836,186
5.00%, 05/01/17	550,000	623,678
5.00%, 06/01/17	7,250,000	8,234,187
5.00%, 04/01/18	1,800,000	2,087,496
5.00%, 05/01/18	4,120,000	4,639,367
5.00%, 08/01/18	295,000	334,480
5.00%, 03/01/19	6,125,000	6,816,206
5.00%, 04/01/19	700,000	798,539
5.00%, 10/01/20	400,000	454,048
5.00%, 12/01/20	500,000	568,945
5.00%, 03/01/21	1,300,000	1,424,020
5.00%, 08/01/21	400,000	443,292
5.00%, 10/01/21	1,790,000	2,023,810
5.00%, 11/01/21	250,000	279,625
5.00%, 08/01/22	320,000	351,082
5.00%, 08/01/23	340,000	368,404
5.00%, 10/01/23	500,000	501,485
5.00%, 04/01/25	1,050,000	1,125,369
5.00%, 08/01/25	2,850,000	3,034,680
5.00%, 12/01/26	1,250,000	1,317,737
5.00%, 08/01/28	250,000	262,142
5.00%, 10/01/29	18,185,000	19,007,871
5.00%, 02/01/32	1,000,000	1,009,400
5.00%, 06/01/32	3,020,000	3,080,430
5.00%, 06/01/37	5,250,000	5,324,655
5.00%, 11/01/37	7,100,000	7,206,287
5.00%, 12/01/37	4,815,000	4,873,021
5.00%, 04/01/38	1,835,000	1,855,699
5.13%, 04/01/33	1,000,000	1,027,450
5.25%, 02/01/14	175,000	195,793

Security	Principal	Value
5.25%, 10/01/29	$3,400,000	$3,632,730
5.25%, 03/01/38	5,750,000	5,940,612
5.50%, 04/01/19	155,000	185,073
5.50%, 08/01/30	485,000	526,395
5.50%, 11/01/39	5,290,000	5,675,218
5.50%, 03/01/40	500,000	536,710
5.75%, 04/01/27	1,000,000	1,119,110
5.75%, 04/01/28	700,000	783,377
5.75%, 04/01/31	1,400,000	1,547,532
6.00%, 04/01/38	19,950,000	22,240,659
6.00%, 11/01/39	7,900,000	8,844,524
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 06/01/23	1,000,000	1,078,290
California State, General Obligations Unlimited (NPFGC Insured)
4.00%, 09/01/14	500,000	549,705
5.00%, 06/01/18	1,000,000	1,141,940
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	165,000	185,750
5.00%, 06/01/27	2,000,000	2,105,080
California State, General Obligations Unlimited (XLCA Insured)
5.00%, 06/01/17	500,000	577,715
California State, General Obligations Unlimited Prerefunded 02/01/14
5.13%, 02/01/28	200,000	230,656
California State, General Obligations Unlimited Prerefunded 04/01/14 (AMBAC Insured)
5.00%, 04/01/31	1,450,000	1,682,000
California State, General Obligations Unlimited Prerefunded 06/01/11
5.13%, 06/01/31	675,000	699,340

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	$6,450,000	$7,100,160
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	11,516,220
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	1,620,000	1,683,245
East Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	450,000	474,039
Foothill Eastern Transportation Corridor Agency Toll Road Revenue
5.75%, 01/15/40	3,000,000	2,929,140
Foothill Eastern Transportation Corridor Agency Toll Road Revenue, Series A
0.00%, 01/01/20	235,000	185,850
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	2,000,000	2,171,300
5.00%, 08/01/32	700,000	740,607
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,271,800

Security	Principal	Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/14	$665,000	$768,860
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	1,500,000	1,522,110
Los Angeles Department of Airports Revenue, Series A
5.00%, 05/15/40	3,700,000	3,867,647
5.25%, 05/15/39	1,000,000	1,067,570
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	1,645,000	1,945,690
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,841,619
Los Angeles Department of Water & Power Revenue, Subseries A-2
5.00%, 07/01/30	1,400,000	1,479,758
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/11	1,000,000	1,007,370
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,891,224
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/17	1,200,000	1,254,276

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Los Angeles Municipal
Improvement Corp. Lease
Revenue, Series B1 (NPFGC
Insured-FGIC)
4.75%, 08/01/37	$295,000	$295,198
Los Angeles Unified School
District, General Obligations
Unlimited, Series A
(NPFGC Insured)
5.00%, 07/01/13	875,000	977,217
Los Angeles Unified School
District, General Obligations
Unlimited, Series A-1
(AGM Insured)
4.50%, 07/01/22	2,700,000	2,912,085
Los Angeles Unified School
District, General Obligations
Unlimited, Series A-1
(NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,996,309
Los Angeles Unified School
District, General Obligations
Unlimited, Series D
5.00%, 01/01/34	800,000	839,552
5.20%, 07/01/29	1,000,000	1,092,080
Los Angeles Unified School
District, General Obligations
Unlimited, Series E
(AGM Insured)
4.75%, 07/01/32	7,800,000	7,986,888
Los Angeles Unified School
District, General Obligations
Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,281,970
Los Angeles Wastewater
System Revenue, Series A
5.00%, 06/01/39	500,000	533,155
Los Angeles Wastewater
System Revenue, Series A
(NPFGC Insured)
5.00%, 06/01/34	4,000,000	4,160,720

Security	Principal	Value
Los Angeles, California
Community College District,
General Obligations
Unlimited, Series A
6.00%, 08/01/33	$1,000,000	$1,157,660
Los Angeles, California
Community College District,
General Obligations
Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	1,065,850
Metropolitan Water District of
Southern California
Waterworks Revenue
5.75%, 08/10/18	2,500,000	3,021,000
Metropolitan Water District of
Southern California
Waterworks Revenue,
Series C
5.00%, 07/01/35	2,400,000	2,554,464
Modesto Irrigation District
Certificates of Participation,
Series A
6.00%, 10/01/39	500,000	558,550
Pomona Public Financing
Authority Revenue,
Series AY (AMBAC Insured)
5.00%, 05/01/17	625,000	631,412
Sacramento City Financing
Authority Revenue, Series A
(AMBAC Insured)
4.75%, 05/01/23	180,000	180,101
Sacramento City Financing
Authority Revenue, Series E
(AMBAC Insured)
5.25%, 12/01/30	440,000	471,359
Sacramento County, California
Airport System Revenue
5.00%, 07/01/40	750,000	770,482
Sacramento County, California
Airport System Revenue,
Series B
5.75%, 07/01/39	1,250,000	1,378,112

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Sacramento County, California
Airport System Revenue,
Series C
6.00%, 07/01/41	$1,705,000	$1,872,141
Sacramento Municipal Utility
District Revenue, Series U
(AGM Insured)
5.00%, 08/15/27	3,875,000	4,264,205
San Diego County Water
Authority Certificates of
Participation, Series 2008 A
(AGM Insured)
5.00%, 05/01/33	3,800,000	4,043,390
5.00%, 05/01/38	2,960,000	3,123,599
San Diego Public Facilities
Financing Authority
Revenue, Series A
5.25%, 05/15/39	1,000,000	1,086,470
San Diego Public Facilities
Financing Authority
Revenue, Series B
5.00%, 05/15/22	2,000,000	2,334,060
San Diego Public Facilities
Financing Authority Water
Revenue, Series B
5.50%, 08/01/39	700,000	772,548
San Diego Regional Building
Authority Lease Revenue,
Series A
5.38%, 02/01/36	1,500,000	1,632,690
San Diego Unified School
District, General Obligations
Unlimited, Series D-2
(AGM Insured)
4.75%, 07/01/27	8,000,000	8,391,760
San Francisco Bay Area Rapid
Transit District Sales Tax
Revenue (AMBAC Insured)
Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,040,120

Security	Principal	Value
San Francisco Bay Area Rapid
Transit District, General
Obligations Unlimited,
Series B
5.00%, 08/01/32	$1,400,000	$1,517,236
San Francisco City & County
Airports Commission
Revenue, Series A
4.90%, 05/01/29	1,000,000	1,045,930
San Francisco City & County
Airports Commission
Revenue, Series E
6.00%, 05/01/39	4,000,000	4,508,960
San Francisco City & County
Airports Commission
Revenue, Series F
5.00%, 05/01/35	500,000	518,595
San Francisco City & County
Certificates of Participation,
Series A
5.00%, 04/01/29	500,000	523,785
San Francisco City & County
Public Utilities Commission
Revenue, Series A
(AGM Insured)
4.75%, 11/01/36	2,000,000	2,065,040
San Francisco City & County
Public Utilities Commission
Revenue, Series B
5.00%, 11/01/39	1,000,000	1,076,060
San Francisco City & County,
General Obligations
Unlimited, Series 2008-R1
2.85%, 06/15/12	1,000,000	1,042,050
San Jose Financing Authority
Lease Revenue, Series B
(AMBAC Insured)
5.00%, 06/01/27	1,000,000	1,050,620
San Jose, California Airport
Revenue, Series B
(AMBAC Insured)
5.00%, 03/01/37	1,290,000	1,310,743

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
San Jose, California Airport
Revenue, Series D
(NPFGC Insured)
5.00%, 03/01/28	$1,000,000	$1,032,690
San Jose, California
Redevelopment Agency Tax
Allocation, Series C
(NPFGC Insured)
5.00%, 08/01/25	1,000,000	1,031,200
San Jose, California
Redevelopment Agency Tax
Allocation, Series D
(AMBAC Insured)
5.00%, 08/01/21	1,000,000	1,054,000
5.00%, 08/01/23	1,500,000	1,553,745
San Mateo County Community
College District, General
Obligations Unlimited,
Series B
5.00%, 09/01/31	4,250,000	4,481,667
5.00%, 09/01/38	1,700,000	1,771,468
San Mateo County Joint
Powers Financing Authority
Lease Revenue, Series A
5.00%, 07/15/33	750,000	771,585
Santa Clara Valley, California
Transportation Authority
Sales Tax Revenue, Series A
(AMBAC Insured)
5.00%, 04/01/32	1,400,000	1,474,480
Southern California Public
Power Authority Revenue
5.00%, 07/01/22	1,500,000	1,767,765
5.00%, 07/01/30	1,500,000	1,649,055
6.75%, 07/01/13	1,300,000	1,505,504
Southern California Public
Power Authority Revenue,
Series A (AMBAC Insured)
5.00%, 07/01/33	160,000	180,763
Turlock Irrigation District
Revenue, Series A
5.00%, 01/01/40	2,000,000	2,080,040

Security	Principal	Value
University of California
Regents Medical Center
Pooled Revenue, Series A
(NPFGC Insured)
4.75%, 05/15/31	$1,250,000	$1,278,112
University of California
Revenue, Series D (NPFGC
Insured-FGIC)
5.00%, 05/15/37	1,885,000	1,980,079
University of California
Revenue, Series G (NPFGC
Insured-FGIC)
4.75%, 05/15/35	460,000	467,466
University of California
Revenue, Series J
(AGM Insured)
4.50%, 05/15/26	1,500,000	1,579,230
4.50%, 05/15/31	2,000,000	2,045,340
4.50%, 05/15/35	1,220,000	1,229,089
University of California
Revenue, Series J
(NPFGC Insured)
5.00%, 05/15/14	150,000	172,060
University of California
Revenue, Series Q
5.00%, 05/15/21	300,000	349,962
Vernon, California Electric
System Revenue, Series A
5.13%, 08/01/21	3,225,000	3,480,194
Yosemite Community College
District, Election of 2004,
General Obligations
Unlimited, Series C
(AGM Insured)
5.00%, 08/01/28	1,000,000	1,084,910

		473,584,119

COLORADO – 1.69%
Aurora, Colorado Water
Improvement Revenue,
Series A (AMBAC Insured)
5.00%, 08/01/39	1,000,000	1,047,560

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Colorado Department of
Transportation Revenue,
Series B (NPFGC
Insured-FGIC)
5.00%, 12/15/15	$7,670,000	$9,108,048
Colorado State Higher
Education Capital
Construction Lease
Purchase Financing
Program, Certificates of Participation
5.25%, 11/01/23	1,000,000	1,123,100
Denver City & County School
District No. 1, General
Obligations Unlimited,
Series A (NPFGC
Insured-FGIC)
5.50%, 12/01/23	3,975,000	5,121,350
Denver, Colorado City &
County Airport Revenue,
Series A
5.25%, 11/15/36	200,000	213,364
E-470 Public Highway
Authority Revenue, Series B
(NPFGC Insured)
0.00%, 09/01/19	435,000	278,491
0.00%, 09/01/20	715,000	428,206
0.00%, 09/01/29	2,500,000	777,875
Jefferson County School
District (No. R-001), General
Obligations Unlimited
(NPFGC-State Aid
Withholding Insured)
6.50%, 12/15/10	1,900,000	1,933,478
Regional Transportation
District Private
Activity Revenue
6.00%, 01/15/20	1,000,000	1,045,370
Regional Transportation
District Sales Tax Revenue,
Series A (AGM Insured)
4.50%, 11/01/34	15,175,000	15,538,441

		36,615,283

Security	Principal	Value
CONNECTICUT – 0.90%
Connecticut State Economic
Recovery, General
Obligations Unlimited,
Series A
5.00%, 01/01/14	$6,300,000	$7,202,160
Connecticut State Economic
Recovery, General
Obligations Unlimited,
Series D
5.00%, 01/01/14	1,000,000	1,143,200
Connecticut State Special Tax
Obligation Revenue,
Series 1
5.00%, 02/01/19	1,000,000	1,217,390
Connecticut State Special Tax
Obligation Revenue,
Series A (AGM Insured)
5.00%, 10/01/21	300,000	315,609
Connecticut State, General
Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,563,525
Connecticut State, General
Obligations Unlimited,
Series A
5.00%, 02/15/25	2,660,000	3,076,184
Connecticut State, General
Obligations Unlimited,
Series C
5.50%, 12/15/13	1,000,000	1,160,930
Connecticut State, General
Obligations Unlimited,
Series E
5.50%, 11/15/12	2,500,000	2,780,450

		19,459,448

DISTRICT OF COLUMBIA – 0.68%
District of Columbia Ballpark
Revenue, Series B-1 (NPFGC
Insured-FGIC)
5.00%, 02/01/31	2,000,000	2,032,140

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
District of Columbia Income
Tax Secured Revenue,
Series A
5.25%, 12/01/34	$1,370,000	$1,520,248
District of Columbia Income
Tax Secured Revenue,
Series C
5.00%, 12/01/12	400,000	440,696
District of Columbia University
Revenue, Georgetown
University, Series A
(AMBAC Insured)
4.50%, 04/01/17	1,100,000	1,106,193
District of Columbia University
Revenue, Georgetown
University, Series C
5.25%, 04/01/34	1,000,000	1,074,140
District of Columbia Water &
Sewer Authority Public
Utility Revenue (NPFGC
Insured-FGIC)
5.00%, 10/01/33	920,000	981,474
District of Columbia Water &
Sewer Authority Public
Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,102,700
District of Columbia, General
Obligations Unlimited,
Series A (NPFGC
Insured-FGIC)
4.50%, 06/01/37	3,600,000	3,641,580
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, Series A
0.00%, 10/01/37	3,000,000	580,110
5.25%, 10/01/19	2,180,000	2,329,221

		14,808,502

FLORIDA – 3.50%
Broward County, Florida
Airport System Revenue,
Series O
5.38%, 10/01/29	1,560,000	1,687,390

Security	Principal	Value
Florida Hurricane Catastrophe
Fund Finance Corp.
Revenue, Series A
5.00%, 07/01/12	$5,780,000	$6,109,807
Florida Hurricane Catastrophe
Fund Finance Corp.
Revenue, Series A (NPFGC
Insured-IBC)
5.00%, 07/01/12	5,900,000	6,236,654
Florida State Board of
Education, General
Obligations Unlimited,
Series A
5.00%, 01/01/15	135,000	157,032
5.00%, 06/01/34	1,000,000	1,072,430
Florida State Board of
Education, General
Obligations Unlimited,
Series C
5.00%, 06/01/22	1,500,000	1,771,305
5.00%, 06/01/25	1,455,000	1,641,880
Florida State Board of
Education, General
Obligations Unlimited,
Series D
5.00%, 06/01/21	1,000,000	1,197,980
5.00%, 06/01/37	1,000,000	1,074,000
Florida State Department of
Environmental Protection &
Preservation Revenue,
Series D
5.00%, 07/01/13	1,500,000	1,672,995
Florida State Municipal Power
Agency Revenue, Series A
5.00%, 10/01/31	450,000	471,928
5.25%, 10/01/21	180,000	207,034
Gainesville, Florida Utilities
System Revenue, Series A
(AGM Insured)
Prerefunded 10/01/15
5.00%, 10/01/35	1,250,000	1,486,950

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Jacksonville Electric
Authority Revenue
5.25%, 10/01/11	$3,650,000	$3,838,705
Jacksonville, Florida Transit
Revenue (NPFGC Insured)
5.00%, 10/01/31	1,260,000	1,272,789
Miami-Dade County
Expressway Authority Toll
System Revenue
(AMBAC Insured)
5.00%, 07/01/39	1,000,000	1,028,440
Miami-Dade County Special
Obligation Revenue,
Subseries A
(NPFGC Insured)
0.00%, 10/01/24	375,000	172,856
Miami-Dade County Special
Obligation Revenue,
Subseries B
(NPFGC Insured)
5.00%, 10/01/35	1,125,000	1,145,149
Miami-Dade County Water &
Sewer Revenue
(AGM Insured)
5.00%, 10/01/39	3,475,000	3,678,044
Miami-Dade County Water &
Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,836,875
Miami-Dade County, Florida
Aviation Revenue, Series A
5.38%, 10/01/35	1,000,000	1,051,210
Miami-Dade County, Florida
Aviation Revenue,
Series A-1
5.00%, 10/01/29	3,000,000	3,127,830
5.38%, 10/01/20	4,000,000	4,181,960
Miami-Dade County, Florida
Aviation Revenue, Series B
5.00%, 10/01/20	1,000,000	1,003,890
Miami-Dade County, General
Obligations Unlimited,
Series B-1
5.63%, 07/01/38	1,000,000	1,088,650

Security	Principal	Value
Orlando & Orange County
Expressway Authority
Revenue, Series A
5.00%, 07/01/35	$2,000,000	$2,086,720
5.00%, 07/01/40	2,500,000	2,604,350
Orlando & Orange County
Expressway Authority
Revenue, Series B
(AMBAC Insured)
5.00%, 07/01/35	1,000,000	1,011,240
Palm Beach County,
Florida Public
Improvement Revenue
5.00%, 05/01/38	3,000,000	3,149,730
Seminole County Water &
Sewer Revenue
5.00%, 10/01/31	3,600,000	3,802,536
5.00%, 10/01/36	6,920,000	7,221,781
Tallahassee Florida
Consolidated Utility
System Revenue
5.00%, 10/01/37	1,750,000	1,818,635
Tampa Bay Water Florida
Utility System Revenue
(FGIC Insured)
6.00%, 10/01/24	1,500,000	1,593,420
Tampa Bay Water Regional
Water Supply Authority
Utility System Revenue
5.00%, 10/01/38	2,000,000	2,136,900
Tampa Bay Water Utility
System Revenue
(FGIC Insured)
5.75%, 10/01/29	1,000,000	1,059,580

		75,698,675

GEORGIA – 2.67%
Atlanta, Georgia Water &
Wastewater Revenue,
Series A
6.00%, 11/01/26	2,750,000	3,154,772
6.00%, 11/01/27	1,000,000	1,138,160

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
6.00%, 11/01/28	$2,320,000	$2,623,549
6.25%, 11/01/39	2,750,000	3,134,642
Augusta, Georgia Water &
Sewer Revenue
(AGM Insured)
Prerefunded 10/01/10
5.25%, 10/01/30	455,000	461,456
De Kalb County, Georgia
Water & Sewer Revenue,
Series A
5.00%, 10/01/35	1,000,000	1,032,810
De Kalb County, Georgia
Water & Sewer Revenue,
Series B (AGM Insured)
5.25%, 10/01/32	2,190,000	2,572,352
Fulton County, Georgia
Water & Sewer Revenue
(NPFGC Insured-FGIC)
5.00%, 01/01/35	1,600,000	1,690,608
Georgia Municipal Electric
Authority Revenue, Series Y
(AMBAC Insured)
6.40%, 01/01/13	170,000	180,788
Georgia State Road & Tollway
Authority Federal Highway
Grant Revenue
(NPFGC Insured)
5.00%, 06/01/13	1,500,000	1,684,110
5.00%, 06/01/14	200,000	231,274
Georgia State Road & Tollway
Authority Revenue, Series A
5.00%, 06/01/16	2,000,000	2,379,960
Georgia State, General
Obligations Unlimited,
Series B
5.00%, 01/01/20	2,500,000	3,045,125
5.00%, 01/01/24	1,000,000	1,176,280
Georgia State, General
Obligations Unlimited,
Series C
5.00%, 07/01/20	2,000,000	2,361,780
5.50%, 07/01/14	625,000	739,575
5.50%, 07/01/16	5,000,000	5,851,250

Security	Principal	Value
Georgia State, General
Obligations Unlimited,
Series I
5.00%, 07/01/18	$525,000	$648,296
5.00%, 07/01/20	1,600,000	2,000,576
Gwinnett County School
District, General
Obligations Unlimited
5.00%, 02/01/11	3,850,000	3,926,114
5.00%, 02/01/13	2,625,000	2,917,005
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax Revenue, Series B
(AGM Insured)
5.00%, 07/01/27	3,025,000	3,357,689
5.00%, 07/01/28	950,000	1,048,648
5.00%, 07/01/37	4,400,000	4,695,812
Municipal Electric Authority
of Georgia Revenue, Series A
5.00%, 11/01/24	1,000,000	1,139,280
Municipal Electric Authority
of Georgia Revenue,
Subseries D
5.75%, 01/01/19	2,000,000	2,446,980
Richmond County Board of
Education, General
Obligations Unlimited
(State Aid Withholding Insured)
5.00%, 10/01/11	2,125,000	2,233,417

		57,872,308

HAWAII – 1.10%
Hawaii State Airports System
Revenue, Series A
5.00%, 07/01/39	3,700,000	3,827,613
Hawaii State Department of
Budget & Finance Special
Purpose Revenue
6.50%, 07/01/39	2,000,000	2,222,500

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Hawaii State, General
Obligations Unlimited,
Series DG (AMBAC Insured)
5.00%, 07/01/11	$4,000,000	$4,157,360
5.00%, 07/01/13	5,920,000	6,672,077
5.00%, 07/01/15	2,200,000	2,602,754
Hawaii State, General
Obligations Unlimited,
Series DY
5.00%, 02/01/18	1,000,000	1,221,930
Honolulu, Hawaii City &
County Wastewater System
Revenue, Series A
(NPFGC Insured)
5.00%, 07/01/36	2,800,000	2,944,256
Honolulu, Hawaii City &
County Wastewater System
Revenue, Series JR (NPFGC
Insured-FGIC)
4.50%, 07/01/28	240,000	240,158

		23,888,648

ILLINOIS – 4.61%
Chicago Board of Education,
General Obligations
Unlimited, Series C
5.25%, 12/01/26	145,000	160,846
Chicago Board of Education,
General Obligations
Unlimited, Series C
(AGM Insured)
5.00%, 12/01/27	5,600,000	6,018,376
Chicago Metropolitan
Water Reclamation
District, General
Obligations Unlimited
5.00%, 12/01/26	1,000,000	1,099,870
5.00%, 12/01/27	875,000	955,640
Chicago Skyway Toll Bridge
Revenue (AMBAC Insured)
Prerefunded 01/01/11
5.50%, 01/01/31	5,500,000	5,651,085

Security	Principal	Value
Chicago Transit Authority
Capital Grant Receipts
Revenue (AMBAC Insured)
5.00%, 06/01/19	$325,000	$363,860
Chicago, Illinois General
Obligations Unlimited,
Series A (AGM Insured)
5.00%, 01/01/24	2,500,000	2,708,725
Chicago, Illinois General
Obligations Unlimited,
Series A (AGM Insured)
Prerefunded 01/01/14
5.00%, 01/01/34	1,650,000	1,888,045
Chicago, Illinois General
Obligations Unlimited,
Series A (NPFGC Insured)
Prerefunded 01/01/11
5.25%, 01/01/33	3,750,000	3,849,900
5.50%, 01/01/38	8,255,000	8,481,765
Chicago, Illinois General
Obligations Unlimited,
Series A (NPFGC
Insured-FGIC)
5.00%, 01/01/29	900,000	950,895
Chicago, Illinois O’Hare
International Airport
Revenue, Series A
(AMBAC Insured)
5.00%, 01/01/21	500,000	542,510
Chicago, Illinois O’Hare
International Airport
Revenue, Series A (NPFGC
Insured-FGIC)
5.00%, 01/01/33	1,500,000	1,520,205
Chicago, Illinois O’Hare
International Airport
Revenue, Series B
(AGM Insured)
5.00%, 01/01/19	1,120,000	1,271,794
5.00%, 01/01/20	510,000	571,853

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Chicago, Illinois O’Hare
International Airport
Revenue, Series B
(NPFGC Insured)
5.25%, 01/01/18	$820,000	$941,770
Chicago, Illinois O’Hare
International Airport
Revenue, Series B (NPFGC
Insured-FGIC)
5.25%, 01/01/15	510,000	574,393
Chicago, Illinois O’Hare
International Airport
Revenue, Series C
5.25%, 01/01/35	2,500,000	2,653,200
Chicago, Illinois O’Hare
International Airport
Revenue, Series F
5.00%, 01/01/35	1,000,000	1,017,100
5.00%, 01/01/40	610,000	619,967
Cook County, Illinois General
Obligations Unlimited,
Series A (AMBAC Insured)
4.75%, 11/15/30	500,000	513,540
5.00%, 11/15/26	1,575,000	1,693,613
Illinois Municipal Electric
Agency Power Supply
Revenue, Series A (NPFGC
Insured-FGIC)
5.00%, 02/01/35	2,700,000	2,783,511
Illinois State Toll Highway
Authority Revenue, Series A
(AGM Insured)
5.00%, 01/01/23	1,225,000	1,358,402
Illinois State Toll Highway
Authority Revenue,
Series A-1 (AGM Insured)
5.00%, 01/01/24	2,700,000	2,955,123
Illinois State Toll Highway
Authority Revenue,
Series A-1 (AGM Insured)
Prerefunded 07/01/16
5.00%, 01/01/26	4,000,000	4,838,760

Security	Principal	Value
Illinois State Toll Highway
Authority Revenue,
Series A-2 (AGM Insured)
Prerefunded 07/01/16
5.00%, 01/01/27	$1,800,000	$2,177,442
5.00%, 01/01/28	1,700,000	2,056,473
5.00%, 01/01/31	6,295,000	7,614,999
Illinois State Toll Highway
Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,113,950
Illinois State, General
Obligations Unlimited,
Series 1 (AGM Insured)
5.38%, 10/01/10	1,000,000	1,003,690
Illinois State, General
Obligations Unlimited,
Series A
5.00%, 03/01/34	8,595,000	8,627,833
Illinois State, General
Obligations Unlimited,
Series B
5.00%, 03/01/13	14,000,000	15,090,740
Metropolitan Pier & Exposition
Authority Dedicated State
Tax Revenue
(NPFGC Insured)
0.00%, 12/15/35	1,900,000	448,628
0.00%, 06/15/36	2,800,000	640,920
0.00%, 06/15/40	3,500,000	628,215
Metropolitan Pier & Exposition
Authority Dedicated State
Tax Revenue, Series A
(NPFGC Insured-FGIC)
5.50%, 06/15/29	2,000,000	2,257,020
Metropolitan Pier & Exposition
Authority Dedicated State
Tax Revenue, Series B
(NPFGC Insured-FGIC)
5.00%, 06/15/21	1,115,000	1,167,595

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Northern Illinois Municipal
Power Agency Project
Revenue, Series A
(NPFGC Insured)
5.00%, 01/01/18	$355,000	$362,182
Schaumburg, Illinois General
Obligations Unlimited,
Series B (NPFGC
Insured-FGIC)
5.25%, 12/01/34	645,000	705,843

		99,880,278

INDIANA – 0.55%
Indiana Finance Authority
Highway Revenue, Series A
(NPFGC Insured-FGIC)
4.50%, 12/01/23	1,000,000	1,078,480
4.50%, 12/01/24	4,450,000	4,757,450
Indiana Municipal Power
Agency Power Supply
System Revenue, Series A
(NPFGC Insured)
5.00%, 01/01/37	500,000	515,560
Indianapolis Local Public
Improvement Bond Bank
Revenue, Series A
5.75%, 01/01/38	5,000,000	5,510,300

		11,861,790

KENTUCKY – 0.31%
Kentucky Asset/Liability
Commission Agency
Fund Revenue, Series 1
(NPFGC Insured)
5.25%, 09/01/18	320,000	392,554
Kentucky State Property &
Buildings Revenue
5.00%, 11/01/20	5,350,000	6,214,720

		6,607,274

LOUISIANA – 0.05%
Louisiana State Gas & Fuels
Tax Revenue, Series B
5.00%, 05/01/20	1,000,000	1,065,420

		1,065,420

Security	Principal	Value
MARYLAND – 1.75%
Maryland State Department
of Transportation
Consolidated Revenue
5.00%, 05/01/14	$2,000,000	$2,313,680
5.00%, 02/15/23	2,500,000	2,903,875
Maryland State Transportation
Authority Grant & Revenue
Anticipation Note
5.00%, 03/01/13	500,000	557,420
5.00%, 03/01/17	1,000,000	1,211,650
Maryland State Transportation
Authority Revenue
(AGM Insured)
5.00%, 07/01/38	2,000,000	2,169,640
Maryland State, General
Obligations Unlimited
5.00%, 02/01/11	7,560,000	7,710,368
5.25%, 03/01/11	500,000	512,560
Maryland State, General
Obligations Unlimited,
Series 1
5.00%, 03/15/17	450,000	547,245
Maryland State, General
Obligations Unlimited,
Series 2
5.00%, 07/15/13	400,000	452,308
5.00%, 07/15/14	3,125,000	3,644,594
5.00%, 08/01/15	2,500,000	2,977,000
Maryland State, General
Obligations Unlimited,
Series A
5.00%, 08/01/11	1,000,000	1,043,750
5.25%, 02/15/13	2,500,000	2,799,250
5.25%, 03/01/16	400,000	484,884
Maryland State, General
Obligations Unlimited,
Series B
5.25%, 02/15/12	8,000,000	8,580,160

		37,908,384

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
MASSACHUSETTS – 4.68%
Massachusetts Bay
Transportation Authority
Revenue, Series A
5.25%, 07/01/30	$1,900,000	$2,350,813
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Series A
5.00%, 07/01/28	940,000	1,132,803
5.00%, 07/01/31	700,000	823,459
5.25%, 07/01/21	765,000	966,447
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Series A
Prerefunded 07/01/12
5.00%, 07/01/32	750,000	813,960
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Series B
5.25%, 07/01/14	2,700,000	3,160,485
5.25%, 07/01/19	2,000,000	2,493,580
5.25%, 07/01/21	3,000,000	3,789,990
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Series C
5.50%, 07/01/16	2,175,000	2,665,963
5.50%, 07/01/17	300,000	373,026
Massachusetts School Building
Authority Sales Tax
Revenue, Series A
(AGM Insured)
5.00%, 08/15/17	1,000,000	1,163,120
5.00%, 08/15/21	2,000,000	2,291,880
5.00%, 08/15/30	5,000,000	5,409,550
Massachusetts School Building
Authority Sales Tax
Revenue, Series A
(AMBAC Insured)
4.50%, 08/15/35	5,400,000	5,522,904
5.00%, 08/15/37	2,850,000	3,048,274

Security	Principal	Value
Massachusetts State
Department of
Transportation Metropolitan
Highway System Revenue,
Series B
5.00%, 01/01/37	$1,000,000	$1,055,650
Massachusetts State Special
Obligation Dedicated Tax
Revenue (FGIC Insured)
5.25%, 01/01/25	160,000	183,600
5.75%, 01/01/32	645,000	750,728
Massachusetts State Special
Obligation Dedicated Tax
Revenue (NPFGC
Insured-FGIC)
5.50%, 01/01/34	500,000	600,245
Massachusetts State Special
Obligation Revenue,
Series A
5.38%, 06/01/11	350,000	363,356
Massachusetts State Special
Obligation Revenue,
Series A (AGM Insured)
5.00%, 12/15/13	250,000	281,967
5.00%, 12/15/14	1,875,000	2,163,112
Massachusetts State Turnpike
Authority Revenue,
Series A ETM
5.00%, 01/01/20	300,000	365,988
Massachusetts State Water
Pollution Abatement
Trust Revenue, Series A
5.25%, 08/01/19	1,000,000	1,258,060
Massachusetts State Water
Resources Authority
Revenue, Series A
5.00%, 08/01/40	4,700,000	5,174,465
Massachusetts State Water
Resources Authority
Revenue, Series B
5.00%, 08/01/39	1,445,000	1,567,102

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Massachusetts State Water
Resources Authority
Revenue, Series B
(AGM Insured)
5.25%, 08/01/31	$300,000	$362,373
Massachusetts State Water
Resources Authority
Revenue, Series D
(NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,048,260
Massachusetts State Water
Resources Authority
Revenue, Series J
(AGM Insured)
5.25%, 08/01/17	250,000	308,010
Massachusetts State, General
Obligations Limited,
Series B
5.25%, 08/01/20	3,000,000	3,761,010
Massachusetts State, General
Obligations Limited,
Series C (AGM Insured)
5.50%, 11/01/11	300,000	318,216
Massachusetts State, General
Obligations Limited,
Series C (NPFGC
Insured-FGIC)
5.50%, 11/01/13	2,260,000	2,610,684
5.50%, 11/01/14	1,920,000	2,286,701
Massachusetts State, General
Obligations Limited,
Series D (NPFGC Insured)
5.50%, 11/01/13	3,330,000	3,846,716
6.00%, 11/01/13	3,000,000	3,505,320
Massachusetts State, General
Obligations Unlimited,
Series A
5.00%, 08/01/14	1,250,000	1,452,450
5.00%, 03/01/22	550,000	648,081
5.00%, 09/01/28	4,410,000	4,956,443
5.00%, 03/01/39	1,975,000	2,141,295
5.25%, 08/01/21	600,000	753,054
6.00%, 11/01/11	250,000	266,512

Security	Principal	Value
Massachusetts State, General
Obligations Unlimited,
Series A (AGM Insured)
Prerefunded 03/01/15
5.00%, 03/01/23	$4,000,000	$4,694,040
Massachusetts State, General
Obligations Unlimited,
Series A (NPFGC Insured)
5.50%, 02/01/11	5,390,000	5,507,664
Massachusetts State, General
Obligations Unlimited,
Series B
5.00%, 11/01/16	1,100,000	1,323,278
5.25%, 08/01/21	425,000	533,413
Massachusetts State, General
Obligations Unlimited,
Series B (AGM Insured)
5.25%, 09/01/23	215,000	269,477
5.25%, 09/01/24	500,000	627,840
Massachusetts State, General
Obligations Unlimited,
Series C (AGM Insured)
5.50%, 12/01/17	500,000	625,665
Massachusetts State, General
Obligations Unlimited,
Series D
5.50%, 10/01/16	1,100,000	1,353,451
Massachusetts State, General
Obligations Unlimited,
Series D (AMBAC Insured)
5.50%, 10/01/19	1,355,000	1,720,416
Massachusetts State, General
Obligations Unlimited,
Series D (NPFGC Insured)
5.50%, 10/01/20	2,200,000	2,813,206
Massachusetts State, General
Obligations Unlimited,
Series E (AMBAC Insured)
5.00%, 11/01/25	2,115,000	2,586,708

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Massachusetts Water Pollution
Abatement Trust Revenue,
Series A
5.25%, 08/01/15	$1,000,000	$1,200,530

		101,291,340

MICHIGAN – 0.63%
Detroit City School District,
General Obligations
Unlimited, Series A (AGM
Q-SBLF Insured)
5.00%, 05/01/15	185,000	204,730
5.25%, 05/01/30	2,500,000	2,705,275
Detroit, Michigan Sewer
Disposal System Revenue,
Series A (AGM Insured)
Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,380,220
Detroit, Michigan Water
Supply System Revenue,
Series B (AGM Insured)
6.25%, 07/01/36	750,000	838,942
Michigan State Building
Authority Revenue, Series I
(AMBAC Insured)
5.00%, 10/15/33	1,000,000	1,021,220
Michigan State Revenue
(AGM Insured)
5.25%, 09/15/20	310,000	356,909
Michigan State Trunk
Line Revenue
5.00%, 11/01/20	1,600,000	1,875,168
Michigan State Trunk Line
Revenue, Series A
(AGM Insured)
Prerefunded 11/01/11
5.25%, 11/01/30	1,750,000	1,851,867

Security	Principal	Value
Michigan State, General
Obligations Unlimited,
Series A
5.00%, 05/01/17	$200,000	$233,962
5.00%, 05/01/19	230,000	267,564
5.00%, 11/01/20	760,000	875,049

		13,610,906

MINNESOTA – 0.40%
Minnesota State, General
Obligations Unlimited
5.00%, 08/01/11	1,000,000	1,043,370
5.00%, 11/01/11	2,800,000	2,954,504
5.00%, 08/01/17	800,000	978,824
5.00%, 08/01/25	2,000,000	2,284,340
Minnesota State, General
Obligations Unlimited,
Series F
4.00%, 08/01/13	300,000	330,825
Southern Minnesota
Municipal Power
Agency, Power
Supply System Revenue,
Series A (AMBAC Insured)
5.25%, 01/01/15	1,000,000	1,158,110

		8,749,973

MISSISSIPPI – 0.08%
Mississippi Development
Bank Special
Obligations Revenue
(XLCA Insured)
5.00%, 03/01/16	250,000	245,772
Mississippi State, General
Obligations Unlimited,
Series A
5.25%, 11/01/15	1,250,000	1,496,350

		1,742,122

MISSOURI – 0.68%
Kansas City, Missouri Special
Obligation Revenue,
Series C
5.25%, 04/01/40	500,000	526,475

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Missouri Joint Municipal
Electric Utility
Commission Power
Project Revenue
(NPFGC Insured)
5.00%, 01/01/34	$2,000,000	$2,004,500
Missouri Joint Municipal
Electric Utility
Commission Power
Project Revenue,
Series A
(AMBAC Insured)
5.00%, 01/01/17	2,000,000	2,032,420
Missouri State Highways &
Transit Commission State
Road Revenue
5.00%, 02/01/14	625,000	717,425
5.25%, 05/01/18	3,000,000	3,642,570
Missouri State Highways &
Transit Commission State
Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,748,000

		14,671,390

NEBRASKA – 0.05%
Omaha Public Power District
Revenue, Series AA
(NPFGC Insured-FGIC)
4.50%, 02/01/38	1,000,000	1,010,340

		1,010,340

NEVADA – 0.90%
Clark County School District,
General Obligations
Limited, Series A
5.00%, 06/15/27	5,000,000	5,415,000
Clark County School District,
General Obligations Limited,
Series A (NPFGC
Insured-FGIC)
5.00%, 06/15/25	1,350,000	1,498,999
5.25%, 06/15/15	1,500,000	1,755,930
Clark County, Nevada Airport
Revenue, Series B
5.13%, 07/01/36	5,750,000	5,954,527

Security	Principal	Value
Clark County, Nevada Airport
Revenue, Series B
(FGIC Insured)
Prerefunded 07/01/11
5.25%, 07/01/34	$1,065,000	$1,109,293
Nevada State Capitol Building,
General Obligations Limited,
Series A
5.00%, 02/01/11	500,000	509,810
Nevada State Capitol Building,
General Obligations Limited,
Series C
5.00%, 06/01/27	3,000,000	3,275,310

		19,518,869

NEW JERSEY – 5.41%
Essex County, New Jersey
Improvement Authority
Revenue (AMBAC Insured)
5.25%, 12/15/20	1,000,000	1,202,190
Garden State Preservation
Trust Open Space &
Farmland Preservation
Revenue, Series A
(AGM Insured)
5.50%, 11/01/13	500,000	575,980
5.75%, 11/01/28	7,040,000	8,971,494
Garden State Preservation
Trust Open Space &
Farmland Preservation
Revenue, Series A
(AGM Insured)
Prerefunded 11/01/13
5.25%, 11/01/19	250,000	286,775
New Jersey Economic
Development
Authority Revenue
5.00%, 12/15/18	1,000,000	1,175,850
5.75%, 06/15/29	3,000,000	2,965,770
New Jersey Economic
Development Authority
Revenue, Series A
5.00%, 05/01/12	250,000	267,217

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New Jersey Economic
Development Authority
Revenue, Series A
(NPFGC Insured)
5.25%, 07/01/15	$500,000	$561,530
5.25%, 07/01/16	380,000	423,483
5.25%, 07/01/17	3,050,000	3,384,737
New Jersey Economic
Development Authority
Revenue, Series A
Prerefunded 05/15/14
6.38%, 04/01/31	1,155,000	1,387,744
New Jersey Economic
Development Authority
Revenue, Series AA
5.50%, 12/15/29	250,000	283,487
New Jersey Economic
Development Authority
Revenue, Series F
Prerefunded 06/15/13
5.00%, 06/15/26	780,000	876,478
New Jersey Economic
Development Authority
Revenue, Series K
(AMBAC Insured)
5.25%, 12/15/16	2,870,000	3,340,049
5.50%, 12/15/19	1,000,000	1,198,270
New Jersey Economic
Development Authority
Revenue, Series K (NPFGC
Insured-FGIC)
5.25%, 12/15/15	1,200,000	1,383,048
New Jersey Economic
Development Authority
Revenue, Series N-1
(AMBAC Insured)
5.50%, 09/01/26	2,000,000	2,388,820
New Jersey Economic
Development Authority
Revenue, Series N-1
(NPFGC Insured-FGIC)
5.50%, 09/01/27	2,000,000	2,375,700

Security	Principal	Value
New Jersey Economic
Development Authority
Revenue, Series O
5.13%, 03/01/28	$1,500,000	$1,637,535
5.25%, 03/01/22	1,610,000	1,820,765
New Jersey State Transit Corp.
Certificates of Participation
(NPFGC Insured-FGIC)
5.00%, 09/15/17	440,000	493,029
New Jersey State Turnpike
Authority Revenue, Series A
(AGM Insured)
5.00%, 01/01/20	7,700,000	8,469,109
5.00%, 01/01/21	1,000,000	1,111,600
New Jersey State Turnpike
Authority Revenue, Series A
(NPFGC Insured)
6.00%, 01/01/12	1,875,000	2,016,056
6.00%, 01/01/13	2,335,000	2,633,693
New Jersey State Turnpike
Authority Revenue, Series C
ETM (NPFGC Insured)
6.50%, 01/01/13	1,500,000	1,710,390
New Jersey State Turnpike
Authority Revenue, Series E
5.25%, 01/01/40	500,000	539,480
New Jersey State, General
Obligations Unlimited
5.00%, 08/01/15	1,200,000	1,410,792
New Jersey State, General
Obligations Unlimited,
Series D
6.00%, 02/15/13	250,000	282,857
New Jersey State, General
Obligations Unlimited,
Series H
5.25%, 07/01/14	1,250,000	1,454,925
New Jersey State, General
Obligations Unlimited,
Series L (AMBAC Insured)
5.25%, 07/15/19	2,000,000	2,455,880

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New Jersey Transportation
Trust Fund Authority
Revenue, Series A
0.00%, 12/15/28	$2,640,000	$1,060,409
0.00%, 12/15/32	400,000	121,712
0.00%, 12/15/34	1,055,000	283,099
0.00%, 12/15/37	5,500,000	1,221,660
0.00%, 12/15/38	10,000,000	2,103,840
0.00%, 12/15/39	5,405,000	1,075,217
5.25%, 12/15/20	3,080,000	3,657,623
5.50%, 12/15/22	1,000,000	1,219,930
5.50%, 12/15/23	500,000	610,410
5.75%, 06/15/17	785,000	951,051
New Jersey Transportation
Trust Fund Authority
Revenue, Series A
(AGM Insured)
4.25%, 12/15/22	8,500,000	8,506,035
New Jersey Transportation
Trust Fund Authority
Revenue, Series A
(AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,523,950
5.50%, 12/15/13	1,250,000	1,434,812
New Jersey Transportation
Trust Fund Authority
Revenue, Series A
(NPFGC Insured)
5.25%, 12/15/21	700,000	830,137
New Jersey Transportation
Trust Fund Authority
Revenue, Series B
5.25%, 12/15/19	2,960,000	3,521,690
New Jersey Transportation
Trust Fund Authority
Revenue, Series B
(NPFGC Insured)
5.25%, 12/15/14	3,750,000	4,358,550

Security	Principal	Value
New Jersey Transportation
Trust Fund Authority
Revenue, Series B
(NPFGC Insured)
Prerefunded 12/15/11
6.00%, 12/15/18	$2,000,000	$2,147,720
New Jersey Transportation
Trust Fund Authority
Revenue, Series B (NPFGC
Insured-FGIC)
5.25%, 12/15/12	4,300,000	4,748,920
5.50%, 12/15/20	2,000,000	2,440,500
New Jersey Transportation
Trust Fund Authority
Revenue, Series C
0.00%, 12/15/24	1,665,000	859,689
5.50%, 06/15/24	1,000,000	1,139,620
New Jersey Transportation
Trust Fund Authority
Revenue, Series C
(AGM Insured)
5.50%, 12/15/10	4,945,000	5,018,779
5.50%, 12/15/11	3,715,000	3,956,512
5.50%, 12/15/17	1,000,000	1,205,830
New Jersey Transportation
Trust Fund Authority
Revenue, Series C
(FGIC Insured)
5.25%, 06/15/12	400,000	435,160
New Jersey Transportation
Trust Fund Authority
Revenue, Series C
Prerefunded 06/15/13
5.50%, 06/15/18	2,150,000	2,450,183
5.50%, 06/15/22	1,000,000	1,139,620

		117,107,391

NEW MEXICO – 0.14%
New Mexico Finance Authority
State Transportation
Revenue, Series A
(NPFGC Insured)
5.25%, 06/15/15	2,300,000	2,735,643

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New Mexico Finance Authority
State Transportation
Revenue, Series B
(AMBAC Insured)
5.00%, 06/15/12	$300,000	$324,585

		3,060,228

NEW YORK – 17.49%
Brooklyn Arena Local
Development Corp. Revenue
6.38%, 01/15/20	5,000,000	5,347,250
Hudson Yards
Infrastructure Corp.
Revenue, Series A
5.00%, 02/15/17	5,675,000	5,680,732
Hudson Yards
Infrastructure Corp.
Revenue, Series A
(NPFGC Insured)
4.50%, 02/15/17	1,600,000	1,531,504
Long Island Power Authority
Electric System Revenue,
Series A (AGM Insured)
5.50%, 12/01/13	275,000	318,263
Long Island Power Authority
Electric System Revenue,
Series A (AMBAC Insured)
5.50%, 12/01/10	880,000	891,431
Long Island Power Authority
Electric System Revenue,
Series A (NPFGC
Insured-FGIC)
5.00%, 12/01/19	240,000	271,474
Long Island Power Authority
Electric System Revenue,
Series B
5.25%, 12/01/12	300,000	331,092
Long Island Power Authority
Electric System Revenue,
Series D (NPFGC Insured)
5.00%, 09/01/12	240,000	261,012
5.00%, 09/01/14	155,000	178,678

Security	Principal	Value
Long Island Power Authority
Electric System Revenue,
Series E (NPFGC Insured)
5.00%, 12/01/18	$500,000	$578,155
Long Island Power Authority
Electric System Revenue,
Series E (NPFGC
Insured-FGIC)
5.00%, 12/01/17	475,000	555,304
Long Island Power Authority
Electric System Revenue,
Series F (NPFGC Insured)
5.00%, 05/01/11	800,000	824,824
5.00%, 05/01/17	225,000	261,542
Long Island Power Authority
Electric System Revenue,
Series L
Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,034,250
Long Island Power Authority
Revenue, Series A
5.75%, 04/01/39	3,700,000	4,157,801
Long Island Power Authority
Revenue, Series A
(AGM Insured)
5.00%, 12/01/16	2,000,000	2,361,960
Long Island Power Authority
Revenue, Series A
(BHAC Insured)
5.50%, 05/01/33	1,100,000	1,242,989
Long Island Power Authority
Revenue, Series A (NPFGC
Insured-FGIC)
5.25%, 12/01/20	2,000,000	2,307,380
Long Island Power Authority
Revenue, Series A
(XLCA Insured)
5.00%, 12/01/26	1,200,000	1,292,304
Long Island Power Authority
Revenue, Series B
5.25%, 12/01/14	1,000,000	1,170,610
5.75%, 04/01/25	1,050,000	1,209,527
5.75%, 04/01/33	2,190,000	2,447,478

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Long Island Power Authority
Revenue, Series E
5.00%, 12/01/17	$850,000	$993,701
Metropolitan Transportation
Authority Revenue
Mandatory Tender
11/15/12
5.00%, 11/15/23	825,000	892,510
Metropolitan Transportation
Authority Revenue
Mandatory Tender
11/15/14
5.00%, 11/15/30	500,000	563,325
Metropolitan Transportation
Authority Revenue, Series A
4.50%, 11/15/38	1,800,000	1,806,498
5.00%, 11/15/18	250,000	293,768
5.00%, 11/15/35	1,400,000	1,449,700
5.13%, 01/01/24	2,700,000	2,867,670
5.13%, 11/15/31	950,000	1,007,713
5.50%, 01/01/15	1,660,000	1,932,223
5.50%, 11/15/39	600,000	659,748
5.75%, 01/01/16	625,000	747,531
Metropolitan Transportation
Authority Revenue, Series A
(AGM Insured)
5.00%, 11/15/12	2,610,000	2,742,719
Metropolitan Transportation
Authority Revenue, Series A
(AMBAC Insured)
4.75%, 11/15/30	250,000	256,943
5.50%, 11/15/13	2,555,000	2,887,789
5.50%, 11/15/14	2,245,000	2,603,639
5.50%, 11/15/16	500,000	543,505
Metropolitan Transportation
Authority Revenue, Series A
(NPFGC Insured)
4.75%, 11/15/27	6,330,000	6,623,459
5.50%, 01/01/20	415,000	444,780

Security	Principal	Value
Metropolitan Transportation
Authority Revenue, Series A
(NPFGC Insured-FGIC)
5.00%, 11/15/12	$1,850,000	$1,965,644
5.00%, 07/01/22	150,000	159,176
5.00%, 07/01/25	1,000,000	1,060,420
Metropolitan Transportation
Authority Revenue, Series B
4.50%, 11/15/37	500,000	506,730
4.75%, 11/15/31	430,000	441,593
5.00%, 11/15/34	1,000,000	1,077,120
Metropolitan Transportation
Authority Revenue, Series B
(AMBAC Insured)
5.25%, 11/15/23	1,050,000	1,248,440
Metropolitan Transportation
Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,285,657
Metropolitan Transportation
Authority Revenue, Series F
5.00%, 11/15/35	1,500,000	1,549,125
Nassau County Interim
Finance Authority Revenue,
Series A (AMBAC Insured)
5.00%, 11/15/12	230,000	253,504
New York City Industrial
Development Agency
Revenue (FGIC Insured)
5.00%, 09/01/16	1,550,000	1,551,519
5.00%, 03/01/31	290,000	295,110
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series A
4.75%, 06/15/30	4,850,000	5,138,042
5.00%, 06/15/38	6,250,000	6,640,938
5.00%, 06/15/39	2,325,000	2,464,733
5.75%, 06/15/40	500,000	575,720

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series AA
5.00%, 06/15/21	$1,000,000	$1,173,280
5.00%, 06/15/22	5,000,000	5,833,700
5.00%, 06/15/27	500,000	551,935
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series AA (NPFGC
Insured-FGIC)
4.50%, 06/15/39	1,245,000	1,262,380
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series B (AMBAC
Insured)
5.00%, 06/15/28	470,000	516,756
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series BB
5.00%, 06/15/27	1,000,000	1,130,360
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series C
4.75%, 06/15/33	3,925,000	4,087,927
5.00%, 06/15/35	1,400,000	1,488,662
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series CC
5.00%, 06/15/34	2,900,000	3,100,274
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series D
5.00%, 06/15/38	7,200,000	7,542,504

Security	Principal	Value
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series DD
4.75%, 06/15/36	$500,000	$520,565
5.00%, 06/15/39	1,365,000	1,441,222
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series FF-2
5.00%, 06/15/40	365,000	390,962
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue, Series GG-1
5.00%, 06/15/39	2,400,000	2,572,560
New York City Transitional
Finance Authority Building
Aid Revenue, Series S-1
4.50%, 01/15/38	305,000	308,230
5.50%, 07/15/28	3,255,000	3,687,459
New York City Transitional
Finance Authority Building
Aid Revenue, Series S-5
5.00%, 01/15/31	1,400,000	1,493,576
New York City Transitional
Finance Authority Revenue,
Series A
5.00%, 05/01/28	1,000,000	1,124,780
New York City Transitional
Finance Authority Revenue,
Series A-1
5.00%, 11/01/13	4,820,000	5,485,835
5.00%, 11/01/14	4,500,000	5,260,050
New York City Transitional
Finance Authority Revenue,
Series B
5.00%, 11/01/13	1,015,000	1,155,212
5.00%, 11/01/15	530,000	629,513
5.00%, 11/01/21	2,800,000	3,346,112
5.00%, 11/01/25	1,050,000	1,172,630

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York City Transitional
Finance Authority Revenue,
Subseries A-1
5.00%, 08/01/12	$300,000	$325,941
New York City Transitional
Finance Authority Revenue,
Subseries A-2
5.00%, 11/01/17	2,000,000	2,310,400
New York City Transitional
Finance Authority Revenue,
Subseries C-1
5.00%, 11/01/27	2,800,000	3,114,692
New York City Transitional
Finance Authority Revenue,
Subseries D-2
5.00%, 11/01/12	1,000,000	1,096,780
New York City Trust For
Cultural Resources Revenue
5.00%, 04/01/31	2,000,000	2,196,280
New York City, General
Obligations Unlimited,
Series A
5.00%, 08/01/28	1,010,000	1,104,304
New York City, General
Obligations Unlimited,
Series A-1
5.00%, 08/01/12	450,000	488,313
5.00%, 08/15/12	400,000	434,680
5.00%, 08/01/13	2,760,000	3,095,892
5.00%, 08/15/13	285,000	320,052
5.00%, 08/01/15	1,005,000	1,177,096
5.00%, 08/01/17	355,000	422,461
5.25%, 08/15/23	8,000,000	9,333,200
New York City, General
Obligations Unlimited,
Series B
5.25%, 08/01/11	1,000,000	1,045,230
New York City, General
Obligations Unlimited,
Series C
5.00%, 08/01/13	1,115,000	1,250,696
5.00%, 08/01/15	200,000	234,248
5.00%, 08/01/19	1,265,000	1,528,930

Security	Principal	Value
5.00%, 08/01/24	$1,000,000	$1,156,280
5.25%, 08/01/18	480,000	585,907
New York City, General
Obligations Unlimited,
Series C (AGM Insured)
5.00%, 08/01/17	1,000,000	1,150,320
New York City, General
Obligations Unlimited,
Series C (CIFG Insured)
3.63%, 08/01/13	400,000	432,124
5.00%, 08/01/14	300,000	345,927
New York City, General
Obligations Unlimited,
Series C-1
5.00%, 10/01/11	200,000	210,126
5.00%, 10/01/18	500,000	590,815
5.00%, 10/01/20	330,000	386,282
5.00%, 10/01/22	805,000	927,432
New York City, General
Obligations Unlimited,
Series D1
5.13%, 12/01/27	1,500,000	1,686,480
New York City, General
Obligations Unlimited,
Series E
4.00%, 08/01/14	450,000	502,385
5.00%, 08/01/16	3,000,000	3,528,900
5.00%, 08/01/21	1,000,000	1,181,600
New York City, General
Obligations Unlimited,
Series E (AGM Insured)
5.00%, 11/01/20	450,000	511,718
New York City, General
Obligations Unlimited,
Series G
5.00%, 08/01/11	3,000,000	3,128,820
5.00%, 08/01/12	1,065,000	1,155,674
5.00%, 08/01/13	2,150,000	2,411,655
5.00%, 08/01/14	330,000	381,071
5.00%, 08/01/15	600,000	702,744

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York City, General
Obligations Unlimited,
Series H
5.00%, 08/01/11	$375,000	$391,103
5.00%, 08/01/13	1,550,000	1,738,635
New York City, General
Obligations Unlimited,
Series I
4.50%, 08/01/12	765,000	822,849
5.00%, 08/01/11	2,250,000	2,346,615
5.00%, 08/01/13	1,000,000	1,121,700
5.00%, 08/01/15	310,000	354,014
New York City, General
Obligations Unlimited,
Series J
5.00%, 03/01/30	1,755,000	1,889,503
New York City, General
Obligations Unlimited,
Series J
Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,139,250
New York City, General
Obligations Unlimited,
Series M
5.00%, 04/01/22	425,000	477,934
New York City, General
Obligations Unlimited,
Series O
5.00%, 06/01/20	2,000,000	2,269,860
New York City, General
Obligations Unlimited,
Series O (AGM Insured)
5.00%, 06/01/17	500,000	573,080
New York City, General
Obligations Unlimited,
Subseries B-1
5.25%, 09/01/20	500,000	596,460
5.25%, 09/01/23	2,180,000	2,545,128
New York City, General
Obligations Unlimited,
Subseries F-1
5.00%, 09/01/15	285,000	334,379

Security	Principal	Value
New York City, General
Obligations Unlimited,
Subseries I-1
5.38%, 04/01/36	$4,500,000	$4,976,640
New York City, General
Obligations Unlimited,
Subseries J-1
5.00%, 08/01/11	400,000	417,176
5.00%, 05/15/31	1,500,000	1,633,440
New York City, General
Obligations Unlimited,
Subseries L-1
5.00%, 04/01/27	1,200,000	1,327,368
New York Convention Center
Development Corp. Revenue
(AMBAC Insured)
5.00%, 11/15/15	2,500,000	2,541,025
New York State Dormitory
Authority (City University of
New York), State Supported
Debt Revenue
5.00%, 07/01/22	4,000,000	4,495,200
New York State Dormitory
Authority (Long Island
Jewish Medical Center),
Non-State Supported Debt
Revenue, Series A
5.50%, 05/01/37	1,500,000	1,581,240
5.75%, 05/01/37	750,000	803,820
New York State Dormitory
Authority Revenue,
Prerefunded 03/15/13
5.00%, 03/15/27	1,000,000	1,117,000
New York State Dormitory
Authority Revenue, Series A
(NPFGC Insured-FGIC)
5.50%, 07/01/18	1,405,000	1,703,113
New York State Dormitory
Authority Revenue, Series D
(NPFGC Insured)
5.25%, 10/01/23	1,050,000	1,126,860

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York State Dormitory
Authority State Personal
Income Tax Revenue,
Series A
5.00%, 03/15/25	$3,700,000	$4,182,628
5.00%, 03/15/27	7,500,000	8,381,850
New York State Dormitory
Authority State Personal
Income Tax Revenue,
Series B
5.00%, 03/15/28	500,000	561,610
New York State Dormitory
Authority State Personal
Income Tax Revenue,
Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,922,917
New York State Dormitory
Authority State Personal
Income Tax Revenue,
Series C
5.00%, 12/15/31	3,500,000	3,767,260
New York State Dormitory
Authority State Personal
Income Tax Revenue,
Series D
5.00%, 03/15/36	4,200,000	4,441,752
New York State Dormitory
Authority State Personal
Income Tax Revenue,
Series F
5.00%, 03/15/30	2,000,000	2,136,120
New York State Environmental
Facilities Corp., Clean
Water & Drinking
Water Revenue
5.00%, 10/15/35	1,850,000	1,972,248
5.00%, 06/15/37	1,700,000	1,830,390
New York State Environmental
Facilities Corp., Clean
Water & Drinking Water
Revenue, Series B
4.50%, 06/15/36	220,000	225,157
4.75%, 06/15/32	1,400,000	1,474,564

Security	Principal	Value
New York State Environmental
Facilities Corp., Clean
Water & Drinking Water
Revenue, Series E
5.00%, 06/15/30	$1,600,000	$1,756,992
New York State
Local Government
Assistance Corp. Revenue,
Series A
5.00%, 04/01/11	1,000,000	1,027,970
New York State
Local Government
Assistance Corp. Revenue,
Series A-1 (AGM Insured)
5.00%, 04/01/11	1,000,000	1,027,490
New York State
Local Government
Assistance Corp. Revenue,
Series C
5.50%, 04/01/17	4,800,000	5,799,936
New York State Thruway
Authority Revenue
5.00%, 04/01/13	350,000	387,748
5.00%, 04/01/14	1,080,000	1,229,224
5.00%, 04/01/18	250,000	297,643
5.50%, 04/01/11	1,160,000	1,193,524
New York State Thruway
Authority Revenue, Series B
5.00%, 04/01/19	3,300,000	3,948,384
5.00%, 04/01/20	2,000,000	2,356,640
5.00%, 04/01/27	6,485,000	7,133,111
New York State Thruway
Authority Revenue, Series B
(AMBAC Insured)
5.00%, 04/01/21	840,000	956,995
New York State Thruway
Authority Revenue, Series B
(NPFGC Insured-FGIC)
5.00%, 04/01/16	1,200,000	1,400,520

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York State Thruway
Authority Revenue, Series H
(NPFGC Insured)
5.00%, 01/01/20	$1,500,000	$1,719,480
5.00%, 01/01/21	3,400,000	3,866,072
New York State Thruway
Authority Revenue, Series H
(NPFGC Insured-FGIC)
5.00%, 01/01/22	1,280,000	1,450,048
5.00%, 01/01/23	720,000	809,093
New York State Thruway
Authority, Highway &
Bridge Trust Fund
Revenue, Series B (AGM Insured)
5.00%, 04/01/14	11,480,000	13,197,408
New York State Thruway
Authority, Personal
Income Tax Revenue, Series A
5.00%, 03/15/18	500,000	605,415
5.00%, 03/15/26	1,700,000	1,923,091
New York State Urban
Development Corp.
Revenue, Series A-1
5.00%, 12/15/18	310,000	377,949
New York State Urban
Development Corp.
Revenue, Series B
5.00%, 03/15/32	1,000,000	1,071,880
New York State Urban
Development Corp.
Revenue, Series B-1
5.00%, 03/15/28	250,000	280,213
5.00%, 03/15/36	2,000,000	2,152,420
New York State Urban
Development Corp.
Revenue, Series C
5.00%, 12/15/17	200,000	242,404
5.00%, 12/15/18	2,300,000	2,810,025
New York State Urban
Development Corp.
Revenue, Series D
5.00%, 01/01/16	750,000	871,920
5.25%, 01/01/20	1,000,000	1,193,230

Security	Principal	Value
5.25%, 01/01/21	$500,000	$589,245
5.63%, 01/01/28	800,000	899,760
New York State Urban
Development Corp.,
Correctional & Youth
Facilities Revenue, Series A
Mandatory Tender
01/01/11
5.00%, 01/01/17	250,000	253,698
5.50%, 01/01/17	690,000	701,282
New York State Urban
Development Corp.,
Correctional Facilities
Revenue, Series D
(AGM Insured)
Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,355,125
New York State, General
Obligations Unlimited,
Series A
5.00%, 02/15/39	1,045,000	1,119,320
New York State, General
Obligations Unlimited,
Series C
3.00%, 02/01/16	535,000	577,003
5.00%, 04/15/13	250,000	279,130
5.00%, 04/15/14	500,000	575,460
Port Authority of New York &
New Jersey Revenue
4.50%, 01/15/36	255,000	260,233
4.50%, 09/15/39	750,000	770,745
5.00%, 07/15/38	125,000	134,941
5.00%, 03/15/39	1,690,000	1,769,616
5.38%, 03/01/28	1,000,000	1,194,580
Port Authority of New York &
New Jersey Revenue
(AMBAC Insured)
4.50%, 11/15/34	205,000	210,705

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Sales Tax Asset
Receivable Corp.
Revenue, Series A (AMBAC Insured)
5.00%, 10/15/29	$250,000	$275,405
5.00%, 10/15/32	200,000	218,042
5.25%, 10/15/27	1,000,000	1,114,900
Sales Tax Asset
Receivable Corp.
Revenue, Series A (NPFGC Insured)
5.00%, 10/15/23	150,000	168,540
5.25%, 10/15/18	500,000	579,210
Triborough Bridge & Tunnel
Authority Revenue
5.00%, 11/15/37	8,100,000	8,643,186
Triborough Bridge &
Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,171,690
Triborough Bridge &
Tunnel Authority Revenue, Series B
5.00%, 11/15/32	11,650,000	12,428,453
Triborough Bridge &
Tunnel Authority Revenue, Series Y
5.50%, 01/01/17	1,000,000	1,155,540
Triborough Bridge &
Tunnel Authority
Revenue, Subseries D
5.00%, 11/15/26	1,000,000	1,123,580
5.00%, 11/15/31	3,000,000	3,275,880

		378,670,173

NORTH CAROLINA – 2.58%
Charlotte, North Carolina
Water & Sewer
System Revenue
5.00%, 07/01/38	4,000,000	4,353,480
Mecklenburg County, North
Carolina, General
Obligations Unlimited,
Series C
5.00%, 02/01/14	750,000	862,395

Security	Principal	Value
North Carolina Eastern
Municipal Power Agency
Power System Revenue,
Series B
5.00%, 01/01/26	$2,000,000	$2,161,060
6.00%, 01/01/22	245,000	301,884
North Carolina Eastern
Municipal Power Agency
Power System Revenue,
Series D
5.50%, 01/01/14	700,000	793,625
North Carolina Municipal
Power Agency No. 1
Catawba Electric Revenue, Series B
5.00%, 01/01/21	2,500,000	2,886,700
North Carolina State Grant
Anticipation Revenue
5.00%, 03/01/11	950,000	972,392
North Carolina State, General
Obligations Unlimited
5.00%, 03/01/11	1,200,000	1,228,524
5.00%, 03/01/12	15,545,000	16,643,254
North Carolina State, General
Obligations Unlimited,
Series B
5.00%, 04/01/12	1,000,000	1,074,510
5.00%, 04/01/13	12,000,000	13,422,120
University of North
Carolina Revenue
5.00%, 12/01/36	8,100,000	8,721,108
Wake County, North Carolina,
General Obligations
Unlimited, Series C
5.00%, 03/01/25	2,000,000	2,535,120

		55,956,172

OHIO – 1.50%
Cincinnati City School District,
General Obligations
Unlimited (NPFGC
Insured-FGIC)
5.25%, 12/01/25	4,820,000	5,971,739

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Columbus, Ohio Sewer
Revenue, Series A
5.00%, 06/01/27	$1,500,000	$1,668,270
5.00%, 06/01/31	9,070,000	9,849,294
Hamilton County, Ohio
Sales Tax
Revenue, Subseries B
(AMBAC Insured)
Prerefunded 12/01/10
5.25%, 12/01/32	2,985,000	3,022,104
Ohio State Major New
Infrastructure Projects
Revenue, Series 2008-1
5.00%, 06/15/16	800,000	946,736
5.75%, 06/15/19	5,000,000	6,193,700
Ohio State Revenue,
Series II-A (AMBAC Insured)
5.00%, 08/01/11	1,000,000	1,042,300
Ohio State, General
Obligations Unlimited,
Series A
5.38%, 09/01/28	1,970,000	2,250,883
Ohio State, General
Obligations Unlimited,
Series A (NPFGC Insured)
5.00%, 08/01/11	1,365,000	1,423,845

		32,368,871

OKLAHOMA – 0.14%
Grand River Dam
Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	1,255,000	1,305,514
Grand River Dam Authority
Revenue, Series A
(AGM Insured)
5.00%, 06/01/12	1,000,000	1,077,810
Oklahoma State
Municipal Power Authority Supply
System Revenue, Series A
(NPFGC Insured-FGIC)
4.50%, 01/01/17	750,000	752,505

		3,135,829

Security	Principal	Value
OREGON – 1.65%
Oregon State Department of
Administrative Services
Lottery Revenue
(AGM Insured)
5.00%, 04/01/13	$1,500,000	$1,672,620
Oregon State Department of
Administrative Services
Revenue (AGM Insured)
5.00%, 09/01/11	10,000,000	10,469,700
Oregon State Department of
Transportation Highway
User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,873,516
Oregon State, General
Obligations Unlimited,
Series A
4.50%, 08/01/32	15,815,000	16,404,425
Portland, Oregon Sewer
System Revenue, Series A
(NPFGC Insured)
5.00%, 06/01/14	2,850,000	3,295,655

		35,715,916

PENNSYLVANIA – 2.35%
Chester County,
Pennsylvania, General
Obligations Unlimited
5.00%, 07/15/28	1,410,000	1,610,488
Delaware Valley Regional
Financial Authority Revenue
5.50%, 07/01/12	2,900,000	3,085,803
Delaware Valley Regional
Financial Authority Revenue,
Series A (AMBAC Insured)
5.50%, 08/01/28	225,000	250,988
Pennsylvania State Public
School Building Authority
Revenue, Series A
(AGM Insured)
5.00%, 06/01/31	1,800,000	1,852,380

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Pennsylvania State Turnpike
Commission Revenue,
Series A-1 (AGL Insured)
5.00%, 06/01/38	$500,000	$523,165
Pennsylvania State Turnpike
Commission Revenue,
Series B
5.00%, 12/01/18	1,010,000	1,204,617
5.25%, 06/01/39	4,780,000	5,047,202
Pennsylvania State Turnpike
Commission Revenue,
Series D
5.13%, 12/01/40	2,100,000	2,203,131
Pennsylvania State Turnpike
Commission Revenue,
Subseries B
5.25%, 06/01/24	575,000	650,710
5.75%, 06/01/39	250,000	277,725
Pennsylvania State, General
Obligations Unlimited
5.00%, 07/01/19	475,000	584,013
5.25%, 07/01/15	1,800,000	2,150,658
Pennsylvania State, General
Obligations Unlimited,
Series 1
5.00%, 10/01/26	1,085,000	1,240,578
Pennsylvania State, General
Obligations Unlimited,
Series 1 (NPFGC Insured)
5.25%, 02/01/11	2,760,000	2,817,380
Pennsylvania State, General
Obligations Unlimited,
Series 2
5.00%, 01/01/20	3,500,000	4,169,095
Pennsylvania State, General
Obligations Unlimited,
Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	519,670
Pennsylvania State, General
Obligations Unlimited,
Series 2 (NPFGC
Insured-FGIC)
5.00%, 07/01/13	3,300,000	3,719,232

Security	Principal	Value
Pennsylvania State, General
Obligations Unlimited,
Series 3
5.00%, 09/01/13	$625,000	$708,644
Pennsylvania State, General
Obligations Unlimited,
Series 3 (AGM Insured)
5.00%, 09/01/14	1,250,000	1,457,663
Pennsylvania State, General
Obligations Unlimited,
Series A
5.00%, 02/15/14	750,000	860,828
5.00%, 05/01/19	2,600,000	3,198,468
5.00%, 05/01/20	755,000	930,764
5.00%, 05/01/21	1,500,000	1,828,845
Pennsylvania State, General
Obligations Unlimited,
Series A-2
5.00%, 08/01/18	1,000,000	1,197,440
Pennsylvania Turnpike
Commission Registration
Fee Revenue
(AMBAC Insured)
Prerefunded 07/15/11
5.00%, 07/15/41	1,200,000	1,261,896
Philadelphia School District,
General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured)
Prerefunded 02/01/11
5.75%, 02/01/30	1,500,000	1,533,825
Philadelphia School District,
General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured)
Prerefunded 06/01/14
5.13%, 06/01/34	1,200,000	1,394,100

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Philadelphia, Pennsylvania,
General Obligations
Unlimited, Series 2001
(AGM Insured)
Prerefunded 03/15/11
5.25%, 09/15/25	$500,000	$513,555
Philadelphia, Pennsylvania,
Water & Wastewater
Revenue
(AMBAC Insured)
5.25%, 12/15/14	2,000,000	2,295,740
State Public School Building Authority Revenue (AGM- State Aid Withholding Insured)
5.50%, 06/01/28	470,000	559,620
State Public School Building Authority Revenue (AGM- State Aid Withholding Insured)
Prerefunded 06/01/13
5.25%, 06/01/26	1,000,000	1,128,560

		50,776,783

PUERTO RICO – 6.07%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
6.00%, 07/01/38	7,770,000	8,414,366
Puerto Rico Commonwealth
Government Development
Bank Revenue, Series B
5.00%, 12/01/11	225,000	234,403
5.00%, 12/01/13	300,000	326,316
5.00%, 12/01/14	1,300,000	1,418,690
5.00%, 12/01/15	660,000	718,093
Puerto Rico Commonwealth,
General Obligations Unlimited (AGM Insured)
5.50%, 07/01/16	200,000	232,078
Puerto Rico Commonwealth,
General Obligations
Unlimited (FGIC Insured)
5.50%, 07/01/13	550,000	599,984

Security	Principal	Value
Puerto Rico Commonwealth,
General Obligations
Unlimited, Series A
5.00%, 07/01/23	$1,000,000	$1,043,370
5.00%, 07/01/29	775,000	788,454
5.25%, 07/01/24	1,000,000	1,043,250
5.50%, 07/01/17	1,000,000	1,120,250
5.50%, 07/01/18	2,785,000	3,142,232
Puerto Rico Commonwealth,
General Obligations
Unlimited, Series A
(AGL Insured)
5.00%, 07/01/14	1,100,000	1,219,229
5.00%, 07/01/16	230,000	260,689
Puerto Rico Commonwealth,
General Obligations
Unlimited, Series A
(XLCA Insured)
5.50%, 07/01/17	900,000	1,008,225
Puerto Rico Commonwealth,
General Obligations
Unlimited, Series B
5.25%, 07/01/17	1,780,000	1,942,496
5.75%, 07/01/38	5,225,000	5,574,709
5.88%, 07/01/36	2,000,000	2,076,440
Puerto Rico Commonwealth,
General Obligations
Unlimited, Series C
6.00%, 07/01/39	1,875,000	2,031,094
Puerto Rico Electric Power
Authority Revenue, Series II
(AGM Insured)
Prerefunded 07/01/12
5.13%, 07/01/26	620,000	680,574
Puerto Rico Electric Power
Authority Revenue,
Series TT
5.00%, 07/01/32	2,000,000	2,056,960
5.00%, 07/01/37	7,000,000	7,162,120

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Puerto Rico Electric Power
Authority Revenue,
Series VV (NPFGC
Insured-FGIC)
5.25%, 07/01/30	$2,500,000	$2,768,525
Puerto Rico Electric Power
Authority Revenue,
Series WW
5.25%, 07/01/33	1,500,000	1,570,455
5.50%, 07/01/38	4,820,000	5,099,030
Puerto Rico Electric Power
Authority Revenue,
Series XX
5.25%, 07/01/40	1,000,000	1,046,050
Puerto Rico Electric Power
Authority Revenue,
Series ZZ
5.25%, 07/01/19	1,000,000	1,152,870
Puerto Rico Highway &
Transportation Authority
Revenue, Series AA
(NPFGC Insured)
5.50%, 07/01/17	155,000	174,139
Puerto Rico Highway &
Transportation Authority
Revenue, Series CC
(AGM Insured)
5.25%, 07/01/36	3,035,000	3,331,216
Puerto Rico Highway &
Transportation Authority
Revenue, Series K
5.00%, 07/01/30	700,000	713,790
Puerto Rico Highway &
Transportation Authority
Revenue, Series K
Prerefunded 07/01/15
5.00%, 07/01/40	400,000	475,932
Puerto Rico Highway &
Transportation Authority
Revenue, Series L
(AMBAC Insured)
5.25%, 07/01/38	3,800,000	4,024,542

Security	Principal	Value
Puerto Rico Highway &
Transportation Authority
Revenue, Series M
5.00%, 07/01/17	$4,500,000	$4,525,290
Puerto Rico Highway &
Transportation Authority
Revenue, Series N
(AGL Insured)
5.25%, 07/01/36	2,000,000	2,195,200
Puerto Rico Highway &
Transportation Authority
Revenue, Series N
(AMBAC Insured)
5.25%, 07/01/31	225,000	245,086
Puerto Rico Highway &
Transportation Authority
Revenue, Series X
5.50%, 07/01/15	200,000	221,630
Puerto Rico Infrastructure
Financing Authority Special
Tax Revenue, Series A
Prerefunded 10/01/10
5.50%, 10/01/40	1,000,000	1,014,400
Puerto Rico Infrastructure
Financing Authority Special
Tax Revenue, Series C
(AMBAC Insured)
5.50%, 07/01/16	1,000,000	1,110,780
5.50%, 07/01/17	4,000,000	4,452,720
5.50%, 07/01/25	7,275,000	8,105,878
5.50%, 07/01/26	1,050,000	1,162,886
Puerto Rico Municipal Finance
Agency, General Obligations
Unlimited, Series C
(AGM Insured)
5.25%, 08/01/17	760,000	875,915
Puerto Rico Public Buildings
Authority Revenue, Series H
(AMBAC-Commonwealth of
Puerto Rico GTD Insured)
5.50%, 07/01/16	1,650,000	1,840,179

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Puerto Rico Public Buildings
Authority Revenue, Series I
(Commonwealth of Puerto
Rico GTD Insured)
5.00%, 07/01/36	$3,000,000	$3,011,220
Puerto Rico Public Buildings
Authority Revenue, Series I
(Commonwealth of Puerto
Rico GTD Insured)
Prerefunded 07/01/14
5.50%, 07/01/25	25,000	29,406
Puerto Rico Public Buildings
Authority Revenue, Series P
(Commonwealth of Puerto
Rico GTD Insured)
6.25%, 07/01/26	1,000,000	1,122,450
6.75%, 07/01/36	2,500,000	2,849,350
Puerto Rico Public Buildings
Authority Revenue, Series Q
(Commonwealth of Puerto
Rico GTD Insured)
5.50%, 07/01/37	310,000	316,082
Puerto Rico Sales Tax
Financing Corp. Sales Tax
Revenue, Series A
0.00%, 08/01/35	5,375,000	1,199,808
0.00%, 08/01/36	4,500,000	938,700
0.00%, 08/01/46	7,750,000	916,283
0.00%, 08/01/48	28,250,000	1,922,413
Puerto Rico Sales Tax
Financing Corp. Sales Tax
Revenue, Series A
(NPFGC Insured)
0.00%, 08/01/43	500,000	73,110
0.00%, 08/01/44	2,000,000	272,880

Security	Principal	Value
Puerto Rico Sales Tax
Financing Corp. Sales Tax Revenue, Subseries A
4.38%, 08/01/20	$215,000	$234,974
5.00%, 08/01/18	220,000	253,862
5.25%, 08/01/27	1,430,000	1,552,851
5.38%, 08/01/39	3,000,000	3,161,880
5.50%, 08/01/20	1,250,000	1,325,338
5.50%, 08/01/37	345,000	367,415
Puerto Rico Sales Tax
Financing Corp. Sales Tax Revenue, Subseries C
0.00%, 08/21/38	7,500,000	1,356,525
5.25%, 08/01/20	1,250,000	1,305,963
Puerto Rico Sales Tax
Financing Corp. Sales Tax Revenue, Subseries C
(AGM Insured)
5.13%, 08/01/20	1,360,000	1,441,872
Puerto Rico Sales Tax Financing
Revenue, Series A
5.50%, 08/01/28	470,000	517,606
5.75%, 08/01/37	4,000,000	4,275,840
Puerto Rico Sales Tax
Financing Revenue,
Subseries A
6.00%, 08/01/19	12,500,000	13,691,125

		131,337,488

RHODE ISLAND – 0.09%
Rhode Island Convention
Center Authority Revenue, Series B (NPFGC Insured)
5.25%, 05/15/15	500,000	545,440
Rhode Island State Economic
Development Corp.
Revenue, Series A
(AGC Insured)
5.25%, 06/15/19	1,200,000	1,454,772

		2,000,212

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
SOUTH CAROLINA – 1.57%
Greenville County School
District Installment
Purchase Revenue
Prerefunded 12/01/12
5.50%, 12/01/28	$8,000,000	$8,992,240
South Carolina State Public
Services Authority Revenue,
Series A
5.50%, 01/01/38	3,800,000	4,243,156
South Carolina State Public
Services Authority Revenue,
Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	9,171,030
South Carolina State Public
Services Authority Revenue,
Series A (NPFGC Insured)
5.00%, 01/01/17	1,500,000	1,791,015
South Carolina State Public
Services Authority Revenue,
Series B (NPFGC Insured)
5.00%, 01/01/22	1,315,000	1,471,183
South Carolina State Public
Services Authority Revenue,
Series D (AGM Insured)
5.00%, 01/01/21	2,700,000	2,940,570
5.25%, 01/01/14	885,000	977,155
South Carolina State Public
Services Authority Revenue,
Series E
5.00%, 01/01/40	3,000,000	3,260,850
South Carolina State, General
Obligations Unlimited,
Series A
4.00%, 04/01/22	1,000,000	1,125,750

		33,972,949

TENNESSEE – 0.51%
Memphis Electric System
Revenue, Series A
(NPFGC Insured)
5.00%, 12/01/11	1,500,000	1,582,500

Security	Principal	Value
Memphis, Tennessee Electric
System Revenue
5.00%, 12/01/14	$1,575,000	$1,842,278
5.00%, 12/01/15	300,000	355,362
Memphis, Tennessee Electric
System Revenue, Subseries
A (NPFGC Insured)
5.00%, 12/01/12	935,000	1,024,807
5.00%, 12/01/13	500,000	566,885
5.00%, 12/01/15	300,000	341,751
Memphis, Tennessee General
Obligations Unlimited
(NPFGC Insured)
5.00%, 10/01/15	1,250,000	1,477,450
Memphis, Tennessee General
Obligations Unlimited,
Series D
5.00%, 07/01/21	1,000,000	1,216,230
Metropolitan Government
Nashville & Davidson
County, General
Obligations Unlimited
5.00%, 01/01/20	1,000,000	1,182,700
Shelby County, Tennessee,
General Obligations
Unlimited, Series A
(AMBAC Insured)
5.00%, 04/01/14	300,000	346,089
Tennessee State, General
Obligations Unlimited,
Series C
5.00%, 09/01/12	1,000,000	1,093,290

		11,029,342

TEXAS – 6.41%
Cypress-Fairbanks
Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,385,080
5.00%, 02/15/35	1,200,000	1,288,836

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Dallas Area Rapid Transit
Sales Tax Revenue
(AMBAC Insured)
5.00%, 12/01/36	$4,190,000	$4,456,903
Dallas Independent School
District, General Obligations
Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	700,000	786,289
Dallas Independent School
District, General Obligations
Unlimited, Series A (PSF-
GTD Insured)
5.00%, 08/15/28	6,500,000	7,153,120
Dallas, Texas General
Obligations Limited,
Series A
5.00%, 02/15/18	1,600,000	1,949,968
5.00%, 02/15/20	650,000	799,175
Dallas, Texas Waterworks &
Sewer System Revenue
(AMBAC Insured)
5.00%, 10/01/14	275,000	321,731
5.00%, 10/01/15	1,000,000	1,189,560
5.00%, 10/01/17	750,000	913,665
Harris County, Texas General
Obligations Limited
5.25%, 10/01/24	2,215,000	2,522,021
Harris County, Texas General
Obligations Limited
Prerefunded 10/01/14
5.25%, 10/01/24	785,000	915,208
Harris County, Texas General
Obligations Unlimited,
Series B
5.00%, 10/01/25	4,000,000	4,462,920
Harris County, Texas Toll Road
Senior Lien Revenue,
Series A
5.00%, 08/15/38	1,000,000	1,063,790
Houston, Texas Airport System
Revenue, Series A
5.50%, 07/01/39	1,485,000	1,624,041

Security	Principal	Value
Houston, Texas General
Obligations Limited,
Series A
5.00%, 03/01/27	$1,000,000	$1,132,240
5.25%, 03/01/28	1,235,000	1,396,476
Houston, Texas General
Obligations Limited,
Series A (NPFGC Insured)
5.00%, 03/01/12	2,000,000	2,136,300
Houston, Texas Utility System
Revenue, Series A
(AGL Insured)
6.00%, 11/15/36	1,000,000	1,174,670
Houston, Texas Utility System
Revenue, Series A
(AGM Insured)
5.00%, 11/15/36	4,500,000	4,773,240
5.25%, 11/15/17	825,000	1,012,638
Houston, Texas Utility System
Revenue, Series A
(NPFGC Insured)
5.13%, 05/15/28	1,000,000	1,056,810
5.25%, 05/15/14	1,210,000	1,404,701
Houston, Texas Utility System
Revenue, Series A (NPFGC
Insured-FGIC)
5.25%, 05/15/23	275,000	302,049
Klein Independent School
District, General Obligations
Unlimited, Series A (PSF-
GTD Insured)
5.00%, 08/01/38	840,000	908,930
Lower Colorado River
Authority Revenue
5.00%, 05/15/12	200,000	214,618
5.00%, 05/15/13	595,000	661,676
5.00%, 05/15/40	1,500,000	1,576,425
5.75%, 05/15/28	940,000	1,019,505
Lower Colorado River
Authority Revenue, Series A
6.25%, 05/15/28	1,500,000	1,742,310

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
North East Independent
School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 02/01/27	$1,000,000	$1,254,320
North Texas Municipal Water
District Water
System Revenue
5.00%, 09/01/38	1,700,000	1,816,603
North Texas Municipal Water
District Water System
Revenue (NPFGC Insured)
5.00%, 09/01/31	1,500,000	1,598,250
North Texas Tollway Authority
Revenue, Series A
(NPFGC Insured)
5.13%, 01/01/28	12,390,000	13,138,356
North Texas Tollway Authority
Revenue, Series C
5.25%, 01/01/19	3,370,000	3,449,667
North Texas Tollway Authority
Revenue, Series E-3
5.75%, 01/01/38	300,000	346,929
North Texas Tollway Authority
Revenue, Series F
5.75%, 01/01/38	3,600,000	3,834,216
Plano Independent School
District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,870,289
San Antonio Independent
School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/23	975,000	1,117,292
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/32	5,295,000	5,684,818
5.38%, 02/01/14	1,000,000	1,156,120
5.38%, 02/01/16	2,000,000	2,125,460

Security	Principal	Value
San Antonio, Texas Electric & Gas Revenue
Prerefunded 02/01/17
5.00%, 02/01/32	$40,000	$48,254
San Antonio, Texas Electric & Gas Revenue, Series A
5.00%, 02/01/24	3,150,000	3,561,768
San Antonio, Texas Water Revenue (NPFGC Insured)
4.50%, 05/15/37	1,300,000	1,320,228
Texas State Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,464,814
5.00%, 04/01/28	1,000,000	1,109,290
5.00%, 04/01/30	2,850,000	3,108,210
Texas State Transportation
Commission Revenue
5.00%, 04/01/11	2,625,000	2,697,476
5.00%, 04/01/13	1,000,000	1,117,000
5.00%, 04/01/24	2,000,000	2,273,280
5.00%, 04/01/25	500,000	566,685
5.00%, 04/01/26	1,000,000	1,125,020
5.00%, 04/01/27	4,650,000	5,191,539
Texas State Transportation
Commission Revenue,
Series A
5.00%, 04/01/11	500,000	513,805
5.25%, 04/01/14	300,000	348,510
Texas State Turnpike Authority
System Revenue, Series A
(AMBAC Insured)
5.00%, 08/15/12	1,990,000	1,969,264
Texas State, General
Obligations Unlimited
4.50%, 04/01/33	5,000,000	5,152,050
5.00%, 04/01/26	1,050,000	1,190,700

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Texas State, General
Obligations Unlimited,
Series A
4.75%, 04/01/35	$5,600,000	$5,776,512
5.00%, 04/01/26	2,850,000	3,192,143
5.00%, 04/01/33	5,000,000	5,361,450

		138,825,213

UTAH – 0.38%
Intermountain Power Agency,
Utah Power Supply
Revenue, Series A
5.00%, 07/01/12	1,200,000	1,293,360
5.25%, 07/01/20	1,000,000	1,103,920
Utah State, General
Obligations Unlimited,
Series A
5.00%, 07/01/13	1,500,000	1,694,190
5.00%, 07/01/17	785,000	959,655
Utah State, General
Obligations Unlimited,
Series C
5.00%, 07/01/15	150,000	178,475
5.00%, 07/01/18	150,000	185,352
Utah Transit Authority Sales
Tax Revenue, Series A
5.00%, 06/15/28	1,000,000	1,119,520
Utah Transit Authority Sales
Tax Revenue, Series A
(AGM Insured)
5.00%, 06/15/32	1,500,000	1,636,140

		8,170,612

VIRGINIA – 0.41%
Fairfax County, Virginia,
General Obligations
Unlimited, Series A
5.00%, 10/01/13	1,500,000	1,708,740
Fairfax County, Virginia,
General Obligations
Unlimited, Series A (State
Aid Withholding Insured)
5.00%, 10/01/11	200,000	210,316

Security	Principal	Value
Hampton Roads
Sanitation District
Wastewater Revenue
5.00%, 04/01/38	$1,000,000	$1,092,160
Upper Occoquan Sewage
Authority Regional Sewage
Revenue, Series A
(NPFGC Insured)
5.15%, 07/01/20	1,000,000	1,210,580
Virginia Commonwealth
Transportation
Board Revenue
5.00%, 10/01/13	1,900,000	2,163,150
Virginia State Public School
Authority Revenue
5.25%, 08/01/14	1,505,000	1,768,330
Virginia State Public School
Authority Revenue (State
Aid Withholding Insured)
5.00%, 08/01/15	680,000	807,514

		8,960,790

WASHINGTON – 2.11%
Central Puget Sound
Washington Regional
Transportation Authority
Sales & Use Tax Revenue,
Series A
5.00%, 11/01/36	3,150,000	3,372,800
Central Puget Sound
Washington Regional
Transportation Authority
Sales & Use Tax Revenue,
Series A (AGM Insured)
5.00%, 11/01/32	1,400,000	1,513,582
Energy Northwest Washington
Electric Revenue, Series A
5.00%, 07/01/17	3,000,000	3,623,160
5.00%, 07/01/24	675,000	750,924
5.25%, 07/01/16	980,000	1,184,506
5.25%, 07/01/18	125,000	154,573
5.50%, 07/01/13	330,000	376,160

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Energy Northwest Washington
Electric Revenue, Series A
(AGM Insured)
5.50%, 07/01/13	$3,000,000	$3,276,270
Energy Northwest Washington
Electric Revenue, Series A
(AMBAC Insured)
5.00%, 07/01/13	355,000	399,670
Energy Northwest Washington
Electric Revenue, Series A
(NPFGC Insured)
5.25%, 07/01/13	170,000	192,586
5.25%, 07/01/18	150,000	173,333
5.50%, 07/01/12	1,000,000	1,093,250
Energy Northwest Washington
Electric Revenue, Series D
5.00%, 07/01/12	335,000	363,184
King County, Washington
General Obligations Limited
4.75%, 01/01/34	900,000	939,582
King County, Washington
School District No. 1
General Obligations Limited,
Series A (School Board
Guaranty Insured)
4.25%, 12/01/11	200,000	209,814
King County, Washington
Sewer Revenue
5.00%, 01/01/38	6,350,000	6,791,452
NJB Properties King County
Washington Project Lease
Revenue, Series A
(GTD Insured)
5.00%, 12/01/36	1,000,000	1,040,720
Port of Seattle
Washington Revenue
5.00%, 06/01/30	1,000,000	1,074,170
Washington State, General
Obligations Unlimited,
Series A
5.00%, 07/01/25	1,330,000	1,523,409
5.00%, 07/01/27	4,750,000	5,359,140
5.00%, 07/01/31	3,400,000	3,736,838

Security	Principal	Value
Washington State, General
Obligations Unlimited,
Series C
5.00%, 01/01/27	$1,000,000	$1,120,950
5.00%, 01/01/28	1,000,000	1,114,020
Washington State, General
Obligations Unlimited,
Series E
5.00%, 02/01/31	1,500,000	1,658,160
Washington State, General
Obligations Unlimited,
Series E (AMBAC Insured)
5.00%, 01/01/31	1,500,000	1,605,510
Washington State, General
Obligations Unlimited,
Series R-A (AMBAC Insured)
5.00%, 01/01/21	2,685,000	3,028,412

		45,676,175

WEST VIRGINIA – 0.01%
West Virginia State, General
Obligations Unlimited
(NPFGC Insured-FGIC)
5.00%, 06/01/15	200,000	235,766

		235,766

WISCONSIN – 0.75%
Wisconsin State General
Fund Annual Appropriation
Revenue, Series A
5.75%, 05/01/33	2,000,000	2,274,500
6.00%, 05/01/36	1,250,000	1,440,400
Wisconsin State General
Revenue, Series A
5.38%, 05/01/25	2,050,000	2,363,261
5.63%, 05/01/28	1,470,000	1,701,716
Wisconsin State
Transportation Revenue,
Series A (AGM Insured)
5.00%, 07/01/20	2,000,000	2,437,340
Wisconsin State, General
Obligations Unlimited,
Series 1
5.00%, 05/01/18	3,000,000	3,419,130

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Shares or Principal	Value
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	$2,285,000	$2,672,902

		16,309,249

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,005,086,385)		2,133,747,080

SHORT-TERM INVESTMENTS – 0.49%

MONEY MARKET FUNDS – 0.49%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.15%[a,b]	10,601,750	10,601,750

		10,601,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,601,750)		10,601,750

TOTAL INVESTMENTS IN SECURITIES – 99.04%
(Cost: $2,015,688,135)		2,144,348,830

Other Assets, Less Liabilities – 0.96%		20,822,344

NET ASSETS – 100.00%		$2,165,171,174

AGC – Assured Guaranty Corp.

AGL – Assured Guaranty Ltd.

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

IBC – Insured Bond Certificates

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 99.34%

ALABAMA – 0.43%
Alabama State Public
School & College
Authority Revenue
5.00%, 12/01/11	$250,000	$264,377
Alabama State Public
School & College
Authority Revenue,
Series A
5.00%, 05/01/14	500,000	574,355
Birmingham Waterworks &
Sewer Board Water &
Sewer Revenue,
Series B (NPFGC Insured)
Prerefunded 01/01/13
5.00%, 01/01/43	900,000	994,941

		1,833,673

ARIZONA – 1.56%
Arizona School Facilities
Board Certificates of
Participation, Series A
(NPFGC Insured)
5.00%, 09/01/13	1,435,000	1,599,709
Arizona School Facilities
Board Certificates of
Participation, Series A
(NPFGC Insured)
Prerefunded 03/01/13
5.25%, 09/01/17	675,000	755,224
Arizona School Facility
Board Revenue,
Prerefunded 07/01/11
5.50%, 07/01/17	500,000	521,835
Arizona State Transportation
Board Highway Revenue,
Subseries A
5.00%, 07/01/11	350,000	363,800
Phoenix Civic Improvement
Corp. Transportation
Excise Tax Revenue
(AMBAC Insured)
5.25%, 07/01/12	775,000	837,480
Salt River Project Agricultural
Improvement & Power
District Certificates of
Participation
(NPFGC Insured)
5.00%, 12/01/14	500,000	561,175

Security	Principal	Value
Salt River Project Agricultural
Improvement & Power
District Electric
System Revenue,
Series B
4.00%, 01/01/15	$820,000	$922,574
Salt River Project Agricultural
Improvement & Power
District Electric
System Revenue,
Series C
5.00%, 01/01/12	1,000,000	1,061,940

		6,623,737

CALIFORNIA – 19.53%
Bay Area Toll Authority Toll
Bridge Revenue, Series F
5.00%, 04/01/15	860,000	1,008,247
California State Department
of Water Resources
Supply Revenue,
Series A
6.00%, 05/01/13	700,000	769,517
California State Department
of Water Resources
Supply Revenue,
Series A
(AGM Insured)
5.25%, 05/01/11	825,000	851,944
California State Department
of Water Resources
Supply Revenue,
Series A
(AMBAC Insured)
5.50%, 05/01/13	400,000	436,368
California State Department
of Water Resources
Supply Revenue,
Series A
(AMBAC Insured)
Prerefunded 05/01/12
5.38%, 05/01/18	1,980,000	2,165,328
5.50%, 05/01/16	2,400,000	2,629,632
California State Department
of Water Resources
Supply Revenue,
Series A
(NPFGC Insured)
5.25%, 05/01/12	1,580,000	1,704,678

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
California State Department of
Water Resources Supply
Revenue, Series A
(XLCA Insured)
Prerefunded 05/01/12
5.38%, 05/01/17	$500,000	$546,800
California State Department of
Water Resources Supply
Revenue, Series A
Prerefunded 05/01/12
5.13%, 05/01/18	725,000	789,851
5.25%, 05/01/20	550,000	600,336
5.38%, 05/01/22	1,160,000	1,268,576
5.75%, 05/01/17	1,600,000	1,759,728
5.88%, 05/01/16	300,000	330,570
California State Department of
Water Resources Supply
Revenue, Series L
2.00%, 05/01/12	500,000	512,235
4.00%, 05/01/15	100,000	112,752
5.00%, 05/01/15	1,500,000	1,759,185
California State Economic
Recovery, General
Obligations Unlimited, Series A
5.00%, 07/01/11	2,210,000	2,295,416
5.25%, 07/01/12	1,155,000	1,255,878
5.25%, 07/01/13	715,000	807,178
5.25%, 07/01/14	1,720,000	2,008,984
California State Economic
Recovery, General
Obligations Unlimited, Series A
(NPFGC Insured)
5.00%, 07/01/11	25,000	25,966
5.00%, 07/01/12	550,000	595,529
5.25%, 07/01/13	130,000	146,760
California State Economic
Recovery, General
Obligations Unlimited,
Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	1,500,000	1,731,180

Security	Principal	Value
California State Economic
Recovery, General
Obligations Unlimited,
Series A ETM
(NPFGC Insured)
5.00%, 07/01/11	$725,000	$753,775
5.00%, 07/01/12	485,000	526,831
5.25%, 07/01/13	125,000	142,100
California State Economic
Recovery, General
Obligations Unlimited, Series B Mandatory
Tender 07/01/14
3.50%, 07/01/23	600,000	647,328
5.00%, 07/01/23	500,000	567,345
California State Economic
Recovery, General
Obligations Unlimited, Series B
Prerefunded 03/01/11
5.00%, 07/01/23	1,000,000	1,023,680
California State Economic
Recovery, General
Obligations Unlimited,
Series B
Prerefunded 07/01/11
5.00%, 07/01/23	475,000	493,853
California State, General
Obligations Unlimited
4.00%, 08/01/14	1,000,000	1,098,060
5.00%, 04/01/11	2,565,000	2,631,074
5.00%, 03/01/12	2,250,000	2,389,365
5.00%, 05/01/12	500,000	534,065
5.00%, 02/01/13	250,000	273,520
5.00%, 03/01/13	750,000	822,652
5.00%, 03/01/14	5,830,000	6,563,180
5.00%, 05/01/14	500,000	564,950
5.00%, 08/01/14	530,000	602,096
5.13%, 11/01/11	2,515,000	2,645,252
5.25%, 02/01/14	100,000	111,882
5.75%, 10/01/10	1,500,000	1,506,435
California State, General
Obligations Unlimited
(NPFGC Insured)
5.50%, 03/01/13	200,000	204,468
6.00%, 10/01/10	125,000	125,561

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
California State, General
Obligations Unlimited
(NPFGC Insured-FGIC)
5.00%, 03/01/14	$500,000	$562,881
California State, General
Obligations Unlimited
(XLCA Insured)
Prerefunded 10/01/10
5.25%, 10/01/23	325,000	326,339
California State, General
Obligations Unlimited
Prerefunded 02/01/14
5.00%, 02/01/29	600,000	689,430
5.00%, 02/01/33	1,165,000	1,338,643
California State, General
Obligations Unlimited
Prerefunded 04/01/14
5.25%, 04/01/29	1,000,000	1,163,440
5.50%, 04/01/28	500,000	586,140
California State, General
Obligations Unlimited
Prerefunded 06/01/11
5.13%, 06/01/31	375,000	388,522
California Statewide
Communities Development
Authority Revenue
4.00%, 06/15/13	315,000	338,152
5.00%, 06/15/13	5,515,000	6,070,912
Desert Sands Unified School
District, Election 2001,
General Obligations
Unlimited (AGM Insured)
Prerefunded 06/01/14
5.00%, 06/01/29	400,000	463,660
East Bay California Municipal
Utility District Water System
Revenue (NPFGC Insured)
Prerefunded 06/01/11
5.00%, 06/01/26	950,000	983,079
Los Angeles County
Metropolitan Transportation
Authority Revenue (NPFGC
Insured-FGIC)
5.00%, 10/01/11	1,500,000	1,505,850

Security	Principal	Value
Los Angeles Department of
Water & Power Revenue,
Subseries A-1 (NPFGC Insured)
5.00%, 07/01/13	$2,250,000	$2,533,815
Los Angeles Unifed School
District, General Obligations
Unlimited (NPFGC Insured)
5.75%, 07/01/14	1,000,000	1,175,710
Los Angeles Unified School
District, General Obligations
Unlimited, Series A
(AGM Insured)
Prerefunded 07/01/13
5.00%, 07/01/22	500,000	563,825
5.00%, 07/01/23	2,500,000	2,819,125
5.00%, 07/01/24	285,000	321,380
Los Angeles Unified School
District, General Obligations
Unlimited, Series A
(NPFGC Insured)
5.00%, 07/01/13	625,000	698,012
Los Angeles Unified School
District, General Obligations
Unlimited, Series E
(NPFGC Insured)
Prerefunded 07/01/12
5.13%, 07/01/22	530,000	576,205
Los Angeles Unified School
District, General Obligations
Unlimited, Series F
(FGIC Insured)
Prerefunded 07/01/13
5.00%, 07/01/25	725,000	817,546
5.00%, 01/01/28	500,000	563,825
Los Angeles Unified School
District, General Obligations
Unlimited, Series KY
5.00%, 07/01/14	1,050,000	1,200,727
Orange County Public Financing
Authority Lease Revenue
(NPFGC Insured)
5.00%, 07/01/11	1,220,000	1,264,908

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
San Diego Public Facilities
Financing Authority
Revenue, Series B
5.00%, 05/15/15	$375,000	$436,804
Southern California Public
Power Authority Revenue, Series A
(AMBAC Insured)
Prerefunded 07/01/13
5.00%, 07/01/33	605,000	683,511
University of California
Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	295,000	304,369
5.00%, 05/15/13	810,000	903,085
University of California
Revenue, Series O (FGIC Insured)
Prerefunded 09/01/10
5.13%, 09/01/31	2,535,000	2,560,350
Vernon, California Electric
System Revenue, Series A
3.75%, 08/01/13	355,000	373,048
5.25%, 08/01/14	400,000	446,300

		82,999,703

COLORADO – 1.70%
Colorado Department of
Transportation Revenue,
Series B (NPFGC Insured)
5.00%, 06/15/11	1,550,000	1,607,381
5.50%, 06/15/13	1,455,000	1,656,445
E-470 Colorado Public
Highway Authority Revenue, Series A
(NPFGC Insured)
Prerefunded 09/01/10
5.75%, 09/01/29	500,000	510,000
5.75%, 09/01/35	1,300,000	1,326,000
Jefferson County School
District (No. R-001),
General Obligations
Unlimited (NPFGC-
State Aid
Withholding Insured)
6.50%, 12/15/10	2,100,000	2,137,002

		7,236,828

Security	Principal	Value
CONNECTICUT – 2.05%
Connecticut State Economic
Recovery, General Obligations
Unlimited, Series A
5.00%, 01/01/14	$3,715,000	$4,246,988
Connecticut State Economic
Recovery, General Obligations
Unlimited, Series D
5.00%, 01/01/14	1,000,000	1,143,200
Connecticut State, General
Obligations Unlimited
5.00%, 03/15/11	1,000,000	1,025,410
Connecticut State, General
Obligations Unlimited, Series C
5.50%, 12/15/12	175,000	195,331
5.50%, 12/15/14	420,000	502,979
Connecticut State, General
Obligations Unlimited, Series D
Prerefunded 11/15/11
5.13%, 11/15/18	450,000	476,275
Connecticut State, General
Obligations Unlimited, Series E
5.50%, 11/15/12	1,000,000	1,112,180

		8,702,363

DISTRICT OF COLUMBIA – 0.53%
District of Columbia Income Tax
Secured Revenue, Series C
5.00%, 12/01/12	580,000	639,009
5.00%, 12/01/13	1,000,000	1,142,090
District of Columbia, General
Obligations Unlimited, Series B
(AGM Insured)
5.50%, 06/01/11	450,000	467,388

		2,248,487

FLORIDA – 2.82%
Florida Hurricane Catastrophe
Fund Finance Corp. Revenue,
Series A
5.00%, 07/01/13	1,485,000	1,602,820
5.00%, 07/01/15	1,945,000	2,146,833

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Florida State Board of Education, General
Obligations
Unlimited, Series A
5.00%, 01/01/15	$570,000	$663,024
Florida State Department
of Environmental
Protection &
Preservation Revenue, Series D
5.00%, 07/01/13	1,500,000	1,672,995
Florida State Turnpike
Authority
(AGM Insured)
5.25%, 07/01/11	215,000	223,518
Jacksonville Electric
Authority Revenue
5.25%, 10/01/10	1,360,000	1,365,549
5.25%, 10/01/11	1,350,000	1,419,795
Miami-Dade County,
Florida Water & Sewer Revenue,
Series B (AGM Insured)
5.00%, 10/01/14	1,000,000	1,160,520
Orlando, Florida Utilities
Commission Water &
Electric Revenue
6.00%, 10/01/10	650,000	653,029
Tampa Bay Water Florida
Utility System Revenue (FGIC Insured)
Prerefunded 10/01/11
6.00%, 10/01/24	1,000,000	1,062,280

		11,970,363

GEORGIA – 3.28%
Augusta, Georgia Water &
Sewer Revenue (AGM Insured)
Prerefunded 10/01/10
5.25%, 10/01/30	800,000	811,352
Georgia State Finance &
Investment Commission,
General Obligations
Unlimited, Series B
Prerefunded 05/01/12
5.00%, 05/01/20	400,000	431,112

Security	Principal	Value
Georgia State Finance &
Investment Commission,
General Obligations
Unlimited, Series C
5.50%, 07/01/12	$500,000	$547,500
Georgia State Road &
Tollway Authority Federal Highway
Grant Revenue
(NPFGC Insured)
5.00%, 06/01/13	350,000	392,959
5.00%, 06/01/14	1,000,000	1,156,370
Georgia State Road &
Tollway Authority
Revenue
(NPFGC Insured)
5.00%, 06/01/12	1,000,000	1,080,550
Georgia State, General
Obligations Unlimited, Series B
Prerefunded 05/01/12
5.00%, 05/01/19	1,020,000	1,099,336
Georgia State, General
Obligations Unlimited, Series C
5.50%, 07/01/14	500,000	591,660
Henry County School
District, General
Obligations Unlimited,
Series A (State Aid
Withholding Insured)
5.00%, 04/01/12	2,775,000	2,979,490
Richmond County Board of
Education, General Obligations Unlimited
(State Aid
Withholding Insured)
5.00%, 10/01/11	4,625,000	4,860,967

		13,951,296

HAWAII – 0.94%
Hawaii State, General Obligations Unlimited,
Series DG (AMBAC Insured)
5.00%, 07/01/12	1,450,000	1,573,105
5.00%, 07/01/13	1,135,000	1,279,190
5.00%, 07/01/14	530,000	614,954

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Honolulu City & County
Wastewater System
Revenue, Series SR (AMBAC Insured)
Prerefunded 07/01/11
5.13%, 07/01/31	$500,000	$520,405

		3,987,654

ILLINOIS – 3.53%
Chicago, Illinois Board of
Education, General
Obligations Unlimited, Series C (AGM Insured)
Prerefunded 12/01/11
5.00%, 12/01/31	550,000	582,296
Chicago, Illinois General
Obligations Unlimited, Series A
(AGM Insured)
5.00%, 01/01/15	545,000	622,265
Chicago, Illinois General
Obligations Unlimited, Series A
(AGM Insured)
Prerefunded 01/01/14
5.00%, 01/01/34	1,200,000	1,373,124
Chicago, Illinois General
Obligations Unlimited, Series A
(NPFGC Insured)
Prerefunded 01/01/11
5.00%, 01/01/31	1,820,000	1,866,956
Chicago, Illinois Metropolitan
Water Reclamation
District, General
Obligations Unlimited
5.50%, 12/01/10	250,000	253,310
Chicago, Illinois O’Hare
International Airport Revenue,
Series B
(NPFGC Insured-FGIC)
5.25%, 01/01/14	500,000	555,210
5.25%, 01/01/15	750,000	844,695
Chicago, Illinois
Waterworks Revenue
(AMBAC Insured)
Prerefunded 11/01/11
5.00%, 11/01/31	550,000	579,986

Security	Principal	Value
Cook County, Illinois,
General Obligations Unlimited, Series C
5.00%, 11/15/12	$250,000	$272,550
Illinois State Toll Highway
Authority Revenue,
Series A (AGM Insured)
5.50%, 01/01/14	1,000,000	1,151,420
5.50%, 01/01/15	500,000	588,890
Illinois State, General
Obligations Unlimited,
Series 1 (AGM Insured)
5.38%, 10/01/10	2,500,000	2,509,225
Illinois State, General
Obligations Unlimited,
Series 1
(NPFGC Insured)
5.50%, 08/01/13	500,000	551,580
5.50%, 08/01/14	385,000	434,241
Illinois State, General
Obligations Unlimited, Series B
5.00%, 03/01/13	550,000	592,850
5.00%, 01/01/14	1,000,000	1,097,600
5.00%, 03/01/14	370,000	407,422
Metropolitan Pier &
Exposition Authority Dedicated State
Tax Revenue
(NPFGC Insured)
5.25%, 06/15/11	695,000	719,388

		15,003,008

INDIANA – 0.52%
Indiana Transportation
Finance Authority Highway Revenue,
Series A (AGM Insured)
Prerefunded 06/01/13
5.00%, 06/01/28	500,000	561,180
Indianapolis Local Public
Improvement Bond Bank Revenue,
Series A
(NPFGC Insured)
Prerefunded 07/01/12
5.25%, 07/01/33	1,500,000	1,633,905

		2,195,085

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
KANSAS – 0.20%
Kansas State Department of
Transportation Highway
Revenue, Series A
5.00%, 09/01/12	$780,000	$852,275

		852,275

KENTUCKY – 0.60%
Kentucky State Property &
Buildings Commission
Revenue (No. 82) (AGM Insured)
5.25%, 10/01/13	2,000,000	2,273,140
5.25%, 10/01/14	250,000	291,805

		2,564,945

LOUISIANA – 0.19%
Louisiana Public Facilities
Authority Revenue (Tulane
University), Series A
(AMBAC Insured)
Prerefunded 07/01/12
5.13%, 07/01/27	265,000	287,591
Louisiana State, General
Obligations Unlimited,
Series A
(NPFGC Insured)
5.00%, 08/01/11	500,000	521,270

		808,861

MARYLAND – 1.88%
Maryland State Department
of Transportation
Consolidated Revenue
5.00%, 05/01/12	400,000	431,208
5.00%, 05/01/14	900,000	1,041,156
Maryland State Transportation
Authority Grant & Revenue
Anticipation Note
5.00%, 03/01/13	325,000	362,323
5.00%, 03/01/14	225,000	259,186
Maryland State, General
Obligations Unlimited
5.25%, 03/01/12	1,000,000	1,074,700

Security	Principal	Value
Maryland State, General
Obligations Unlimited,
Series 2
5.00%, 07/15/13	$500,000	$565,385
5.00%, 08/01/13	600,000	679,578
5.00%, 08/01/14	585,000	683,204
5.00%, 08/01/15	825,000	933,281
Maryland State, General
Obligations Unlimited,
Series A
5.00%, 08/01/11	500,000	521,875
5.00%, 08/01/12	230,000	250,746
Maryland State, General
Obligations
Unlimited, Series B
5.00%, 08/01/14	1,000,000	1,167,870

		7,970,512

MASSACHUSETTS – 7.24%
Massachusetts Bay
Transportation Authority
Revenue, Series A
Prerefunded 07/01/14
5.00%, 07/01/34	2,000,000	2,334,640
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Series A
5.25%, 07/01/12	900,000	980,694
Massachusetts School
Building Authority
Sales Tax Revenue,
Series A
(AGM Insured)
5.00%, 08/15/13	800,000	904,352
Massachusetts State
Department of
Transportation Metropolitan
Highway System
Revenue, Series B
5.00%, 01/01/15	1,000,000	1,142,670
Massachusetts State Special
Obligations Revenue
(AGM Insured)
5.00%, 12/15/11	530,000	558,493
5.00%, 12/15/13	350,000	394,754

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Massachusetts State Special
Obligations Revenue,
Series A (FGIC Insured)
Prerefunded 06/01/12
5.38%, 06/01/20	$500,000	$542,020
Massachusetts State Water
Resources Authority
Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,048,260
Massachusetts State,
General Obligations Limited
5.00%, 07/01/12	1,270,000	1,377,328
Massachusetts State,
General Obligations Limited, Series C
5.00%, 05/01/12	2,000,000	2,153,960
5.00%, 09/01/12	4,705,000	5,136,684
Massachusetts State,
General Obligations Limited, Series C
(AGM Insured)
5.50%, 11/01/10	1,100,000	1,109,625
5.50%, 11/01/11	1,650,000	1,750,188
5.50%, 11/01/12	1,750,000	1,941,940
Massachusetts State,
General Obligations Limited, Series C
(NPFGC Insured-FGIC)
5.50%, 11/01/13	2,500,000	2,887,925
5.50%, 11/01/14	775,000	923,017
Massachusetts State,
General Obligations Unlimited, Series A
5.00%, 08/01/12	600,000	652,884
5.00%, 08/01/14	970,000	1,127,101
5.25%, 08/01/13	1,000,000	1,136,740
6.00%, 11/01/11	200,000	213,210
Massachusetts State,
General Obligations Unlimited, Series C
5.00%, 01/01/15	2,000,000	2,335,620
Massachusetts State,
General Obligations Unlimited, Series D
Prerefunded 10/01/13
5.25%, 10/01/21	125,000	141,661

		30,793,766

Security	Principal	Value
MICHIGAN – 1.33%
Detroit City School District,
General Obligations
Unlimited, Series A (AGM Q-SBLF Insured)
Prerefunded 05/01/12
5.13%, 05/01/31	$750,000	$808,320
Detroit, Michigan Sewer
Disposal System Revenue,
Series A (AGM Insured)
Prerefunded 07/01/13
5.00%, 07/01/32	765,000	861,956
Detroit, Michigan Water
Supply System Revenue,
Series A (FGIC Insured)
Prerefunded 07/01/11
5.25%, 07/01/33	110,000	114,179
Michigan State Building
Authority Revenue, Series I
(AGM Insured)
5.25%, 10/15/12	815,000	878,929
Michigan State Trunk Line
Revenue, Series A
(AGM Insured)
Prerefunded 11/01/11
5.25%, 11/01/30	1,750,000	1,851,867
Michigan State, General
Obligations Unlimited
5.50%, 12/01/13	1,000,000	1,144,220

		5,659,471

MINNESOTA – 1.70%
Minnesota State, General
Obligations Unlimited
5.00%, 10/01/10	2,400,000	2,409,504
5.00%, 10/01/12	1,350,000	1,480,639
Minnesota State, General
Obligations Unlimited, Series F
4.00%, 08/01/13	925,000	1,020,044
Minnesota State, General
Obligations Unlimited, Series H
5.00%, 11/01/14	400,000	470,380

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Southern Minnesota
Municipal Power Agency, Power Supply
System Revenue, Series A
(AMBAC Insured)
5.25%, 01/01/14	$700,000	$795,550
5.25%, 01/01/15	920,000	1,065,461

		7,241,578

MISSOURI – 0.32%
Missouri State Highways &
Transit Commission State
Road Revenue
5.00%, 02/01/14	660,000	757,601
Missouri State Highways &
Transit Commission
State Road
Revenue, Series A
5.00%, 05/01/14	525,000	607,136

		1,364,737

NEVADA – 0.91%
Clark County, Nevada Airport
Revenue, Series B
(FGIC Insured)
Prerefunded 07/01/11
5.25%, 07/01/34	500,000	520,795
Clark County, Nevada School
District, General
Obligations
Limited, Series B
4.00%, 06/15/11	1,300,000	1,334,710
Clark County, Nevada School
District, General
Obligations Limited, Series C
(NPFGC Insured)
Prerefunded 06/15/12
5.00%, 06/15/22	500,000	540,990
5.38%, 06/15/14	400,000	435,464
Nevada State Capitol
Building, General
Obligations Limited,
Series A
5.00%, 02/01/11	280,000	285,494

Security	Principal	Value
Truckee Meadows Water
Authority Water Revenue,
Series A (AGM Insured)
Prerefunded 07/01/11
5.13%, 07/01/30	$710,000	$738,975

		3,856,428

NEW JERSEY – 7.90%
New Jersey Building Authority
Revenue, Series B
5.00%, 06/15/13	425,000	473,327
New Jersey Economic
Development Authority
Revenue (Cigarette Tax)
(FGIC Insured)
5.00%, 06/15/13	300,000	311,682
New Jersey Economic
Development Authority
Revenue, Series A
5.00%, 05/01/12	500,000	534,435
5.00%, 05/01/13	650,000	719,147
New Jersey Economic
Development Authority
Revenue, Series A
(AMBAC Insured)
Prerefunded 06/15/11
5.25%, 06/15/15	1,100,000	1,143,582
5.25%, 06/15/16	500,000	519,810
5.25%, 06/15/19	1,000,000	1,039,620
New Jersey Economic
Development Authority
Revenue, Series F
(FGIC Insured)
Prerefunded 06/15/13
5.00%, 06/15/24	2,750,000	3,090,147
New Jersey Economic
Development Authority
Revenue, Series F
Prerefunded 06/15/13
5.00%, 06/15/28	935,000	1,050,650

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New Jersey State Educational
Facilities Authority Revenue,
Series A (AMBAC Insured)
Prerefunded 09/01/12
5.25%, 09/01/21	$525,000	$575,925
New Jersey State Highway
Authority Revenue
(FGIC Insured)
5.50%, 01/01/15	250,000	298,997
New Jersey State Highway
Authority Revenue ETM
(FGIC Insured)
5.50%, 01/01/11	1,100,000	1,119,338
New Jersey State Transit Corp.
Certificates of Participation,
Series A (AMBAC Insured)
5.25%, 09/15/14	1,270,000	1,422,400
5.50%, 09/15/13	400,000	442,508
5.50%, 09/15/14	1,000,000	1,129,630
New Jersey State Transit Corp.
Certificates of Participation,
Series B (AMBAC Insured)
5.50%, 09/15/12	1,150,000	1,240,643
New Jersey State Transit Corp.
Certificates of Participation,
Series B (AMBAC Insured)
Prerefunded 9/15/10
6.00%, 09/15/15	500,000	501,125
New Jersey State Turnpike
Authority Revenue, Series A
(NPFGC Insured)
6.00%, 01/01/14	1,225,000	1,440,306
New Jersey State Turnpike
Authority Revenue, Series C
ETM (NPFGC Insured)
6.50%, 01/01/13	650,000	741,169
New Jersey State, General
Obligations Unlimited
5.00%, 08/01/13	1,400,000	1,575,308

Security	Principal	Value
New Jersey State, General
Obligations Unlimited
(FGIC Insured)
Prerefunded 08/01/12
5.00%, 08/01/22	$200,000	$217,734
New Jersey State, General
Obligations
Unlimited, Series H
5.25%, 07/01/12	1,500,000	1,630,440
5.25%, 07/01/14	1,175,000	1,367,629
New Jersey State, General
Obligations Unlimited, Series L
(AMBAC Insured)
5.25%, 07/15/13	425,000	480,488
New Jersey Transportation
Trust Fund Authority
Revenue, Series A (AMBAC Insured)
5.50%, 12/15/13	425,000	487,836
5.50%, 12/15/14	1,000,000	1,171,300
New Jersey Transportation
Trust Fund Authority
Revenue, Series A
(NPFGC Insured)
5.25%, 12/15/13	1,130,000	1,289,918
New Jersey Transportation
Trust Fund Authority
Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	500,000	581,140
New Jersey Transportation
Trust Fund Authority
Revenue, Series B (NPFGC Insured)
Prerefunded 12/15/11
5.00%, 12/15/21	500,000	530,500
6.00%, 12/15/18	500,000	536,930
New Jersey Transportation
Trust Fund Authority
Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	250,000	276,100
5.25%, 12/15/13	500,000	570,760
New Jersey Transportation
Trust Fund Authority
Revenue, Series C (AGM Insured)
5.50%, 12/15/10	550,000	558,206
5.75%, 12/15/12	500,000	557,265

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New Jersey Transportation
Trust Fund Authority
Revenue, Series C ETM
5.00%, 06/15/12	$1,780,000	$1,928,541
New Jersey Transportation
Trust Fund Authority
Revenue, Series C
Prerefunded 06/15/13
5.50%, 06/15/19	500,000	569,810
5.50%, 06/15/21	500,000	569,810
5.50%, 06/15/22	50,000	56,981
5.50%, 06/15/23	740,000	843,319

		33,594,456

NEW MEXICO – 0.38%
New Mexico Finance
Authority State
Transportation Revenue, Series A (NPFGC Insured)
5.25%, 06/15/15	100,000	118,941
New Mexico Finance
Authority State
Transportation Revenue,
Series B
(AMBAC Insured)
5.00%, 06/15/12	1,400,000	1,514,730

		1,633,671

NEW YORK – 14.78%
Long Island Power Authority
Electric System Revenue,
Series 2010A
5.00%, 05/01/15	1,000,000	1,156,030
Long Island Power Authority
Electric System Revenue,
Series A (AGM Insured)
5.50%, 12/01/12	1,000,000	1,113,300
Long Island Power Authority
Electric System Revenue,
Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	455,845
5.50%, 12/01/11	620,000	659,358
Long Island Power Authority
Electric System Revenue,
Series D (NPFGC Insured)
5.00%, 09/01/12	1,910,000	2,077,220

Security	Principal	Value
Long Island Power Authority
Electric System Revenue,
Series F (NPFGC Insured)
5.00%, 05/01/11	$500,000	$515,515
5.00%, 05/01/12	500,000	536,685
Long Island Power Authority
Electric System Revenue,
Series L
Prerefunded 05/01/11
5.38%, 05/01/33	1,600,000	1,654,800
Metropolitan Transportation
Authority Revenue
Mandatory Tender 11/15/11
5.00%, 11/15/16	1,000,000	1,047,550
Metropolitan Transportation
Authority Revenue
Mandatory Tender 11/15/13
5.00%, 11/15/27	500,000	554,445
Metropolitan Transportation
Authority Revenue,
Series A (AGM Insured)
5.00%, 11/15/11	250,000	263,455
Metropolitan Transportation
Authority Revenue,
Series A
(AMBAC Insured)
5.50%, 11/15/13	1,680,000	1,898,820
5.50%, 11/15/14	2,640,000	3,061,740
Metropolitan Transportation
Authority Revenue,
Series B (NPFGC Insured)
5.50%, 01/01/14	750,000	856,117
Metropolitan Transportation
Authority
Revenue, Series H
5.25%, 11/15/11	500,000	525,460
Nassau County Interim
Finance Authority
Revenue, Series B
(NPFGC Insured)
5.00%, 11/15/10	575,000	580,756
New York City Municipal
Water Finance Authority
Water & Sewer
System Revenue,
Series B (AGM Insured)
5.00%, 06/15/14	300,000	346,308

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue,
Series D
5.00%, 06/15/11	$1,000,000	$1,037,030
New York City Transitional
Finance Authority Revenue,
Series A
5.25%, 11/01/10	1,000,000	1,008,540
New York City Transitional
Finance Authority Revenue,
Series A-1
5.00%, 11/01/10	500,000	503,955
5.00%, 11/01/13	1,375,000	1,564,942
5.00%, 11/01/14	675,000	789,007
New York City Transitional
Finance Authority Revenue,
Subseries D-1
5.00%, 11/01/10	550,000	554,350
New York City Transitional
Finance Authority Revenue,
Subseries D-2
5.00%, 11/01/11	650,000	684,730
5.00%, 11/01/12	1,225,000	1,343,556
New York City Trust for Cultural
Resources Revenue ETM
5.00%, 10/01/10	1,000,000	1,004,050
New York City, General
Obligations Unlimited,
Series A-1
4.00%, 08/01/14	400,000	446,564
5.00%, 08/01/12	730,000	792,152
5.00%, 08/01/13	425,000	476,723
5.00%, 08/01/14	500,000	577,380
New York City, General
Obligations Unlimited, Series B
5.00%, 08/01/13	600,000	673,020
5.00%, 08/01/14	575,000	663,987
New York City, General
Obligations Unlimited, Series C
5.00%, 08/01/14	715,000	825,653
5.25%, 08/01/11	1,000,000	1,045,230

Security	Principal	Value
New York City, General
Obligations Unlimited, Series C
(CIFG Insured)
5.00%, 08/01/14	$275,000	$317,100
New York City, General
Obligations Unlimited, Series E
4.00%, 08/01/14	400,000	446,564
New York City, General
Obligations Unlimited, Series G
5.00%, 08/01/11	1,920,000	2,002,445
5.00%, 08/01/14	500,000	577,380
New York City, General
Obligations Unlimited, Series I
5.00%, 08/01/11	600,000	625,764
5.00%, 08/01/13	765,000	858,101
5.00%, 08/01/14	350,000	404,166
New York City, General
Obligations Unlimited,
Subseries J-1
5.00%, 08/01/11	945,000	985,578
New York State Dormitory
Authority State Personal
Income Tax Revenue, Series C
5.00%, 03/15/15	590,000	691,716
New York State Dormitory
Authority State Supported
Debt Revenue
5.00%, 07/01/15	300,000	345,609
New York State Dormitory
Authority State Supported
Debt Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/15	150,000	173,106
New York State Local
Government Assistance
Corp. Revenue, Series A
5.00%, 04/01/11	990,000	1,017,690
5.00%, 04/01/12	500,000	536,470
5.00%, 04/01/13	215,000	240,895
New York State Local
Government Assistance
Corp. Revenue, Series A-1
(AGM Insured)
5.00%, 04/01/12	2,000,000	2,147,860

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York State Power
Authority Revenue, Series A
Prerefunded 11/15/12
5.25%, 11/15/16	$250,000	$276,860
5.25%, 11/15/18	400,000	442,976
New York State Thruway
Authority Revenue
5.00%, 04/01/13	550,000	609,318
5.50%, 04/01/12	1,000,000	1,075,190
New York State Thruway
Authority, Highway &
Bridge Trust Fund
Revenue, Series B
(AGM Insured)
5.00%, 04/01/12	125,000	133,953
5.00%, 04/01/14	2,250,000	2,586,600
5.00%, 04/01/15	720,000	844,992
New York State Thruway
Authority, Highway &
Bridge Trust Fund
Revenue, Series B
(NPFGC Insured-FGIC)
5.00%, 04/01/13	2,670,000	2,971,043
New York State Thruway
Authority, Second
General Highway &
Bridge Trust Fund
Revenue, Series A
5.00%, 04/01/12	500,000	535,560
New York State Thruway
Authority, Second
General Highway &
Bridge Trust Fund
Revenue, Series B
5.00%, 04/01/15	240,000	281,078
New York State Urban
Development Corp.
Revenue (AGM Insured)
6.50%, 01/01/11	800,000	815,880
New York State Urban
Development Corp.
Revenue, Series D
5.00%, 01/01/14	285,000	321,178

Security	Principal	Value
New York State Urban
Development Corp.,
Correctional & Youth
Facilities Revenue,
Series A Mandatory
Tender 01/01/11
5.00%, 01/01/17	$1,745,000	$1,770,809
5.50%, 01/01/17	250,000	254,088
New York State, General
Obligations
Unlimited, Series C
5.00%, 04/15/13	685,000	764,816
5.00%, 04/15/14	1,000,000	1,150,920
Triborough Bridge & Tunnel
Authority Revenue,
Series A
Prerefunded 01/01/12
5.00%, 01/01/32	1,000,000	1,063,050
5.13%, 01/01/31	585,000	623,101
Triborough Bridge & Tunnel
Authority
Revenue, Series B
5.25%, 11/15/12	750,000	827,078
5.25%, 11/15/14	1,500,000	1,765,275
Triborough Bridge & Tunnel
Authority Revenue,
Series B
Prerefunded 01/01/11
5.30%, 01/01/17	770,000	783,075
Triborough Bridge & Tunnel
Authority Revenue,
Subseries B1
Mandatory Tender 11/15/13
5.00%, 11/15/25	250,000	281,493

		62,843,050

NORTH CAROLINA – 1.88%
Mecklenburg County General
Obligations Unlimited, Series A
5.00%, 08/01/13	385,000	435,939
North Carolina Eastern
Municipal Power
Agency Power System
Revenue, Series D
5.50%, 01/01/14	1,600,000	1,814,000
North Carolina Municipal
Power Agency No. 1
Catawba Electric
Revenue, Series A
5.25%, 01/01/15	250,000	287,370
5.50%, 01/01/13	430,000	475,778

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
North Carolina Municipal
Power Agency No. 1
Catawba Electric Revenue,
Series A
(AMBAC Insured)
5.25%, 01/01/14	$900,000	$987,984
North Carolina Municipal
Power Agency No. 1
Catawba Electric Revenue,
Series A ETM
5.50%, 01/01/13	200,000	222,524
North Carolina State, General
Obligations Unlimited
5.00%, 03/01/11	1,450,000	1,484,467
5.00%, 03/01/13	250,000	278,758
North Carolina State, General
Obligations Unlimited, Series B
5.00%, 04/01/12	1,000,000	1,074,510
5.00%, 04/01/14	820,000	947,871

		8,009,201

OHIO – 1.21%
Cincinnati City School
District, General
Obligations Unlimited
(AGM Insured)
Prerefunded 12/01/13
5.00%, 12/01/31	800,000	913,952
Columbus, Ohio General
Obligations Unlimited, Series A
4.00%, 06/01/14	1,000,000	1,121,450
Hamilton County, Ohio
Sales Tax
Revenue, Subseries B
(AMBAC Insured)
Prerefunded 12/01/10
5.25%, 12/01/32	550,000	556,837
Ohio State Major New Street
Infrastructure Project
Revenue, Series 2008-1
5.00%, 06/15/11	1,025,000	1,062,782
Ohio State Revenue, Series II-A
(AMBAC Insured)
5.00%, 08/01/11	500,000	521,150
5.00%, 08/01/12	905,000	982,549

		5,158,720

Security	Principal	Value
OKLAHOMA – 0.27%
Grand River Dam Authority
Revenue (AMBAC Insured)
6.25%, 06/01/11	$370,000	$384,893
Grand River Dam Authority
Revenue, Series A
(AGM Insured)
5.00%, 06/01/12	690,000	743,689

		1,128,582

OREGON – 1.28%
Oregon State Department of
Administrative Services
Lottery Revenue (AGM Insured)
5.00%, 04/01/13	1,500,000	1,672,620
Oregon State Department of
Administrative Services
Revenue (AGM Insured)
5.00%, 09/01/10	2,300,000	2,300,000
Oregon State Department of
Transportation Highway
User Tax Revenue,
Series A
Prerefunded 11/15/12
5.13%, 11/15/26	225,000	248,031
Portland, Oregon Sewer
System Revenue, Series A
(NPFGC Insured)
5.00%, 06/01/14	1,050,000	1,214,189

		5,434,840

PENNSYLVANIA – 3.39%
Delaware Valley
Regional Financial Authority Revenue
5.50%, 07/01/12	1,150,000	1,223,681
Pennsylvania State, General
Obligations Unlimited
5.50%, 02/01/13	1,000,000	1,121,760
Pennsylvania State, General
Obligations Unlimited, Series 1
(NPFGC Insured)
5.25%, 02/01/11	1,000,000	1,020,790

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Pennsylvania State, General
Obligations Unlimited, Series 2
(NPFGC Insured)
5.00%, 07/01/11	$500,000	$519,670
Pennsylvania State, General
Obligations Unlimited, Series 2
(NPFGC Insured-FGIC)
5.00%, 07/01/13	2,280,000	2,569,651
Pennsylvania State, General
Obligations
Unlimited, Series 3
5.00%, 09/01/11	410,000	429,299
Pennsylvania State, General
Obligations Unlimited, Series 3
(AGM Insured)
5.00%, 09/01/14	1,425,000	1,661,735
Pennsylvania State, General
Obligations
Unlimited, Series A
5.00%, 05/01/14	1,000,000	1,155,660
Pennsylvania Turnpike
Commission Registration
Fee Revenue
(AMBAC Insured)
Prerefunded 07/15/11
5.00%, 07/15/41	550,000	578,369
Philadelphia School District,
General Obligations
Unlimited, Series A (AGM-State Aid
Withholding Insured)
Prerefunded 02/01/12
5.50%, 02/01/31	750,000	805,058
Philadelphia School District,
General Obligations
Unlimited, Series D
(FGIC-State Aid
Withholding Insured)
Prerefunded 06/01/14
5.13%, 06/01/34	700,000	813,225
Philadelphia, Pennsylvania
Water & Wastewater
Revenue (AMBAC Insured)
5.25%, 12/15/11	650,000	684,535
Philadelphia, Pennsylvania
Water & Wastewater
Revenue, Series A
5.00%, 06/15/14	1,500,000	1,700,760

Security	Principal	Value
Philadelphia, Pennsylvania
Water & Wastewater
Revenue, Series A
(FGIC Insured)
Prerefunded 11/01/12
5.00%, 11/01/31	$115,000	$126,277

		14,410,470

PUERTO RICO – 4.61%
Puerto Rico Commonwealth
Government Development
Bank Revenue, Series B
5.00%, 12/01/13	780,000	848,422
5.00%, 12/01/14	1,135,000	1,238,626
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Tax
Revenue, Series C (AMBAC Insured)
5.50%, 07/01/12	65,000	69,110
5.50%, 07/01/13	250,000	271,168
5.50%, 07/01/14	2,450,000	2,696,348
Puerto Rico Commonwealth
Infrastructure Financing
Authority, Special
Obligations Bond,
Series A
Prerefunded 10/01/10
5.38%, 10/01/24	2,000,000	2,028,600
5.50%, 10/01/32	1,000,000	1,014,400
Puerto Rico Commonwealth,
General Obligations
Unlimited (FGIC Insured)
5.50%, 07/01/12	1,130,000	1,201,766
5.50%, 07/01/14	2,000,000	2,213,400
Puerto Rico Commonwealth,
General Obligations
Unlimited, Series A
Prerefunded 07/01/12
5.00%, 07/01/27	400,000	434,192
5.00%, 07/01/30	1,275,000	1,326,370
Puerto Rico Electric Power
Authority Revenue, Series 00
(CIFG Insured)
5.00%, 07/01/13	1,480,000	1,613,910

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Puerto Rico Electric Power
Authority Revenue,
Series JJ (NPFGC Insured)
5.25%, 07/01/13	$1,275,000	$1,402,487
Puerto Rico Highway &
Transportation Authority
Revenue, Series D
Prerefunded 07/01/12
5.75%, 07/01/41	500,000	547,455
Puerto Rico Highway &
Transportation Authority
Revenue, Series G
Prerefunded 07/01/13
5.00%, 07/01/33	345,000	389,350
Puerto Rico Infrastructure
Financing Authority Special Tax Revenue,
Series A
Prerefunded 10/01/10
5.50%, 10/01/40	775,000	786,160
Puerto Rico Public Buildings
Authority Revenue, Series J
GTD (AMBAC Insured)
Mandatory
Tender 07/01/12
5.00%, 07/01/36	225,000	233,696
Puerto Rico Public Finance
Corp. Revenue, Series A (NPFGC
Insured) Mandatory
Tender 02/01/12
5.25%, 08/01/29	750,000	772,133
Puerto Rico Sales Tax
Financing Corp. Sales Tax
Revenue, Subseries A
Prerefunded 08/01/11
5.00%, 08/01/39	500,000	521,730

		19,609,323

SOUTH CAROLINA – 1.05%
Greenville County School District
Installment Purchase
Revenue
Prerefunded 12/01/12
5.50%, 12/01/28	2,590,000	2,911,238

Security	Principal	Value
South Carolina State Public
Service Authority Revenue,
Series D (AGM Insured)
5.25%, 01/01/12	$400,000	$425,548
South Carolina State, General
Obligations
Unlimited, Series A
4.00%, 06/01/14	1,000,000	1,123,700

		4,460,486

TENNESSEE – 1.96%
Memphis Electric System
Revenue, Series A
(NPFGC Insured)
5.00%, 12/01/11	2,425,000	2,558,375
Memphis, Tennessee Electric
System Revenue
5.00%, 12/01/14	2,300,000	2,690,310
Memphis, Tennessee Electric
System Revenue, Subseries A
(NPFGC Insured)
5.00%, 12/01/12	1,000,000	1,096,050
Shelby County, Tennessee,
General Obligations
Unlimited, Series A (AMBAC Insured)
5.00%, 04/01/14	500,000	576,815
5.00%, 04/01/15	1,000,000	1,178,260
Tennessee State, General
Obligations
Unlimited, Series C
5.00%, 09/01/10	220,000	220,000

		8,319,810

TEXAS – 4.07%
Dallas Independent School
District, General
Obligations Unlimited
5.00%, 02/15/13	1,000,000	1,107,170
Dallas, Texas Waterworks &
Sewer System Revenue
(AMBAC Insured)
5.00%, 10/01/13	400,000	455,004
Dallas-Fort Worth, Texas
International Airport
Revenue, Series A
4.00%, 11/01/12	780,000	832,283

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Houston, Texas Utility System Revenue, Series A (NPFGC Insured)
5.25%, 05/15/14	$1,300,000	$1,509,183
Houston, Texas Water and Sewer System Revenue, Series B (FGIC Insured) Prerefunded 12/01/10
5.25%, 12/01/30	1,150,000	1,164,295
Houston, Texas, General Obligations Limited, Series A (NPFGC Insured)
5.25%, 03/01/13	1,000,000	1,116,110
5.38%, 03/01/15	200,000	230,880
Keller, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured) Prerefunded 08/15/11
5.38%, 08/15/31	1,000,000	1,049,080
Lower Colorado River Authority Revenue
5.00%, 05/15/13	500,000	556,030
North Texas Tollway Authority Revenue, Series E-2 Mandatory Tender 01/01/12
5.25%, 01/01/38	3,250,000	3,417,765
North Texas Tollway Authority Revenue, Series L-2 Mandatory Tender 01/01/13
6.00%, 01/01/38	890,000	978,884
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12
5.38%, 02/01/19	500,000	535,305
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/12	1,000,000	1,073,690
5.00%, 04/01/13	1,465,000	1,636,405
5.25%, 04/01/14	200,000	232,340
Texas State, General Obligations Unlimited
5.00%, 10/01/11	875,000	919,546

Security	Principal	Value
Texas State, General Obligations Unlimited, Series A
5.50%, 10/01/12	$475,000	$500,626

		17,314,596

UTAH – 1.48%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/11	1,500,000	1,557,210
5.00%, 07/01/12	250,000	269,450
5.00%, 07/01/14	1,300,000	1,486,615
5.25%, 07/01/13	500,000	561,455
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	300,000	338,838
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/16	425,000	479,506
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/11	105,000	109,495
Utah State, General Obligations Unlimited, Series C
4.00%, 07/01/13	1,350,000	1,486,782

		6,289,351

VIRGINIA – 1.15%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	1,975,000	2,076,871
Virginia Commonwealth Transportation Board Revenue
5.00%, 10/01/13	300,000	341,550
5.00%, 10/01/14	410,000	480,213
Virginia State Public School Authority Revenue
5.25%, 08/01/14	1,675,000	1,968,075

		4,866,709

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
WASHINGTON – 1.89%
Energy Northwest Electric Revenue, Columbia Generating, Series A
5.50%, 07/01/15	$300,000	$361,020
Energy Northwest Electric Revenue, Columbia Generating, Series D
5.00%, 07/01/11	100,000	103,908
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/12	200,000	216,826
5.00%, 07/01/13	460,000	517,882
5.00%, 07/01/14	500,000	579,115
King County School District (No. 001), General Obligations Limited, Series A
5.00%, 06/01/12	200,000	216,110
5.00%, 06/01/13	1,250,000	1,403,425
Seattle, Washington Municipal Light & Power Revenue, Series B
5.00%, 02/01/15	1,000,000	1,169,700
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/11	1,000,000	1,039,340
5.00%, 07/01/12	1,000,000	1,084,710
5.00%, 07/01/13	500,000	563,370
Washington State, General Obligations Unlimited, Series D Prerefunded 01/01/11
5.25%, 01/01/26	750,000	762,563

		8,017,969

WISCONSIN – 0.78%
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.00%, 05/01/15	860,000	1,011,893
5.50%, 05/01/14	1,750,000	2,047,080

Security	Shares or Principal	Value
Wisconsin State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 05/01/13	$225,000	$251,849

		3,310,822

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $414,916,916)		422,266,826

SHORT-TERM INVESTMENTS – 0.39%

MONEY MARKET FUNDS – 0.39%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.15%[a,b]	1,665,914	1,665,914

		1,665,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,665,914)		1,665,914

TOTAL INVESTMENTS IN SECURITIES – 99.73%
(Cost: $416,582,830)		423,932,740

Other Assets, Less Liabilities – 0.27%		1,134,417

NET ASSETS – 100.00%		$425,067,157

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.58%

NEW YORK – 98.58%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/17	$200,000	$200,202
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/17	450,000	450,454
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/17	675,000	646,103
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	319,044
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	125,000	135,944
Long Island Power Authority Electric System Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,034,250
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	625,000	706,244
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,577,145
Long Island Power Authority Revenue, Series B
5.00%, 12/01/35	500,000	519,955
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	725,000	755,087
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/21	400,000	448,072

Security	Principal	Value
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	$1,300,000	$1,441,557
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/18	250,000	293,767
5.00%, 11/15/31	600,000	629,286
5.13%, 01/01/24	250,000	265,525
5.50%, 11/15/39	700,000	769,706
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/12	500,000	525,425
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	430,000	508,084
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	687,713
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 11/15/27	200,000	209,272
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 11/15/12	500,000	531,255
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	900,000	969,408
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,673,664
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/15/28	232,500	240,407

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
Nassau County Sewer & Storm Water Finance Authority System Revenue, Series A (BHAC Insured)
5.38%, 11/01/28	$235,000	$270,739
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	335,239
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/32	300,000	308,148
5.00%, 06/15/38	100,000	106,255
5.00%, 06/15/39	2,500,000	2,650,250
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/37	100,000	105,827
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AGM Insured)
5.00%, 06/15/14	140,000	161,610
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
4.75%, 06/15/33	250,000	260,377
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (NPFGC Insured)
5.00%, 06/15/25	600,000	667,878
5.00%, 06/15/27	455,000	490,444
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	262,005
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/35	250,000	260,735
4.75%, 06/15/36	980,000	1,020,307

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series FF-2
5.00%, 06/15/40	$500,000	$535,565
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	700,000	750,330
5.25%, 06/15/32	750,000	834,720
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.50%, 01/15/38	235,000	237,489
4.75%, 01/15/38	250,000	257,827
New York City Transitional Finance Authority Revenue, Series A
5.00%, 05/01/29	150,000	167,520
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/19	350,000	403,469
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/15	500,000	593,880
5.00%, 11/01/21	250,000	286,582
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	521,568
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,158,370
5.00%, 08/01/21	725,000	834,315
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	375,000	411,293
New York City Trust for Cultural Resources Revenue
5.00%, 10/01/10	500,000	502,025
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	445,552

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York City, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 08/01/20	$250,000	$286,748
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,190,030
New York City, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	442,335
5.00%, 08/01/19	230,000	277,987
5.50%, 08/01/12	125,000	136,758
New York City, General Obligations Unlimited, Series E
4.00%, 08/01/14	275,000	307,013
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	375,000	391,103
5.00%, 08/01/14	500,000	577,380
New York City, General Obligations Unlimited, Series H-1
5.00%, 03/01/23	490,000	566,626
New York City, General Obligations Unlimited, Series J
5.00%, 05/15/23	250,000	277,883
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,879,817
New York City, General Obligations Unlimited, Series J-1
5.00%, 05/15/33	400,000	432,808
5.00%, 05/15/36	905,000	970,929
New York City, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	220,532
New York City, General Obligations Unlimited, Subseries B-1
5.00%, 09/01/14	500,000	578,720
5.25%, 09/01/20	195,000	232,619

Security	Principal	Value
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured)
5.00%, 10/01/24	$250,000	$283,393
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	386,044
5.00%, 11/15/35	500,000	509,365
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	1,123,800
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	250,000	289,815
New York State Dormitory Authority (Long Island Jewish Medical Center), Non-State Supported Debt Revenue, Series A
5.50%, 05/01/37	350,000	368,956
5.75%, 05/01/37	250,000	267,940
New York State Dormitory Authority (Yeshiva University), Non-State Supported Debt Revenue
5.00%, 09/01/38	380,000	402,587
New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	308,538
New York State Dormitory Authority Revenue (NPFGC Insured)
5.50%, 07/01/23	200,000	240,052

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York State Dormitory Authority Revenue (NPFGC Insured) Prerefunded 08/15/11
5.25%, 08/15/31	$550,000	$576,010
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	515,268
New York State Dormitory Authority Revenue, Series A (AGM/FHA Insured)
5.25%, 08/15/15	615,000	686,500
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,200,000	1,287,840
5.50%, 10/01/17	225,000	242,809
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 02/15/19	285,000	346,138
5.00%, 03/15/28	500,000	555,260
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	224,644
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 03/15/18	525,000	593,481
5.00%, 03/15/22	1,000,000	1,158,590
5.00%, 12/15/31	250,000	269,090
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	250,000	267,015
New York State Dormitory Authority, State Supported Debt Revenue
5.00%, 07/01/15	500,000	576,015

Security	Principal	Value
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.75%, 06/15/31	$1,000,000	$1,053,680
5.13%, 06/15/38	250,000	273,368
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	665,236
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	823,590
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	300,000	362,496
New York State Power Authority Revenue, Series A (NPFGC Insured)
4.50%, 11/15/17	575,000	584,200
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.00%, 11/15/19	125,000	137,744
5.25%, 11/15/16	250,000	276,860
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B
5.00%, 04/01/17	300,000	350,115
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/12	225,000	241,115
5.00%, 04/01/15	800,000	938,880

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Principal	Value
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AMBAC Insured)
4.13%, 04/01/19	$500,000	$543,030
5.50%, 04/01/20	250,000	310,545
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	415,000	461,791
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/18	500,000	605,415
5.00%, 03/15/26	300,000	339,369
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/27	750,000	829,073
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A (NPFGC Insured)
5.25%, 04/01/12	95,000	102,131
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	856,245
5.00%, 03/15/32	250,000	267,970
New York State Urban Development Corp. Revenue, Series C
5.00%, 12/15/17	250,000	303,005
New York State Urban Development Corp. Revenue, Series D
5.25%, 01/01/20	250,000	298,308
5.63%, 01/01/28	400,000	449,880

Security	Principal	Value
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	$500,000	$508,175
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,525,230
New York State, General Obligations Unlimited, Series C
5.00%, 04/15/15	200,000	234,938
Port Authority of New York & New Jersey Revenue
4.50%, 09/15/39	475,000	488,139
5.00%, 10/01/27	700,000	771,981
5.00%, 12/01/29	925,000	998,935
5.00%, 07/15/35	125,000	135,560
5.00%, 09/01/38	900,000	941,805
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/29	250,000	275,405
5.00%, 10/15/32	700,000	763,147
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/17	825,000	947,447
5.00%, 10/15/20	142,500	161,445
5.25%, 10/15/18	500,000	579,210
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	775,000	826,972
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	521,110
5.00%, 11/15/32	600,000	644,586

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2010

Security	Shares or Principal	Value
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.13%, 01/01/31	$415,000	$442,029
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/22
5.25%, 01/01/28	65,000	82,987
Triborough Bridge & Tunnel Authority Revenue, Series C
5.00%, 11/15/38	300,000	321,009
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	574,705
5.00%, 11/15/31	650,000	709,774

		74,154,961

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $69,616,415)		74,154,961

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
BlackRock Liquidity Funds – New York Money Fund, Institutional Shares
0.11%[a,b]	122,939	122,939

		122,939

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,939)		122,939

TOTAL INVESTMENTS IN SECURITIES – 98.74%
(Cost: $69,739,354)		74,277,900

Other Assets, Less Liabilities – 1.26%		945,469

NET ASSETS – 100.00%		$75,223,369

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

August 31, 2010

Security	Principal[a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 96.20%

AUSTRALIA – 2.86%
Australia (Commonwealth of)
4.75%, 11/15/12	2,629,000	$2,363,622
6.50%, 05/15/13	825,000	776,168

		3,139,790

AUSTRIA – 1.84%
Austria (Republic of)
5.00%, 07/15/12	803,000	1,100,695
5.25%, 01/04/11	715,000	923,115

		2,023,810

BELGIUM – 4.56%
Belgium (Kingdom of)
4.00%, 03/28/13	110,000	150,536
5.00%, 09/28/12	3,520,000	4,856,109

		5,006,645
CANADA – 4.58%
Canada (Government of)
1.50%, 03/01/12	4,191,000	3,956,208
3.50%, 06/01/13	770,000	763,046
5.25%, 06/01/13	297,000	307,564

		5,026,818

DENMARK – 2.54%
Denmark (Kingdom of)
5.00%, 11/15/13	1,430,000	274,842
6.00%, 11/15/11	13,860,000	2,518,135

		2,792,977

FINLAND – 2.72%
Finland (Republic of)
4.25%, 09/15/12	1,540,000	2,100,219
5.75%, 02/23/11	682,000	888,570

		2,988,789

FRANCE – 6.49%
France (Republic of)
4.50%, 07/12/12	4,840,000	6,589,745
4.50%, 07/12/13	385,000	539,885

		7,129,630

Security	Principal[a]	Value
GERMANY – 10.19%
Germany (Federal Republic of)
3.50%, 10/14/11	3,234,000	$4,247,492
3.75%, 01/04/15	946,000	1,334,864
5.00%, 07/04/12	4,081,000	5,606,191

		11,188,547

GREECE – 4.51%
Hellenic Republic
3.90%, 08/20/11	2,453,000	2,944,554
4.10%, 08/20/12	1,353,000	1,511,238
5.50%, 08/20/14	495,000	498,061

		4,953,853

IRELAND – 1.80%
Ireland (Government of)
4.00%, 11/11/11	1,342,000	1,730,194
5.00%, 04/18/13	187,000	244,752

		1,974,946

ITALY – 7.51%
Italy (Republic of)
3.75%, 09/15/11	3,399,000	4,425,801
4.25%, 08/01/14	440,000	597,128
4.75%, 02/01/13	2,387,000	3,229,641

		8,252,570

JAPAN – 23.93%
Japan (Government of)
0.20%, 03/15/12	220,000,000	2,623,573
0.70%, 03/20/13	528,000,000	6,379,576
1.40%, 06/20/12	1,089,000,000	13,267,332
1.50%, 03/20/12	330,000,000	4,014,077

		26,284,558

NETHERLANDS – 4.63%
Netherlands (Kingdom of the)
3.25%, 07/15/15	440,000	606,835
4.25%, 07/15/13	220,000	306,807
5.00%, 07/15/12	3,036,000	4,169,834

		5,083,476

NORWAY – 1.01%
Norway (Kingdom of)
6.50%, 05/15/13	6,303,000	1,115,000

		1,115,000

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

August 31, 2010

Security	Shares or Principal[a]	Value
PORTUGAL – 3.38%
Portugal (Republic of)
3.20%, 04/15/11	550,000	$702,350
3.60%, 10/15/14	165,000	207,871
5.00%, 06/15/12	2,145,000	2,802,700

		3,712,921

SPAIN – 4.73%
Spain (Kingdom of)
4.20%, 07/30/13	880,000	1,171,558
5.00%, 07/30/12	3,003,000	4,021,207

		5,192,765

SWEDEN – 2.15%
Sweden (Kingdom of)
5.50%, 10/08/12	16,060,000	2,367,521

		2,367,521

SWITZERLAND – 2.12%
Swiss Confederation
2.75%, 06/10/12	2,266,000	2,329,689

		2,329,689

UNITED KINGDOM – 4.65%
United Kingdom Treasury Bond
2.25%, 03/07/14	99,000	157,604
5.25%, 06/07/12	2,981,000	4,945,535

		5,103,139

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $110,420,870)		105,667,444

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	17,286	17,286

		17,286

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,286)		17,286

Value
TOTAL INVESTMENTS IN SECURITIES – 96.22%
(Cost: $110,438,156)	$105,684,730

Other Assets, Less Liabilities – 3.78%	4,155,110

NET ASSETS – 100.00%	$109,839,840

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2010

Security	Principal[a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 94.53%

AUSTRALIA – 1.95%
Australia (Commonwealth of)
6.25%, 04/15/15	2,898,000	$2,777,666

		2,777,666

AUSTRIA – 4.35%
Austria (Republic of)
3.40%, 10/20/14	3,094,000	4,243,153
4.15%, 03/15/37	1,274,000	1,933,618

		6,176,771

BELGIUM – 4.55%
Belgium (Kingdom of)
3.25%, 09/28/16	1,666,000	2,244,092
5.00%, 09/28/11	1,428,000	1,898,653
5.50%, 03/28/28	1,386,000	2,315,282

		6,458,027
CANADA – 4.57%
Canada (Government of)
3.50%, 06/01/13	3,648,000	3,615,056
3.75%, 06/01/19	1,624,000	1,653,225
5.00%, 06/01/37	1,022,000	1,221,972

		6,490,253

DENMARK – 2.18%
Denmark (Kingdom of)
5.00%, 11/15/13	5,712,000	1,097,830
7.00%, 11/10/24	7,560,000	1,994,967

		3,092,797

FINLAND – 1.61%
Finland (Republic of)
4.38%, 07/04/19	1,120,000	1,664,872
5.75%, 02/23/11	476,000	620,175

		2,285,047

FRANCE – 7.08%
France (Republic of)
4.00%, 10/25/38	798,000	1,202,950
5.00%, 10/25/16	5,894,000	8,860,436

		10,063,386

Security	Principal[a]	Value
GERMANY – 7.93%
Germany (Federal Republic of)
2.25%, 04/11/14	1,666,000	$2,222,660
3.75%, 01/04/15	3,948,000	5,570,872
4.75%, 07/04/28	2,100,000	3,471,588

		11,265,120

GREECE – 4.38%
Hellenic Republic
4.10%, 08/20/12	1,848,000	2,064,130
4.50%, 09/20/37	280,000	187,980
4.60%, 07/20/18	3,444,000	2,858,310
5.90%, 10/22/22	560,000	462,764
6.50%, 01/11/14	602,000	647,154

		6,220,338

IRELAND – 2.39%
Ireland (Government of)
4.00%, 11/11/11	700,000	902,486
4.50%, 04/18/20	2,156,000	2,499,827

		3,402,313

ITALY – 8.97%
Italy (Republic of)
4.00%, 02/01/37	3,038,000	3,570,133
4.25%, 09/01/19	2,282,000	3,047,839
5.00%, 02/01/12	4,606,000	6,131,544

		12,749,516

JAPAN – 23.93%
Japan (Government of)
1.30%, 06/20/12	392,000,000	4,767,396
1.50%, 03/20/14	882,000,000	11,003,415
1.70%, 06/20/18	840,000,000	10,826,967
2.00%, 03/20/27	266,000,000	3,384,444
2.20%, 03/20/30	42,000,000	545,670
2.50%, 09/20/37	252,000,000	3,474,881

		34,002,773

NETHERLANDS – 4.55%
Netherlands (Kingdom of the)
2.75%, 01/15/15	742,000	1,000,394
3.75%, 01/15/23	2,898,000	4,185,016
4.00%, 01/15/11	994,000	1,279,571

		6,464,981

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2010

Security	Principal[a]	Value
NORWAY – 0.84%
Norway (Kingdom of)
6.50%, 05/15/13	3,276,000	$579,524
Norwegian (Government of)
4.50%, 05/22/19	3,458,000	620,267

		1,199,791

PORTUGAL – 2.85%
Portugal (Republic of)
4.10%, 04/15/37	910,000	932,181
4.75%, 06/14/19	280,000	342,624
5.45%, 09/23/13	2,072,000	2,777,365

		4,052,170

SPAIN – 4.37%
Spain (Kingdom of)
3.90%, 10/31/12	2,072,000	2,726,695
4.80%, 01/31/24	2,604,000	3,478,309

		6,205,004

SWEDEN – 1.86%
Sweden (Kingdom of)
3.50%, 03/30/39	4,060,000	623,590
6.75%, 05/05/14	12,600,000	2,020,536

		2,644,126

SWITZERLAND – 1.57%
Swiss Confederation
2.75%, 06/10/12	560,000	575,740
3.00%, 05/12/19	1,442,000	1,648,914

		2,224,654

UNITED KINGDOM – 4.60%
United Kingdom Treasury Bond
4.00%, 03/07/22	1,820,000	3,032,236
4.25%, 03/07/11	896,000	1,403,282
4.75%, 12/07/38	1,176,000	2,106,514

		6,542,032

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $136,778,970)		134,316,765

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[b,c]	26,061	$26,061

		26,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,061)		26,061

TOTAL INVESTMENTS IN SECURITIES – 94.55%
(Cost: $136,805,031)		134,342,826

Other Assets, Less Liabilities – 5.45%		7,746,945

NET ASSETS – 100.00%		$142,089,771

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

96	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2010

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund	iShares Barclays 7-10 Year Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,679,017,015	$8,552,712,561	$1,639,711,202	$3,452,832,284
Affiliated issuers (Note 2)	224,856,322	39,276,802	460,075,451	1,153,128,451

Total cost of investments	$3,903,873,337	$8,591,989,363	$2,099,786,653	$4,605,960,735

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$3,679,917,131	$8,657,165,784	$1,705,767,480	$3,720,736,333
Affiliated issuers (Note 2)	224,856,322	39,276,802	460,075,451	1,153,128,451

Total fair value of investments	3,904,773,453	8,696,442,586	2,165,842,931	4,873,864,784
Receivables:
Investment securities sold	328,592,222	299,965,617	10,357,428	200,591,244
Interest	19,056,046	45,105,268	10,121,990	21,674,182
Capital shares sold	–	169,743,935	47,036,141	1,237,524
Capital shares redeemed	–	–	16,327	–

Total Assets	4,252,421,721	9,211,257,406	2,233,374,817	5,097,367,734

LIABILITIES
Payables:
Investment securities purchased	536,546,349	491,382,045	64,117,384	215,440,991
Collateral for securities on loan (Note 5)	–	–	448,386,520	1,116,892,380
Capital shares redeemed	12,136,865	1,291,744	–	3,093,809
Investment advisory fees (Note 2)	501,664	1,106,079	191,444	465,203

Total Liabilities	549,184,878	493,779,868	512,695,348	1,335,892,383

NET ASSETS	$3,703,236,843	$8,717,477,538	$1,720,679,469	$3,761,475,351

Net assets consist of:
Paid-in capital	$3,701,467,725	$8,577,518,801	$1,642,943,607	$3,454,203,429
Undistributed net investment income	330,180	7,068,957	2,378,611	9,371,586
Undistributed net realized gain	538,822	28,436,557	9,300,973	29,996,287
Net unrealized appreciation	900,116	104,453,223	66,056,278	267,904,049

NET ASSETS	$3,703,236,843	$8,717,477,538	$1,720,679,469	$3,761,475,351

Shares outstanding[b]	33,600,000	103,400,000	14,600,000	37,900,000

Net asset value per share	$110.22	$84.31	$117.85	$99.25

[a]	Securities on loan with values of $ –, $ –, $438,238,212 and $1,093,897,944, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2010

	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$321,097,562	$2,940,654,105	$227,773,979	$2,005,086,385
Affiliated issuers (Note 2)	25,188,244	304,459,911	2,578,760	10,601,750

Total cost of investments	$346,285,806	$3,245,114,016	$230,352,739	$2,015,688,135

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$354,415,816	$3,163,037,665	$241,592,386	$2,133,747,080
Affiliated issuers (Note 2)	25,188,244	304,459,911	2,578,760	10,601,750

Total fair value of investments	379,604,060	3,467,497,576	244,171,146	2,144,348,830
Receivables:
Investment securities sold	373,154	136,703,125	–	2,800,618
Interest	2,080,905	18,921,437	2,875,264	25,226,015
Capital shares sold	12,264,339	944,730	–	–

Total Assets	394,322,458	3,624,066,868	247,046,410	2,172,375,463

LIABILITIES
Payables:
Investment securities purchased	16,714,734	156,384,483	3,877,208	6,758,315
Collateral for securities on loan (Note 5)	19,526,537	267,285,053	–	–
Capital shares redeemed	26,417	5,019,865	–	–
Investment advisory fees (Note 2)	43,726	429,300	49,217	445,974

Total Liabilities	36,311,414	429,118,701	3,926,425	7,204,289

NET ASSETS	$358,011,044	$3,194,948,167	$243,119,985	$2,165,171,174

Net assets consist of:
Paid-in capital	$322,629,683	$2,939,345,724	$228,585,932	$2,034,975,128
Undistributed net investment income	913,491	10,247,154	742,331	6,257,281
Undistributed net realized gain (accumulated net realized loss)	1,149,616	22,971,729	(26,685)	(4,721,930)
Net unrealized appreciation	33,318,254	222,383,560	13,818,407	128,660,695

NET ASSETS	$358,011,044	$3,194,948,167	$243,119,985	$2,165,171,174

Shares outstanding[b]	2,900,000	29,500,000	2,200,000	20,200,000

Net asset value per share	$123.45	$108.30	$110.51	$107.19

[a]	Securities on loan with values of $19,133,254, $261,400,796, $ – and $ –, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

98	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2010

	iShares S&P Short Term National AMT-Free Municipal Bond Fund	iShares S&P New York AMT-Free Municipal Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$414,916,916	$69,616,415	$110,420,870	$136,778,970
Affiliated issuers (Note 2)	1,665,914	122,939	17,286	26,061

Total cost of investments	$416,582,830	$69,739,354	$110,438,156	$136,805,031

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$422,266,826	$74,154,961	$105,667,444	$134,316,765
Affiliated issuers (Note 2)	1,665,914	122,939	17,286	26,061

Total fair value of investments	423,932,740	74,277,900	105,684,730	134,342,826
Foreign currencies, at value[a]	–	–	518,665	986,459
Receivables:
Investment securities sold	–	–	2,299,231	4,536,903
Interest	5,338,642	961,274	1,370,059	2,265,768

Total Assets	429,271,382	75,239,174	109,872,685	142,131,956

LIABILITIES
Payables:
Investment securities purchased	4,114,135	–	–	–
Investment advisory fees (Note 2)	90,090	15,805	32,845	42,185

Total Liabilities	4,204,225	15,805	32,845	42,185

NET ASSETS	$425,067,157	$75,223,369	$109,839,840	$142,089,771

Net assets consist of:
Paid-in capital	$417,392,347	$70,822,585	$115,679,956	$144,090,091
Undistributed net investment income	396,549	220,421	763,380	930,821
Accumulated net realized loss	(71,649)	(358,183)	(1,755,871)	(281,601)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,349,910	4,538,546	(4,847,625)	(2,649,540)

NET ASSETS	$425,067,157	$75,223,369	$109,839,840	$142,089,771

Shares outstanding[b]	4,000,000	700,000	1,100,000	1,400,000

Net asset value per share	$106.27	$107.46	$99.85	$101.49

[a]	Cost of foreign currencies: $ –, $ –, $513,938 and $986,760, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund	iShares Barclays 7-10 Year Treasury Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,192,326	$51,207,136	$14,103,618	$53,079,204
Interest from affiliated issuers (Note 2)	29,171	14,608	3,341	6,108
Securities lending income from affiliated issuers (Note 2)	175	2,251	138,482	159,090

Total investment income	4,221,672	51,223,995	14,245,441	53,244,402

EXPENSES
Investment advisory fees (Note 2)	2,861,261	6,299,159	873,457	2,351,793

Total expenses	2,861,261	6,299,159	873,457	2,351,793

Net investment income	1,360,411	44,924,836	13,371,984	50,892,609

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(9,831)	1,033,705	(99,895)	30,515,151
In-kind redemptions	549,028	30,162,560	9,494,702	38,252,801

Net realized gain	539,197	31,196,265	9,394,807	68,767,952

Net change in unrealized appreciation (depreciation)	637,930	35,462,373	52,123,192	224,371,811

Net realized and unrealized gain	1,177,127	66,658,638	61,517,999	293,139,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,537,538	$111,583,474	$74,889,983	$344,032,372

See notes to financial statements.

100	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$5,465,455	$57,016,918	$4,546,298	$37,412,684
Interest from affiliated issuers (Note 2)	641	4,691	2,818	5,455
Securities lending income from affiliated issuers (Note 2)	7,809	126,503	–	–

Total investment income	5,473,905	57,148,112	4,549,116	37,418,139

EXPENSES
Investment advisory fees (Note 2)	212,798	2,080,576	274,236	2,391,326

Total expenses	212,798	2,080,576	274,236	2,391,326

Net investment income	5,261,107	55,067,536	4,274,880	35,026,813

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	58,038	(33,786,127)	201,811	296,656
In-kind redemptions	1,773,134	159,079,855	–	–

Net realized gain	1,831,172	125,293,728	201,811	296,656

Net change in unrealized appreciation (depreciation)	34,544,251	375,625,448	9,416,444	69,267,534

Net realized and unrealized gain	36,375,423	500,919,176	9,618,255	69,564,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,636,530	$555,986,712	$13,893,135	$104,591,003

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares S&P Short Term National AMT-Free Municipal Bond Fund	iShares S&P New York AMT-Free Municipal Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$2,836,569	$1,335,443	$848,357	$1,831,652
Interest from affiliated issuers (Note 2)	3,505	472	100	389

Total investment income	2,840,074	1,335,915	848,457	1,832,041

EXPENSES
Investment advisory fees (Note 2)	470,052	87,273	199,238	228,787

Total expenses	470,052	87,273	199,238	228,787

Net investment income	2,370,022	1,248,642	649,219	1,603,254

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(58,982)	22,110	(96,760)	223,754
In-kind redemptions	–	–	(1,216,234)	–
Foreign currency transactions	–	–	(247,753)	(217,213)

Net realized gain (loss)	(58,982)	22,110	(1,560,747)	6,541

Net change in unrealized appreciation (depreciation) on:
Investments	3,785,900	2,073,423	(1,971,064)	56,450
Translation of assets and liabilities in foreign currencies	–	–	26,093	(102,383)

Net change in unrealized appreciation (depreciation)	3,785,900	2,073,423	(1,944,971)	(45,933)

Net realized and unrealized gain (loss)	3,726,918	2,095,533	(3,505,718)	(39,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,096,940	$3,344,175	$(2,856,499)	$1,563,862

See notes to financial statements.

102	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,360,411	$4,567,375	$44,924,836	$109,327,946
Net realized gain	539,197	1,412,875	31,196,265	111,708,354
Net change in unrealized appreciation (depreciation)	637,930	(823,492)	35,462,373	(80,064,356)

Net increase in net assets resulting from operations	2,537,538	5,156,758	111,583,474	140,971,944

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,227,646)	(5,614,335)	(44,414,046)	(118,227,063)
From net realized gain	–	(75,151)	–	(54,219,500)

Total distributions to shareholders	(1,227,646)	(5,689,486)	(44,414,046)	(172,446,563)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,765,736,464	1,201,448,995	3,311,768,404	4,950,171,390
Cost of shares redeemed	(991,949,515)	(815,582,312)	(3,009,944,700)	(3,893,972,957)

Net increase in net assets from capital share transactions	1,773,786,949	385,866,683	301,823,704	1,056,198,433

INCREASE IN NET ASSETS	1,775,096,841	385,333,955	368,993,132	1,024,723,814

NET ASSETS
Beginning of period	1,928,140,002	1,542,806,047	8,348,484,406	7,323,760,592

End of period	$3,703,236,843	$1,928,140,002	$8,717,477,538	$8,348,484,406

Undistributed net investment income included in net assets at end of period	$330,180	$197,415	$7,068,957	$6,558,167

SHARES ISSUED AND REDEEMED
Shares sold	25,100,000	10,900,000	39,500,000	59,100,000
Shares redeemed	(9,000,000)	(7,400,000)	(35,900,000)	(46,500,000)

Net increase in shares outstanding	16,100,000	3,500,000	3,600,000	12,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,371,984	$20,138,402	$50,892,609	$88,452,768
Net realized gain	9,394,807	10,943,379	68,767,952	37,160,502
Net change in unrealized appreciation (depreciation)	52,123,192	(14,013,517)	224,371,811	(102,196,031)

Net increase in net assets resulting from operations	74,889,983	17,068,264	344,032,372	23,417,239

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,655,989)	(20,273,160)	(49,533,840)	(88,324,692)
From net realized gain	–	(6,315,239)	–	(14,506,096)

Total distributions to shareholders	(12,655,989)	(26,588,399)	(49,533,840)	(102,830,788)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	981,231,035	396,313,949	1,391,502,870	1,996,734,347
Cost of shares redeemed	(232,878,055)	(324,101,844)	(641,828,702)	(1,812,164,665)

Net increase in net assets from capital share transactions	748,352,980	72,212,105	749,674,168	184,569,682

INCREASE IN NET ASSETS	810,586,974	62,691,970	1,044,172,700	105,156,133

NET ASSETS
Beginning of period	910,092,495	847,400,525	2,717,302,651	2,612,146,518

End of period	$1,720,679,469	$910,092,495	$3,761,475,351	$2,717,302,651

Undistributed net investment income included in net assets at end of period	$2,378,611	$1,662,616	$9,371,586	$8,012,817

SHARES ISSUED AND REDEEMED
Shares sold	8,500,000	3,500,000	14,800,000	21,700,000
Shares redeemed	(2,000,000)	(2,900,000)	(6,800,000)	(19,700,000)

Net increase in shares outstanding	6,500,000	600,000	8,000,000	2,000,000

See notes to financial statements.

104	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,261,107	$8,434,513	$55,067,536	$83,656,176
Net realized gain (loss)	1,831,172	3,107,656	125,293,728	(137,722,459)
Net change in unrealized appreciation (depreciation)	34,544,251	(6,354,974)	375,625,448	(33,542,727)

Net increase (decrease) in net assets resulting from operations	41,636,530	5,187,195	555,986,712	(87,609,010)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,061,270)	(8,195,105)	(52,696,253)	(80,807,679)

Total distributions to shareholders	(5,061,270)	(8,195,105)	(52,696,253)	(80,807,679)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,159,014	251,663,826	3,114,492,078	5,528,482,482
Cost of shares redeemed	(34,573,192)	(153,331,830)	(2,806,711,795)	(4,560,338,014)

Net increase in net assets from capital share transactions	58,585,822	98,331,996	307,780,283	968,144,468

INCREASE IN NET ASSETS	95,161,082	95,324,086	811,070,742	799,727,779

NET ASSETS
Beginning of period	262,849,962	167,525,876	2,383,877,425	1,584,149,646

End of period	$358,011,044	$262,849,962	$3,194,948,167	$2,383,877,425

Undistributed net investment income included in net assets at end of period	$913,491	$713,654	$10,247,154	$7,875,871

SHARES ISSUED AND REDEEMED
Shares sold	800,000	2,300,000	32,000,000	58,400,000
Shares redeemed	(300,000)	(1,400,000)	(28,400,000)	(48,100,000)

Net increase in shares outstanding	500,000	900,000	3,600,000	10,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P California AMT-Free Municipal Bond Fund		iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,274,880	$6,608,454	$35,026,813	$52,068,739
Net realized gain (loss)	201,811	194,596	296,656	(641,676)
Net change in unrealized appreciation (depreciation)	9,416,444	5,277,466	69,267,534	56,618,945

Net increase in net assets resulting from operations	13,893,135	12,080,516	104,591,003	108,046,008

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,244,564)	(6,357,620)	(34,252,881)	(49,855,102)

Total distributions to shareholders	(4,244,564)	(6,357,620)	(34,252,881)	(49,855,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,236,684	62,728,766	396,680,411	618,380,850

Net increase in net assets from capital share transactions	32,236,684	62,728,766	396,680,411	618,380,850

INCREASE IN NET ASSETS	41,885,255	68,451,662	467,018,533	676,571,756

NET ASSETS
Beginning of period	201,234,730	132,783,068	1,698,152,641	1,021,580,885

End of period	$243,119,985	$201,234,730	$2,165,171,174	$1,698,152,641

Undistributed net investment income included in net assets at end of period	$742,331	$712,015	$6,257,281	$5,483,349

SHARES ISSUED
Shares sold	300,000	600,000	3,800,000	6,100,000

Net increase in shares outstanding	300,000	600,000	3,800,000	6,100,000

See notes to financial statements.

106	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Short Term National AMT-Free Municipal Bond Fund		iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,370,022	$2,195,296	$1,248,642	$2,018,543
Net realized gain (loss)	(58,982)	(9,181)	22,110	9,333
Net change in unrealized appreciation (depreciation)	3,785,900	3,253,537	2,073,423	2,402,379

Net increase in net assets resulting from operations	6,096,940	5,439,652	3,344,175	4,430,255

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,356,653)	(1,862,439)	(1,241,345)	(1,938,302)

Total distributions to shareholders	(2,356,653)	(1,862,439)	(1,241,345)	(1,938,302)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	120,923,704	255,600,874	5,276,359	25,441,551

Net increase in net assets from capital share transactions	120,923,704	255,600,874	5,276,359	25,441,551

INCREASE IN NET ASSETS	124,663,991	259,178,087	7,379,189	27,933,504

NET ASSETS
Beginning of period	300,403,166	41,225,079	67,844,180	39,910,676

End of period	$425,067,157	$300,403,166	$75,223,369	$67,844,180

Undistributed net investment income included in net assets at end of period	$396,549	$383,180	$220,421	$213,124

SHARES ISSUED
Shares sold	1,150,000	2,450,000	50,000	250,000

Net increase in shares outstanding	1,150,000	2,450,000	50,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund		iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$649,219	$598,311	$1,603,254	$1,340,050
Net realized gain (loss)	(1,560,747)	419,338	6,541	(218,079)
Net change in unrealized appreciation (depreciation)	(1,944,971)	(2,680,638)	(45,933)	(2,376,949)

Net increase (decrease) in net assets resulting from operations	(2,856,499)	(1,662,989)	1,563,862	(1,254,978)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(385,667)	(625,005)	(1,317,213)	(1,355,390)

Total distributions to shareholders	(385,667)	(625,005)	(1,317,213)	(1,355,390)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	115,658,600	19,741,892	125,614,292
Cost of shares redeemed	(9,526,289)	–	–	(10,036,296)

Net increase (decrease) in net assets from capital share transactions	(9,526,289)	115,658,600	19,741,892	115,577,996

INCREASE (DECREASE) IN NET ASSETS	(12,768,455)	113,370,606	19,988,541	112,967,628

NET ASSETS
Beginning of period	122,608,295	9,237,689	122,101,230	9,133,602

End of period	$109,839,840	$122,608,295	$142,089,771	$122,101,230

Undistributed net investment income included in net assets at end of period	$763,380	$499,828	$930,821	$644,780

SHARES ISSUED AND REDEEMED
Shares sold	–	1,100,000	200,000	1,200,000
Shares redeemed	(100,000)	–	–	(100,000)

Net increase (decrease) in shares outstanding	(100,000)	1,100,000	200,000	1,100,000

See notes to financial statements.

108	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$110.18	$110.20	$110.25	$109.03	$108.57

Income from investment operations:
Net investment income[b]	0.04	0.28	1.82	4.67	0.74
Net realized and unrealized gain[c]	0.04	0.05	0.16	0.96	0.03

Total from investment operations	0.08	0.33	1.98	5.63	0.77

Less distributions from:
Net investment income	(0.04)	(0.35)	(2.02)	(4.39)	(0.31)
Net realized gain	–	(0.00)[d,e]	(0.01)[d]	(0.02)[d]	–

Total distributions	(0.04)	(0.35)	(2.03)	(4.41)	(0.31)

Net asset value, end of period	$110.22	$110.18	$110.20	$110.25	$109.03

Total return	0.10%[f]	0.27%	1.81%	5.29%	0.72%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,703,237	$1,928,140	$1,542,806	$749,727	$65,417
Ratio of expenses to average net assets[g]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[g]	0.07%	0.25%	1.65%	4.26%	4.60%
Portfolio turnover rate[h]	99%	185%	219%	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006
Net asset value, beginning of period	$83.65	$83.99	$84.13	$80.38	$80.08	$80.99

Income from investment operations:
Net investment income	0.45 [a]	1.24 [a]	2.54 [a]	3.60 [a]	3.42 [a]	2.66
Net realized and unrealized gain (loss)[b]	0.66	0.36	0.12	3.58	0.24	(1.05)

Total from investment operations	1.11	1.60	2.66	7.18	3.66	1.61

Less distributions from:
Net investment income	(0.45)	(1.34)	(2.80)	(3.43)	(3.36)	(2.52)
Net realized gain	–	(0.60)[c]	–	–	–	–

Total distributions	(0.45)	(1.94)	(2.80)	(3.43)	(3.36)	(2.52)

Net asset value, end of period	$84.31	$83.65	$83.99	$84.13	$80.38	$80.08

Total return	1.32%[d]	1.94%	3.22%	9.20%	4.69%	2.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,717,478	$8,348,484	$7,323,761	$9,901,733	$5,538,391	$3,771,679
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.07%	1.48%	3.05%	4.43%	4.28%	3.36%
Portfolio turnover rate[f]	27%	62%	37%	76%	64%	83%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	A portion of this distributions represent short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$112.36	$112.99	$109.90	$101.03	$100.11

Income from investment operations:
Net investment income[b]	1.32	2.60	3.29	4.21	0.62
Net realized and unrealized gain[c]	5.47	0.19	3.02	8.95	0.55

Total from investment operations	6.79	2.79	6.31	13.16	1.17

Less distributions from:
Net investment income	(1.30)	(2.61)	(3.22)	(4.29)	(0.25)
Net realized gain	–	(0.81)[d]	–	–	–

Total distributions	(1.30)	(3.42)	(3.22)	(4.29)	(0.25)

Net asset value, end of period	$117.85	$112.36	$112.99	$109.90	$101.03

Total return	6.13%[e]	2.52%	5.84%	13.46%	1.17%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,720,679	$910,092	$847,401	$450,588	$20,206
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	2.30%	2.33%	2.98%	4.04%	4.19%
Portfolio turnover rate[g]	20%	89%	55%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	A portion of this distributions represent short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006
Net asset value, beginning of period	$90.88	$93.63	$90.66	$83.49	$82.91	$84.30

Income from investment operations:
Net investment income	1.53 [a]	3.09 [a]	3.57 [a]	3.82 [a]	3.69 [a]	3.29
Net realized and unrealized gain (loss)[b]	8.37	(2.30)	3.04	7.06	0.43	(1.43)

Total from investment operations	9.90	0.79	6.61	10.88	4.12	1.86

Less distributions from:
Net investment income	(1.53)	(3.03)	(3.64)	(3.71)	(3.54)	(3.25)
Net realized gain	–	(0.51)	–	–	–	–

Total distributions	(1.53)	(3.54)	(3.64)	(3.71)	(3.54)	(3.25)

Net asset value, end of period	$99.25	$90.88	$93.63	$90.66	$83.49	$82.91

Total return	11.08%[c]	0.87%	7.46%	13.51%	5.14%	2.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,761,475	$2,717,303	$2,612,147	$2,728,892	$1,911,850	$1,177,379
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.25%	3.37%	3.93%	4.53%	4.50%	4.02%
Portfolio turnover rate[e]	37%	157%	38%	40%	45%	94%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$109.52	$111.68	$108.18	$101.92	$100.77

Income from investment operations:
Net investment income[b]	2.12	4.21	4.56	4.68	0.63
Net realized and unrealized gain (loss)[c]	13.85	(2.25)	3.33	6.29	0.78

Total from investment operations	15.97	1.96	7.89	10.97	1.41

Less distributions from:
Net investment income	(2.04)	(4.12)	(4.39)	(4.71)	(0.26)

Total distributions	(2.04)	(4.12)	(4.39)	(4.71)	(0.26)

Net asset value, end of period	$123.45	$109.52	$111.68	$108.18	$101.92

Total return	14.82%[d]	1.76%	7.48%	11.19%	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$358,011	$262,850	$167,526	$119,003	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	3.71%	3.83%	4.17%	4.53%	4.29%
Portfolio turnover rate[f]	6%	55%	22%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006
Net asset value, beginning of period	$92.04	$101.55	$94.33	$90.22	$91.41	$90.12

Income from investment operations:
Net investment income	1.93 [a]	3.69 [a]	4.08 [a]	4.17 [a]	4.10 [a]	4.12
Net realized and unrealized gain (loss)[b]	16.23	(9.52)	7.27	4.10	(1.26)	1.32

Total from investment operations	18.16	(5.83)	11.35	8.27	2.84	5.44

Less distributions from:
Net investment income	(1.90)	(3.68)	(4.13)	(4.16)	(4.03)	(4.15)

Total distributions	(1.90)	(3.68)	(4.13)	(4.16)	(4.03)	(4.15)

Net asset value, end of period	$108.30	$92.04	$101.55	$94.33	$90.22	$91.41

Total return	20.07%[c]	(5.85)%	12.30%	9.54%	3.37%	6.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,194,948	$2,383,877	$1,584,150	$1,707,364	$1,389,320	$868,402
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.97%	3.90%	4.18%	4.69%	4.70%	4.42%
Portfolio turnover rate[e]	28%	65%	41%	26%	25%	25%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$105.91	$102.14	$99.40	$103.40

Income from investment operations:
Net investment income[b]	2.10	4.11	3.83	1.53
Net realized and unrealized gain (loss)[c]	4.61	3.66	2.48	(4.36)

Total from investment operations	6.71	7.77	6.31	(2.83)

Less distributions from:
Net investment income	(2.11)	(4.00)	(3.57)	(1.17)

Total distributions	(2.11)	(4.00)	(3.57)	(1.17)

Net asset value, end of period	$110.51	$105.91	$102.14	$99.40

Total return	6.47%[d]	7.74%	6.43%	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$243,120	$201,235	$132,783	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.90%	3.96%	3.79%	3.63%
Portfolio turnover rate[f]	5%	16%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$103.55	$99.18	$96.48	$100.30

Income from investment operations:
Net investment income[b]	1.92	3.82	3.77	1.74
Net realized and unrealized gain (loss)[c]	3.63	4.27	2.45	(4.08)

Total from investment operations	5.55	8.09	6.22	(2.34)

Less distributions from:
Net investment income	(1.91)	(3.72)	(3.52)	(1.48)

Total distributions	(1.91)	(3.72)	(3.52)	(1.48)

Net asset value, end of period	$107.19	$103.55	$99.18	$96.48

Total return	5.51%[d]	8.27%	6.53%	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,165,171	$1,698,153	$1,021,581	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.26%	0.30%
Ratio of net investment income to average net assets[e]	3.75%	3.75%	3.84%	3.62%
Portfolio turnover rate[f]	4%	8%	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Short Term National AMT-Free Municipal Bond Fund

	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$105.40	$103.06	$100.50

Income from investment operations:
Net investment income[b]	0.67	1.50	0.75
Net realized and unrealized gain[c]	0.89	2.30	2.31

Total from investment operations	1.56	3.80	3.06

Less distributions from:
Net investment income	(0.69)	(1.46)	(0.50)

Total distributions	(0.69)	(1.46)	(0.50)

Net asset value, end of period	$106.27	$105.40	$103.06

Total return	1.53%[d]	3.72%	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$425,067	$300,403	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.26%	1.44%	2.32%
Portfolio turnover rate[f]	10%	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$104.38	$99.78	$98.09	$101.51

Income from investment operations:
Net investment income[b]	1.89	3.82	3.91	1.56
Net realized and unrealized gain (loss)[c]	3.08	4.55	1.54	(3.77)

Total from investment operations	4.97	8.37	5.45	(2.21)

Less distributions from:
Net investment income	(1.89)	(3.77)	(3.76)	(1.21)

Total distributions	(1.89)	(3.77)	(3.76)	(1.21)

Net asset value, end of period	$107.46	$104.38	$99.78	$98.09

Total return	4.89%[d]	8.52%	5.65%	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$75,223	$67,844	$39,911	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.58%	3.73%	3.95%	3.77%
Portfolio turnover rate[f]	4%	1%	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[a] to Feb. 28, 2009
Net asset value, beginning of period	$102.17	$92.38	$95.47

Income from investment operations:
Net investment income[b]	0.57	0.99	0.11
Net realized and unrealized gain (loss)[c]	(2.56)	10.09	(3.20)

Total from investment operations	(1.99)	11.08	(3.09)

Less distributions from:
Net investment income	(0.33)	(1.29)	–

Total distributions	(0.33)	(1.29)	–

Net asset value, end of period	$99.85	$102.17	$92.38

Total return	(1.94)%[d]	11.84%	(3.12)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,840	$122,608	$9,238
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.14%	0.94%	1.09%
Portfolio turnover rate[f]	55%	115%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P/Citigroup International Treasury Bond Fund

	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[a] to Feb. 28, 2009
Net asset value, beginning of period	$101.75	$91.34	$94.29

Income from investment operations:
Net investment income[b]	1.22	2.18	0.21
Net realized and unrealized gain (loss)[c]	(0.47)	10.42	(3.16)

Total from investment operations	0.75	12.60	(2.95)

Less distributions from:
Net investment income	(1.01)	(2.19)	–

Total distributions	(1.01)	(2.19)	–

Net asset value, end of period	$101.49	$101.75	$91.34

Total return	0.78%[d]	13.85%	(3.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$142,090	$122,101	$9,134
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.45%	2.10%	2.13%
Portfolio turnover rate[f]	18%	108%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund and iShares Barclays 20+ Year Treasury Bond Fund, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt

122	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of August 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays Short Treasury
U.S. Government Obligations	$–	$3,679,917,131	$–	$3,679,917,131
Short-Term Investments	224,856,322	–	–	224,856,322

	$224,856,322	$3,679,917,131	$–	$3,904,773,453

Barclays 1-3 Year Treasury
U.S. Government Obligations	$–	$8,657,165,784	$–	$8,657,165,784
Short-Term Investments	39,276,802	–	–	39,276,802

	$39,276,802	$8,657,165,784	$–	$8,696,442,586

Barclays 3-7 Year Treasury
U.S. Government Obligations	$–	$1,705,767,480	$–	$1,705,767,480
Short-Term Investments	460,075,451	–	–	460,075,451

	$460,075,451	$1,705,767,480	$–	$2,165,842,931

Barclays 7-10 Year Treasury
U.S. Government Obligations	$–	$3,720,736,333	$–	$3,720,736,333
Short-Term Investments	1,153,128,451	–	–	1,153,128,451

	$1,153,128,451	$3,720,736,333	$–	$4,873,864,784

Barclays 10-20 Year Treasury
U.S. Government Obligations	$–	$354,415,816	$–	$354,415,816
Short-Term Investments	25,188,244	–	–	25,188,244

	$25,188,244	$354,415,816	$–	$379,604,060

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays 20+ Year Treasury
U.S. Government Obligations	$–	$3,163,037,665	$–	$3,163,037,665
Short-Term Investments	304,459,911	–	–	304,459,911

	$304,459,911	$3,163,037,665	$–	$3,467,497,576

S&P California AMT-Free Municipal
Municipal Bonds & Notes	$–	$241,592,386	$–	$241,592,386
Short-Term Investments	2,578,760	–	–	2,578,760

	$2,578,760	$241,592,386	$–	$244,171,146

S&P National AMT-Free Municipal
Municipal Bonds & Notes	$–	$2,133,747,080	$–	$2,133,747,080
Short-Term Investments	10,601,750	–	–	10,601,750

	$10,601,750	$2,133,747,080	$–	$2,144,348,830

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	$–	$422,266,826	$–	$422,266,826
Short-Term Investments	1,665,914	–	–	1,665,914

	$1,665,914	$422,266,826	$–	$423,932,740

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	$–	$74,154,961	$–	$74,154,961
Short-Term Investments	122,939	–	–	122,939

	$122,939	$74,154,961	$–	$74,277,900

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	$–	$105,667,444	$–	$105,667,444
Short-Term Investments	17,286	–	–	17,286

	$17,286	$105,667,444	$–	$105,684,730

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	$–	$134,316,765	$–	$134,316,765
Short-Term Investments	26,061	–	–	26,061

	$26,061	$134,316,765	$–	$134,342,826

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

124	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of August 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2010.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2010, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Barclays 10-20 Year
Treasury	$–	$–	$–	$–	$–	$169,147	$169,147
Barclays 20+ Year
Treasury	2,218,753	1,105,659	4,724,131	3,444,435	1,159,235	9,146,794	21,799,007
S&P California
AMT-Free Municipal	–	–	–	–	228,496	–	228,496
S&P National
AMT-Free Municipal	–	–	–	6,225	1,260,856	3,055,743	4,322,824
S&P Short Term National
AMT-Free Municipal	–	–	–	–	–	12,635	12,635
S&P New York
AMT-Free Municipal	–	–	–	60	149,960	229,563	379,583
S&P/Citigroup 1-3 Year
International Treasury	–	–	–	–	–	1,262	1,262
S&P/Citigroup
International Treasury	–	–	–	–	–	66,505	66,505

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Short Treasury	$3,903,873,503	$933,362	$(33,412)	$899,950
Barclays 1-3 Year Treasury	8,592,029,095	104,421,791	(8,300)	104,413,491
Barclays 3-7 Year Treasury	2,099,815,549	66,028,408	(1,026)	66,027,382
Barclays 7-10 Year Treasury	4,609,685,863	264,265,268	(86,347)	264,178,921
Barclays 10-20 Year Treasury	346,742,500	32,861,560	–	32,861,560
Barclays 20+ Year Treasury	3,285,486,901	182,049,739	(39,064)	182,010,675
S&P California AMT-Free Municipal	230,318,038	13,890,507	(37,399)	13,853,108
S&P National AMT-Free Municipal	2,015,888,298	128,949,999	(489,467)	128,460,532
S&P Short Term National AMT-Free Municipal	416,582,830	7,494,997	(145,087)	7,349,910
S&P New York AMT-Free Municipal	69,731,464	4,558,987	(12,551)	4,546,436
S&P/Citigroup 1-3 Year International Treasury	110,479,382	2,289,925	(7,084,577)	(4,794,652)
S&P/Citigroup International Treasury	136,873,212	5,114,143	(7,644,529)	(2,530,386)

126	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of August 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Short Treasury	0.15%
Barclays 1-3 Year Treasury	0.15
Barclays 3-7 Year Treasury	0.15
Barclays 7-10 Year Treasury	0.15
Barclays 10-20 Year Treasury	0.15
Barclays 20+ Year Treasury	0.15

iShares Bond Fund	Investment Advisory Fee
S&P California AMT-Free Municipal	0.25%
S&P National AMT-Free Municipal	0.25
S&P Short Term National AMT-Free Municipal	0.25
S&P New York AMT-Free Municipal	0.25
S&P/Citigroup 1-3 Year International Treasury	0.35
S&P/Citigroup International Treasury	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees

Barclays Short Treasury	$68
Barclays 1-3 Year Treasury	373
Barclays 3-7 Year Treasury	53,438
Barclays 7-10 Year Treasury	67,976
Barclays 10-20 Year Treasury	1,661
Barclays 20+ Year Treasury	32,288

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2010 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Short Treasury	$3,443,956,962	$3,417,157,701	$–	$–
Barclays 1-3 Year Treasury	3,668,213,743	2,287,703,855	–	–
Barclays 3-7 Year Treasury	436,914,857	236,040,873	–	–
Barclays 7-10 Year Treasury	1,162,236,373	1,181,167,938	–	–
Barclays 10-20 Year Treasury	31,928,421	17,817,299	–	–
Barclays 20+ Year Treasury	760,619,545	743,892,103	–	–
S&P California AMT-Free Municipal	–	–	28,685,244	11,666,438
S&P National AMT-Free Municipal	–	–	107,705,463	69,993,447
S&P Short Term National AMT-Free Municipal	–	–	58,162,228	34,795,865
S&P New York AMT-Free Municipal	–	–	4,176,104	2,900,910
S&P/Citigroup 1-3 Year International Treasury	–	–	63,136,122	60,193,239
S&P/Citigroup International Treasury	–	–	22,736,342	22,249,838

In-kind transactions (see Note 4) for the six months ended August 31, 2010 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$2,719,013,716	$926,980,453
Barclays 1-3 Year Treasury	1,914,751,505	2,946,947,329
Barclays 3-7 Year Treasury	762,214,625	218,571,006
Barclays 7-10 Year Treasury	1,372,466,413	629,962,743
Barclays 10-20 Year Treasury	79,492,723	34,281,505
Barclays 20+ Year Treasury	3,052,372,734	2,764,550,974
S&P California AMT-Free Municipal	20,095,340	–
S&P National AMT-Free Municipal	359,005,510	–
S&P Short Term National AMT-Free Municipal	111,218,188	–
S&P New York AMT-Free Municipal	5,209,644	–
S&P/Citigroup 1-3 Year International Treasury	–	9,107,203
S&P/Citigroup International Treasury	19,178,191	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

128	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	129

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays 1-3 Year Treasury	$0.44537	$–	$0.00105	$0.44642	100%	–%	0%[a]	100%
Barclays 3-7 Year Treasury	1.27814	–	0.01849	1.29663	99	–	1	100
Barclays 10-20 Year Treasury	2.01342	–	0.02846	2.04188	99	–	1	100
Barclays 20+ Year Treasury	1.89329	–	0.00787	1.90116	100	–	0[a]	100
S&P California AMT-Free Municipal	2.08267	–	0.02250	2.10517	99	–	1	100
S&P National AMT-Free Municipal	1.88343	–	0.02648	1.90991	99	–	1	100
S&P Short Term National AMT-Free Municipal	0.67910	–	0.00963	0.68873	99	–	1	100
S&P New York AMT-Free Municipal	1.85819	–	0.02749	1.88568	99	–	1	100

[a]	Rounds to less than 1%.

130	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	131

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

132	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	133

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

134	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. Neither of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-21-0810

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Barclays 1-3 Year Credit Bond Fund  I  CSJ  I  NYSE Arca

iShares Barclays Intermediate Credit Bond Fund  I  CIU  I  NYSE Arca

iShares Barclays Credit Bond Fund  I  CFT  I  NYSE Arca

iShares Barclays Intermediate Government/Credit Bond Fund  I   GVI  I  NYSE Arca

iShares Barclays Government/Credit Bond Fund   I   GBF  I  NYSE Arca

iShares Barclays MBS Bond Fund  I  MBB  I  NYSE Arca

iShares Barclays Agency Bond Fund  I   AGZ  I  NYSE Arca

iShares Barclays Aggregate Bond Fund  I  AGG  I  NYSE Arca

iShares JPMorgan USD Emerging Markets Bond Fund  I  EMB  I  NYSE Arca

iShares 10+ Year Credit Bond Fund  I  CLY  I  NYSE Arca

iShares 10+ Year Government/Credit Bond Fund  I  GLJ  I  NYSE Arca

Fund Performance Overviews

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance as of August 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	5.12%	3.93%	5.61%	5.19%	5.32%	5.71%	20.31%	20.88%	22.51%
Barclays Intermediate Credit	11.01%	10.02%	11.35%	6.80%	6.93%	7.06%	27.18%	27.77%	28.29%
Barclays Credit	12.52%	11.80%	12.87%	6.99%	7.16%	7.27%	27.99%	28.75%	29.21%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 2.06%, while the total return for the Index was 2.26%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
Financial	43.29%

Multi-National	11.58

Consumer Non-Cyclical	9.66

Communications	7.08

Foreign Government Obligations	6.64

Industrial	4.20

Energy	4.09

Utilities	3.90

Technology	2.86

Consumer Cyclical	2.49

Basic Materials	2.33

Municipal Debt Obligations	0.25

Diversified	0.04

Short-Term and Other Net Assets	1.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
KfW, 1.88%, 01/14/13	0.98%

Citigroup Inc., 6.50%, 08/19/13	0.98

European Investment Bank, 1.63%, 03/15/13	0.95

International Bank for Reconstruction and
Development, 2.00%, 04/02/12	0.93

General Electric Co., 5.00%, 02/01/13	0.91

International Bank for Reconstruction and
Development, 1.75%, 07/15/13	0.87

Pfizer Inc., 4.45%, 03/15/12	0.83

General Electric Capital Corp., 5.00%, 11/15/11	0.70

Credit Suisse New York, 5.00%, 05/15/13	0.69

Merrill Lynch & Co. Inc., 5.45%, 02/05/13	0.66

TOTAL	8.50%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 5.91%, while the total return for the Index was 5.99%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
Financial	38.16%

Consumer Non-Cyclical	11.31

Communications	8.67

Energy	7.07

Multi-National	6.62

Foreign Government Obligations	6.37

Industrial	5.54

Utilities	5.08

Basic Materials	3.84

Consumer Cyclical	2.92

Technology	2.61

Municipal Debt Obligations	0.32

Short-Term and Other Net Assets	1.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	0.76%

Citigroup Inc., 5.50%, 04/11/13	0.53

Italy (Republic of), 4.50%, 01/21/15	0.50

KfW, 1.88%, 01/14/13	0.43

International Bank for Reconstruction and
Development, 2.38%, 05/26/15	0.42

General Electric Capital Corp., 5.00%, 01/08/16	0.37

General Electric Capital Corp., 5.25%, 10/19/12	0.35

KfW, 3.50%, 03/10/14	0.34

JPMorgan Chase & Co., 5.15%, 10/01/15	0.34

European Investment Bank Series E,
4.25%, 07/15/13	0.33

TOTAL	4.37%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 7.78%, while the total return for the Index was 7.70%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
Financial	32.49%

Consumer Non-Cyclical	11.17

Communications	10.57

Energy	8.30

Foreign Government Obligations	7.25

Utilities	6.17

Multi-National	5.30

Industrial	5.28

Basic Materials	3.71

Consumer Cyclical	3.06

Municipal Debt Obligations	2.42

Technology	2.38

Short-Term and Other Net Assets	1.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
European Investment Bank Series E,
2.00%, 02/10/12	0.78%

European Investment Bank, 5.13%, 05/30/17	0.61

General Electric Capital Corp., 5.65%, 06/09/14	0.43

KfW, 2.00%, 01/17/12	0.39

General Electric Capital Corp., 5.63%, 09/15/17	0.37

European Investment Bank, 2.75%, 03/23/15	0.35

Morgan Stanley, 4.75%, 04/01/14	0.34

Goldman Sachs Group Inc. (The),
5.35%, 01/15/16	0.34

KfW, 4.00%, 01/27/20	0.32

Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co., 6.40%, 10/02/17	0.32

TOTAL	4.25%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overviews

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance as of August 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	7.79%	7.40%	8.18%	6.60%	6.63%	6.68%	26.30%	26.46%	26.63%
Barclays Government/Credit	9.20%	8.85%	9.68%	7.01%	7.08%	7.04%	28.12%	28.41%	28.23%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related, and investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 4.87%, while the total return for the Index was 5.01%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	51.42%

Financial	13.99

U.S. Government Agency Obligations	11.88

Consumer Non-Cyclical	3.68

Communications	3.02

Foreign Government Obligations	2.64

Multi-National	2.15

Energy	2.12

Utilities	2.02

Industrial	1.79

Basic Materials	1.31

Consumer Cyclical	1.11

Technology	0.78

Municipal Debt Obligations	0.10

Short-Term and Other Net Assets	1.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	10.81%

U.S. Treasury Notes, 4.88%, 08/15/16	6.98

U.S. Treasury Notes, 1.88%, 06/15/12	4.58

U.S. Treasury Notes, 1.00%, 12/31/11	3.59

U.S. Treasury Notes, 4.88%, 07/31/11	3.39

U.S. Treasury Notes, 3.38%, 11/15/19	2.95

U.S. Treasury Notes, 3.63%, 08/15/19	2.77

Federal National Mortgage Association,
1.25%, 06/22/12	2.30

Federal Home Loan Mortgage Corp.,
4.50%, 01/15/13	1.94

U.S. Treasury Notes, 1.13%, 12/15/12	1.81

TOTAL	41.12%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related, and investment grade credit securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 6.58%, while the total return for the Index was 6.63%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	51.78%

Financial	13.67

U.S. Government Agency Obligations	8.39

Consumer Non-Cyclical	4.70

Communications	3.80

Foreign Government Obligations	2.98

Utilities	2.64

Energy	2.62

Industrial	2.24

Consumer Cyclical	1.59

Basic Materials	1.34

Multi-National	1.14

Technology	0.93

Municipal Debt Obligations	0.71

Short-Term and Other Net Assets	1.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	7.71%

U.S. Treasury Notes, 4.63%, 11/15/16	6.43

U.S. Treasury Notes, 1.38%, 09/15/12	6.19

U.S. Treasury Notes, 3.63%, 08/15/19	6.06

U.S. Treasury Notes, 1.38%, 04/15/12	5.97

U.S. Treasury Notes, 4.63%, 12/31/11	5.45

U.S. Treasury Bonds, 7.63%, 02/15/25	3.07

U.S. Treasury Bonds, 4.50%, 08/15/39	2.78

Bank of America Corp. Series L (FDIC
Guaranteed), 3.13%, 06/15/12	2.35

U.S. Treasury Notes, 2.50%, 04/30/15	2.03

TOTAL	48.04%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BARCLAYS MBS BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.29%	7.30%	6.97%	6.66%	6.68%	7.19%	25.08%	25.18%	27.22%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.
The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 4.03%, while the total return for the Index was 3.95%.

PORTFOLIO ALLOCATION As of 8/31/10
Issuer/Investment Type	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	33.24%

Federal National Mortgage Association	51.72

Government National Mortgage Association	14.85

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp.,
5.00%, 09/01/40	6.81%

Federal National Mortgage Association,
5.50%, 09/01/40	6.79

Federal National Mortgage Association,
6.00%, 09/01/40	6.31

Federal National Mortgage Association,
4.50%, 09/01/40	6.17

Federal Home Loan Mortgage Corp.,
5.50%, 09/01/40	5.98

Federal National Mortgage Association,
5.00%, 09/01/40	5.47

Federal National Mortgage Association,
6.50%, 09/01/40	5.08

Government National Mortgage Association,
5.00%, 09/01/39	5.00

Federal Home Loan Mortgage Corp.,
4.50%, 09/01/40	4.99

Federal Home Loan Mortgage Corp.,
4.50%, 09/01/25	4.69

TOTAL	57.29%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.35%	5.17%	5.82%	6.88%	6.88%	6.88%	12.89%	12.88%	12.87%

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment-grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 3.45%, while the total return for the Index was 3.64%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Agency Obligations	85.43%

Corporate Bonds	13.87

Short-Term and Other Net Assets	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Bank of America Corp. Series L (FDIC
Guaranteed), 3.13%, 06/15/12	11.28%

Federal Home Loan Bank, 3.63%, 10/18/13	6.17

Federal Home Loan Mortgage Corp.,
4.50%, 07/15/13	5.36

Federal Home Loan Bank, 4.00%, 09/06/13	5.34

Federal Home Loan Mortgage Corp.,
1.75%, 06/15/12	5.19

Federal National Mortgage Association,
3.63%, 08/15/11	4.80

Federal National Mortgage Association,
1.13%, 07/30/12	4.25

Federal Home Loan Bank, 5.00%, 11/17/17	4.22

Federal Home Loan Mortgage Corp.,
4.38%, 07/17/15	3.68

Federal Home Loan Mortgage Corp.,
4.75%, 03/05/12	3.58

TOTAL	53.87%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns

Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.00%	8.72%	9.18%	5.75%	5.73%	5.96%	5.34%	5.38%	5.58%

Cumulative Total Returns

Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.00%	8.72%	9.18%	32.24%	32.15%	33.56%	43.57%	43.86%	45.71%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 5.82%, while the total return for the Index was 5.81%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	36.46%

U.S. Government Obligations	32.05

Financial	8.41

U.S. Government Agency Obligations	7.19

Consumer Non-Cyclical	2.74

Communications	2.50

Utilities	1.70

Energy	1.53

Foreign Government Obligations	1.46

Multi-National	1.20

Industrial	1.02

Consumer Cyclical	0.98

Basic Materials	0.74

Technology	0.57

Municipal Debt Obligations	0.45

Short-Term and Other Net Assets	1.00

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	3.82%

Federal National Mortgage Association,
5.50%, 09/01/40	3.17

U.S. Treasury Notes, 1.38%, 04/15/12	2.78

U.S. Treasury Notes, 3.63%, 02/15/20	2.77

U.S. Treasury Bonds, 7.50%, 11/15/16	2.74

Federal Home Loan Mortgage Corp.,
5.00%, 09/01/40	2.36

Federal National Mortgage Association,
4.50%, 09/01/40	2.25

U.S. Treasury Notes, 5.00%, 08/15/11	2.22

Federal Home Loan Mortgage Corp.,
5.50%, 09/01/40	2.15

U.S. Treasury Bonds, 8.13%, 08/15/19	2.12

TOTAL	26.38%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.65%	18.17%	20.74%	9.23%	9.45%	9.96%	27.04%	27.73%	29.26%

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return of the Fund was 10.78%, while the total return of the Index was 11.06%.

BOND CREDIT QUALITY As of 08/31/10
Moody’s Credit Rating	Percentage of Total Investments*
U.S. Government	1.58%

Aa3	1.03

A1	2.83

A2	3.33

A3	3.04

Baa1	20.99

Baa2	4.50

Baa3	17.05

Ba1	5.74

Ba2	14.55

Ba3	10.00

B2	5.36

Not Rated	10.00

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	6.98%

Philippines (Republic of), 7.75%, 01/14/31	4.63

Turkey (Republic of), 7.25%, 03/15/15	4.04

Turkey (Republic of), 6.88%, 03/17/36	3.88

Lebanon (Republic of), 9.00%, 03/20/17	3.24

Brazil (Federative Republic of), 7.13%, 01/20/37	2.86

Petronas Capital Ltd. (Malaysia), 5.25%, 08/12/19	2.74

Indonesia (Republic of), 6.63%, 02/17/37	2.54

Indonesia (Republic of), 6.88%, 01/17/18	2.54

Venezuela (Republic of), 5.75%, 02/26/16	2.48

TOTAL	35.93%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10+ YEAR CREDIT BOND FUND

Performance as of August 31, 2010

Cumulative Total Returns

Inception to 8/31/10

NAV	MARKET	INDEX
13.39%	14.60%	15.27%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/8/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/9/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares 10+ Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and Yankee bond markets. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 12.63%, while the total return for the Index was 13.52%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
Financial	18.26%

Communications	14.30

Consumer Non-Cyclical	13.13

Utilities	12.12

Foreign Government Obligations	11.30

Energy	10.86

Industrial	6.38

Consumer Cyclical	4.78

Basic Materials	3.71

Technology	1.92

Multi-National	0.91

Diversified	0.30

Short-Term and Other Net Assets	2.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	2.50%

Brazil (Federative Republic of), 11.00%, 08/17/40	1.76

Verizon Communications Inc., 7.75%, 12/01/30	1.74

ConocoPhillips Holding Co., 6.95%, 04/15/29	1.54

General Electric Capital Corp., 6.75%, 03/15/32	1.54

Brazil (Federative Republic of), 10.13%, 05/15/27	1.46

Citigroup Inc., 6.88%, 03/05/38	1.43

United Mexican States, 7.50%, 04/08/33	1.38

HSBC Holdings PLC, 6.50%, 09/15/37	1.29

AT&T Inc., 6.30%, 01/15/38	1.26

TOTAL	15.90%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

Performance as of August 31, 2010

Cumulative Total Returns

Inception to 8/31/10

NAV	MARKET	INDEX
14.80%	15.51%	15.87%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/8/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/9/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares 10+ Year Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and government bond markets. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 14.65%, while the total return for the Index was 15.10%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	42.70%

Financial	8.56

Communications	7.31

Energy	6.01

Consumer Non-Cyclical	5.99

Foreign Government Obligations	5.49

Utilities	5.27

U.S. Government Agency Obligations	5.00

Municipal Debt Obligations	3.39

Industrial	3.18

Consumer Cyclical	2.27

Basic Materials	1.43

Multi-National	0.83

Technology	0.56

Short-Term and Other Net Assets	2.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Bonds, 6.25%, 05/15/30	7.44%

U.S. Treasury Bonds, 4.63%, 02/15/40	4.24

U.S. Treasury Bonds, 7.63%, 11/15/22	4.16

U.S. Treasury Bonds, 3.50%, 02/15/39	3.16

U.S. Treasury Bonds, 4.38%, 05/15/40	3.09

U.S. Treasury Bonds, 4.25%, 05/15/39	3.06

U.S. Treasury Bonds, 4.75%, 02/15/37	2.69

U.S. Treasury Bonds, 6.25%, 08/15/23	2.58

U.S. Treasury Bonds, 7.25%, 08/15/22	2.39

U.S. Treasury Bonds, 8.13%, 08/15/21	1.59

TOTAL	34.40%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/10)	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/10 to 8/31/10)
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,020.60	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Intermediate Credit
Actual	1,000.00	1,059.10	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Credit
Actual	1,000.00	1,077.80	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Intermediate Government/Credit
Actual	1,000.00	1,048.70	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/10)	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/10 to 8/31/10)
Barclays Government/Credit
Actual	$1,000.00	$1,065.80	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays MBS
Actual	1,000.00	1,040.30	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Barclays Agency
Actual	1,000.00	1,034.50	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Aggregate
Actual	1,000.00	1,058.20	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
JPMorgan USD Emerging Markets
Actual	1,000.00	1,107.80	0.60	3.19
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06
10+ Year Credit
Actual	1,000.00	1,126.30	0.20	1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
10+ Year Government/Credit
Actual	1,000.00	1,146.50	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.52%

AEROSPACE & DEFENSE – 0.68%
Boeing Co. (The)
1.88%, 11/20/12[a]	$5,700,000	$5,811,283
5.13%, 02/15/13[a]	14,250,000	15,597,212
General Dynamics Corp.
4.25%, 05/15/13	3,000,000	3,246,517
Goodrich Corp.
7.63%, 12/15/12	1,750,000	1,984,565
Lockheed Martin Corp.
4.12%, 03/14/13	7,000,000	7,499,072
Raytheon Co.
5.38%, 04/01/13	6,000,000	6,623,000
5.50%, 11/15/12	3,200,000	3,509,361
United Technologies Corp.
6.10%, 05/15/12[a]	4,250,000	4,597,927

		48,868,937

AGRICULTURE – 0.61%
Altria Group Inc.
8.50%, 11/10/13	1,000,000	1,186,092
Philip Morris
International Inc.
4.88%, 05/16/13	23,189,000	25,286,638
Reynolds American Inc.
7.25%, 06/01/12	6,280,000	6,733,172
7.25%, 06/01/13	5,000,000	5,513,989
UST Inc.
6.63%, 07/15/12	4,844,000	5,217,870

		43,937,761

AIRLINES – 0.04%
Southwest Airlines Co.
6.50%, 03/01/12	3,000,000	3,171,795

		3,171,795

AUTO MANUFACTURERS – 0.40%
DaimlerChrysler North
America Holding Corp.
5.75%, 09/08/11	10,700,000	11,204,856
7.30%, 01/15/12	14,500,000	15,641,107
PACCAR Inc.
6.38%, 02/15/12	1,800,000	1,930,374

		28,776,337

Security	Principal	Value
BANKS – 18.42%
American Express Bank FSB
5.50%, 04/16/13[a]	$16,000,000	$17,443,737
5.55%, 10/17/12	6,000,000	6,482,788
American Express
Centurion Bank
5.55%, 10/17/12[a]	6,500,000	7,015,916
Bank of America Corp.
4.75%, 08/15/13	700,000	742,422
4.88%, 09/15/12	6,000,000	6,295,752
4.88%, 01/15/13	9,000,000	9,519,885
4.90%, 05/01/13	45,000,000	47,701,147
5.38%, 09/11/12[a]	6,000,000	6,353,234
6.25%, 04/15/12[a]	11,250,000	11,891,595
Bank of Montreal
2.13%, 06/28/13	11,000,000	11,218,275
Bank of New York Mellon
Corp. (The)
4.50%, 04/01/13	5,000,000	5,391,098
4.95%, 11/01/12	26,358,000	28,445,670
5.13%, 11/01/11[a]	1,500,000	1,571,869
5.13%, 08/27/13	5,000,000	5,526,935
Bank of Nova Scotia
2.25%, 01/22/13	20,000,000	20,466,937
Bank One Corp.
5.25%, 01/30/13	7,500,000	8,061,221
5.90%, 11/15/11	6,200,000	6,518,169
Barclays Bank PLC
2.50%, 01/23/13	29,550,000	30,098,090
5.45%, 09/12/12	19,200,000	20,697,706
BB&T Corp.
3.85%, 07/27/12	10,100,000	10,527,953
4.75%, 10/01/12	4,250,000	4,524,688
BNP Paribas SA
2.13%, 12/21/12	12,000,000	12,160,128
Charter One Bank N.A.
6.38%, 05/15/12	2,750,000	2,868,772
Credit Suisse New York
3.45%, 07/02/12	11,750,000	12,134,475
5.00%, 05/15/13[a]	46,000,000	49,734,700

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Deutsche Bank AG London
2.38%, 01/11/13	$19,000,000	$19,314,963
4.88%, 05/20/13[a]	31,500,000	34,009,952
5.38%, 10/12/12	28,730,000	31,047,886
Export-Import Bank of Korea (The) 5.50%, 10/17/12	13,100,000	13,984,069
Fifth Third Bancorp
6.25%, 05/01/13	10,000,000	10,918,971
HSBC Holdings PLC
5.25%, 12/12/12	16,500,000	17,600,166
ICICI Bank Ltd.
6.63%, 10/03/12[a,b]	18,100,000	19,299,125
KeyBank N.A.
5.50%, 09/17/12	3,625,000	3,826,758
5.70%, 08/15/12	2,250,000	2,385,000
KeyCorp
6.50%, 05/14/13[a]	7,500,000	8,203,125
KfW
1.38%, 07/15/13	41,550,000	42,114,594
1.88%, 01/14/13	69,000,000	70,822,030
1.88%, 03/08/13	19,450,000	19,580,922
2.00%, 01/17/12[a]	45,544,000	46,456,893
2.25%, 04/16/12	36,600,000	37,589,089
3.25%, 10/14/11	36,900,000	38,034,302
3.25%, 03/15/13	39,000,000	41,339,392
3.50%, 05/16/13[a]	17,000,000	18,162,434
4.00%, 10/15/13	20,000,000	21,810,486
4.75%, 05/15/12	27,500,000	29,419,175
Landesbank Baden- Wuerttemberg New York 6.35%, 04/01/12	3,700,000	3,992,189
Landeskreditbank Baden- Wuerttemberg – Foerderbank 4.88%, 01/13/12	8,500,000	8,961,359
Landwirtschaftliche
Rentenbank
1.88%, 09/24/12	18,500,000	18,901,792
3.25%, 03/15/13[a]	10,000,000	10,579,115
4.13%, 07/15/13	20,000,000	21,713,444

Security	Principal	Value
Landwirtschaftliche Rentenbank Series E 5.25%, 07/02/12	$18,950,000	$20,489,892
M&I Marshall & Ilsley Bank
5.25%, 09/04/12	2,000,000	2,065,000
6.38%, 09/01/11	2,250,000	2,301,592
M&T Bank Corp.
5.38%, 05/24/12[a]	2,300,000	2,421,911
Mellon Capital IV Series 1
6.24%, 06/20/12	2,250,000	1,923,750
National City Bank
6.20%, 12/15/11	15,250,000	16,298,437
North Fork Bancorporation Inc.
5.88%, 08/15/12	3,000,000	3,157,709
Northern Trust Corp.
5.50%, 08/15/13	4,000,000	4,472,455
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	7,000,000	7,129,256
3.13%, 10/14/11	17,356,000	17,830,079
3.63%, 06/17/13	10,000,000	10,668,937
4.75%, 11/08/11	22,425,000	23,487,310
4.75%, 10/16/12	12,300,000	13,277,850
Oesterreichische
Kontrollbank AG Series E
1.75%, 03/11/13	15,000,000	15,283,297
PNC Funding Corp.
5.50%, 09/28/12[c]	3,250,000	3,488,047
Regions Financial Corp.
4.88%, 04/26/13	3,900,000	3,940,261
Royal Bank of Canada
2.10%, 07/29/13	14,500,000	14,869,753
Royal Bank of Scotland Group PLC
3.40%, 08/23/13	20,000,000	20,166,057
Silicon Valley Bank
5.70%, 06/01/12	1,500,000	1,527,742
Sovereign Bank
5.13%, 03/15/13	6,000,000	6,204,433
Sumitomo Mitsui
Banking Corp.
8.00%, 06/15/12	5,630,000	6,249,300

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
SunTrust Banks Inc.
5.25%, 11/05/12	$3,800,000	$4,004,837
U.S. Bancorp Series R
2.13%, 02/15/13[a]	4,000,000	4,074,053
U.S. Bancorp Series S
2.00%, 06/14/13	8,900,000	9,031,699
UBS AG
2.75%, 01/08/13	3,300,000	3,352,307
UBS AG Stamford
2.25%, 08/12/13	10,250,000	10,286,133
UBS Preferred Funding
Trust II
7.25%, 06/26/11	3,800,000	3,814,972
Wachovia Bank N.A./Wells
Fargo & Co.
5.70%, 08/01/13	5,000,000	5,528,149
Wachovia Corp./Wells
Fargo & Co.
5.30%, 10/15/11	15,238,000	15,961,360
5.50%, 05/01/13	32,500,000	35,611,212
Wells Fargo & Co.
4.38%, 01/31/13	37,600,000	39,963,093
5.13%, 09/01/12	2,250,000	2,392,506
5.25%, 10/23/12	29,300,000	31,555,806
Westpac Banking Corp.
2.10%, 08/02/13	10,250,000	10,335,329
2.25%, 11/19/12	19,000,000	19,274,648

		1,325,899,565

BEVERAGES – 1.56%
Anheuser-Busch
Companies Inc.
4.70%, 04/15/12	6,000,000	6,323,023
Anheuser-Busch InBev
Worldwide Inc.
2.50%, 03/26/13[b]	11,625,000	11,856,076
3.00%, 10/15/12	14,250,000	14,699,746
Bottling Group LLC
4.63%, 11/15/12	9,250,000	9,909,439
Coca-Cola Enterprises Inc.
3.75%, 03/01/12	11,350,000	11,821,637

Security	Principal	Value
Companhia de Bebidas
das Americas
10.50%, 12/15/11	$5,250,000	$5,838,000
Diageo Capital PLC
5.13%, 01/30/12	4,350,000	4,599,148
5.20%, 01/30/13	13,600,000	14,871,331
Dr Pepper Snapple
Group Inc.
1.70%, 12/21/11	5,200,000	5,238,053
2.35%, 12/21/12	5,400,000	5,511,817
PepsiAmericas Inc.
5.75%, 07/31/12[a]	3,000,000	3,267,442
PepsiCo Inc.
4.65%, 02/15/13[a]	9,000,000	9,816,474
5.15%, 05/15/12	8,200,000	8,798,102

		112,550,288

BIOTECHNOLOGY – 0.16%
Biogen Idec Inc.
6.00%, 03/01/13	6,590,000	7,178,127
Life Technologies Corp.
3.38%, 03/01/13	4,000,000	4,088,631

		11,266,758

BUILDING MATERIALS – 0.25%
CRH America Inc.
5.63%, 09/30/11	3,000,000	3,109,610
6.95%, 03/15/12	13,675,000	14,623,694

		17,733,304

CHEMICALS – 1.04%
Air Products and
Chemicals Inc.
4.15%, 02/01/13	3,000,000	3,172,845
Dow Chemical Co. (The)
4.85%, 08/15/12	10,750,000	11,316,937
6.00%, 10/01/12	8,450,000	9,112,161
E.I. du Pont de Nemours
and Co.
4.75%, 11/15/12	3,000,000	3,239,052
5.00%, 01/15/13	10,288,000	11,223,360
5.00%, 07/15/13[a]	6,080,000	6,729,239
Monsanto Co.
7.38%, 08/15/12	1,800,000	2,011,075

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
PPG Industries Inc.
5.75%, 03/15/13	$5,833,000	$6,424,317
Praxair Inc.
1.75%, 11/15/12	4,750,000	4,829,241
2.13%, 06/14/13	2,750,000	2,815,223
3.95%, 06/01/13	3,500,000	3,754,055
6.38%, 04/01/12	2,700,000	2,937,084
Rohm and Haas Co.
5.60%, 03/15/13	6,895,000	7,416,548

		74,981,137

COMMERCIAL SERVICES – 0.40%
Block Financial LLC
7.88%, 01/15/13	12,000,000	13,225,991
McKesson Corp.
5.25%, 03/01/13	1,500,000	1,610,476
Science Applications
International Corp.
6.25%, 07/01/12	3,465,000	3,759,253
Western Union Co. (The)
5.40%, 11/17/11	9,976,000	10,486,363

		29,082,083

COMPUTERS – 2.00%
Computer Sciences Corp.
5.00%, 02/15/13	3,000,000	3,199,265
5.50%, 03/15/13	7,500,000	8,126,062
Dell Inc.
3.38%, 06/15/12	2,500,000	2,596,675
4.70%, 04/15/13	10,000,000	10,872,038
Electronic Data Systems
Corp. Series B
6.00%, 08/01/13	100,000	113,544
Hewlett-Packard Co.
2.95%, 08/15/12[a]	1,500,000	1,555,513
4.25%, 02/24/12	6,902,000	7,243,037
4.50%, 03/01/13	26,500,000	28,746,103
5.25%, 03/01/12	12,250,000	13,026,362
6.50%, 07/01/12	3,000,000	3,302,813
IBM International Group
Capital LLC
5.05%, 10/22/12	13,300,000	14,428,501

Security	Principal	Value
International Business
Machines Corp.
1.00%, 08/05/13	$16,600,000	$16,635,485
2.10%, 05/06/13	18,000,000	18,592,160
4.75%, 11/29/12[a]	14,400,000	15,600,936

		144,038,494

COSMETICS & PERSONAL CARE – 0.27%
Colgate-Palmolive Co.
Series E
5.98%, 04/25/12	3,000,000	3,231,822
Kimberly-Clark Corp.
5.63%, 02/15/12	2,900,000	3,098,422
Procter & Gamble Co. (The)
1.38%, 08/01/12	13,000,000	13,146,024

		19,476,268

DIVERSIFIED FINANCIAL SERVICES – 20.67%
Allstate Life Global
Funding Trusts
5.38%, 04/30/13	15,472,000	17,093,293
American Express Co.
4.88%, 07/15/13	3,000,000	3,239,013
5.25%, 09/12/11	3,768,000	3,932,850
American Express Credit Co.
Series C
5.88%, 05/02/13[a]	15,000,000	16,500,746
7.30%, 08/20/13	29,950,000	34,265,286
Bear Stearns Companies Inc.
(The)/JPMorgan
Chase & Co.
5.35%, 02/01/12	9,842,000	10,394,841
6.95%, 08/10/12	22,950,000	25,295,627
Boeing Capital Corp.
5.80%, 01/15/13	5,750,000	6,380,175
6.50%, 02/15/12[a]	11,050,000	11,920,375
BP Capital Markets PLC
5.25%, 11/07/13	12,000,000	12,459,557
Capital One Bank
6.50%, 06/13/13	8,000,000	8,842,149
Capital One Financial Corp.
4.80%, 02/21/12	2,250,000	2,333,168
5.70%, 09/15/11	9,000,000	9,381,330

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Caterpillar Financial
Services Corp.
1.90%, 12/17/12	$1,500,000	$1,520,839
2.00%, 04/05/13	6,000,000	6,113,605
4.25%, 02/08/13[a]	5,500,000	5,893,853
Caterpillar Financial
Services Corp. Series F
4.85%, 12/07/12	5,000,000	5,379,559
5.13%, 10/12/11	6,000,000	6,281,419
Caterpillar Financial
Services Corp. Series S
5.75%, 02/15/12	4,000,000	4,268,828
Citigroup Inc.
5.10%, 09/29/11	9,099,000	9,480,794
5.25%, 02/27/12[a]	11,187,000	11,661,717
5.30%, 10/17/12	27,000,000	28,508,292
5.50%, 08/27/12	8,250,000	8,730,034
5.50%, 04/11/13	22,000,000	23,395,868
5.63%, 08/27/12	15,000,000	15,729,981
5.85%, 07/02/13	10,000,000	10,739,025
6.00%, 02/21/12	14,400,000	15,127,511
6.50%, 08/19/13	64,500,000	70,658,079
CME Group Inc.
5.40%, 08/01/13	1,000,000	1,109,188
Countrywide Financial Corp.
5.80%, 06/07/12[a]	18,100,000	19,276,501
Credit Suisse (USA) Inc.
6.13%, 11/15/11	30,839,000	32,561,374
6.50%, 01/15/12	24,974,000	26,598,362
Credit Suisse First Boston
USA Inc.
5.50%, 08/15/13	9,500,000	10,462,258
Eksportfinans A/S
5.00%, 02/14/12	11,366,000	12,058,283
Eksportfinans A/S
Series GMTN
1.88%, 04/02/13	15,000,000	15,299,554
5.13%, 10/26/11	8,404,000	8,830,572
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,248,087
7.13%, 11/15/12	2,790,000	3,042,941
Franklin Resources Inc.
2.00%, 05/20/13	6,700,000	6,823,820

Security	Principal	Value
General Electric Capital Corp.
2.80%, 01/08/13[a]	$40,500,000	$41,706,744
3.50%, 08/13/12[a]	19,000,000	19,771,026
4.80%, 05/01/13	12,000,000	12,947,360
5.00%, 11/15/11	47,819,000	50,203,471
5.00%, 04/10/12	4,400,000	4,641,343
5.25%, 10/19/12[a]	38,000,000	40,869,155
5.88%, 02/15/12	30,756,000	32,785,816
General Electric Capital Corp.
Series A
4.25%, 06/15/12[a]	4,000,000	4,201,851
4.38%, 11/21/11[a]	8,400,000	8,760,927
5.45%, 01/15/13[a]	11,000,000	11,926,515
6.00%, 06/15/12	41,550,000	44,849,854
Genworth Global
Funding Trust
5.25%, 05/15/12	750,000	772,500
5.38%, 09/15/11	2,800,000	2,884,000
Goldman Sachs Capital
Trust II
5.79%, 06/01/12[a]	17,500,000	14,000,000
Goldman Sachs Group
Inc. (The)
3.63%, 08/01/12	10,200,000	10,552,314
4.75%, 07/15/13	23,698,000	25,298,268
5.25%, 04/01/13[a]	1,000,000	1,077,325
5.30%, 02/14/12[a]	9,500,000	9,990,973
5.45%, 11/01/12	15,900,000	17,080,436
5.70%, 09/01/12	34,500,000	37,107,986
6.60%, 01/15/12	25,859,000	27,594,141
HSBC Finance Corp.
4.75%, 07/15/13	10,000,000	10,660,905
5.90%, 06/19/12	9,500,000	10,041,657
6.38%, 10/15/11[a]	13,026,000	13,627,644
6.38%, 11/27/12	22,200,000	24,069,162
7.00%, 05/15/12	13,650,000	14,672,647
Invesco Ltd.
5.38%, 02/27/13	5,000,000	5,208,760
Jefferies Group Inc.
7.75%, 03/15/12[a]	4,500,000	4,882,500

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
John Deere Capital Corp.
1.88%, 06/17/13	$6,000,000	$6,085,097
5.10%, 01/15/13	13,550,000	14,780,161
5.25%, 10/01/12	7,000,000	7,576,476
5.40%, 10/17/11[a]	6,076,000	6,379,693
7.00%, 03/15/12	16,428,000	18,000,433
John Deere Capital Corp.
Series D
4.50%, 04/03/13	2,090,000	2,256,598
4.95%, 12/17/12[a]	2,350,000	2,541,384
5.35%, 01/17/12	3,750,000	3,962,856
JPMorgan Chase & Co.
4.50%, 01/15/12[a]	6,250,000	6,509,428
4.75%, 05/01/13	26,500,000	28,593,747
5.38%, 10/01/12	24,800,000	26,692,729
5.75%, 01/02/13	23,000,000	25,065,403
6.63%, 03/15/12	9,850,000	10,578,474
MBNA Corp. Series F
7.50%, 03/15/12[a]	4,550,000	4,885,314
Merrill Lynch & Co. Inc.
5.45%, 02/05/13[a]	45,000,000	47,772,809
6.05%, 08/15/12	22,125,000	23,578,192
Morgan Stanley
5.25%, 11/02/12	9,500,000	9,979,397
5.30%, 03/01/13	39,000,000	41,527,237
5.63%, 01/09/12[a]	19,639,000	20,509,463
5.75%, 08/31/12	3,250,000	3,455,904
6.60%, 04/01/12[a]	22,850,000	24,393,194
National Rural Utilities
Cooperative Finance Corp.
2.63%, 09/16/12	3,750,000	3,854,891
5.50%, 07/01/13	5,500,000	6,106,982
7.25%, 03/01/12	12,104,000	13,183,058
NYSE Euronext
4.80%, 06/28/13	11,250,000	12,222,083
ORIX Corp.
5.48%, 11/22/11	7,575,000	7,840,125
PACCAR Financial Corp.
1.95%, 12/17/12	2,250,000	2,273,583
PACCAR Financial Corp.
Series S
2.05%, 06/17/13	2,500,000	2,516,537

Security	Principal	Value
SLM Corp.
5.13%, 08/27/12[a]	$5,500,000	$5,390,000
5.40%, 10/25/11[a]	5,050,000	5,050,000
SLM Corp. Series A
5.38%, 01/15/13	4,500,000	4,387,500
Svensk Exportkredit AB
Series D
4.88%, 09/29/11	8,850,000	9,237,336
TD Ameritrade Holding Corp.
2.95%, 12/01/12	2,250,000	2,302,592
Toyota Motor Credit Corp.
1.90%, 12/05/12	2,500,000	2,544,342
Toyota Motor Credit Corp.
Series MTN
1.38%, 08/12/13	14,500,000	14,549,835
UFJ Finance Aruba AEC
6.75%, 07/15/13	2,962,000	3,317,440
Wells Fargo Capital XIII
Series G
7.70%, 03/26/13	25,000,000	25,375,000
Wells Fargo Financial Inc.
5.50%, 08/01/12	4,000,000	4,286,695

		1,487,586,022

ELECTRIC – 3.69%
Alabama Power Co.
4.85%, 12/15/12	6,050,000	6,499,496
Allegheny Energy Supply
Co. LLC
8.25%, 04/15/12[b]	5,200,000	5,660,600
Appalachian Power Co.
Series O
5.65%, 08/15/12	2,750,000	2,947,937
Aquila Inc.
11.88%, 07/01/12	6,680,000	7,682,000
Arizona Public Service Co.
6.38%, 10/15/11	3,250,000	3,405,680
6.50%, 03/01/12	2,200,000	2,344,454
Baltimore Gas & Electric Co.
6.13%, 07/01/13	5,970,000	6,696,542
Carolina Power & Light Co.
6.50%, 07/15/12	5,750,000	6,291,785

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CenterPoint Energy Houston
Electric LLC Series J2
5.70%, 03/15/13	$1,114,000	$1,224,090
Cincinnati Gas & Electric
Co./Duke Energy Ohio Inc.
5.70%, 09/15/12	8,000,000	8,632,953
Commonwealth Edison Co.
5.40%, 12/15/11	2,950,000	3,110,544
Commonwealth Edison Co.
Series 1998
6.15%, 03/15/12	4,000,000	4,298,857
Consolidated Edison Co. of
New York Inc.
Series 2002-A
5.63%, 07/01/12	3,500,000	3,771,082
Consolidated Edison Co. of
New York Inc.
Series 2002-B
4.88%, 02/01/13	6,095,000	6,595,619
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,889,469
Dominion Resources Inc.
5.70%, 09/17/12	3,000,000	3,263,319
Dominion Resources Inc.
Series 2006-B
6.30%, 09/30/11	3,200,000	3,008,000
Dominion Resources Inc.
Series B
6.25%, 06/30/12	2,000,000	2,173,389
DPL Inc.
6.88%, 09/01/11	5,000,000	5,277,100
Duke Capital LLC
6.25%, 02/15/13	5,000,000	5,430,623
Duke Energy Corp.
5.63%, 11/30/12	1,250,000	1,363,976
6.25%, 01/15/12[a]	13,514,000	14,471,908
Energy East Corp.
6.75%, 06/15/12	4,000,000	4,292,975
FirstEnergy Corp.
6.45%, 11/15/11[a]	9,673,000	10,178,865

Security	Principal	Value
FPL Group Capital Inc.
2.55%, 11/15/13	$6,019,000	$6,138,941
5.35%, 06/15/13	1,500,000	1,648,223
5.63%, 09/01/11	8,312,000	8,695,682
Great Plains Energy Inc.
2.75%, 08/15/13	900,000	903,661
MidAmerican Energy Co.
5.13%, 01/15/13	3,000,000	3,263,050
5.65%, 07/15/12	2,700,000	2,912,139
MidAmerican Energy
Holdings Co.
3.15%, 07/15/12	1,250,000	1,290,663
5.88%, 10/01/12	6,650,000	7,247,006
Nisource Finance Corp.
6.15%, 03/01/13	5,000,000	5,438,895
Northern States Power Co.
8.00%, 08/28/12	2,500,000	2,834,465
NSTAR Electric Co.
4.88%, 10/15/12	5,250,000	5,660,699
Ohio Power Co. Series F
5.50%, 02/15/13	4,510,000	4,902,699
Oncor Electric Delivery Co.
6.38%, 05/01/12	12,400,000	13,341,167
Ontario Hydro Canada
7.45%, 03/31/13	5,000,000	5,772,960
PacifiCorp
6.90%, 11/15/11	4,000,000	4,277,834
PPL Energy Supply LLC
6.40%, 11/01/11	4,250,000	4,483,047
Progress Energy Inc.
6.85%, 04/15/12	8,100,000	8,807,730
PSEG Power LLC
2.50%, 04/15/13	5,800,000	5,925,080
6.95%, 06/01/12	5,500,000	5,992,264
Public Service Co.
of Colorado
7.88%, 10/01/12	6,015,000	6,820,721
Public Service Co. of
Colorado Series 12
4.88%, 03/01/13	5,000,000	5,450,473
Public Service Electric &
Gas Co.
5.13%, 09/01/12	2,500,000	2,701,970

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Southern Co.
5.30%, 01/15/12	$3,600,000	$3,796,007
Southern Power Co. Series B
6.25%, 07/15/12	4,125,000	4,482,645
Tampa Electric Co.
6.38%, 08/15/12	2,750,000	2,980,500
Virginia Electric and
Power Co.
5.10%, 11/30/12	17,750,000	19,245,586

		265,525,370

ELECTRICAL COMPONENTS & EQUIPMENT – 0.21%
Emerson Electric Co.
4.63%, 10/15/12	2,250,000	2,409,339
5.75%, 11/01/11[a]	12,250,000	12,932,887

		15,342,226

ELECTRONICS – 0.24%
Agilent Technologies Inc.
2.50%, 07/15/13	5,024,000	5,092,919
4.45%, 09/14/12	4,750,000	5,002,151
Koninklijke Philips
Electronics NV
4.63%, 03/11/13	5,500,000	5,938,168
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	855,000	896,552

		16,929,790

ENVIRONMENTAL CONTROL – 0.06%
Waste Management Inc.
6.38%, 11/15/12	3,800,000	4,184,299

		4,184,299

FOOD – 2.26%
Campbell Soup Co.
5.00%, 12/03/12	5,550,000	6,056,440
ConAgra Foods Inc.
6.75%, 09/15/11	4,849,000	5,129,464
General Mills Inc.
5.25%, 08/15/13	2,000,000	2,227,963
5.65%, 09/10/12	7,750,000	8,432,454
6.00%, 02/15/12	10,294,000	11,015,125
H.J. Heinz Finance Co.
6.00%, 03/15/12	8,940,000	9,580,449

Security	Principal	Value
Hershey Co. (The)
5.00%, 04/01/13	$4,500,000	$4,935,366
5.30%, 09/01/11	1,000,000	1,043,876
Kellogg Co.
4.25%, 03/06/13	10,000,000	10,705,218
5.13%, 12/03/12	6,182,000	6,702,445
Kraft Foods Inc.
2.63%, 05/08/13	11,100,000	11,395,915
5.25%, 10/01/13	1,083,000	1,189,229
5.63%, 11/01/11	15,948,000	16,756,491
6.00%, 02/11/13	6,000,000	6,629,456
6.25%, 06/01/12	15,600,000	16,865,292
Kroger Co. (The)
5.00%, 04/15/13	400,000	433,107
5.50%, 02/01/13	5,500,000	5,985,085
6.20%, 06/15/12	1,500,000	1,621,625
6.75%, 04/15/12	3,500,000	3,791,354
Safeway Inc.
5.80%, 08/15/12	15,440,000	16,735,465
Sara Lee Corp.
3.88%, 06/15/13	5,000,000	5,273,065
6.25%, 09/15/11	9,826,000	10,343,737

		162,848,621

FOREST PRODUCTS & PAPER – 0.05%
Celulosa Arauco y
Constitucion SA
7.75%, 09/13/11	3,076,000	3,247,517

		3,247,517

GAS – 0.12%
Atmos Energy Corp.
5.13%, 01/15/13[a]	2,000,000	2,131,774
Sempra Energy
6.00%, 02/01/13	2,700,000	2,946,419
8.90%, 11/15/13	3,000,000	3,612,889

		8,691,082

HEALTH CARE – PRODUCTS – 0.60%
Baxter International Inc.
1.80%, 03/15/13	5,000,000	5,070,289
Covidien International
Finance SA
1.88%, 06/15/13	10,500,000	10,605,436
5.45%, 10/15/12[a]	4,550,000	4,935,586

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Hospira Inc.
5.55%, 03/30/12	$5,050,000	$5,332,877
Johnson & Johnson
3.80%, 05/15/13	10,000,000	10,757,761
5.15%, 08/15/12[a]	6,250,000	6,772,216

		43,474,165

HEALTH CARE – SERVICES – 0.57%
Laboratory Corp. of
America Holdings
5.50%, 02/01/13[a]	1,050,000	1,136,111
UnitedHealth Group Inc.
4.88%, 02/15/13	19,722,000	21,243,430
4.88%, 04/01/13	1,820,000	1,955,564
5.50%, 11/15/12	2,850,000	3,061,949
WellPoint Health
Networks Inc.
6.38%, 01/15/12	1,500,000	1,596,090
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12[a]	10,725,000	11,649,232

		40,642,376

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Brookfield Asset
Management Inc.
7.13%, 06/15/12	2,750,000	2,936,861

		2,936,861

HOME FURNISHINGS – 0.12%
Whirlpool Corp.
5.50%, 03/01/13	3,000,000	3,216,367
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,438,759

		8,655,126

HOUSEHOLD PRODUCTS & WARES – 0.25%
Clorox Co.
5.00%, 03/01/13[a]	6,900,000	7,498,252
5.45%, 10/15/12	4,400,000	4,772,874
Fortune Brands Inc.
3.00%, 06/01/12	3,250,000	3,306,498
Kimberly-Clark Corp.
5.00%, 08/15/13	2,000,000	2,201,264

		17,778,888

Security	Principal	Value
HOUSEWARES – 0.08%
Newell Rubbermaid Inc.
6.75%, 03/15/12	$5,350,000	$5,692,491

		5,692,491

INSURANCE – 2.85%
Aegon NV
4.75%, 06/01/13	6,000,000	6,347,252
Allstate Corp. (The)
6.13%, 02/15/12	5,350,000	5,734,409
American International
Group Inc.
4.25%, 05/15/13	9,000,000	9,000,000
4.95%, 03/20/12[a]	6,400,000	6,528,000
5.38%, 10/18/11	3,850,000	3,946,250
Berkshire Hathaway
Finance Corp.
2.13%, 02/11/13	12,000,000	12,352,892
4.00%, 04/15/12	6,000,000	6,305,474
4.50%, 01/15/13	3,000,000	3,234,061
4.60%, 05/15/13	14,900,000	16,242,003
4.75%, 05/15/12	10,650,000	11,336,055
5.00%, 08/15/13	8,250,000	9,156,137
Berkshire Hathaway Inc.
1.40%, 02/10/12	7,000,000	7,056,720
5.13%, 09/15/12	8,500,000	9,190,880
Chubb Corp.
6.00%, 11/15/11	3,202,000	3,387,998
Genworth Financial Inc.
5.65%, 06/15/12	2,750,000	2,828,026
Hartford Financial Services
Group Inc.
5.25%, 10/15/11	6,018,000	6,224,745
Lincoln National Corp.
5.65%, 08/27/12	3,750,000	3,994,111
6.20%, 12/15/11	2,000,000	2,106,723
Marsh & McLennan
Companies Inc.
4.85%, 02/15/13	4,500,000	4,705,848
MetLife Inc.
2.38%, 02/06/14	1,000,000	1,004,895
5.38%, 12/15/12	4,700,000	5,049,368
6.13%, 12/01/11	6,618,000	6,996,869

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Nationwide Financial
Services Inc.
5.90%, 07/01/12	$3,100,000	$3,288,561
6.25%, 11/15/11	2,575,000	2,694,095
Principal Life Income
Fundings Trust
5.30%, 12/14/12	5,250,000	5,649,375
5.30%, 04/24/13	5,000,000	5,449,517
Progressive Corp. (The)
6.38%, 01/15/12	2,000,000	2,118,265
Protective Life Secured Trust
5.45%, 09/28/12	2,250,000	2,410,141
Prudential Financial Inc.
4.50%, 07/15/13	4,500,000	4,772,788
5.10%, 12/14/11[a]	2,800,000	2,924,802
5.15%, 01/15/13	8,500,000	9,075,435
Prudential Financial Inc.
Series D
2.75%, 01/14/13	4,000,000	4,059,201
3.63%, 09/17/12	4,500,000	4,651,851
5.80%, 06/15/12	2,500,000	2,671,370
Travelers Companies
Inc. (The)
5.38%, 06/15/12	1,500,000	1,605,403
Travelers Property
Casualty Corp.
5.00%, 03/15/13	5,750,000	6,241,098
XL Capital Finance
(Europe) PLC
6.50%, 01/15/12	4,575,000	4,727,007

		205,067,625

IRON & STEEL – 0.34%
ArcelorMittal SA
5.38%, 06/01/13[a]	18,000,000	19,165,711
Nucor Corp.
4.88%, 10/01/12[a]	3,000,000	3,225,283
5.00%, 12/01/12	1,780,000	1,929,127

		24,320,121

LODGING – 0.18%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,330,525

Security	Principal	Value
Marriott International Inc.
Series J
5.63%, 02/15/13	$10,000,000	$10,676,592

		13,007,117

MACHINERY – DIVERSIFIED – 0.09%
Roper Industries Inc.
6.63%, 08/15/13	6,000,000	6,763,756

		6,763,756

MANUFACTURING – 1.66%
3M Co.
4.65%, 12/15/12	1,800,000	1,940,472
3M Co. Series E
4.38%, 08/15/13[a]	9,500,000	10,371,549
4.50%, 11/01/11	10,000,000	10,448,667
Cooper US Inc.
5.25%, 11/15/12	3,250,000	3,496,187
Eaton Corp.
5.75%, 07/15/12	2,400,000	2,597,644
General Electric Co.
5.00%, 02/01/13	60,000,000	65,180,539
Honeywell International Inc.
4.25%, 03/01/13	1,000,000	1,079,896
5.63%, 08/01/12	2,500,000	2,714,778
6.13%, 11/01/11	5,800,000	6,152,007
Ingersoll-Rand Global
Holding Co. Ltd.
6.00%, 08/15/13	8,000,000	8,912,433
Tyco Electronics Group SA
6.00%, 10/01/12	6,000,000	6,463,794

		119,357,966

MEDIA – 2.04%
Comcast Cable
Communications
Holdings Inc.
8.38%, 03/15/13	20,750,000	24,089,404
Comcast Cable Holdings LLC
9.80%, 02/01/12	4,250,000	4,737,188
COX Communications Inc.
4.63%, 06/01/13	1,115,000	1,194,275
7.13%, 10/01/12	17,400,000	19,292,185

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
McGraw-Hill Companies
Inc. (The)
5.38%, 11/15/12	$3,900,000	$4,162,357
News America Holdings Inc.
9.25%, 02/01/13	4,500,000	5,270,976
Reed Elsevier Capital Inc.
4.63%, 06/15/12	3,000,000	3,127,738
Thomson Reuters Corp.
5.95%, 07/15/13	6,000,000	6,734,063
Time Warner Cable Inc.
5.40%, 07/02/12	23,200,000	24,883,260
6.20%, 07/01/13	8,000,000	8,978,288
Time Warner
Entertainment Co.
8.88%, 10/01/12	2,250,000	2,567,359
10.15%, 05/01/12	1,500,000	1,702,441
Time Warner Inc.
6.88%, 05/01/12	8,000,000	8,707,266
Viacom Inc./CBS Corp.
5.63%, 08/15/12	5,450,000	5,831,500
Walt Disney Co. (The)
4.70%, 12/01/12	6,750,000	7,314,708
6.38%, 03/01/12	16,850,000	18,278,804

		146,871,812

MINING – 1.20%
Alcan Inc.
4.88%, 09/15/12	7,000,000	7,431,388
Alcoa Inc.
5.38%, 01/15/13[a]	11,116,000	11,727,379
6.00%, 07/15/13[a]	523,000	562,225
Barrick Gold Finance Co.
6.13%, 09/15/13	1,500,000	1,697,393
BHP Billiton Finance
(USA) Ltd.
4.80%, 04/15/13	16,000,000	17,354,246
5.13%, 03/29/12[a]	6,156,000	6,515,186
8.50%, 12/01/12	1,000,000	1,147,923
Rio Tinto Alcan Inc.
4.50%, 05/15/13	6,000,000	6,385,497
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	19,500,000	21,658,653

Security	Principal	Value
Vale Inco Ltd.
7.75%, 05/15/12	$2,250,000	$2,448,544
Vulcan Materials Co.
5.60%, 11/30/12[a]	2,500,000	2,652,250
Xstrata Canada Corp.
7.25%, 07/15/12	2,000,000	2,169,429
7.35%, 06/05/12	4,000,000	4,333,197

		86,083,310

MULTI-NATIONAL – 11.58%
African Development Bank
1.00%, 11/23/11	9,250,000	9,298,413
1.63%, 02/11/13	10,500,000	10,714,128
1.75%, 10/01/12	8,000,000	8,170,644
1.88%, 01/23/12	9,676,000	9,851,089
Asian Development Bank
1.63%, 07/15/13	30,000,000	30,662,601
2.13%, 03/15/12	15,550,000	15,930,389
4.50%, 09/04/12	3,000,000	3,226,630
Corporacion Andina
de Fomento
6.88%, 03/15/12	6,850,000	7,377,049
European Bank for
Reconstruction and
Development Series G
3.63%, 06/17/13	11,500,000	12,354,800
European Investment Bank
1.63%, 03/15/13	67,200,000	68,599,353
1.75%, 09/14/12	41,000,000	41,915,485
1.88%, 06/17/13	25,000,000	25,676,297
2.63%, 11/15/11	43,250,000	44,350,276
2.88%, 03/15/13	15,000,000	15,766,687
3.13%, 07/15/11	14,200,000	14,540,402
3.25%, 10/14/11	42,639,000	43,949,719
4.63%, 03/21/12	38,028,000	40,409,933
European Investment Bank
Series E
2.00%, 02/10/12	36,654,000	37,432,967
4.25%, 07/15/13	15,000,000	16,364,646
European Investment Bank
Series G
1.25%, 09/17/13	30,000,000	30,269,640

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Inter-American
Development Bank
1.63%, 07/15/13	$14,750,000	$15,084,238
3.25%, 11/15/11	10,226,000	10,560,922
4.38%, 09/20/12	18,000,000	19,341,187
4.75%, 10/19/12	14,050,000	15,239,087
Inter-American Development
Bank Series G
1.75%, 10/22/12	24,800,000	25,367,293
3.50%, 03/15/13	23,000,000	24,559,556
International Bank for
Reconstruction and
Development
1.75%, 07/15/13	61,000,000	62,703,346
2.00%, 04/02/12	65,308,000	66,876,979
3.13%, 11/15/11	5,400,000	5,571,286
International Bank for
Reconstruction and
Development Series G
3.63%, 05/21/13	26,000,000	27,987,536
International Finance Corp.
3.50%, 05/15/13	15,500,000	16,632,388
4.75%, 04/25/12	8,300,000	8,875,106
5.13%, 05/02/11	6,026,000	6,217,802
Korea Development Bank
5.30%, 01/17/13	9,000,000	9,613,853
5.50%, 11/13/12	5,000,000	5,348,573
Nordic Investment Bank
1.63%, 01/28/13	11,250,000	11,471,152
2.38%, 12/15/11	9,500,000	9,724,348
3.63%, 06/17/13	5,000,000	5,372,370

		833,408,170

OFFICE & BUSINESS EQUIPMENT – 0.41%
Pitney Bowes Inc.
3.88%, 06/15/13	4,000,000	4,174,013
4.63%, 10/01/12	3,750,000	3,935,431
Xerox Corp.
5.50%, 05/15/12[a]	10,500,000	11,179,887
7.63%, 06/15/13	10,000,000	10,162,500

		29,451,831

Security	Principal	Value
OIL & GAS – 2.87%
Apache Corp.
5.25%, 04/15/13[a]	$5,000,000	$5,459,201
6.00%, 09/15/13	3,300,000	3,723,140
6.25%, 04/15/12[a]	5,150,000	5,546,258
Burlington Resources
Finance Co.
6.50%, 12/01/11	3,500,000	3,739,225
Canadian Natural
Resources Ltd.
5.15%, 02/01/13	4,000,000	4,322,777
5.45%, 10/01/12	3,450,000	3,713,417
Chevron Corp.
3.45%, 03/03/12[a]	14,724,000	15,310,532
ConocoPhillips
4.75%, 10/15/12	6,000,000	6,447,123
ConocoPhillips Australia
Funding Co.
5.50%, 04/15/13	17,000,000	18,855,175
Devon Financing Corp. ULC
6.88%, 09/30/11	17,981,000	19,117,579
EnCana Corp.
6.30%, 11/01/11	3,550,000	3,746,960
Husky Energy Inc.
6.25%, 06/15/12[a]	2,000,000	2,152,115
Marathon Oil Canada Corp.
8.38%, 05/01/12	6,500,000	7,154,877
Marathon Oil Corp.
6.00%, 07/01/12	2,700,000	2,904,376
6.13%, 03/15/12	2,750,000	2,936,940
Murphy Oil Corp.
6.38%, 05/01/12	750,000	802,430
Nabors Industries Inc.
5.38%, 08/15/12	2,250,000	2,397,884
Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,683,786
Seariver Maritime Inc.
0.00%, 09/01/12	500,000	475,000
Shell International
Finance BV
1.30%, 09/22/11[a]	11,500,000	11,586,822
1.88%, 03/25/13	26,950,000	27,459,343
4.95%, 03/22/12	7,800,000	8,293,571

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Sunoco Logistics Partners LP
7.25%, 02/15/12	$3,000,000	$3,189,796
Transocean Inc.
5.25%, 03/15/13	7,000,000	7,140,000
Transocean Worldwide Inc.
5.00%, 02/15/13	2,000,000	2,060,000
Valero Energy Corp.
6.88%, 04/15/12	7,300,000	7,824,520
XTO Energy Inc.
4.63%, 06/15/13	5,270,000	5,777,878
5.90%, 08/01/12	4,750,000	5,206,633
6.25%, 04/15/13	10,610,000	11,987,171
7.50%, 04/15/12	4,200,000	4,650,177

		206,664,706

OIL & GAS SERVICES – 0.21%
Weatherford
International Inc.
5.95%, 06/15/12	7,100,000	7,572,886
Weatherford
International Inc. Series B
6.63%, 11/15/11	1,500,000	1,581,554
Weatherford
International Ltd.
4.95%, 10/15/13	5,675,000	6,044,916

		15,199,356

PACKAGING & CONTAINERS – 0.16%
Packaging Corp. of America
5.75%, 08/01/13	7,850,000	8,538,707
Pactiv Corp.
5.88%, 07/15/12[a]	2,550,000	2,659,496

		11,198,203

PHARMACEUTICALS – 2.98%
Abbott Laboratories
5.15%, 11/30/12	9,000,000	9,799,722
AmerisourceBergen Corp.
5.63%, 09/15/12	5,750,000	6,142,488
AstraZeneca PLC
5.40%, 09/15/12	16,800,000	18,333,437
Bristol-Myers Squibb Co.
5.25%, 08/15/13	8,250,000	9,152,264
Cardinal Health Inc.
5.50%, 06/15/13	1,000,000	1,070,355

Security	Principal	Value
Eli Lilly and Co.
3.55%, 03/06/12[a]	$8,750,000	$9,086,651
6.00%, 03/15/12	5,328,000	5,722,432
Express Scripts Inc.
5.25%, 06/15/12	7,155,000	7,596,136
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	32,300,000	35,514,324
McKesson Corp.
7.75%, 02/01/12	2,500,000	2,704,022
Medco Health Solutions Inc.
7.25%, 08/15/13	8,250,000	9,472,607
Merck & Co. Inc.
4.38%, 02/15/13	10,750,000	11,558,268
Novartis Capital Corp.
1.90%, 04/24/13	21,000,000	21,489,175
Pfizer Inc.
4.45%, 03/15/12	56,392,000	59,414,818
Teva Pharmaceutical
Finance III LLC
1.50%, 06/15/12	7,600,000	7,670,787

		214,727,486

PIPELINES – 1.01%
CenterPoint Energy
Resources Corp. Series B
7.88%, 04/01/13	8,000,000	9,187,054
Consolidated Natural Gas Co.
Series C
6.25%, 11/01/11	4,849,000	5,123,973
Energy Transfer Partners LP
5.65%, 08/01/12[a]	5,750,000	6,083,084
6.00%, 07/01/13	3,010,000	3,257,153
Enterprise Products
Operating LLC
7.63%, 02/15/12	4,250,000	4,595,480
Enterprise Products
Operating LLC Series C
6.38%, 02/01/13	2,500,000	2,743,927
Enterprise Products
Operating LLC Series M
5.65%, 04/01/13	10,000,000	10,860,066

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Enterprise Products
Operating LP
4.60%, 08/01/12[a]	$5,250,000	$5,507,032
Kinder Morgan Energy
Partners LP
5.85%, 09/15/12	4,874,000	5,233,504
7.13%, 03/15/12	4,100,000	4,424,423
Nustar Pipeline Operating
Partnership LP
7.75%, 02/15/12	2,415,000	2,608,349
ONEOK Partners LP
5.90%, 04/01/12	4,750,000	5,053,859
Plains All American
Pipeline LP
4.25%, 09/01/12	5,450,000	5,642,141
Transcontinental Gas Pipe
Line Corp. Series B
8.88%, 07/15/12	2,000,000	2,230,390

		72,550,435

REAL ESTATE INVESTMENT TRUSTS – 0.69%
Boston Properties LP
6.25%, 01/15/13	10,500,000	11,424,950
Duke Realty LP
6.25%, 05/15/13	5,367,000	5,786,878
ERP Operating LP
5.20%, 04/01/13	3,000,000	3,185,420
6.63%, 03/15/12	2,875,000	3,060,410
HCP Inc.
6.45%, 06/25/12	3,675,000	3,851,845
Health Care Property
Investors Inc.
5.95%, 09/15/11	2,000,000	2,058,147
Hospitality Properties Trust
6.75%, 02/15/13	2,000,000	2,119,885
Nationwide Health
Properties Inc.
6.25%, 02/01/13	9,750,000	10,329,603
ProLogis
5.50%, 04/01/12	1,500,000	1,543,940
5.50%, 03/01/13	3,000,000	3,103,668

Security	Principal	Value
Regency Centers LP
6.75%, 01/15/12	$2,750,000	$2,860,000

		49,324,746

RETAIL – 1.59%
AutoZone Inc.
5.88%, 10/15/12	3,000,000	3,238,121
Best Buy Co. Inc.
6.75%, 07/15/13	4,000,000	4,473,405
Costco Wholesale Corp.
5.30%, 03/15/12	7,378,000	7,892,622
CVS Caremark Corp.
6.30%, 06/01/12	9,050,000	8,280,750
Darden Restaurants Inc.
5.63%, 10/15/12	3,250,000	3,498,217
Lowe’s Companies Inc.
5.60%, 09/15/12[a]	7,500,000	8,141,504
McDonald’s Corp.
5.75%, 03/01/12[a]	2,700,000	2,882,784
Target Corp.
4.00%, 06/15/13	3,000,000	3,229,174
5.88%, 03/01/12[a]	20,100,000	21,591,802
Walgreen Co.
4.88%, 08/01/13	12,500,000	13,734,847
Wal-Mart Stores Inc.
4.25%, 04/15/13	12,330,000	13,362,528
4.55%, 05/01/13	15,000,000	16,332,972
5.00%, 04/05/12	5,200,000	5,538,144
Yum! Brands Inc.
7.70%, 07/01/12	2,250,000	2,478,214

		114,675,084

SAVINGS & LOANS – 0.04%
Golden West Financial Corp.
4.75%, 10/01/12	3,000,000	3,168,529

		3,168,529

SEMICONDUCTORS – 0.17%
Maxim Integrated
Products Inc.
3.45%, 06/14/13	3,600,000	3,685,954
National
Semiconductor Corp.
6.15%, 06/15/12	8,000,000	8,553,453

		12,239,407

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
SOFTWARE – 0.48%
Fiserv Inc.
6.13%, 11/20/12	$13,050,000	$14,217,433
Intuit Inc.
5.40%, 03/15/12	3,405,000	3,585,759
Oracle Corp.
4.95%, 04/15/13	15,000,000	16,568,324

		34,371,516

TELECOMMUNICATIONS – 5.04%
Alltel Corp.
7.00%, 07/01/12	9,725,000	10,728,922
AT&T Corp.
7.30%, 11/15/11	14,676,000	15,774,722
AT&T Inc.
4.95%, 01/15/13	29,000,000	31,567,055
5.88%, 08/15/12	6,500,000	7,081,137
AT&T Wireless Services Inc.
6.50%, 12/15/11	7,500,000	8,028,480
8.13%, 05/01/12[a]	26,300,000	29,350,093
BellSouth Corp.
4.75%, 11/15/12[a]	6,600,000	7,118,390
6.00%, 10/15/11	8,450,000	8,902,272
British Telecom PLC
5.15%, 01/15/13	8,250,000	8,729,564
Cellco Partnership/Verizon
Wireless Capital LLC
7.38%, 11/15/13	4,715,000	5,561,434
CenturyLink Inc.
7.88%, 08/15/12[a]	4,100,000	4,469,975
Deutsche Telekom
International Finance BV
5.25%, 07/22/13	13,000,000	14,198,019
5.88%, 08/20/13	6,500,000	7,211,518
Embarq Corp.
6.74%, 06/01/13	5,000,000	5,406,165
Motorola Inc.
5.38%, 11/15/12	3,750,000	3,937,500
8.00%, 11/01/11	6,500,000	6,922,501
Qwest Corp.
7.88%, 09/01/11	6,654,000	7,019,970
8.88%, 03/15/12	20,554,000	22,506,630

Security	Principal	Value
Rogers Communications Inc.
7.25%, 12/15/12	$6,300,000	$7,053,707
7.88%, 05/01/12[a]	2,250,000	2,491,747
SBC Communications Inc./
AT&T Inc.
5.88%, 02/01/12	7,850,000	8,371,551
Telefonica Emisiones SAU
2.58%, 04/26/13	14,000,000	14,170,940
5.86%, 02/04/13	7,000,000	7,617,156
Telstra Corp. Ltd.
6.38%, 04/01/12[a]	2,550,000	2,740,273
Verizon Communications Inc.
4.35%, 02/15/13	6,500,000	6,984,803
5.25%, 04/15/13	13,390,000	14,746,877
6.88%, 06/15/12[a]	3,250,000	3,567,242
7.38%, 09/01/12	12,000,000	13,464,286
Verizon Maryland Inc.
Series A
6.13%, 03/01/12[a]	4,000,000	4,237,536
Verizon New England Inc.
6.50%, 09/15/11	15,782,000	16,672,105
Verizon New Jersey Inc.
Series A
5.88%, 01/17/12	8,600,000	9,070,560
Verizon New York Inc.
6.88%, 04/01/12[a]	7,500,000	8,068,913
Verizon Pennsylvania Inc.
5.65%, 11/15/11	9,200,000	9,582,722
Verizon Virginia Inc. Series A
4.63%, 03/15/13	15,000,000	15,929,323
Verizon Wireless Capital LLC
5.25%, 02/01/12	6,000,000	6,359,226
Vodafone Group PLC
5.35%, 02/27/12	6,500,000	6,858,853

		362,502,167

TOYS, GAMES & HOBBIES – 0.08%
Mattel Inc.
5.63%, 03/15/13[a]	5,000,000	5,387,666

		5,387,666

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
TRANSPORTATION – 0.92%
Burlington Northern
Santa Fe Corp.
5.90%, 07/01/12	$3,200,000	$3,460,687
Canadian National
Railway Co.
4.40%, 03/15/13	4,956,000	5,340,288
6.38%, 10/15/11	4,500,000	4,776,347
CSX Corp.
5.50%, 08/01/13	9,000,000	9,913,353
5.75%, 03/15/13	750,000	825,046
6.30%, 03/15/12	3,325,000	3,573,046
Federal Express Corp.
9.65%, 06/15/12	1,500,000	1,699,625
Union Pacific Corp.
5.45%, 01/31/13	12,575,000	13,730,563
6.13%, 01/15/12	2,000,000	2,127,011
6.50%, 04/15/12	2,745,000	2,970,408
United Parcel Service Inc.
4.50%, 01/15/13[a]	16,500,000	17,860,148

		66,276,522

TRUCKING & LEASING – 0.05%
GATX Corp.
4.75%, 10/01/12	3,625,000	3,824,829

		3,824,829

WATER – 0.09%
Veolia Environnement
5.25%, 06/03/13	5,650,000	6,143,581

		6,143,581

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,462,607,455)		6,585,903,502

FOREIGN GOVERNMENT BONDS & NOTES[d] – 6.64%
Banque Centrale de Tunisie
7.38%, 04/25/12[a]	5,750,000	6,274,687
Brazil (Federative Republic of)
10.25%, 06/17/13[a]	10,000,000	12,400,000
11.00%, 01/11/12[a]	10,250,000	11,659,375
Canada (Government of)
3.75%, 07/15/11	2,950,000	3,039,273

Security	Principal	Value
Canada Mortgage &
Housing Corp.
5.00%, 09/01/11	$6,500,000	$6,790,750
Chile (Republic of)
5.50%, 01/15/13[a]	12,000,000	13,089,600
7.13%, 01/11/12[a]	6,500,000	6,975,345
Export Development Canada
1.75%, 09/24/12	18,000,000	18,400,887
2.38%, 03/19/12	15,750,000	16,196,834
2.63%, 11/15/11	16,196,000	16,620,847
3.50%, 05/16/13[a]	12,000,000	12,863,924
4.50%, 10/25/12[a]	6,450,000	6,978,140
Financement Quebec
5.00%, 10/25/12	4,000,000	4,353,120
Hydro-Quebec Series IF
8.00%, 02/01/13	8,000,000	9,314,963
Italy (Republic of)
2.13%, 10/05/12	24,000,000	24,254,033
4.38%, 06/15/13	30,000,000	31,852,257
5.63%, 06/15/12[a]	25,500,000	27,278,286
Japan Finance Corp.
1.50%, 07/06/12	22,500,000	22,812,664
2.13%, 11/05/12	34,000,000	34,959,966
4.25%, 06/18/13	10,000,000	10,898,412
Korea (Republic of)
4.25%, 06/01/13[a]	10,000,000	10,603,481
Manitoba (Province of)
2.13%, 04/22/13	7,500,000	7,751,993
5.00%, 02/15/12[a]	6,550,000	6,968,570
Nova Scotia (Province of)
5.75%, 02/27/12	4,250,000	4,540,018
Ontario (Province of)
1.88%, 11/19/12	28,500,000	29,175,211
2.63%, 01/20/12[a]	15,678,000	16,113,036
3.50%, 07/15/13[a]	15,000,000	16,056,176
4.38%, 02/15/13[a]	4,000,000	4,338,140
4.95%, 06/01/12[a]	8,850,000	9,507,528
5.00%, 10/18/11	19,200,000	20,167,676
5.13%, 07/17/12	3,500,000	3,784,716
Peru (Republic of)
9.13%, 02/21/12	3,750,000	4,130,625
Poland (Republic of)
6.25%, 07/03/12	13,000,000	14,007,500

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2010

Security	Shares or Principal	Value
Saskatchewan (Province of)
8.00%, 02/01/13	$2,800,000	$3,255,377
South Africa (Republic of)
7.38%, 04/25/12	9,000,000	9,832,500
United Mexican States
6.38%, 01/16/13	10,000,000	11,100,000
7.50%, 01/14/12	8,750,000	9,450,000

TOTAL FOREIGN GOVERNMENT
BONDS & NOTES
(Cost: $470,350,089)		477,795,910

MUNICIPAL DEBT OBLIGATIONS – 0.25%

ILLINOIS – 0.25%
Illinois State, General
Obligations Unlimited
2.77%, 01/01/12	9,000,000	8,995,860
3.32%, 01/01/13	9,000,000	8,981,911

		17,977,771

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $18,090,803)		17,977,771

SHORT-TERM INVESTMENTS – 3.46%

MONEY MARKET FUNDS – 3.46%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[c,e,f]	167,810,016	167,810,016
BlackRock Cash Funds: Prime,
SL Agency Shares
0.30%[c,e,f]	32,608,919	32,608,919
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[c,e]	48,853,715	48,853,715

		249,272,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,272,650)		249,272,650

Value
TOTAL INVESTMENTS
IN SECURITIES – 101.87%
(Cost: $7,200,320,997)	$7,330,949,833
Other Assets, Less Liabilities – (1.87)%	(134,413,098)

NET ASSETS – 100.00%	$7,196,536,735

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.82%

ADVERTISING – 0.05%
Omnicom Group Inc.
4.45%, 08/15/20	$400,000	$410,352
6.25%, 07/15/19	1,000,000	1,156,105

		1,566,457

AEROSPACE & DEFENSE – 1.06%
Boeing Co. (The)
1.88%, 11/20/12	4,000,000	4,078,094
4.88%, 02/15/20	1,250,000	1,410,965
6.00%, 03/15/19	2,550,000	3,084,036
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750,000	1,933,925
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,705,431
5.25%, 02/01/14	1,174,000	1,324,622
L-3 Communications Corp.
5.20%, 10/15/19	1,300,000	1,399,672
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,361,193
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,653,337
Raytheon Co.
4.40%, 02/15/20	2,550,000	2,842,028
6.40%, 12/15/18	500,000	613,618
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	228,788
United Technologies Corp.
4.50%, 04/15/20	2,000,000	2,234,872
4.88%, 05/01/15	3,000,000	3,405,091
6.13%, 02/01/19	1,711,000	2,101,793

		31,377,465

AGRICULTURE – 1.13%
Altria Group Inc.
4.13%, 09/11/15	1,000,000	1,050,008
8.50%, 11/10/13	2,750,000	3,261,753
9.25%, 08/06/19	2,625,000	3,402,947
9.70%, 11/10/18	3,555,000	4,657,988
Archer-Daniels-Midland Co.
5.45%, 03/15/18[a]	750,000	871,510

Security	Principal	Value
Bunge Limited Finance Corp.
5.35%, 04/15/14	$2,375,000	$2,518,052
8.50%, 06/15/19	400,000	482,700
Lorillard Tobacco Co.
6.88%, 05/01/20	1,000,000	1,042,488
8.13%, 06/23/19	2,000,000	2,261,010
Philip Morris
International Inc.
4.50%, 03/26/20	1,750,000	1,886,824
4.88%, 05/16/13	2,450,000	2,671,623
5.65%, 05/16/18	3,333,000	3,830,322
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,475,421
7.25%, 06/01/13	1,950,000	2,150,456
7.63%, 06/01/16	1,500,000	1,735,711

		33,298,813

AIRLINES – 0.07%
Southwest Airlines Co.
5.75%, 12/15/16[a]	2,000,000	2,171,958

		2,171,958

AUTO MANUFACTURERS – 0.20%
DaimlerChrysler North
America Holding Corp.
5.75%, 09/08/11	2,000,000	2,094,366
6.50%, 11/15/13	3,333,000	3,801,261

		5,895,627

AUTO PARTS & EQUIPMENT – 0.08%
Johnson Controls Inc.
5.50%, 01/15/16	2,200,000	2,471,920

		2,471,920

BANKS – 14.34%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,406,645
6.00%, 09/13/17	750,000	851,988
American Express
Centurion Bank
6.00%, 09/13/17	1,250,000	1,419,980

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Bank of America Corp.
4.50%, 04/01/15	$6,000,000	$6,233,401
4.88%, 01/15/13	8,720,000	9,223,711
4.90%, 05/01/13	2,000,000	2,120,051
5.38%, 08/15/11	2,000,000	2,088,360
5.42%, 03/15/17	1,500,000	1,544,863
5.49%, 03/15/19	2,250,000	2,266,737
5.63%, 07/01/20	1,000,000	1,033,863
5.65%, 05/01/18	6,475,000	6,739,891
5.75%, 12/01/17	5,500,000	5,840,556
6.50%, 08/01/16	2,250,000	2,477,967
7.38%, 05/15/14	5,000,000	5,725,232
7.63%, 06/01/19	2,750,000	3,217,982
Bank of America N.A.
Series BKNT
5.30%, 03/15/17[a]	2,000,000	2,052,147
6.10%, 06/15/17	5,100,000	5,440,346
Bank of New York
Mellon Corp. (The)
3.10%, 01/15/15	500,000	522,022
4.30%, 05/15/14	2,000,000	2,175,296
4.60%, 01/15/20	2,125,000	2,349,713
4.95%, 11/01/12	3,333,000	3,596,988
5.45%, 05/15/19[a]	1,500,000	1,726,318
Bank of Nova Scotia
2.25%, 01/22/13	2,000,000	2,046,694
3.40%, 01/22/15	5,000,000	5,294,664
Barclays Bank PLC
2.50%, 01/23/13	3,900,000	3,972,337
5.00%, 09/22/16	2,000,000	2,174,085
5.13%, 01/08/20	4,250,000	4,530,991
5.20%, 07/10/14	2,000,000	2,196,487
5.45%, 09/12/12	3,750,000	4,042,521
6.75%, 05/22/19	1,750,000	2,061,853
BB&T Corp.
3.85%, 07/27/12	1,000,000	1,042,372
5.20%, 12/23/15	1,137,000	1,268,284
5.25%, 11/01/19	3,000,000	3,266,068
5.70%, 04/30/14	2,700,000	3,036,744
BNP Paribas SA
2.13%, 12/21/12	2,250,000	2,280,024
Charter One Bank N.A.
6.38%, 05/15/12	1,000,000	1,043,190

Security	Principal	Value
China Development Bank
5.00%, 10/15/15	$1,000,000	$1,119,026
Comerica Bank
5.20%, 08/22/17	2,700,000	2,815,351
Credit Suisse
5.40%, 01/14/20	2,500,000	2,635,165
Credit Suisse New York
3.45%, 07/02/12	2,000,000	2,065,443
3.50%, 03/23/15	2,500,000	2,591,623
5.00%, 05/15/13	7,000,000	7,568,324
5.30%, 08/13/19	1,500,000	1,647,851
5.50%, 05/01/14	4,000,000	4,433,868
6.00%, 02/15/18	1,000,000	1,092,120
Deutsche Bank AG London
2.38%, 01/11/13	2,000,000	2,033,154
3.45%, 03/30/15[a]	2,000,000	2,086,879
4.88%, 05/20/13	2,000,000	2,159,362
5.38%, 10/12/12	4,000,000	4,322,713
6.00%, 09/01/17	5,004,000	5,771,450
Discover Bank
7.00%, 04/15/20	500,000	536,867
8.70%, 11/18/19	1,000,000	1,178,743
Export-Import Bank of
Korea (The)
5.50%, 10/17/12	2,550,000	2,722,090
8.13%, 01/21/14	3,150,000	3,717,503
Fifth Third Bancorp
4.50%, 06/01/18	500,000	492,584
5.45%, 01/15/17	1,300,000	1,369,174
6.25%, 05/01/13	1,500,000	1,637,846
Fifth Third Capital Trust IV
6.50%, 04/15/17	500,000	430,000
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500,000	2,650,832
4.88%, 08/24/20	1,000,000	1,033,957
HSBC Holdings PLC
5.25%, 12/12/12	1,711,000	1,825,084
ICICI Bank Ltd.
6.63%, 10/03/12[b]	1,500,000	1,599,375
JPMorgan Chase Bank N.A.
Series BKNT
6.00%, 10/01/17	6,341,000	7,145,543

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
KeyBank N.A.
5.45%, 03/03/16	$1,536,000	$1,645,740
5.70%, 08/15/12	1,350,000	1,431,000
KfW
1.25%, 06/15/12	2,000,000	2,023,581
1.88%, 01/14/13	12,500,000	12,830,079
2.00%, 01/17/12	5,500,000	5,610,243
2.63%, 03/03/15[a]	5,100,000	5,354,762
2.75%, 10/21/14[a]	2,500,000	2,638,966
3.25%, 10/14/11	7,000,000	7,215,179
3.25%, 03/15/13	6,750,000	7,154,895
3.50%, 05/16/13	6,500,000	6,944,460
3.50%, 03/10/14	9,350,000	10,113,640
4.00%, 01/27/20[a]	3,500,000	3,868,310
4.50%, 07/16/18[a]	6,047,000	6,940,981
4.75%, 05/15/12	2,500,000	2,674,470
4.88%, 01/17/17	6,000,000	6,995,458
4.88%, 06/17/19	3,000,000	3,530,002
Landeskreditbank Baden-
Wuerttemberg – Foerderbank
4.88%, 01/13/12[a]	1,200,000	1,265,133
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	6,000,000	6,397,033
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,985,805
Manufacturers and Traders
Trust Co.
6.63%, 12/04/17[a]	1,000,000	1,141,565
National City Corp.
4.90%, 01/15/15	1,322,000	1,444,483
Northern Trust Corp.
4.63%, 05/01/14	1,000,000	1,088,948
Oesterreichische
Kontrollbank AG
3.13%, 10/14/11	2,750,000	2,825,116
4.75%, 10/16/12	3,333,000	3,597,973
4.88%, 02/16/16[a]	4,250,000	4,862,407
5.00%, 04/25/17	1,800,000	2,066,929

Security	Principal	Value
PNC Funding Corp.
4.25%, 09/21/15[c]	$750,000	$797,591
5.13%, 02/08/20[c]	1,500,000	1,627,850
5.25%, 11/15/15[c]	3,837,000	4,251,689
5.40%, 06/10/14[c]	3,000,000	3,318,098
5.63%, 02/01/17[c]	1,750,000	1,921,951
Regions Bank
7.50%, 05/15/18	1,000,000	1,048,632
Regions Financial Corp.
7.75%, 11/10/14	1,250,000	1,349,431
Royal Bank of Canada
2.10%, 07/29/13	1,000,000	1,025,500
Royal Bank of Canada
New York
2.25%, 03/15/13	500,000	514,330
Royal Bank of Scotland
Group PLC
4.88%, 03/16/15	2,250,000	2,341,268
5.00%, 10/01/14	1,833,000	1,810,219
5.05%, 01/08/15	2,000,000	1,958,519
5.63%, 08/24/20	2,000,000	2,048,324
6.40%, 10/21/19	1,000,000	1,066,860
Sovereign Bank
5.13%, 03/15/13	4,250,000	4,394,807
8.75%, 05/30/18	250,000	288,216
State Street Corp.
4.30%, 05/30/14[a]	1,500,000	1,621,573
5.25%, 10/15/18	1,000,000	1,124,271
SunTrust Bank
6.00%, 09/11/17	750,000	818,080
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,593,168
U.S. Bancorp
2.45%, 07/27/15	1,000,000	1,016,621
2.88%, 11/20/14	500,000	515,733
U.S. Bancorp Series S
2.00%, 06/14/13	1,500,000	1,522,196
UBS AG Stamford
3.88%, 01/15/15	1,500,000	1,553,894
4.88%, 08/04/20	4,000,000	4,151,395
5.75%, 04/25/18	500,000	557,853
5.88%, 12/20/17	5,033,000	5,665,959

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
UBS AG Stamford Series 10
5.88%, 07/15/16	$2,250,000	$2,445,239
UBS Preferred Funding
Trust V Series 1
6.24%, 05/15/16	1,300,000	1,209,000
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,873,186
6.38%, 08/01/11	4,250,000	4,476,652
Wachovia Bank N.A./
Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,471,563
Wachovia Corp./Wells
Fargo & Co.
5.25%, 08/01/14	2,750,000	2,951,550
5.30%, 10/15/11	3,333,000	3,491,220
5.50%, 05/01/13	6,000,000	6,574,378
5.63%, 10/15/16	2,750,000	3,017,023
5.75%, 06/15/17[a]	3,900,000	4,405,868
5.75%, 02/01/18	1,900,000	2,150,579
Wells Fargo & Co.
3.63%, 04/15/15	2,500,000	2,622,933
5.00%, 11/15/14	1,000,000	1,078,773
5.13%, 09/01/12	4,000,000	4,253,344
5.13%, 09/15/16	1,250,000	1,336,530
5.30%, 08/26/11	5,000,000	5,230,400
5.63%, 12/11/17	3,897,000	4,398,120
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000,000	4,307,531
5.75%, 05/16/16	900,000	987,802
Wells Fargo Capital XV
9.75%, 09/26/13	2,000,000	2,165,000
Westpac Banking Corp.
2.10%, 08/02/13	1,500,000	1,512,487
2.25%, 11/19/12	3,750,000	3,804,207
3.00%, 08/04/15	3,500,000	3,525,273
4.20%, 02/27/15	1,000,000	1,067,745
4.63%, 06/01/18	1,650,000	1,692,607

		424,592,494

BEVERAGES – 1.90%
Anheuser-Busch
Companies Inc.
5.50%, 01/15/18	2,670,000	2,990,331

Security	Principal	Value
Anheuser-Busch InBev
Worldwide Inc.
3.00%, 10/15/12	$2,000,000	$2,063,122
4.13%, 01/15/15	4,000,000	4,277,552
5.38%, 01/15/20	3,000,000	3,374,591
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,541,576
6.95%, 03/15/14	2,500,000	2,973,441
Coca-Cola Co. (The)
3.63%, 03/15/14	1,950,000	2,098,476
5.35%, 11/15/17	2,500,000	2,934,672
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	3,400,000	4,078,170
Diageo Capital PLC
7.38%, 01/15/14	2,750,000	3,250,202
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,795,487
5.50%, 04/01/13	4,250,000	4,701,311
Dr Pepper Snapple
Group Inc.
6.82%, 05/01/18	1,500,000	1,840,185
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,741,895
PepsiCo Inc.
3.10%, 01/15/15	4,000,000	4,245,114
4.50%, 01/15/20	1,500,000	1,663,209
4.65%, 02/15/13	3,333,000	3,635,368
5.00%, 06/01/18	1,950,000	2,239,639
7.90%, 11/01/18	1,322,000	1,771,011

		56,215,352

BIOTECHNOLOGY – 0.47%
Amgen Inc.
4.85%, 11/18/14[a]	2,500,000	2,798,146
5.70%, 02/01/19	1,711,000	2,048,129
Biogen Idec Inc.
6.00%, 03/01/13	4,250,000	4,629,293
Genentech Inc.
4.75%, 07/15/15	2,000,000	2,251,945
Life Technologies Corp.
4.40%, 03/01/15	2,000,000	2,104,856

		13,832,369

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
BUILDING MATERIALS – 0.31%
CRH America Inc.
5.30%, 10/15/13	$1,666,000	$1,773,917
6.00%, 09/30/16	2,200,000	2,411,521
6.95%, 03/15/12	935,000	999,865
Lafarge SA
6.50%, 07/15/16	2,000,000	2,125,657
Owens Corning
9.00%, 06/15/19	1,640,000	1,927,000

		9,237,960

CHEMICALS – 1.51%
Dow Chemical Co. (The)
4.85%, 08/15/12	1,950,000	2,052,840
5.70%, 05/15/18	2,500,000	2,663,213
5.90%, 02/15/15	750,000	830,448
6.00%, 10/01/12	1,322,000	1,425,595
7.60%, 05/15/14	2,600,000	3,022,115
8.55%, 05/15/19	3,000,000	3,748,797
E.I. du Pont de Nemours
and Co.
4.63%, 01/15/20	4,250,000	4,726,068
5.00%, 01/15/13	1,666,000	1,817,469
5.88%, 01/15/14	3,400,000	3,888,314
6.00%, 07/15/18	2,250,000	2,706,117
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,382,663
Potash Corp. of
Saskatchewan Inc.
5.25%, 05/15/14	2,750,000	3,055,984
PPG Industries Inc.
5.75%, 03/15/13	2,000,000	2,202,749
6.65%, 03/15/18	584,000	707,988
Praxair Inc.
3.25%, 09/15/15	1,950,000	2,081,579
5.25%, 11/15/14	1,666,000	1,912,948
6.38%, 04/01/12	4,250,000	4,623,189
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,197,811
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500,000	527,398

		44,573,285

Security	Principal	Value
COMMERCIAL SERVICES – 0.78%
Block Financial LLC
5.13%, 10/30/14	$1,000,000	$1,046,941
7.88%, 01/15/13	1,000,000	1,102,166
Duke University
4.20%, 04/01/14	1,554,000	1,705,209
Emory University
5.63%, 09/01/19	1,000,000	1,172,980
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,839,350
Moody’s Corp.
5.50%, 09/01/20	800,000	809,174
Princeton University Series A
4.95%, 03/01/19	500,000	574,300
R.R. Donnelley & Sons Co.
4.95%, 04/01/14	1,000,000	1,030,000
6.13%, 01/15/17	1,617,000	1,657,425
7.63%, 06/15/20	1,500,000	1,545,000
Stanford University
3.63%, 05/01/14	3,000,000	3,247,628
4.75%, 05/01/19	318,000	361,225
Vanderbilt University
5.25%, 04/01/19	750,000	871,926
Western Union Co. (The)
5.25%, 04/01/20[b]	802,000	862,801
5.40%, 11/17/11	572,000	601,263
5.93%, 10/01/16	1,250,000	1,434,153
6.50%, 02/26/14	2,000,000	2,313,191
Yale University
2.90%, 10/15/14	1,000,000	1,056,099

		23,230,831

COMPUTERS – 1.19%
Computer Sciences Corp.
5.50%, 03/15/13	2,000,000	2,166,950
6.50%, 03/15/18	1,000,000	1,152,186
Dell Inc.
4.70%, 04/15/13	1,500,000	1,630,806
5.88%, 06/15/19	750,000	866,534
Electronic Data
Systems Corp. Series B
6.00%, 08/01/13	2,000,000	2,270,879

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Hewlett-Packard Co.
4.25%, 02/24/12	$1,450,000	$1,521,646
4.50%, 03/01/13	2,750,000	2,983,086
6.13%, 03/01/14	5,388,000	6,246,286
IBM International Group
Capital LLC
5.05%, 10/22/12	2,550,000	2,766,367
International Business
Machines Corp.
4.75%, 11/29/12	3,333,000	3,610,967
5.70%, 09/14/17	750,000	889,084
6.50%, 10/15/13	2,500,000	2,908,508
7.63%, 10/15/18	2,990,000	3,947,240
8.38%, 11/01/19	1,125,000	1,564,722
Lexmark International Inc.
6.65%, 06/01/18	500,000	560,000

		35,085,261

COSMETICS & PERSONAL CARE – 0.51%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,131,308
6.50%, 03/01/19	1,000,000	1,233,015
Colgate-Palmolive Co.
Series F
3.15%, 08/05/15	4,000,000	4,245,444
Procter & Gamble Co. (The)
1.38%, 08/01/12	1,500,000	1,516,849
3.50%, 02/15/15	2,200,000	2,374,965
4.70%, 02/15/19	4,000,000	4,526,871

		15,028,452

DISTRIBUTION & WHOLESALE – 0.02%
Ingram Micro Inc.
5.25%, 09/01/17	700,000	714,765

		714,765

DIVERSIFIED FINANCIAL SERVICES – 18.32%
Allstate Life Global
Funding Trusts
5.38%, 04/30/13	5,875,000	6,490,634

Security	Principal	Value
American Express Co.
4.88%, 07/15/13	$1,666,000	$1,798,732
5.50%, 09/12/16	1,625,000	1,788,255
6.80%, 09/01/16	1,322,000	1,282,340
7.00%, 03/19/18[a]	1,800,000	2,138,557
7.25%, 05/20/14	2,500,000	2,895,835
8.13%, 05/20/19	3,200,000	4,127,846
American Express Credit Co.
Series C
7.30%, 08/20/13	6,250,000	7,150,519
Ameriprise Financial Inc.
5.30%, 03/15/20	4,000,000	4,382,407
5.65%, 11/15/15	1,200,000	1,358,850
Bear Stearns Companies Inc.
(The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,333,000	3,743,155
6.40%, 10/02/17	2,250,000	2,602,810
6.95%, 08/10/12	4,000,000	4,408,824
7.25%, 02/01/18	5,166,000	6,230,483
BP Capital Markets PLC
3.63%, 05/08/14	3,000,000	2,972,665
3.88%, 03/10/15	2,200,000	2,180,482
4.75%, 03/10/19	1,250,000	1,221,743
5.25%, 11/07/13	3,512,000	3,646,497
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	3,177,980
Capital One Financial Corp.
5.70%, 09/15/11	2,633,000	2,744,560
6.15%, 09/01/16	1,750,000	1,902,297
6.75%, 09/15/17	2,000,000	2,343,869
Caterpillar Financial
Services Corp.
6.13%, 02/17/14	3,850,000	4,407,454
7.15%, 02/15/19	1,750,000	2,231,698
Caterpillar Financial
Services Corp. Series F
5.13%, 10/12/11	2,250,000	2,355,532
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000,000	1,042,258
4.95%, 06/01/14	1,300,000	1,428,380

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Citigroup Inc.
5.00%, 09/15/14	$3,760,000	$3,864,770
5.30%, 10/17/12	4,000,000	4,223,451
5.30%, 01/07/16	2,600,000	2,736,698
5.50%, 04/11/13	14,656,000	15,585,902
5.50%, 10/15/14[a]	2,000,000	2,140,996
5.50%, 02/15/17	2,250,000	2,307,642
5.63%, 08/27/12	3,000,000	3,145,996
6.00%, 08/15/17[a]	1,000,000	1,077,586
6.01%, 01/15/15	4,000,000	4,312,530
6.13%, 11/21/17[a]	6,010,000	6,498,356
6.13%, 05/15/18	6,450,000	6,960,137
6.38%, 08/12/14	4,750,000	5,204,957
6.50%, 08/19/13	2,500,000	2,738,685
8.50%, 05/22/19	4,750,000	5,807,799
CME Group Inc.
5.75%, 02/15/14	1,800,000	2,021,607
Countrywide Financial Corp.
5.80%, 06/07/12	1,985,000	2,114,025
6.25%, 05/15/16	750,000	802,049
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	1,617,000	1,471,470
Credit Suisse (USA) Inc.
5.38%, 03/02/16	5,004,000	5,645,602
6.13%, 11/15/11	4,500,000	4,751,327
6.50%, 01/15/12	3,300,000	3,514,639
Credit Suisse First Boston
(USA) Inc.
4.88%, 01/15/15	2,250,000	2,465,900
5.13%, 08/15/15	2,750,000	3,058,488
Discover Financial Services
10.25%, 07/15/19	1,300,000	1,646,832
Eaton Vance Corp.
6.50%, 10/02/17	1,000,000	1,164,302
Eksportfinans A/S
3.00%, 11/17/14	1,500,000	1,577,814
5.00%, 02/14/12	2,000,000	2,121,816
5.50%, 05/25/16	2,000,000	2,343,256
5.50%, 06/26/17	1,000,000	1,184,539
Franklin Resources Inc.
2.00%, 05/20/13	2,500,000	2,546,201

Security	Principal	Value
General Electric Capital Corp.
2.80%, 01/08/13	$5,000,000	$5,148,981
4.80%, 05/01/13	3,250,000	3,506,577
5.00%, 11/15/11	2,000,000	2,099,729
5.00%, 01/08/16	10,035,000	11,076,947
5.25%, 10/19/12	9,616,000	10,342,047
5.50%, 01/08/20	2,000,000	2,194,438
5.63%, 09/15/17[a]	4,000,000	4,418,546
5.63%, 05/01/18	2,800,000	3,088,027
5.88%, 02/15/12	4,500,000	4,796,988
5.90%, 05/13/14	6,000,000	6,775,016
6.00%, 08/07/19	1,400,000	1,580,511
6.38%, 11/15/17[a]	1,500,000	1,440,000
General Electric Capital Corp.
Series A
3.75%, 11/14/14	2,250,000	2,357,673
5.45%, 01/15/13[a]	2,750,000	2,981,629
5.55%, 05/04/20[a]	2,000,000	2,191,096
6.00%, 06/15/12	3,500,000	3,777,966
Goldman Sachs Capital
Trust II
5.79%, 06/01/12	2,500,000	2,000,000
Goldman Sachs
Group Inc. (The)
3.70%, 08/01/15	5,000,000	5,062,388
5.00%, 10/01/14	6,692,000	7,231,605
5.15%, 01/15/14	1,950,000	2,100,230
5.25%, 10/15/13[a]	7,000,000	7,584,216
5.35%, 01/15/16	2,250,000	2,430,236
5.38%, 03/15/20	2,500,000	2,585,749
5.45%, 11/01/12	750,000	805,681
5.63%, 01/15/17	2,000,000	2,091,794
5.70%, 09/01/12	2,000,000	2,151,188
5.75%, 10/01/16[a]	4,250,000	4,649,965
5.95%, 01/18/18	2,750,000	2,983,567
6.00%, 05/01/14	1,700,000	1,888,772
6.00%, 06/15/20	6,000,000	6,478,673
6.15%, 04/01/18	8,706,000	9,514,794
6.60%, 01/15/12	3,250,000	3,468,075
HSBC Finance Capital
Trust IX
5.91%, 11/30/15	1,100,000	979,000

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
HSBC Finance Corp.
5.00%, 06/30/15	$1,950,000	$2,111,169
5.50%, 01/19/16	4,035,000	4,408,729
6.38%, 10/15/11	3,500,000	3,661,658
6.38%, 11/27/12	4,250,000	4,607,835
7.00%, 05/15/12	2,400,000	2,579,806
Jefferies Group Inc.
5.50%, 03/15/16	900,000	937,337
8.50%, 07/15/19	650,000	761,451
John Deere Capital Corp.
7.00%, 03/15/12	7,713,000	8,451,262
John Deere Capital Corp. Series D
5.35%, 04/03/18	4,000,000	4,581,115
JPMorgan Chase & Co.
4.40%, 07/22/20	1,000,000	1,009,571
4.65%, 06/01/14	1,950,000	2,110,643
4.75%, 05/01/13	6,000,000	6,474,056
4.95%, 03/25/20	2,000,000	2,110,693
5.13%, 09/15/14	1,500,000	1,638,796
5.15%, 10/01/15	9,000,000	9,931,889
5.38%, 10/01/12	2,250,000	2,421,719
5.75%, 01/02/13	6,392,000	6,966,002
6.00%, 01/15/18	7,050,000	8,000,041
6.30%, 04/23/19	1,750,000	2,009,914
Lazard Group LLC
6.85%, 06/15/17[a]	1,650,000	1,752,561
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	1,050,282
5.45%, 07/15/14	6,692,000	7,175,092
6.05%, 08/15/12	6,500,000	6,926,926
6.05%, 05/16/16	6,300,000	6,567,356
6.40%, 08/28/17	2,275,000	2,456,830
6.88%, 04/25/18	4,338,000	4,797,242
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	2,250,000	2,362,234

Security	Principal	Value
Morgan Stanley
4.10%, 01/26/15	$2,500,000	$2,546,166
4.20%, 11/20/14	1,500,000	1,538,329
4.75%, 04/01/14	5,343,000	5,485,873
5.30%, 03/01/13	8,250,000	8,784,608
5.38%, 10/15/15	1,625,000	1,716,578
5.45%, 01/09/17	4,000,000	4,156,289
5.50%, 01/26/20	3,200,000	3,234,971
5.50%, 07/24/20	1,000,000	1,009,077
5.63%, 01/09/12	2,250,000	2,349,727
5.63%, 09/23/19	5,250,000	5,360,027
5.75%, 10/18/16	2,325,000	2,481,650
5.95%, 12/28/17	1,500,000	1,588,287
6.00%, 05/13/14	5,000,000	5,440,567
6.00%, 04/28/15	7,000,000	7,591,834
6.60%, 04/01/12	1,137,000	1,213,788
6.63%, 04/01/18	4,333,000	4,735,550
7.30%, 05/13/19	2,100,000	2,369,221
Morgan Stanley Series F
5.55%, 04/27/17[a]	2,000,000	2,081,014
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324,000	2,289,140
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,500,000	1,558,402
5.55%, 01/15/20	750,000	796,092
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	1,500,000	1,665,541
7.25%, 03/01/12	3,333,000	3,630,133
10.38%, 11/01/18	1,500,000	2,150,100
Nomura Holdings Inc.
5.00%, 03/04/15	2,500,000	2,677,592
6.70%, 03/04/20	1,000,000	1,133,084
NYSE Euronext
4.80%, 06/28/13	1,000,000	1,086,407
ORIX Corp.
4.71%, 04/27/15	1,250,000	1,279,744
PACCAR Financial Corp. Series S
2.05%, 06/17/13	1,500,000	1,509,922

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
SLM Corp.
5.00%, 10/01/13	$1,990,000	$1,890,500
5.13%, 08/27/12	750,000	735,000
5.38%, 05/15/14	2,125,000	1,976,250
8.00%, 03/25/20	1,000,000	870,000
8.45%, 06/15/18	3,916,000	3,612,510
Svensk Exportkredit AB
5.13%, 03/01/17	1,000,000	1,159,327
Svensk Exportkredit AB Series D
4.88%, 09/29/11	2,000,000	2,087,534
TD Ameritrade Holding Corp.
4.15%, 12/01/14	4,000,000	4,207,999
TECO Finance Inc.
5.15%, 03/15/20	4,000,000	4,335,394
Toyota Motor Credit Corp.
3.20%, 06/17/15	3,000,000	3,163,531
Toyota Motor Credit Corp. Series MTN
1.38%, 08/12/13	1,000,000	1,003,437
UFJ Finance Aruba AEC
6.75%, 07/15/13[a]	4,250,000	4,760,000
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	2,200,000	2,233,000

		542,228,542

ELECTRIC – 4.83%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	4,028,613
Ameren Energy Generating Co.
7.00%, 04/15/18[a]	500,000	533,966
Appalachian Power Co. Series O
5.65%, 08/15/12	1,000,000	1,071,977
Arizona Public Service Co.
5.80%, 06/30/14[a]	2,250,000	2,498,521
Carolina Power & Light Co.
5.30%, 01/15/19	3,000,000	3,452,298

Security	Principal	Value
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14[a]	$1,000,000	$1,121,968
7.00%, 03/01/14	584,000	680,261
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000,000	3,754,997
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625,000	1,872,243
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	2,200,000	2,530,552
7.13%, 12/01/18	1,174,000	1,502,792
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,578,420
Consumers Energy Co.
6.13%, 03/15/19	750,000	877,331
6.70%, 09/15/19	2,650,000	3,249,194
Detroit Edison Co. (The)
3.45%, 10/01/20	1,000,000	1,008,464
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	4,521,904
5.70%, 09/17/12	500,000	543,887
8.88%, 01/15/19	1,250,000	1,692,625
Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11	400,000	376,000
DPL Inc.
6.88%, 09/01/11	1,000,000	1,055,420
Duke Capital LLC
6.25%, 02/15/13	1,333,000	1,447,804
Duke Energy Corp.
3.95%, 09/15/14	1,625,000	1,734,864
5.05%, 09/15/19	500,000	556,332
6.25%, 01/15/12	3,572,000	3,825,193
7.00%, 11/15/18[a]	2,330,000	2,958,630
Duke Energy Indiana Inc.
3.75%, 07/15/20	2,400,000	2,515,085
Enersis SA
7.40%, 12/01/16[a]	4,250,000	5,004,417

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	$3,000,000	$3,407,492
Entergy Texas Inc.
7.13%, 02/01/19	1,000,000	1,203,188
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,645,841
Exelon Generation Co. LLC
5.35%, 01/15/14	3,333,000	3,656,221
FirstEnergy Corp.
6.45%, 11/15/11	2,124,000	2,235,078
Florida Power & Light Co.
5.55%, 11/01/17	2,250,000	2,620,605
Florida Power Corp.
5.65%, 06/15/18	3,033,000	3,557,570
FPL Group Capital Inc.
2.55%, 11/15/13	1,000,000	1,019,927
6.65%, 06/15/17	768,000	729,600
7.88%, 12/15/15	1,174,000	1,472,053
Georgia Power Co.
4.25%, 12/01/19	1,000,000	1,076,826
Illinois Power Co.
6.13%, 11/15/17[a]	2,000,000	2,266,341
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,226,167
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,821,463
National Grid PLC
6.30%, 08/01/16	3,083,000	3,592,270
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,490,157
7.13%, 03/15/19	1,000,000	1,229,856
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	4,420,000
Northern States Power Co.
1.95%, 08/15/15	700,000	705,234
NSTAR
4.50%, 11/15/19	1,000,000	1,100,409
Ohio Power Co. Series K
6.00%, 06/01/16	4,250,000	4,908,473

Security	Principal	Value
Oncor Electric Delivery Co.
6.38%, 05/01/12	$500,000	$537,950
Pacific Gas & Electric Co.
4.80%, 03/01/14	4,192,000	4,633,029
PacifiCorp
6.90%, 11/15/11	1,000,000	1,069,458
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	308,100
6.30%, 07/15/13	2,250,000	2,494,992
Progress Energy Inc.
4.88%, 12/01/19	250,000	275,293
PSEG Power LLC
2.50%, 04/15/13	700,000	715,096
5.13%, 04/15/20	500,000	541,219
5.50%, 12/01/15	2,200,000	2,494,759
6.95%, 06/01/12	584,000	636,270
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,267,904
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750,000	927,823
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,454,371
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,342,740
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	1,000,000	1,114,991
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125,000	1,462,222
TransAlta Corp.
4.75%, 01/15/15	3,000,000	3,218,423
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,518,598
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,192,893

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Virginia Electric and Power Co.
5.10%, 11/30/12	$2,250,000	$2,439,581
5.95%, 09/15/17	1,000,000	1,187,331
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,375,000	2,724,820

		142,936,392

ELECTRICAL COMPONENTS & EQUIPMENT – 0.12%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,971,940
5.25%, 10/15/18	584,000	685,901

		3,657,841

ELECTRONICS – 0.52%
Agilent Technologies Inc.
2.50%, 07/15/13	877,000	889,031
5.00%, 07/15/20[a]	1,100,000	1,158,671
5.50%, 09/14/15	500,000	559,467
6.50%, 11/01/17	500,000	579,556
Amphenol Corp.
4.75%, 11/15/14	2,550,000	2,757,305
Avnet Inc.
5.88%, 03/15/14	1,000,000	1,090,862
Koninklijke Philips Electronics NV
5.75%, 03/11/18	3,325,000	3,856,887
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	4,250,000	4,456,544

		15,348,323

ENTERTAINMENT – 0.02%
International Game Technology
7.50%, 06/15/19	500,000	586,813

		586,813

ENVIRONMENTAL CONTROL – 0.37%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334,000	2,567,400
Republic Services Inc.
5.00%, 03/01/20	1,750,000	1,882,914
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,540,100
6.38%, 03/11/15	4,250,000	4,932,757

		10,923,171

Security	Principal	Value
FOOD – 1.89%
Campbell Soup Co.
3.38%, 08/15/14	$2,000,000	$2,149,750
ConAgra Foods Inc.
5.88%, 04/15/14	700,000	789,295
7.00%, 04/15/19	750,000	929,379
General Mills Inc.
5.25%, 08/15/13	300,000	334,194
5.65%, 09/10/12	1,950,000	2,121,714
5.65%, 02/15/19	2,048,000	2,403,884
6.00%, 02/15/12	1,322,000	1,414,610
H.J. Heinz Co.
5.35%, 07/15/13	2,750,000	3,029,684
Kellogg Co.
4.15%, 11/15/19[a]	750,000	808,890
4.45%, 05/30/16	2,500,000	2,771,889
Kraft Foods Inc.
4.13%, 02/09/16	1,500,000	1,596,364
5.38%, 02/10/20	7,000,000	7,762,243
6.00%, 02/11/13	3,683,000	4,069,381
6.13%, 02/01/18	1,076,000	1,260,611
6.13%, 08/23/18	1,500,000	1,762,899
6.25%, 06/01/12	2,250,000	2,432,494
6.50%, 08/11/17	2,500,000	2,962,180
Kroger Co. (The)
6.40%, 08/15/17	1,250,000	1,477,994
7.50%, 01/15/14	3,000,000	3,536,289
Ralcorp Holdings Inc.
4.95%, 08/15/20	900,000	940,985
Safeway Inc.
3.95%, 08/15/20	1,700,000	1,716,717
5.80%, 08/15/12	1,048,000	1,135,931
6.35%, 08/15/17	750,000	889,593
Sara Lee Corp.
4.10%, 09/15/20	1,500,000	1,512,295
6.25%, 09/15/11	979,000	1,030,584
Sysco Corp.
5.25%, 02/12/18	2,000,000	2,296,888
Unilever Capital Corp.
3.65%, 02/15/14[a]	2,500,000	2,695,986

		55,832,723

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.26%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	$1,325,000	$1,532,654
International Paper Co.
7.40%, 06/15/14	1,076,000	1,238,403
7.95%, 06/15/18	2,174,000	2,609,766
9.38%, 05/15/19	1,750,000	2,251,875

		7,632,698

GAS – 0.19%
AGL Capital Corp.
5.25%, 08/15/19	350,000	371,024
National Fuel Gas Co.
8.75%, 05/01/19	750,000	943,969
Sempra Energy
6.15%, 06/15/18	2,284,000	2,679,806
9.80%, 02/15/19	1,250,000	1,724,440

		5,719,239

HAND & MACHINE TOOLS – 0.04%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000,000	1,210,000

		1,210,000

HEALTH CARE – PRODUCTS – 0.76%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	3,238,243
CareFusion Corp.
5.13%, 08/01/14	2,000,000	2,175,843
6.38%, 08/01/19	500,000	580,981
Covidien International Finance SA
4.20%, 06/15/20	3,000,000	3,190,666
6.00%, 10/15/17	1,000,000	1,178,435
Hospira Inc.
6.05%, 03/30/17	2,200,000	2,474,862
Johnson & Johnson
2.95%, 09/01/20	200,000	203,652
5.15%, 08/15/12	2,325,000	2,519,264
5.15%, 07/15/18	750,000	874,886
Medtronic Inc.
4.45%, 03/15/20	2,000,000	2,207,589
4.50%, 03/15/14	700,000	769,422
5.60%, 03/15/19	750,000	884,791

Security	Principal	Value
St. Jude Medical Inc.
4.88%, 07/15/19	$1,000,000	$1,117,818
Stryker Corp.
4.38%, 01/15/20	1,000,000	1,083,520

		22,499,972

HEALTH CARE – SERVICES – 0.67%
Aetna Inc.
3.95%, 09/01/20	300,000	298,043
6.00%, 06/15/16	1,800,000	2,085,788
CIGNA Corp.
8.50%, 05/01/19	900,000	1,153,686
Coventry Health Care Inc.
5.95%, 03/15/17	900,000	873,000
Humana Inc.
7.20%, 06/15/18	1,000,000	1,138,329
Quest Diagnostics Inc.
5.45%, 11/01/15	2,000,000	2,238,761
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,450,468
5.50%, 11/15/12	2,500,000	2,685,920
6.00%, 02/15/18	1,600,000	1,857,070
WellPoint Inc.
4.35%, 08/15/20	700,000	719,952
5.00%, 12/15/14	1,125,000	1,227,103
5.25%, 01/15/16	2,000,000	2,206,892
5.88%, 06/15/17	750,000	855,312
6.00%, 02/15/14	900,000	1,007,085

		19,797,409

HOME BUILDERS – 0.08%
MDC Holdings Inc.
5.63%, 02/01/20	2,000,000	1,950,000
Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	515,000

		2,465,000

HOME FURNISHINGS – 0.07%
Whirlpool Corp.
8.60%, 05/01/14	1,800,000	2,130,793

		2,130,793

HOUSEHOLD PRODUCTS & WARES – 0.24%
Clorox Co.
5.45%, 10/15/12	1,000,000	1,084,744
5.95%, 10/15/17	500,000	591,130

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Fortune Brands Inc.
5.38%, 01/15/16	$2,250,000	$2,461,624
Kimberly-Clark Corp.
5.00%, 08/15/13	1,375,000	1,513,369
6.13%, 08/01/17	1,137,000	1,378,785

		7,029,652

HOUSEWARES – 0.08%
Newell Rubbermaid Inc.
4.70%, 08/15/20[a]	300,000	312,346
5.50%, 04/15/13[a]	2,000,000	2,172,249

		2,484,595

INSURANCE – 3.59%
ACE INA Holdings Inc.
5.88%, 06/15/14	1,000,000	1,131,241
5.90%, 06/15/19	750,000	864,894
Aegon NV
4.75%, 06/01/13	1,500,000	1,586,813
Aflac Inc.
3.45%, 08/15/15	700,000	719,221
8.50%, 05/15/19	500,000	625,062
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,859,090
7.45%, 05/16/19	750,000	921,267
American International Group Inc.
5.38%, 10/18/11	1,250,000	1,281,250
5.60%, 10/18/16[a]	4,989,000	4,814,385
5.85%, 01/16/18	1,750,000	1,680,000
8.25%, 08/15/18	4,000,000	4,310,000
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500,000	1,515,942
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	1,500,000	1,544,111
3.20%, 02/11/15	3,250,000	3,430,434
4.00%, 04/15/12	3,400,000	3,573,102
4.63%, 10/15/13	1,625,000	1,789,470
4.85%, 01/15/15	2,670,000	2,988,003
5.00%, 08/15/13	4,000,000	4,439,339
5.40%, 05/15/18	750,000	862,969

Security	Principal	Value
Chubb Corp.
5.75%, 05/15/18	$1,000,000	$1,159,555
6.38%, 04/15/17	1,500,000	1,462,500
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,762,960
5.88%, 08/15/20	900,000	916,596
Genworth Financial Inc.
5.75%, 06/15/14	2,750,000	2,818,750
6.52%, 05/22/18	1,000,000	1,005,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13	1,300,000	1,362,953
6.00%, 01/15/19	1,500,000	1,577,413
6.30%, 03/15/18	2,637,000	2,827,857
Lincoln National Corp.
7.00%, 05/17/16	1,000,000	900,000
8.75%, 07/01/19	2,150,000	2,741,105
Marsh & McLennan Companies Inc.
4.85%, 02/15/13	1,000,000	1,045,744
5.75%, 09/15/15	1,000,000	1,081,900
9.25%, 04/15/19	500,000	652,248
MetLife Inc.
2.38%, 02/06/14	2,000,000	2,009,789
5.00%, 06/15/15	3,333,000	3,645,034
6.13%, 12/01/11	2,250,000	2,378,809
7.72%, 02/15/19	1,650,000	2,062,084
Principal Life Income Fundings Trust
5.30%, 12/14/12	2,000,000	2,152,143
5.30%, 04/24/13	2,353,000	2,564,543
Progressive Corp. (The)
6.70%, 06/15/17	1,000,000	950,000
Prudential Financial Inc.
4.50%, 07/15/13	1,800,000	1,909,115
5.10%, 12/14/11	985,000	1,028,904
7.38%, 06/15/19	1,000,000	1,204,302
8.88%, 06/15/18	1,000,000	1,092,500
Prudential Financial Inc. Series D
4.75%, 09/17/15	4,000,000	4,278,658
6.00%, 12/01/17	1,000,000	1,122,728

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Reinsurance Group of America Inc.
6.45%, 11/15/19	$500,000	$542,176
Torchmark Corp.
9.25%, 06/15/19	325,000	410,819
Transatlantic Holdings Inc.
5.75%, 12/14/15	4,000,000	4,186,342
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,125,000	1,204,052
5.80%, 05/15/18	2,937,000	3,340,763
6.25%, 03/15/17	1,500,000	1,410,000
Unum Group
7.13%, 09/30/16	650,000	724,219
Willis North America Inc.
6.20%, 03/28/17	485,000	515,024
7.00%, 09/29/19	1,600,000	1,742,278
XL Capital Ltd.
5.25%, 09/15/14	4,250,000	4,471,905

		106,197,361

INTERNET – 0.05%
Expedia Inc.
5.95%, 08/15/20[b]	1,400,000	1,428,359

		1,428,359

IRON & STEEL – 0.46%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	470,000
ArcelorMittal SA
5.25%, 08/05/20	1,000,000	973,590
5.38%, 06/01/13	2,500,000	2,661,904
6.13%, 06/01/18	1,617,000	1,708,109
9.85%, 06/01/19	1,550,000	1,947,788
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,731,451
Nucor Corp.
5.75%, 12/01/17	2,700,000	3,159,372

		13,652,214

LODGING – 0.09%
Choice Hotels International Inc.
5.70%, 08/28/20	400,000	404,553

Security	Principal	Value
Marriott International Inc. Series J
5.63%, 02/15/13	$2,179,000	$2,326,429

		2,730,982

MACHINERY – 0.21%
Caterpillar Inc.
5.70%, 08/15/16	5,004,000	5,797,393
Deere & Co.
4.38%, 10/16/19	504,000	551,370

		6,348,763

MACHINERY – DIVERSIFIED – 0.02%
Roper Industries Inc.
6.63%, 08/15/13	500,000	563,646

		563,646

MANUFACTURING – 1.52%
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,183,480
Danaher Corp.
5.40%, 03/01/19	500,000	586,178
5.63%, 01/15/18	2,000,000	2,347,761
Dover Corp.
5.45%, 03/15/18	900,000	1,045,812
Eaton Corp.
5.60%, 05/15/18	1,750,000	2,024,396
GE Capital Trust I
6.38%, 11/15/17	1,250,000	1,200,000
General Electric Co.
5.00%, 02/01/13	8,670,000	9,418,588
5.25%, 12/06/17	4,250,000	4,757,934
Honeywell International Inc.
3.88%, 02/15/14	3,000,000	3,250,495
5.00%, 02/15/19	3,250,000	3,724,433
5.30%, 03/01/18	878,000	1,014,014
Illinois Tool Works Inc.
5.15%, 04/01/14	2,700,000	3,048,428
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	1,114,054
6.88%, 08/15/18[a]	1,750,000	2,112,455
ITT Corp.
4.90%, 05/01/14	2,200,000	2,416,928

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Textron Inc.
5.60%, 12/01/17	$1,000,000	$1,068,618
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	1,163,953
Tyco International Finance SA
3.38%, 10/15/15	1,000,000	1,042,225
8.50%, 01/15/19	1,000,000	1,323,300

		44,843,052

MEDIA – 3.26%
CBS Corp.
5.75%, 04/15/20	1,000,000	1,102,453
8.20%, 05/15/14	2,200,000	2,618,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	6,692,000	7,768,978
Comcast Corp.
5.15%, 03/01/20[a]	3,000,000	3,263,081
5.70%, 05/15/18	1,800,000	2,022,677
5.90%, 03/15/16	1,950,000	2,253,640
6.50%, 01/15/17	2,500,000	2,951,553
COX Communications Inc.
4.63%, 06/01/13	1,950,000	2,088,642
5.45%, 12/15/14	584,000	657,645
7.13%, 10/01/12	2,125,000	2,356,086
DIRECTV Holdings LLC
3.55%, 03/15/15	2,000,000	2,055,623
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14	850,000	917,214
5.88%, 10/01/19	2,750,000	3,088,176
6.38%, 06/15/15	700,000	723,625
7.63%, 05/15/16	1,000,000	1,100,000
Discovery Communications LLC
3.70%, 06/01/15	2,300,000	2,413,190
5.05%, 06/01/20	2,500,000	2,682,951
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,203,334

Security	Principal	Value
NBC Universal Inc.
3.65%, 04/30/15[a,b]	$1,250,000	$1,307,740
5.15%, 04/30/20[a,b]	5,000,000	5,382,142
News America Inc.
5.30%, 12/15/14	3,333,000	3,754,790
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,226,270
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,723,920
6.50%, 07/15/18	2,200,000	2,659,050
Time Warner Cable Inc.
5.00%, 02/01/20	2,000,000	2,126,546
5.40%, 07/02/12	3,322,000	3,563,026
5.85%, 05/01/17	1,322,000	1,490,172
6.75%, 07/01/18	2,218,000	2,627,873
7.50%, 04/01/14	3,500,000	4,116,997
8.25%, 02/14/14	2,200,000	2,628,700
8.25%, 04/01/19	2,600,000	3,313,342
8.75%, 02/14/19	500,000	655,038
Time Warner Inc.
5.88%, 11/15/16	4,250,000	4,926,111
Viacom Inc.
5.63%, 09/15/19	500,000	568,026
6.25%, 04/30/16	3,916,000	4,564,993
Walt Disney Co. (The)
4.50%, 12/15/13	1,500,000	1,663,973
5.50%, 03/15/19	2,000,000	2,369,226
6.38%, 03/01/12	3,333,000	3,615,623

		96,550,426

METAL FABRICATE & HARDWARE – 0.07%
Commercial Metals Co.
7.35%, 08/15/18	2,000,000	2,113,130

		2,113,130

MINING – 1.93%
Alcoa Inc.
5.38%, 01/15/13	190,000	200,450
5.55%, 02/01/17[a]	795,000	808,912
6.15%, 08/15/20	1,500,000	1,510,979
6.75%, 07/15/18	3,808,000	4,055,520
Barrick Gold Corp.
6.95%, 04/01/19	1,000,000	1,254,703

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Barrick Gold Finance Co.
6.13%, 09/15/13	$1,000,000	$1,131,595
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	7,258,413
5.50%, 04/01/14	1,000,000	1,122,954
6.50%, 04/01/19	3,100,000	3,766,352
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	4,000,000	4,255,000
8.38%, 04/01/17	3,333,000	3,695,464
Newmont Mining Corp.
5.13%, 10/01/19[a]	2,000,000	2,203,537
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	3,000,000	3,332,100
6.50%, 07/15/18	5,343,000	6,328,368
8.95%, 05/01/14[a]	2,000,000	2,454,574
Teck Resources Ltd.
3.85%, 08/15/17	100,000	100,986
9.75%, 05/15/14	1,087,000	1,337,010
10.25%, 05/15/16	1,500,000	1,807,500
10.75%, 05/15/19	2,000,000	2,480,000
Vale Overseas Ltd.
5.63%, 09/15/19	1,500,000	1,608,120
6.25%, 01/11/16	1,500,000	1,658,835
6.25%, 01/23/17	1,322,000	1,466,111
Vulcan Materials Co.
7.00%, 06/15/18	1,750,000	1,910,844
Xstrata Canada Corp.
6.00%, 10/15/15	1,250,000	1,389,655

		57,137,982

MULTI-NATIONAL – 6.62%
African Development Bank
1.75%, 10/01/12	3,000,000	3,063,991
1.88%, 01/23/12	2,700,000	2,748,857
3.00%, 05/27/14	4,250,000	4,534,155
Asian Development Bank
1.63%, 07/15/13	8,000,000	8,176,694
2.13%, 03/15/12	2,000,000	2,048,925
2.63%, 02/09/15	2,500,000	2,632,587
2.75%, 05/21/14	3,300,000	3,490,369
3.63%, 09/05/13	2,353,000	2,539,287

Security	Principal	Value
Asian Development Bank Series E
5.50%, 06/27/16[a]	$1,800,000	$2,159,769
Corporacion Andina de Fomento
6.88%, 03/15/12	750,000	807,706
8.13%, 06/04/19	2,000,000	2,514,875
Council Of Europe Development Bank
2.75%, 02/10/15	1,000,000	1,052,649
European Investment Bank
1.63%, 03/15/13	6,800,000	6,941,601
1.75%, 09/14/12	5,600,000	5,725,042
2.63%, 11/15/11	3,000,000	3,076,320
2.88%, 03/15/13	3,250,000	3,416,116
3.00%, 04/08/14	2,600,000	2,762,150
3.13%, 06/04/14	4,000,000	4,273,752
3.25%, 10/14/11	5,000,000	5,153,699
3.25%, 05/15/13	2,250,000	2,389,391
4.63%, 05/15/14	20,092,000	22,463,943
4.88%, 01/17/17	2,000,000	2,331,819
5.13%, 09/13/16	2,000,000	2,359,308
5.13%, 05/30/17	2,500,000	2,954,410
European Investment Bank Series E
2.00%, 02/10/12	6,900,000	7,046,638
4.25%, 07/15/13	9,000,000	9,818,788
Inter-American Development Bank
3.00%, 04/22/14	1,750,000	1,866,608
3.88%, 02/14/20	750,000	831,624
4.25%, 09/10/18	1,000,000	1,135,382
5.13%, 09/13/16[a]	6,692,000	7,898,419
Inter-American Development Bank Series E
3.88%, 09/17/19	1,500,000	1,670,229
Inter-American Development Bank Series G
1.75%, 10/22/12	5,000,000	5,114,373
3.50%, 03/15/13	8,000,000	8,542,454

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
International Bank for Reconstruction and Development
1.75%, 07/15/13	$5,000,000	$5,139,618
2.00%, 04/02/12[a]	7,500,000	7,680,182
2.38%, 05/26/15	12,000,000	12,512,750
3.50%, 10/08/13	3,137,000	3,381,090
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	1,625,000	1,749,221
International Finance Corp.
2.75%, 04/20/15	2,000,000	2,120,337
International Finance Corp. Series G
3.00%, 04/22/14	4,800,000	5,126,934
Korea Development Bank
5.30%, 01/17/13	1,500,000	1,602,309
8.00%, 01/23/14[a]	4,250,000	4,999,717
Nordic Investment Bank
2.38%, 12/15/11	5,200,000	5,322,801
2.63%, 10/06/14	2,000,000	2,100,383
5.00%, 02/01/17	512,000	599,920

		195,877,192

OFFICE & BUSINESS EQUIPMENT – 0.48%
Pitney Bowes Inc.
5.00%, 03/15/15	2,200,000	2,338,155
5.75%, 09/15/17	1,137,000	1,241,256
Xerox Corp.
5.50%, 05/15/12	3,100,000	3,300,729
5.63%, 12/15/19	550,000	608,401
6.35%, 05/15/18	1,750,000	2,004,066
6.40%, 03/15/16	4,000,000	4,657,822

		14,150,429

OIL & GAS – 4.99%
Anadarko Petroleum Corp.
5.95%, 09/15/16	4,333,000	4,268,005
7.63%, 03/15/14[a]	1,500,000	1,605,000
8.70%, 03/15/19	500,000	550,000
Apache Corp.
5.25%, 04/15/13[a]	1,322,000	1,443,413
5.63%, 01/15/17	2,250,000	2,600,080

Security	Principal	Value
Canadian Natural Resources Ltd.
5.15%, 02/01/13	$1,750,000	$1,891,215
5.70%, 05/15/17	2,284,000	2,626,050
Cenovus Energy Inc.
4.50%, 09/15/14	750,000	820,520
5.70%, 10/15/19[a]	1,000,000	1,151,113
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,900,646
4.95%, 03/03/19	2,550,000	2,914,716
ConocoPhillips
4.75%, 02/01/14	4,000,000	4,432,548
5.20%, 05/15/18	1,650,000	1,888,264
5.75%, 02/01/19	3,000,000	3,565,380
Devon Energy Corp.
6.30%, 01/15/19	1,200,000	1,443,909
Devon Financing Corp. ULC
6.88%, 09/30/11	1,666,000	1,771,308
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750,000	850,341
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,840,133
EOG Resources Inc.
2.95%, 06/01/15	2,000,000	2,083,653
5.63%, 06/01/19	1,500,000	1,774,382
5.88%, 09/15/17	453,000	533,201
EQT Corp.
8.13%, 06/01/19	750,000	918,569
Hess Corp.
8.13%, 02/15/19	1,500,000	1,936,436
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,450,862
Marathon Oil Corp.
5.90%, 03/15/18	2,137,000	2,454,430
6.50%, 02/15/14	1,950,000	2,207,240
7.50%, 02/15/19	1,750,000	2,210,152
Nabors Industries Inc.
9.25%, 01/15/19	3,250,000	4,164,621
Nexen Inc.
5.65%, 05/15/17	2,500,000	2,793,330

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Noble Energy Inc.
8.25%, 03/01/19	$750,000	$963,405
Noble Holding International Ltd.
3.45%, 08/01/15	1,000,000	1,034,690
NuStar Logistics LP
4.80%, 09/01/20	1,600,000	1,625,353
Occidental Petroleum Corp.
7.00%, 11/01/13	2,200,000	2,598,608
Pemex Project Funding Master Trust
5.75%, 03/01/18	4,367,000	4,716,709
Petrobras International Finance Co.
5.75%, 01/20/20	2,000,000	2,123,580
5.88%, 03/01/18	1,762,000	1,897,744
6.13%, 10/06/16	5,750,000	6,451,557
7.88%, 03/15/19	2,700,000	3,273,750
Petro-Canada
6.05%, 05/15/18	2,750,000	3,189,698
Petroleos Mexicanos
8.00%, 05/03/19	2,500,000	3,081,850
Rowan Companies Inc.
5.00%, 09/01/17	800,000	805,737
Shell International Finance BV
1.30%, 09/22/11	750,000	755,662
1.88%, 03/25/13	2,500,000	2,547,249
3.10%, 06/28/15	4,000,000	4,180,401
3.25%, 09/22/15	2,250,000	2,370,048
4.00%, 03/21/14	5,400,000	5,843,917
4.30%, 09/22/19	2,000,000	2,163,636
StatoilHydro ASA
3.88%, 04/15/14	2,700,000	2,914,154
5.25%, 04/15/19	2,550,000	2,930,761
Suncor Energy Inc.
6.10%, 06/01/18	750,000	873,027
Sunoco Inc.
4.88%, 10/15/14	1,000,000	1,056,586
Talisman Energy Inc.
7.75%, 06/01/19	1,950,000	2,457,267
Total Capital SA
3.13%, 10/02/15	4,000,000	4,198,428

Security	Principal	Value
Transocean Inc.
6.00%, 03/15/18	$1,500,000	$1,492,500
Valero Energy Corp.
6.13%, 06/15/17	657,000	719,619
6.13%, 02/01/20	1,750,000	1,885,466
6.88%, 04/15/12	1,000,000	1,071,852
9.38%, 03/15/19	1,000,000	1,239,585
XTO Energy Inc.
5.30%, 06/30/15	3,000,000	3,484,900
6.25%, 04/15/13	1,666,000	1,882,246
6.50%, 12/15/18	4,500,000	5,674,471

		147,593,973

OIL & GAS SERVICES – 0.30%
Baker Hughes Inc.
7.50%, 11/15/18	950,000	1,208,822
Halliburton Co.
6.15%, 09/15/19[a]	1,500,000	1,770,048
Smith International Inc.
9.75%, 03/15/19	750,000	1,064,028
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,230,953
Weatherford International Ltd.
5.15%, 03/15/13	2,375,000	2,537,595

		8,811,446

PACKAGING & CONTAINERS – 0.06%
Bemis Co. Inc.
5.65%, 08/01/14	1,000,000	1,111,220
6.80%, 08/01/19	500,000	594,612

		1,705,832

PHARMACEUTICALS – 2.96%
Abbott Laboratories
2.70%, 05/27/15	5,500,000	5,725,959
5.13%, 04/01/19	3,050,000	3,517,271
5.60%, 11/30/17	1,666,000	1,984,448
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	901,476
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,637,223
5.90%, 09/15/17	750,000	899,192
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,952,262

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Cardinal Health Inc.
4.00%, 06/15/15	$2,000,000	$2,112,171
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,286,475
5.20%, 03/15/17	1,000,000	1,150,230
Express Scripts Inc.
6.25%, 06/15/14	2,000,000	2,262,342
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	3,000,000	3,298,544
5.65%, 05/15/18	3,333,000	3,954,158
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500,000	1,574,662
Medco Health Solutions Inc.
7.13%, 03/15/18	1,700,000	2,069,997
Merck & Co. Inc.
4.00%, 06/30/15	4,000,000	4,368,166
4.75%, 03/01/15	600,000	669,532
5.00%, 06/30/19	1,500,000	1,740,015
Novartis Capital Corp.
2.90%, 04/24/15	7,000,000	7,328,402
4.13%, 02/10/14	2,200,000	2,405,276
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,711,000	4,301,234
Pfizer Inc.
4.45%, 03/15/12	2,750,000	2,897,410
5.35%, 03/15/15	7,250,000	8,284,694
6.20%, 03/15/19	2,000,000	2,465,392
Schering-Plough Corp./ Merck & Co. Inc.
5.30%, 12/01/13	3,400,000	3,819,113
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	4,000,000	4,166,560
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	1,000,000	1,009,314
Wyeth
5.50%, 03/15/13	1,950,000	2,151,001
5.50%, 02/01/14	4,192,000	4,742,163

		87,674,682

Security	Principal	Value
PIPELINES – 1.78%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	$750,000	$828,959
Buckeye Partners LP
5.50%, 08/15/19	500,000	544,980
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	1,000,000	1,148,382
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11	1,000,000	1,056,707
Duke Capital LLC
8.00%, 10/01/19	750,000	932,503
Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,190,797
Enbridge Inc.
5.60%, 04/01/17	1,625,000	1,865,219
Energy Transfer Partners LP
5.95%, 02/01/15	3,400,000	3,739,270
9.00%, 04/15/19	1,500,000	1,864,687
9.70%, 03/15/19	500,000	644,332
Enterprise Products Operating LLC
6.50%, 01/31/19	2,550,000	2,965,952
Enterprise Products Operating LP
4.60%, 08/01/12[a]	1,125,000	1,180,078
5.60%, 10/15/14	3,998,000	4,448,700
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	3,000,000	3,234,707
6.85%, 02/15/20	1,000,000	1,181,043
9.00%, 02/01/19	2,100,000	2,708,090
Magellan Midstream Partners LP
6.55%, 07/15/19	1,625,000	1,927,855
ONEOK Inc.
5.20%, 06/15/15	1,000,000	1,083,868
ONEOK Partners LP
8.63%, 03/01/19[a]	1,000,000	1,274,073

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	$3,000,000	$3,208,116
Plains All American Pipeline LP
5.75%, 01/15/20	1,000,000	1,084,335
8.75%, 05/01/19[a]	2,200,000	2,725,216
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125,000	1,272,317
TransCanada PipeLines Ltd.
6.35%, 05/15/17	500,000	457,500
6.50%, 08/15/18	3,823,000	4,672,838
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,000,000	1,141,006
Williams Partners LP
3.80%, 02/15/15	750,000	779,877
5.25%, 03/15/20	2,500,000	2,698,423
7.25%, 02/01/17	750,000	885,422

		52,745,252

REAL ESTATE – 0.05%
Duke Realty LP
5.95%, 02/15/17	1,000,000	1,070,043
Regency Centers LP
5.88%, 06/15/17	500,000	528,421

		1,598,464

REAL ESTATE INVESTMENT TRUSTS – 1.40%
Arden Realty LP
5.25%, 03/01/15	1,000,000	1,079,125
AvalonBay Communities Inc.
5.70%, 03/15/17	750,000	835,122
Boston Properties LP
6.25%, 01/15/13	2,273,000	2,473,230
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000,000	1,053,540
Digital Realty Trust LP
4.50%, 07/15/15[b]	800,000	817,806
Duke Realty LP
6.75%, 03/15/20	1,250,000	1,376,464
7.38%, 02/15/15	500,000	567,326

Security	Principal	Value
Equity One Inc.
6.25%, 12/15/14	$500,000	$530,909
ERP Operating LP
4.75%, 07/15/20	1,500,000	1,544,136
5.13%, 03/15/16	2,416,000	2,581,778
5.75%, 06/15/17	1,322,000	1,468,295
HCP Inc.
6.70%, 01/30/18	1,076,000	1,179,046
Health Care Property Investors Inc.
5.65%, 12/15/13	1,600,000	1,682,726
6.00%, 01/30/17	500,000	529,094
Health Care REIT Inc.
6.20%, 06/01/16	1,625,000	1,756,810
Healthcare Realty Trust Inc.
6.50%, 01/17/17	500,000	535,428
Hospitality Properties Trust
5.63%, 03/15/17	900,000	885,281
7.88%, 08/15/14	450,000	502,017
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	1,048,846
Kimco Realty Corp.
5.70%, 05/01/17	2,000,000	2,157,333
Liberty Property LP
6.63%, 10/01/17	1,300,000	1,434,430
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	358,250
Nationwide Health Properties Inc.
6.25%, 02/01/13	500,000	529,723
ProLogis
5.63%, 11/15/16	1,953,000	1,824,902
6.63%, 05/15/18	2,250,000	2,170,348
6.88%, 03/15/20	750,000	731,855
7.63%, 08/15/14	500,000	532,883
Realty Income Corp.
6.75%, 08/15/19	1,000,000	1,126,618
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,455,347
5.65%, 02/01/20	2,000,000	2,210,481
6.13%, 05/30/18	1,950,000	2,240,401
10.35%, 04/01/19	500,000	696,326

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Vornado Realty Trust
4.25%, 04/01/15	$1,500,000	$1,525,480

		41,441,356

RETAIL – 2.17%
AutoZone Inc.
5.75%, 01/15/15	2,095,000	2,321,054
6.50%, 01/15/14	1,174,000	1,317,170
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,047,286
5.50%, 03/15/17	750,000	883,469
CVS Caremark Corp.
3.25%, 05/18/15	2,000,000	2,067,025
4.75%, 05/18/20[a]	2,000,000	2,131,288
5.75%, 08/15/11	1,500,000	1,570,860
5.75%, 06/01/17	2,800,000	3,197,390
6.60%, 03/15/19	1,000,000	1,196,095
Home Depot Inc. (The)
5.25%, 12/16/13	2,000,000	2,188,883
5.40%, 03/01/16	3,333,000	3,737,324
Kohl’s Corp.
6.25%, 12/15/17	500,000	593,775
Lowe’s Companies Inc.
4.63%, 04/15/20[a]	1,250,000	1,393,211
5.40%, 10/15/16	1,500,000	1,732,436
McDonald’s Corp.
4.30%, 03/01/13	3,000,000	3,239,511
5.35%, 03/01/18	2,284,000	2,678,945
Nordstrom Inc.
6.25%, 01/15/18	2,200,000	2,577,579
Staples Inc.
9.75%, 01/15/14	4,000,000	4,925,981
Target Corp.
3.88%, 07/15/20	1,000,000	1,045,522
5.88%, 03/01/12	3,333,000	3,580,372
6.00%, 01/15/18	2,550,000	3,074,996
TJX Companies Inc. (The)
6.95%, 04/15/19	500,000	636,827
Walgreen Co.
4.88%, 08/01/13[a]	2,500,000	2,746,969
5.25%, 01/15/19	584,000	677,820

Security	Principal	Value
Wal-Mart Stores Inc.
3.63%, 07/08/20	$1,300,000	$1,348,587
4.13%, 02/01/19	500,000	546,231
4.55%, 05/01/13	7,583,000	8,256,862
5.38%, 04/05/17	1,000,000	1,168,613
5.80%, 02/15/18	584,000	704,205
Yum! Brands Inc.
3.88%, 11/01/20	300,000	298,607
5.30%, 09/15/19	750,000	827,535
6.25%, 03/15/18	500,000	585,721

		64,298,149

SEMICONDUCTORS – 0.19%
Analog Devices Inc.
5.00%, 07/01/14	300,000	329,068
KLA-Tencor Corp.
6.90%, 05/01/18	500,000	570,782
National Semiconductor Corp.
6.60%, 06/15/17	4,000,000	4,630,731

		5,530,581

SOFTWARE – 0.85%
Adobe Systems Inc.
3.25%, 02/01/15	750,000	783,236
4.75%, 02/01/20	750,000	801,049
CA Inc.
5.38%, 12/01/19	1,000,000	1,082,864
Fiserv Inc.
6.13%, 11/20/12	2,000,000	2,178,917
6.80%, 11/20/17	500,000	570,842
Intuit Inc.
5.75%, 03/15/17	500,000	560,000
Microsoft Corp.
2.95%, 06/01/14	2,000,000	2,128,586
4.20%, 06/01/19	3,050,000	3,396,816
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,252,724
4.95%, 04/15/13	1,000,000	1,104,555
5.00%, 07/08/19	1,000,000	1,139,445
5.25%, 01/15/16	5,004,000	5,803,043
5.75%, 04/15/18	2,100,000	2,493,973

		25,296,050

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
TELECOMMUNICATIONS – 5.31%
America Movil SAB de CV
3.63%, 03/30/15	$1,000,000	$1,045,645
5.00%, 03/30/20	3,500,000	3,814,132
5.50%, 03/01/14	2,700,000	2,964,600
American Tower Corp.
4.63%, 04/01/15	500,000	531,421
5.05%, 09/01/20	1,000,000	1,009,349
7.00%, 10/15/17	1,000,000	1,152,162
AT&T Inc.
2.50%, 08/15/15	500,000	505,317
4.95%, 01/15/13	4,000,000	4,354,077
5.50%, 02/01/18	4,514,000	5,168,923
5.80%, 02/15/19[a]	2,700,000	3,177,065
6.70%, 11/15/13	3,000,000	3,490,901
AT&T Wireless Services Inc.
8.13%, 05/01/12	4,000,000	4,463,892
British Telecom PLC
5.95%, 01/15/18	2,670,000	2,913,989
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	4,250,000	4,814,820
8.50%, 11/15/18	2,470,000	3,327,286
Cisco Systems Inc.
4.45%, 01/15/20	2,500,000	2,744,906
4.95%, 02/15/19	1,000,000	1,134,294
5.50%, 02/22/16	4,692,000	5,501,976
Corning Inc.
4.25%, 08/15/20	200,000	206,897
Deutsche Telekom International Finance BV
5.88%, 08/20/13	3,115,000	3,455,981
6.00%, 07/08/19[a]	1,000,000	1,169,774
6.75%, 08/20/18	1,200,000	1,457,085
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,633,780
France Telecom SA
4.38%, 07/08/14	1,500,000	1,655,403
5.38%, 07/08/19	1,000,000	1,147,390
Harris Corp.
6.38%, 06/15/19	1,300,000	1,518,423
Motorola Inc.
8.00%, 11/01/11	1,200,000	1,278,000

Security	Principal	Value
Nokia OYJ
5.38%, 04/15/19	$750,000	$816,517
Qwest Corp.
6.50%, 06/01/17[a]	1,000,000	1,075,000
7.50%, 10/01/14	1,500,000	1,670,625
8.38%, 05/01/16	2,000,000	2,330,000
8.88%, 03/15/12	1,985,000	2,173,575
Rogers Wireless Inc.
6.38%, 03/01/14	7,916,000	9,097,995
SBC Communications Inc./AT&T Inc.
5.10%, 09/15/14	4,250,000	4,777,796
5.63%, 06/15/16	1,950,000	2,249,002
5.88%, 02/01/12	4,692,000	5,003,735
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	8,256,209
7.18%, 06/18/19[a]	2,550,000	2,924,992
Telefonica Emisiones SAU
2.58%, 04/26/13	1,500,000	1,518,315
3.73%, 04/27/15	1,250,000	1,292,499
4.95%, 01/15/15	1,000,000	1,086,043
5.13%, 04/27/20	2,500,000	2,677,524
5.88%, 07/15/19	750,000	843,511
6.22%, 07/03/17	800,000	908,938
6.42%, 06/20/16	1,950,000	2,242,070
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750,000	833,002
Verizon Communications Inc.
5.25%, 04/15/13	4,250,000	4,680,674
5.50%, 02/15/18	1,000,000	1,131,644
5.55%, 02/15/16	2,600,000	2,988,949
6.10%, 04/15/18	5,692,000	6,703,584
6.35%, 04/01/19	1,000,000	1,207,235
8.75%, 11/01/18	1,174,000	1,585,544
Verizon New England Inc.
6.50%, 09/15/11	5,500,000	5,810,200
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	2,250,000	2,373,112

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Vodafone Group PLC
4.15%, 06/10/14	$3,000,000	$3,200,440
5.45%, 06/10/19	1,750,000	1,980,413
5.63%, 02/27/17	1,950,000	2,203,179
5.75%, 03/15/16	3,333,000	3,837,916

		157,117,726

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.
6.13%, 05/15/14	1,000,000	1,087,500

		1,087,500

TRANSPORTATION – 1.26%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18[a]	1,666,000	1,932,842
5.90%, 07/01/12	1,950,000	2,108,856
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	3,032,618
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	614,303
CSX Corp.
6.25%, 04/01/15	4,250,000	4,967,826
7.38%, 02/01/19	1,500,000	1,891,799
Federal Express Corp.
9.65%, 06/15/12	300,000	339,925
FedEx Corp.
8.00%, 01/15/19	500,000	650,200
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,540,342
Ryder System Inc.
3.60%, 03/01/16	100,000	100,788
5.85%, 11/01/16	1,500,000	1,659,596
Union Pacific Corp.
5.45%, 01/31/13	1,500,000	1,637,841
5.70%, 08/15/18	1,137,000	1,306,832
5.75%, 11/15/17	2,250,000	2,603,980
7.88%, 01/15/19	1,000,000	1,308,291
United Parcel Service Inc.
3.88%, 04/01/14	2,750,000	2,984,876
4.50%, 01/15/13	6,000,000	6,494,599
5.13%, 04/01/19	1,000,000	1,163,857

		37,339,371

Security	Principal	Value
TRUCKING & LEASING – 0.02%
GATX Corp.
4.75%, 10/01/12	$500,000	$527,563

		527,563

WATER – 0.06%
Veolia Environnement
6.00%, 06/01/18[a]	1,625,000	1,862,960

		1,862,960

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,510,683,079)		2,718,000,613

FOREIGN GOVERNMENT BONDS & NOTES[d] – 6.37%
British Columbia (Province of)
2.85%, 06/15/15	3,000,000	3,186,392
Brazil (Federative Republic of)
5.88%, 01/15/19	1,650,000	1,895,850
6.00%, 01/17/17[a]	1,625,000	1,868,750
7.88%, 03/07/15	900,000	1,093,500
8.00%, 01/15/18	7,129,166	8,448,062
8.88%, 10/14/19[a]	1,000,000	1,382,500
10.25%, 06/17/13	1,750,000	2,170,000
12.75%, 01/15/20	1,500,000	2,520,000
Canada (Government of)
2.38%, 09/10/14	3,000,000	3,141,795
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	1,150,000	1,201,440
Chile (Republic of)
5.50%, 01/15/13	2,750,000	2,999,700
Export Development Canada
2.38%, 03/19/12	5,625,000	5,784,584
3.13%, 04/24/14	4,000,000	4,284,476
Hungary (Republic of)
4.75%, 02/03/15[a]	1,000,000	1,007,550
6.25%, 01/29/20	2,000,000	2,040,320
Israel (State of)
5.13%, 03/26/19[a]	2,000,000	2,220,000
5.50%, 11/09/16[a]	1,000,000	1,158,750
Italy (Republic of)
2.13%, 10/05/12	4,000,000	4,042,339
4.50%, 01/21/15	13,851,000	14,916,165
5.25%, 09/20/16	3,800,000	4,195,212

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Japan Finance Corp.
1.50%, 07/06/12	$4,000,000	$4,055,585
2.13%, 11/05/12	2,750,000	2,827,644
2.88%, 02/02/15	3,900,000	4,119,353
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17[a]	2,500,000	2,941,150
Korea (Republic of)
5.75%, 04/16/14	2,500,000	2,794,419
7.13%, 04/16/19	2,200,000	2,792,988
Malaysia (Government of)
7.50%, 07/15/11	2,500,000	2,634,773
Manitoba (Province of)
4.90%, 12/06/16	3,750,000	4,327,976
5.00%, 02/15/12[a]	2,000,000	2,127,808
New Brunswick (Province of)
5.20%, 02/21/17	500,000	585,164
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	878,000
9.25%, 03/01/20	2,000,000	2,910,512
Ontario (Province of)
1.88%, 11/19/12	4,000,000	4,094,766
2.63%, 01/20/12	9,311,000	9,569,364
2.95%, 02/05/15	4,000,000	4,232,454
4.00%, 10/07/19	2,000,000	2,182,485
4.10%, 06/16/14	2,000,000	2,200,595
4.40%, 04/14/20	5,250,000	5,873,946
4.95%, 11/28/16[a]	2,000,000	2,317,662
5.45%, 04/27/16[a]	1,625,000	1,917,710
Panama (Republic of)
5.20%, 01/30/20	4,000,000	4,400,680
Peru (Republic of)
7.13%, 03/30/19	1,650,000	2,041,710
9.88%, 02/06/15	1,625,000	2,083,900
Poland (Republic of)
6.25%, 07/03/12	2,700,000	2,909,250
6.38%, 07/15/19	5,300,000	6,247,375
Quebec (Province of)
4.63%, 05/14/18[a]	1,000,000	1,139,187
5.00%, 03/01/16	4,692,000	5,422,065

Security	Principal	Value
South Africa (Republic of)
5.50%, 03/09/20	$2,500,000	$2,778,250
6.88%, 05/27/19	2,000,000	2,427,600
7.38%, 04/25/12	1,625,000	1,775,313
United Mexican States
5.13%, 01/15/20	3,500,000	3,796,765
5.63%, 01/15/17	2,200,000	2,469,478
5.88%, 02/17/14	2,500,000	2,781,250
5.95%, 03/19/19	2,000,000	2,300,000
6.38%, 01/16/13	6,706,000	7,443,660
8.13%, 12/30/19[a]	2,250,000	2,947,500
11.38%, 09/15/16[a]	500,000	718,750

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $176,901,558)		188,624,472

MUNICIPAL DEBT OBLIGATIONS – 0.32%

CALIFORNIA – 0.11%
California State, General Obligations Unlimited
5.25%, 04/01/14	2,000,000	2,118,140
6.20%, 10/01/19[a]	1,000,000	1,084,920

		3,203,060

ILLINOIS – 0.19%
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	2,500,000	2,517,775
4.42%, 01/01/15	3,000,000	3,052,590

		5,570,365

NEW JERSEY – 0.02%
New Jersey State Turnpike Authority Revenue, Series B (AMBAC Insured)
4.25%, 01/01/16	500,000	515,580

		515,580

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $9,109,328)		9,289,005

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.12%

MONEY MARKET FUNDS – 5.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,e,f]	103,033,048	$103,033,048
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[c,e,f]	20,021,429	20,021,429
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,e]	28,481,767	28,481,767

		151,536,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,536,244)		151,536,244

TOTAL INVESTMENTS IN SECURITIES – 103.63%
(Cost: $2,848,230,209)		3,067,450,334

Other Assets, Less Liabilities – (3.63)%		(107,410,336)

NET ASSETS – 100.00%		$2,960,039,998

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 88.43%

ADVERTISING – 0.03%
Omnicom Group Inc.
4.45%, 08/15/20	$200,000	$205,176

		205,176

AEROSPACE & DEFENSE – 1.14%
Boeing Co. (The)
3.50%, 02/15/15	300,000	322,520
4.88%, 02/15/20	450,000	507,948
5.88%, 02/15/40	250,000	297,204
6.88%, 03/15/39	150,000	198,483
General Dynamics Corp.
4.25%, 05/15/13	840,000	909,025
Goodrich Corp.
6.80%, 07/01/36	250,000	311,196
L-3 Communications Corp.
5.20%, 10/15/19	300,000	323,001
Lockheed Martin Corp.
4.25%, 11/15/19	200,000	217,791
6.15%, 09/01/36	618,000	737,412
Northrop Grumman Corp.
5.05%, 08/01/19	500,000	567,108
7.75%, 02/15/31	250,000	347,188
Raytheon Co.
5.50%, 11/15/12	250,000	274,169
6.40%, 12/15/18	150,000	184,085
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	114,394
United Technologies Corp.
4.50%, 04/15/20	750,000	838,077
4.88%, 05/01/15	600,000	681,018
6.05%, 06/01/36	285,000	342,750
6.13%, 02/01/19	800,000	982,720

		8,156,089

AGRICULTURE – 1.08%
Altria Group Inc.
9.25%, 08/06/19	750,000	972,271
9.70%, 11/10/18	1,600,000	2,096,422
10.20%, 02/06/39	150,000	212,873
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	188,248
5.45%, 03/15/18[a]	580,000	673,968

Security	Principal	Value
Bunge Limited Finance Corp.
8.50%, 06/15/19	$100,000	$120,675
Lorillard Tobacco Co.
6.88%, 05/01/20	500,000	521,244
Philip Morris International Inc.
4.88%, 05/16/13	600,000	654,275
5.65%, 05/16/18	800,000	919,369
6.38%, 05/16/38	500,000	616,712
Reynolds American Inc.
6.75%, 06/15/17	580,000	647,310
7.25%, 06/15/37	114,000	118,309

		7,741,676

AIRLINES – 0.16%
Continental Airlines Inc. Class A Series 2007-1
5.98%, 04/19/22	245,573	251,712
Delta Air Lines Inc. Series 2009-1 Class A
7.75%, 12/17/19	245,902	267,419
Southwest Airlines Co.
5.25%, 10/01/14[a]	600,000	643,352

		1,162,483

AUTO MANUFACTURERS – 0.28%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,046,000	1,192,955
8.50%, 01/18/31	600,000	806,587

		1,999,542

BANKS – 12.01%
Abbey National Capital Trust I
8.96%, 06/30/30	250,000	260,000
American Express Bank FSB
5.50%, 04/16/13	500,000	545,117
BAC Capital Trust XI
6.63%, 05/23/36	750,000	746,250

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Bank of America Corp.
3.70%, 09/01/15	$300,000	$300,789
4.50%, 04/01/15	50,000	51,945
4.88%, 01/15/13	570,000	602,926
5.25%, 12/01/15	700,000	737,918
5.38%, 08/15/11	1,000,000	1,044,180
5.42%, 03/15/17	700,000	720,936
5.63%, 07/01/20	1,000,000	1,033,863
5.65%, 05/01/18	800,000	832,728
5.75%, 12/01/17	250,000	265,480
6.50%, 08/01/16	1,750,000	1,927,308
7.38%, 05/15/14	1,050,000	1,202,299
Bank of America N.A
6.00%, 10/15/36	1,126,000	1,135,372
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	1,250,000	1,359,560
4.95%, 11/01/12	1,530,000	1,651,183
Bank of Nova Scotia
2.25%, 01/22/13	750,000	767,510
3.40%, 01/22/15	450,000	476,520
Barclays Bank PLC
2.50%, 01/23/13	1,100,000	1,120,403
5.00%, 09/22/16	350,000	380,465
5.13%, 01/08/20	350,000	373,140
5.20%, 07/10/14	450,000	494,209
5.45%, 09/12/12	500,000	539,003
6.75%, 05/22/19	750,000	883,651
BB&T Capital Trust II
6.75%, 06/07/36	228,000	232,560
BB&T Corp.
3.85%, 07/27/12	500,000	521,186
6.85%, 04/30/19	900,000	1,080,359
BNP Paribas
3.25%, 03/11/15	1,250,000	1,287,644
Charter One Bank N.A
6.38%, 05/15/12	250,000	260,797
Comerica Capital Trust II
6.58%, 02/20/37	375,000	341,250
Credit Suisse
5.40%, 01/14/20	800,000	843,253

Security	Principal	Value
Credit Suisse New York
4.38%, 08/05/20	$250,000	$252,304
5.00%, 05/15/13	1,877,000	2,029,392
5.30%, 08/13/19	750,000	823,925
5.50%, 05/01/14	900,000	997,620
Deutsche Bank AG London
3.45%, 03/30/15	250,000	260,860
4.88%, 05/20/13[a]	1,516,000	1,636,796
5.38%, 10/12/12	570,000	615,987
6.00%, 09/01/17	450,000	519,015
Discover Bank
7.00%, 04/15/20	550,000	590,554
Export-Import Bank of Korea (The)
5.13%, 06/29/20	1,000,000	1,094,044
8.13%, 01/21/14	800,000	944,128
Fifth Third Bancorp
8.25%, 03/01/38	350,000	410,981
HSBC Bank (USA) N.A
4.63%, 04/01/14	1,305,000	1,383,734
HSBC Holdings PLC
6.50%, 05/02/36	800,000	893,080
6.50%, 09/15/37	399,000	446,527
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	700,000	788,816
KeyCorp
6.50%, 05/14/13	700,000	765,625
KfW
1.88%, 01/14/13	1,500,000	1,539,609
2.00%, 01/17/12	2,750,000	2,805,122
3.25%, 10/14/11	900,000	927,666
3.25%, 03/15/13	1,661,000	1,760,634
3.50%, 03/10/14	1,200,000	1,298,007
4.00%, 01/27/20[a]	2,100,000	2,320,986
4.50%, 07/16/18[a]	1,050,000	1,205,231
4.88%, 01/17/17	500,000	582,955
4.88%, 06/17/19	1,800,000	2,118,001
5.13%, 03/14/16[a]	1,710,000	2,000,656
Landwirtschaftliche Rentenbank
3.25%, 03/15/13[a]	1,150,000	1,216,598

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	$570,000	$662,547
National City Corp.
4.90%, 01/15/15	228,000	249,124
6.88%, 05/15/19	800,000	946,309
Northern Trust Corp.
5.50%, 08/15/13	600,000	670,868
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	1,500,000	1,527,698
4.50%, 03/09/15	150,000	168,062
5.00%, 04/25/17[a]	1,050,000	1,205,708
PNC Funding Corp.
3.63%, 02/08/15[b]	500,000	517,268
4.25%, 09/21/15[b]	200,000	212,691
5.13%, 02/08/20[b]	250,000	271,308
Regions Bank
7.50%, 05/15/18	950,000	996,200
Royal Bank of Canada
2.10%, 07/29/13	750,000	769,125
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	390,000	385,153
5.63%, 08/24/20	750,000	768,122
6.40%, 10/21/19	600,000	640,116
Sovereign Bank
8.75%, 05/30/18	250,000	288,216
State Street Corp.
4.30%, 05/30/14[a]	200,000	216,210
SunTrust Bank
5.00%, 09/01/15	77,000	81,923
SunTrust Capital VIII
6.10%, 12/15/36	250,000	210,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	531,056
U.S. Bancorp
2.45%, 07/27/15	250,000	254,155
2.88%, 11/20/14	400,000	412,586

Security	Principal	Value
UBS AG Stamford
2.25%, 08/12/13	$750,000	$752,644
4.88%, 08/04/20	500,000	518,924
5.75%, 04/25/18	250,000	278,926
5.88%, 12/20/17[a]	800,000	900,609
UBS AG Stamford Series 10
5.88%, 07/15/16	600,000	652,064
UBS Preferred Funding Trust V
Series 1
6.24%, 05/15/16[a]	250,000	232,500
Union Bank of California N.A.
5.95%, 05/11/16	600,000	661,268
US Bank N.A
4.80%, 04/15/15	640,000	708,534
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	570,000	608,013
5.60%, 03/15/16	500,000	559,343
5.85%, 02/01/37	500,000	511,094
6.60%, 01/15/38	500,000	562,985
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	355,000	371,852
5.50%, 05/01/13	1,150,000	1,260,089
5.63%, 10/15/16	1,100,000	1,206,809
5.75%, 02/01/18	250,000	282,971
Wells Fargo & Co.
4.38%, 01/31/13	1,188,000	1,262,664
5.13%, 09/15/16	1,075,000	1,149,416
5.63%, 12/11/17	1,550,000	1,749,316
Wells Fargo Bank N.A
4.75%, 02/09/15	750,000	807,662
Wells Fargo Capital XV
9.75%, 09/26/13	1,250,000	1,353,125
Westpac Banking Corp.
2.10%, 08/02/13	500,000	504,162
2.25%, 11/19/12	300,000	304,337
3.00%, 08/04/15	250,000	251,805
4.20%, 02/27/15	250,000	266,936
4.88%, 11/19/19	300,000	319,342

		86,270,492

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
BEVERAGES – 1.66%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	$1,080,000	$1,209,572
6.45%, 09/01/37	228,000	269,613
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	450,000	481,225
6.38%, 01/15/40	750,000	903,049
Bottling Group LLC
6.95%, 03/15/14	500,000	594,688
Coca-Cola Co. (The)
3.63%, 03/15/14	1,200,000	1,291,370
Coca-Cola Enterprises Inc.
6.70%, 10/15/36	600,000	786,370
7.38%, 03/03/14	850,000	1,019,543
8.50%, 02/01/22	171,000	243,306
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,326,935
5.88%, 09/30/36	228,000	267,397
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	600,000	736,074
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	285,000	375,699
PepsiCo Inc.
3.75%, 03/01/14[a]	750,000	808,887
5.15%, 05/15/12	250,000	268,235
5.50%, 01/15/40	250,000	287,979
7.90%, 11/01/18	800,000	1,071,716

		11,941,658

BIOTECHNOLOGY – 0.27%
Amgen Inc.
5.75%, 03/15/40	500,000	586,381
5.85%, 06/01/17	475,000	564,168
6.38%, 06/01/37	500,000	619,088
Genentech Inc.
5.25%, 07/15/35	137,000	149,755

		1,919,392

BUILDING MATERIALS – 0.32%
CRH America Inc.
5.30%, 10/15/13	570,000	606,922
6.00%, 09/30/16	494,000	541,496

Security	Principal	Value
Lafarge SA
6.50%, 07/15/16	$500,000	$531,414
7.13%, 07/15/36	125,000	120,543
Owens Corning Inc.
6.50%, 12/01/16	450,000	470,250

		2,270,625

CHEMICALS – 1.28%
Agrium Inc.
6.75%, 01/15/19	250,000	294,596
Air Products & Chemicals Inc.
4.38%, 08/21/19	150,000	159,083
Dow Chemical Co. (The)
5.90%, 02/15/15	500,000	553,632
6.00%, 10/01/12	527,000	568,297
7.60%, 05/15/14	600,000	697,411
8.55%, 05/15/19	600,000	749,759
9.40%, 05/15/39	250,000	352,835
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	750,000	834,012
5.25%, 12/15/16	228,000	265,835
5.88%, 01/15/14	600,000	686,173
6.00%, 07/15/18[a]	779,000	936,918
Eastman Chemical Co.
5.50%, 11/15/19	600,000	664,811
Lubrizol Corp.
8.88%, 02/01/19	250,000	321,251
Monsanto Co.
5.88%, 04/15/38	150,000	173,600
Potash Corp. of
Saskatchewan Inc.
5.25%, 05/15/14	250,000	277,817
6.50%, 05/15/19	250,000	298,597
PPG Industries Inc.
6.65%, 03/15/18	150,000	181,846
Praxair Inc.
2.13%, 06/14/13	450,000	460,673
4.63%, 03/30/15	500,000	563,203
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125,000	131,850

		9,172,199

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
COMMERCIAL SERVICES – 0.53%
Block Financial LLC
7.88%, 01/15/13	$250,000	$275,541
Emory University
5.63%, 09/01/19	250,000	293,245
Equifax Inc.
6.30%, 07/01/17	100,000	112,800
McKesson Corp.
5.70%, 03/01/17	171,000	194,514
Moody’s Corp.
5.50%, 09/01/20	100,000	101,147
Princeton University Series A
4.95%, 03/01/19	250,000	287,150
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	400,000	410,000
Stanford University
4.75%, 05/01/19	159,000	180,613
Vanderbilt University
5.25%, 04/01/19	250,000	290,642
Western Union Co. (The)
5.25%, 04/01/20[c]	160,000	172,130
5.40%, 11/17/11	135,000	141,906
5.93%, 10/01/16	950,000	1,089,956
Yale University
2.90%, 10/15/14	250,000	264,025

		3,813,669

COMPUTERS – 1.17%
Computer Sciences Corp.
6.50%, 03/15/18	600,000	691,312
Dell Inc.
4.70%, 04/15/13	600,000	652,322
5.88%, 06/15/19	200,000	231,076
Hewlett-Packard Co.
4.75%, 06/02/14	500,000	557,297
6.13%, 03/01/14	1,600,000	1,854,873

Security	Principal	Value
International Business Machines Corp.
2.10%, 05/06/13	$1,275,000	$1,316,945
4.75%, 11/29/12	741,000	802,798
5.60%, 11/30/39	495,000	575,325
5.70%, 09/14/17	784,000	929,389
7.63%, 10/15/18	570,000	752,484

		8,363,821

COSMETICS & PERSONAL CARE – 0.54%
Avon Products Inc.
6.50%, 03/01/19	600,000	739,809
Procter & Gamble Co. (The)
1.38%, 08/01/12	500,000	505,616
4.70%, 02/15/19	750,000	848,788
4.95%, 08/15/14	1,050,000	1,188,976
5.55%, 03/05/37	528,000	623,736

		3,906,925

DISTRIBUTION & WHOLESALE – 0.02%
Ingram Micro Inc.
5.25%, 09/01/17	150,000	153,164

		153,164

DIVERSIFIED FINANCIAL SERVICES – 15.87%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	994,310
American Express Co.
5.25%, 09/12/11	600,000	626,250
6.80%, 09/01/16	228,000	221,160
7.00%, 03/19/18	756,000	898,194
8.13%, 05/20/19	250,000	322,488
8.15%, 03/19/38	500,000	711,220
American Express Credit Co. Series C
7.30%, 08/20/13	1,000,000	1,144,083
American Express Credit Corp.
5.13%, 08/25/14	450,000	491,989
Ameriprise Financial Inc.
5.65%, 11/15/15	600,000	679,425
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	500,000	519,755

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Associates Corp. of North America
6.95%, 11/01/18	$855,000	$948,662
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	640,143
6.40%, 10/02/17	2,000,000	2,313,609
6.95%, 08/10/12	1,600,000	1,763,530
7.25%, 02/01/18[a]	750,000	904,542
Boeing Capital Corp.
4.70%, 10/27/19	250,000	278,921
6.50%, 02/15/12	550,000	593,322
BP Capital Markets PLC
3.63%, 05/08/14	400,000	396,355
3.88%, 03/10/15	500,000	495,564
4.75%, 03/10/19	250,000	244,349
5.25%, 11/07/13	600,000	622,978
Capital One Bank (USA) N.A
8.80%, 07/15/19	850,000	1,080,513
Capital One Capital III
7.69%, 08/15/36[a]	500,000	500,000
Capital One Financial Corp.
5.70%, 09/15/11	570,000	594,151
6.75%, 09/15/17	250,000	292,984
7.38%, 05/23/14	250,000	290,768
Caterpillar Financial Services Corp.
2.00%, 04/05/13	750,000	764,201
6.13%, 02/17/14	1,030,000	1,179,137
7.15%, 02/15/19	900,000	1,147,731
Charles Schwab Corp. (The)
4.95%, 06/01/14	600,000	659,252

Security	Principal	Value
Citigroup Inc.
5.00%, 09/15/14	$1,600,000	$1,644,583
5.30%, 10/17/12	750,000	791,897
5.50%, 04/11/13	1,647,000	1,751,500
6.00%, 12/13/13	1,000,000	1,079,887
6.00%, 08/15/17	750,000	808,189
6.00%, 10/31/33	855,000	825,258
6.13%, 11/21/17	750,000	810,943
6.13%, 05/15/18	1,200,000	1,294,909
6.50%, 08/19/13	2,000,000	2,190,948
6.88%, 03/05/38	250,000	274,387
8.13%, 07/15/39	600,000	738,539
8.50%, 05/22/19	1,500,000	1,834,042
CME Group Inc.
5.40%, 08/01/13	125,000	138,649
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	364,230
6.25%, 05/15/16[a]	575,000	614,904
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	250,000	227,500
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	1,093,243
6.13%, 11/15/11	850,000	897,473
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	150,000	193,605
Eksportfinans A/S
5.00%, 02/14/12	1,080,000	1,145,781
General Electric Capital Corp.
4.88%, 03/04/15[a]	1,050,000	1,149,057
5.00%, 01/08/16[a]	1,710,000	1,887,552
5.25%, 10/19/12	433,000	465,693
5.40%, 02/15/17	750,000	819,915
5.63%, 09/15/17[a]	2,400,000	2,651,128
5.63%, 05/01/18	1,200,000	1,323,440
5.65%, 06/09/14	2,750,000	3,087,130
5.88%, 02/15/12	2,000,000	2,131,995
5.88%, 01/14/38	250,000	256,489
6.00%, 08/07/19	125,000	141,117
6.38%, 11/15/17	400,000	384,000
6.75%, 03/15/32	1,267,000	1,428,023
6.88%, 01/10/39	1,300,000	1,510,094

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Goldman Sachs Capital Trust II
5.79%, 06/01/12	$300,000	$240,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	867,000	936,910
5.25%, 10/15/13	1,112,000	1,204,807
5.35%, 01/15/16	2,250,000	2,430,236
5.38%, 03/15/20	500,000	517,150
5.45%, 11/01/12	414,000	444,736
5.63%, 01/15/17	1,250,000	1,307,372
5.95%, 01/18/18	1,200,000	1,301,920
5.95%, 01/15/27[a]	570,000	564,882
6.15%, 04/01/18	756,000	826,233
6.35%, 02/15/34	570,000	547,102
6.60%, 01/15/12	900,000	960,390
6.75%, 10/01/37	2,000,000	2,066,731
7.50%, 02/15/19	750,000	877,993
HSBC Finance Corp.
5.00%, 06/30/15	600,000	649,591
5.50%, 01/19/16	675,000	737,520
7.00%, 05/15/12	1,915,000	2,058,470
HSBC Holdings PLC
6.80%, 06/01/38	500,000	581,097
Jefferies Group Inc.
6.45%, 06/08/27	250,000	235,667
8.50%, 07/15/19	250,000	292,866
John Deere Capital Corp.
7.00%, 03/15/12	1,212,000	1,328,009
JPMorgan Chase & Co.
4.75%, 05/01/13	1,600,000	1,726,415
5.13%, 09/15/14	1,150,000	1,256,410
5.75%, 01/02/13	1,539,000	1,677,202
6.00%, 01/15/18	1,169,000	1,326,532
6.30%, 04/23/19	450,000	516,835
6.40%, 05/15/38	625,000	751,516
JPMorgan Chase Capital XV
5.88%, 03/15/35	512,000	485,820
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	153,439
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	950,000	996,722
Lazard Group LLC
6.85%, 06/15/17	300,000	318,647

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	$741,000	$794,492
6.05%, 08/15/12	1,600,000	1,705,090
6.05%, 05/16/16	1,250,000	1,303,047
6.40%, 08/28/17	776,000	838,022
6.88%, 04/25/18	775,000	857,045
7.75%, 05/14/38	900,000	1,026,149
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,464,176
5.45%, 01/09/17	450,000	467,583
5.63%, 09/23/19	250,000	255,239
5.75%, 10/18/16	1,254,000	1,338,490
5.95%, 12/28/17	750,000	794,144
6.00%, 05/13/14	1,500,000	1,632,170
6.00%, 04/28/15	1,500,000	1,626,822
6.63%, 04/01/18	832,000	909,296
7.25%, 04/01/32	350,000	400,851
7.30%, 05/13/19	1,125,000	1,269,226
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	492,500
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	250,000	265,364
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	944,292
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	825,000	1,117,122
Nomura Holdings Inc.
6.70%, 03/04/20	550,000	623,196
NYSE Euronext
4.80%, 06/28/13	125,000	135,801
ORIX Corp.
4.71%, 04/27/15	500,000	511,898
SLM Corp.
5.00%, 10/01/13	800,000	760,000
5.13%, 08/27/12	350,000	343,000
5.63%, 08/01/33	250,000	167,500
8.45%, 06/15/18	600,000	553,500
Svensk Exportkredit AB
5.13%, 03/01/17	621,000	719,942

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
TECO Finance Inc.
6.57%, 11/01/17	$600,000	$702,226
Toyota Motor Credit Corp.
3.20%, 06/17/15	1,000,000	1,054,510
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	300,000	304,500

		113,972,099

ELECTRIC – 5.84%
Alabama Power Co.
4.85%, 12/15/12	250,000	268,574
6.00%, 03/01/39	500,000	585,173
Ameren Energy Generating Co.
6.30%, 04/01/20	250,000	255,759
7.00%, 04/15/18[a]	250,000	266,983
Appalachian Power Co. Series Q
7.00%, 04/01/38	800,000	971,073
Arizona Public Service Co.
5.80%, 06/30/14	400,000	444,181
Carolina Power & Light Co.
5.30%, 01/15/19	500,000	575,383
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14[a]	1,200,000	1,397,796
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250,000	312,916
Commonwealth Edison Co.
5.80%, 03/15/18	1,080,000	1,260,474
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	548,000	663,378
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	1,080,000	1,168,707
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	465,957
Consumers Energy Co.
6.70%, 09/15/19	450,000	551,750
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	621,274

Security	Principal	Value
Dominion Resources Inc.
5.15%, 07/15/15	$867,000	$980,613
7.00%, 06/15/38	250,000	320,741
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,090,469
Duke Energy Carolinas LLC
6.05%, 04/15/38	500,000	604,994
Duke Energy Corp.
3.95%, 09/15/14	500,000	533,804
6.25%, 01/15/12	285,000	305,202
6.30%, 02/01/14	850,000	968,855
Duke Energy Indiana Inc.
6.35%, 08/15/38	600,000	743,760
Energy East Corp.
6.75%, 07/15/36	400,000	457,250
Entergy Texas Inc.
7.13%, 02/01/19	500,000	601,594
Exelon Corp.
4.90%, 06/15/15	457,000	499,895
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	476,088
6.25%, 10/01/39	500,000	559,084
FirstEnergy Corp.
6.45%, 11/15/11	145,000	152,583
7.38%, 11/15/31	570,000	627,844
FirstEnergy Solutions Corp.
6.05%, 08/15/21	300,000	315,203
6.80%, 08/15/39	500,000	513,717
Florida Power & Light Co.
5.95%, 02/01/38	475,000	567,095
5.96%, 04/01/39	600,000	719,660
Florida Power Corp.
5.65%, 04/01/40	500,000	567,936
6.40%, 06/15/38	285,000	352,701
FPL Group Capital Inc.
5.63%, 09/01/11	285,000	298,156
6.00%, 03/01/19	150,000	175,206
Great Plains Energy Inc.
2.75%, 08/15/13	250,000	251,017
Indiana Michigan Power Co.
7.00%, 03/15/19	600,000	732,518
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	120,095

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	$500,000	$573,277
5.88%, 10/01/12	1,000,000	1,089,775
6.13%, 04/01/36	1,138,000	1,306,044
6.50%, 09/15/37	600,000	723,865
National Grid PLC
6.30%, 08/01/16	150,000	174,778
Nevada Power Co.
6.65%, 04/01/36	250,000	297,503
Nisource Finance Corp.
6.40%, 03/15/18	800,000	905,543
Oncor Electric Delivery Co.
5.95%, 09/01/13	500,000	554,058
6.80%, 09/01/18	150,000	179,879
7.00%, 09/01/22	285,000	349,622
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	870,903
5.40%, 01/15/40	150,000	163,179
6.05%, 03/01/34	450,000	522,706
6.25%, 03/01/39	550,000	664,722
8.25%, 10/15/18	250,000	328,543
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	306,971
Progress Energy Inc.
7.75%, 03/01/31	500,000	668,336
PSEG Power LLC
6.95%, 06/01/12	450,000	490,276
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	538,627
Public Service Electric & Gas Co.
5.50%, 03/01/40	500,000	573,469
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	292,225
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	273,287
5.76%, 07/15/40	250,000	273,807
San Diego Gas & Electric Co.
6.00%, 06/01/39	200,000	246,746
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	163,823

Security	Principal	Value
South Carolina Electric & Gas Co.
6.05%, 01/15/38	$250,000	$295,761
Southern California Edison Co.
5.50%, 08/15/18	150,000	175,440
5.75%, 04/01/35	600,000	692,552
6.00%, 01/15/34	457,000	538,074
Southern Power Co. Series B
6.25%, 07/15/12	850,000	923,696
Union Electric Co.
6.70%, 02/01/19	250,000	298,223
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	1,083,207
8.88%, 11/15/38	150,000	228,435
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	300,000	354,538
Wisconsin Electric Power Co.
4.25%, 12/15/19	450,000	480,976
Xcel Energy Inc.
6.50%, 07/01/36	800,000	961,535

		41,909,859
ELECTRICAL COMPONENTS & EQUIPMENT – 0.11%
Emerson Electric Co.
5.00%, 04/15/19	700,000	803,937

		803,937
ELECTRONICS – 0.20%
Agilent Technologies Inc.
5.00%, 07/15/20[a]	500,000	526,669
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	927,973

		1,454,642
ENVIRONMENTAL CONTROL – 0.42%
Allied Waste North America Inc.
6.88%, 06/01/17	800,000	880,000
Republic Services Inc.
6.20%, 03/01/40	500,000	563,812

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Waste Management Inc.
6.10%, 03/15/18	$250,000	$288,624
6.13%, 11/30/39	250,000	281,016
6.38%, 03/11/15	500,000	580,324
7.00%, 07/15/28	114,000	136,402
7.38%, 03/11/19	250,000	310,868

		3,041,046

FOOD – 2.00%
Campbell Soup Co.
3.05%, 07/15/17	500,000	521,182
ConAgra Foods Inc.
7.00%, 04/15/19	700,000	867,421
Delhaize Group
6.50%, 06/15/17	450,000	532,117
General Mills Inc.
6.00%, 02/15/12	1,600,000	1,712,085
H.J. Heinz Co.
5.35%, 07/15/13	250,000	275,426
Kellogg Co.
5.13%, 12/03/12	950,000	1,029,978
Kellogg Co. Series B
7.45%, 04/01/31	342,000	470,423
Kraft Foods Inc.
4.13%, 02/09/16	150,000	159,636
5.38%, 02/10/20	1,350,000	1,497,004
6.00%, 02/11/13	570,000	629,798
6.13%, 02/01/18	1,140,000	1,335,591
6.13%, 08/23/18	900,000	1,057,739
6.50%, 02/09/40	500,000	585,880
Kroger Co. (The)
5.40%, 07/15/40	250,000	259,997
5.50%, 02/01/13	285,000	310,136
7.50%, 01/15/14	300,000	353,629
7.50%, 04/01/31	350,000	454,336
Ralcorp Holdings Inc.
4.95%, 08/15/20	100,000	104,554
Safeway Inc.
5.80%, 08/15/12	1,035,000	1,121,840
Sara Lee Corp.
6.13%, 11/01/32	500,000	544,008
Sysco Corp.
6.63%, 03/17/39	100,000	133,639

Security	Principal	Value
Unilever Capital Corp.
5.90%, 11/15/32	$342,000	$412,769

		14,369,188
FOREST PRODUCTS & PAPER – 0.25%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	115,672
International Paper Co.
7.50%, 08/15/21	400,000	473,152
7.95%, 06/15/18	347,000	416,554
9.38%, 05/15/19	600,000	772,071

		1,777,449
GAS – 0.24%
AGL Capital Corp.
5.25%, 08/15/19	200,000	212,014
Atmos Energy Corp.
8.50%, 03/15/19	300,000	387,261
Sempra Energy
9.80%, 02/15/19	800,000	1,103,641

		1,702,916
HAND & MACHINE TOOLS – 0.04%
Black & Decker Corp. (The)
8.95%, 04/15/14	250,000	302,500

		302,500
HEALTH CARE – PRODUCTS – 0.63%
Baxter International Inc.
5.38%, 06/01/18	900,000	1,052,905
CareFusion Corp.
5.13%, 08/01/14	400,000	435,169
Covidien International Finance SA
6.00%, 10/15/17	700,000	824,904
Johnson & Johnson
5.15%, 08/15/12	570,000	617,626
5.95%, 08/15/37	580,000	733,340
Medtronic Inc.
5.55%, 03/15/40	500,000	573,081
5.60%, 03/15/19	250,000	294,930

		4,531,955

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
HEALTH CARE – SERVICES – 0.78%
Aetna Inc.
3.95%, 09/01/20	$100,000	$99,348
6.63%, 06/15/36	550,000	640,047
CIGNA Corp.
8.50%, 05/01/19	250,000	320,468
Humana Inc.
7.20%, 06/15/18	250,000	284,582
Quest Diagnostics Inc.
6.95%, 07/01/37	250,000	289,371
UnitedHealth Group Inc.
4.88%, 04/01/13	600,000	644,691
5.38%, 03/15/16[a]	250,000	276,997
5.80%, 03/15/36	274,000	287,665
6.00%, 02/15/18	891,000	1,034,156
WellPoint Inc.
4.35%, 08/15/20	200,000	205,701
5.25%, 01/15/16	250,000	275,861
6.38%, 06/15/37	650,000	725,601
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12	500,000	543,088

		5,627,576

HOME BUILDERS – 0.04%
Toll Brothers Finance Corp.
8.91%, 10/15/17	250,000	287,500

		287,500

HOUSEHOLD PRODUCTS & WARES – 0.25%
Clorox Co.
5.45%, 10/15/12	200,000	216,949
Fortune Brands Inc.
5.38%, 01/15/16	250,000	273,514
Kimberly-Clark Corp.
6.13%, 08/01/17	750,000	909,489
6.63%, 08/01/37	300,000	396,819

		1,796,771

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.
4.70%, 08/15/20	100,000	104,115
5.50%, 04/15/13[a]	250,000	271,531

		375,646

Security	Principal	Value
INSURANCE – 3.31%
ACE INA Holdings Inc.
5.88%, 06/15/14	$250,000	$282,810
5.90%, 06/15/19[a]	350,000	403,617
Aegon NV
4.75%, 06/01/13	250,000	264,469
Aflac Inc.
6.45%, 08/15/40	150,000	157,253
8.50%, 05/15/19	250,000	312,531
Allstate Corp. (The)
5.55%, 05/09/35	920,000	959,656
American International Group Inc.
5.05%, 10/01/15	800,000	780,000
5.85%, 01/16/18	684,000	656,640
8.25%, 08/15/18	850,000	915,875
AXA SA
8.60%, 12/15/30	400,000	462,191
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000,000	1,055,518
4.00%, 04/15/12	500,000	525,456
5.40%, 05/15/18	765,000	880,228
5.75%, 01/15/40	250,000	281,355
Chubb Corp.
5.75%, 05/15/18	800,000	927,644
6.50%, 05/15/38	250,000	304,319
CNA Financial Corp.
6.00%, 08/15/11	600,000	623,622
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	273,983
Genworth Financial Inc.
5.75%, 06/15/14[a]	500,000	512,500
6.52%, 05/22/18	300,000	301,500
Hartford Financial Services Group Inc.
4.63%, 07/15/13	800,000	838,740
6.63%, 03/30/40	500,000	489,726
Lincoln National Corp.
7.00%, 06/15/40	250,000	286,926
8.75%, 07/01/19	425,000	541,846

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	$600,000	$649,140
MetLife Inc.
5.00%, 06/15/15	990,000	1,082,683
6.40%, 12/15/31	975,000	877,500
7.72%, 02/15/19[a]	750,000	937,311
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	304,475
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	381,466
Progressive Corp. (The)
6.70%, 06/15/17	400,000	380,000
Protective Life Secured Trust
5.45%, 09/28/12	600,000	642,704
Prudential Financial Inc.
5.10%, 09/20/14	1,000,000	1,081,882
5.70%, 12/14/36	285,000	291,395
7.38%, 06/15/19	700,000	843,012
8.88%, 06/15/18	250,000	273,125
Prudential Financial Inc. Series D
4.75%, 09/17/15	250,000	267,416
Torchmark Corp.
9.25%, 06/15/19	125,000	158,007
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	324,180
6.25%, 06/15/37	250,000	296,400
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	707,489
Unum Group
7.13%, 09/30/16	175,000	194,982
Willis North America Inc.
7.00%, 09/29/19	450,000	490,016
XL Capital Ltd.
5.25%, 09/15/14	500,000	526,106

		23,747,694

Security	Principal	Value
INTERNET – 0.04%
Expedia Inc.
5.95%, 08/15/20[c]	$300,000	$306,077

		306,077

IRON & STEEL – 0.39%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	176,250
ArcelorMittal SA
3.75%, 08/05/15	500,000	493,534
5.38%, 06/01/13[a]	550,000	585,619
6.13%, 06/01/18	250,000	264,086
7.00%, 10/15/39	400,000	408,183
9.85%, 06/01/19	250,000	314,159
Nucor Corp.
5.75%, 12/01/17	475,000	555,815

		2,797,646

LODGING – 0.09%
Choice Hotels International Inc.
5.70%, 08/28/20	100,000	101,138
Marriott International Inc. Series J
5.63%, 02/15/13	500,000	533,830

		634,968

MACHINERY – 0.38%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,320,749
6.05%, 08/15/36	250,000	305,189
Deere & Co.
4.38%, 10/16/19	500,000	546,995
5.38%, 10/16/29	350,000	389,636
Rockwell Automation Inc.
6.70%, 01/15/28	125,000	154,343

		2,716,912

MANUFACTURING – 1.26%
3M Co. Series E
4.38%, 08/15/13	820,000	895,228
Danaher Corp.
5.40%, 03/01/19	600,000	703,414
Dover Corp.
5.38%, 10/15/35	250,000	282,448
5.45%, 03/15/18	100,000	116,201

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Eaton Corp.
5.60%, 05/15/18	$250,000	$289,199
General Electric Co.
5.00%, 02/01/13	1,050,000	1,140,659
5.25%, 12/06/17	1,043,000	1,167,653
Honeywell International Inc.
4.25%, 03/01/13	600,000	647,938
5.00%, 02/15/19	250,000	286,495
5.70%, 03/15/37	500,000	584,960
Illinois Tool Works Inc.
6.25%, 04/01/19	600,000	734,878
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	370,028
ITT Corp.
6.13%, 05/01/19	250,000	296,015
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100,000	125,021
Tyco Electronics Group SA
6.55%, 10/01/17	665,000	774,029
Tyco International Finance SA
8.50%, 01/15/19	250,000	330,825
Tyco International Ltd.
6.88%, 01/15/21	250,000	311,003

		9,055,994

MEDIA – 4.00%
AOL Time Warner Inc.
7.63%, 04/15/31	500,000	616,783
CBS Corp.
5.75%, 04/15/20	750,000	826,840
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617,000	716,297
9.46%, 11/15/22	450,000	629,934
Comcast Corp.
5.15%, 03/01/20	750,000	815,770
5.30%, 01/15/14	1,200,000	1,337,150
5.70%, 07/01/19[a]	780,000	882,162
6.45%, 03/15/37	570,000	646,299
6.95%, 08/15/37	1,175,000	1,415,559
COX Communications Inc.
5.45%, 12/15/14	700,000	788,273

Security	Principal	Value
DIRECTV Holdings LLC
3.55%, 03/15/15	$300,000	$308,343
5.20%, 03/15/20	750,000	803,572
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.60%, 02/15/21	250,000	255,206
4.75%, 10/01/14	200,000	215,815
5.88%, 10/01/19	100,000	112,297
6.38%, 06/15/15	125,000	129,219
7.63%, 05/15/16	200,000	220,000
Discovery Communications LLC
6.35%, 06/01/40	500,000	555,032
Grupo Televisa SA
6.63%, 03/18/25	750,000	842,617
NBC Universal Inc.
6.40%, 04/30/40[c]	500,000	558,575
News America Inc.
5.30%, 12/15/14[a]	867,000	976,719
6.65%, 11/15/37	626,000	718,505
6.90%, 08/15/39	900,000	1,068,686
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	578,889
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	966,927
Time Warner Cable Inc.
5.00%, 02/01/20	300,000	318,982
6.55%, 05/01/37	513,000	577,222
6.75%, 07/01/18	800,000	947,835
7.30%, 07/01/38	250,000	306,019
7.50%, 04/01/14	450,000	529,328
8.25%, 04/01/19	1,780,000	2,268,365
Time Warner Inc.
3.15%, 07/15/15	350,000	359,695
5.88%, 11/15/16	750,000	869,314
7.70%, 05/01/32	1,137,000	1,411,796
Viacom Inc.
6.25%, 04/30/16	735,000	856,811
6.88%, 04/30/36	250,000	295,541
7.88%, 07/30/30	570,000	682,990

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Walt Disney Co. (The)
5.50%, 03/15/19	$900,000	$1,066,152
6.38%, 03/01/12[a]	867,000	940,518
7.00%, 03/01/32	250,000	329,880

		28,745,917

METAL FABRICATE & HARDWARE – 0.04%
Commercial Metals Co.
7.35%, 08/15/18	250,000	264,141

		264,141

MINING – 1.97%
Alcoa Inc.
5.55%, 02/01/17	171,000	173,992
5.72%, 02/23/19	400,000	398,000
5.95%, 02/01/37	521,000	468,900
6.00%, 07/15/13[a]	800,000	860,000
Barrick Gold Corp.
6.95%, 04/01/19	800,000	1,003,762
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	940,383
6.50%, 04/01/19[a]	850,000	1,032,709
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	250,000	265,937
8.38%, 04/01/17	475,000	526,656
Newmont Mining Corp.
5.13%, 10/01/19	250,000	275,442
6.25%, 10/01/39	250,000	285,161
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500,000	532,125
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	457,000	507,590
6.50%, 07/15/18	689,000	816,067
8.95%, 05/01/14	250,000	306,822
9.00%, 05/01/19	800,000	1,092,587
Southern Copper Corp.
7.50%, 07/27/35	300,000	345,231
Teck Resources Ltd.
3.85%, 08/15/17	50,000	50,493
6.13%, 10/01/35	500,000	532,571
9.75%, 05/15/14	272,000	334,560
10.75%, 05/15/19	800,000	992,000

Security	Principal	Value
Vale Overseas Ltd.
6.25%, 01/23/17	$1,099,000	$1,218,802
6.88%, 11/21/36	700,000	784,077
Vulcan Materials Co.
7.00%, 06/15/18	150,000	163,787
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	269,317

		14,176,971

MULTI-NATIONAL – 5.30%
African Development Bank
3.00%, 05/27/14	700,000	746,802
Asian Development Bank
1.63%, 07/15/13	1,000,000	1,022,087
2.75%, 05/21/14	1,755,000	1,856,242
3.63%, 09/05/13	950,000	1,025,211
Corporacion Andina de Fomento
5.75%, 01/12/17	300,000	328,698
8.13%, 06/04/19	250,000	314,359
European Bank for Reconstruction and Development Series G
2.75%, 04/20/15	250,000	264,119
European Investment Bank
1.63%, 03/15/13	500,000	510,412
1.75%, 09/14/12	1,000,000	1,022,329
2.63%, 11/15/11	750,000	769,080
2.75%, 03/23/15	2,400,000	2,532,703
2.88%, 01/15/15	1,200,000	1,270,750
3.13%, 06/04/14	150,000	160,266
3.25%, 10/14/11	442,000	455,587
4.88%, 01/17/17	600,000	699,546
4.88%, 02/15/36	250,000	286,333
5.13%, 05/30/17	3,710,000	4,384,344
European Investment Bank Series E
2.00%, 02/10/12	5,500,000	5,616,885
Inter-American Development Bank
3.00%, 04/22/14	150,000	159,995
3.88%, 02/14/20	550,000	609,857
4.38%, 09/20/12	1,563,000	1,679,460
5.13%, 09/13/16[a]	855,000	1,009,138

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Inter-American Development Bank Series G
1.75%, 10/22/12	$1,900,000	$1,943,462
International Bank for Reconstruction and Development
1.75%, 07/15/13	1,000,000	1,027,924
2.00%, 04/02/12	1,000,000	1,024,024
2.38%, 05/26/15	2,000,000	2,085,458
3.50%, 10/08/13	1,600,000	1,724,496
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,281,734
Korea Development Bank
4.38%, 08/10/15	500,000	530,605
8.00%, 01/23/14[a]	500,000	588,202
Nordic Investment Bank
2.38%, 12/15/11	1,100,000	1,125,977

		38,056,085

OFFICE & BUSINESS EQUIPMENT – 0.37%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	832,000
Xerox Corp.
5.50%, 05/15/12	600,000	638,851
6.75%, 12/15/39	500,000	587,416
6.88%, 08/15/11	570,000	600,740

		2,659,007

OIL & GAS – 5.77%
Anadarko Petroleum Corp.
5.75%, 06/15/14	500,000	505,000
5.95%, 09/15/16	70,000	68,950
6.20%, 03/15/40	500,000	425,000
6.33%, 09/15/17	250,000	246,875
6.45%, 09/15/36	699,000	604,635
Apache Corp.
5.25%, 04/15/13[a]	285,000	311,174
5.63%, 01/15/17	250,000	288,898
6.00%, 01/15/37	250,000	286,940
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	919,807
6.25%, 03/15/38	171,000	195,577
6.50%, 02/15/37	300,000	352,984

Security	Principal	Value
Cenovus Energy Inc.
4.50%, 09/15/14	$200,000	$218,805
5.70%, 10/15/19[a]	200,000	230,223
6.75%, 11/15/39	200,000	243,291
Chevron Corp.
3.95%, 03/03/14	1,100,000	1,197,936
ConocoPhillips
5.75%, 02/01/19	1,550,000	1,842,113
6.00%, 01/15/20	750,000	906,699
6.50%, 02/01/39	500,000	632,311
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,428,000	1,826,559
Devon Energy Corp.
6.30%, 01/15/19	400,000	481,303
7.95%, 04/15/32	570,000	782,541
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250,000	283,447
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,264,253
6.50%, 02/01/38	342,000	398,410
EOG Resources Inc.
5.63%, 06/01/19	600,000	709,753
5.88%, 09/15/17	150,000	176,557
EQT Corp.
8.13%, 06/01/19	250,000	306,190
Hess Corp.
5.60%, 02/15/41	150,000	155,915
7.13%, 03/15/33	137,000	164,828
8.13%, 02/15/19	800,000	1,032,766
Husky Energy Inc.
6.25%, 06/15/12	100,000	107,606
6.80%, 09/15/37	100,000	117,924
7.25%, 12/15/19	200,000	247,199
Marathon Oil Corp.
5.90%, 03/15/18	500,000	574,270
6.00%, 10/01/17	600,000	688,103
7.50%, 02/15/19	150,000	189,442
Nabors Industries Inc.
6.15%, 02/15/18	200,000	220,970
9.25%, 01/15/19	225,000	288,320

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Nexen Inc.
5.88%, 03/10/35	$250,000	$256,864
6.20%, 07/30/19	150,000	171,879
6.40%, 05/15/37	171,000	186,894
7.50%, 07/30/39	500,000	617,119
Noble Energy Inc.
8.25%, 03/01/19	250,000	321,135
Noble Holding International Ltd.
6.20%, 08/01/40	200,000	222,435
NuStar Logistics LP
4.80%, 09/01/20	275,000	279,358
Occidental Petroleum Corp.
7.00%, 11/01/13	900,000	1,063,067
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	486,036
6.63%, 06/15/35	570,000	614,175
Petrobras International Finance Co.
5.75%, 01/20/20	250,000	265,447
5.88%, 03/01/18	1,100,000	1,184,744
6.88%, 01/20/40	250,000	272,217
7.88%, 03/15/19	400,000	485,000
Petro-Canada
6.80%, 05/15/38	150,000	179,832
9.25%, 10/15/21	350,000	491,183
Petroleos Mexicanos
4.88%, 03/15/15[c]	1,250,000	1,320,950
5.50%, 01/21/21[c]	250,000	259,990
Rowan Companies Inc.
5.00%, 09/01/17	100,000	100,717
Shell International Finance BV
1.30%, 09/22/11	250,000	251,887
1.88%, 03/25/13	1,250,000	1,273,624
3.25%, 09/22/15	900,000	948,019
4.00%, 03/21/14	500,000	541,103
4.30%, 09/22/19	500,000	540,909
4.38%, 03/25/20	400,000	436,745
6.38%, 12/15/38	400,000	507,457
Statoil ASA
3.13%, 08/17/17	350,000	362,131
StatoilHydro ASA
5.25%, 04/15/19	1,200,000	1,379,181

Security	Principal	Value
Suncor Energy Inc.
6.10%, 06/01/18	$375,000	$436,513
6.50%, 06/15/38	550,000	636,819
6.85%, 06/01/39	250,000	302,329
Talisman Energy Inc.
7.75%, 06/01/19	400,000	504,055
Total Capital SA
3.00%, 06/24/15	1,000,000	1,043,715
Transocean Inc.
5.25%, 03/15/13	200,000	204,000
6.00%, 03/15/18	371,000	369,145
6.80%, 03/15/38	250,000	236,250
7.50%, 04/15/31	100,000	98,000
Valero Energy Corp.
4.50%, 02/01/15	500,000	522,544
6.13%, 02/01/20	250,000	269,352
6.63%, 06/15/37	342,000	343,611
7.50%, 04/15/32	185,000	200,946
XTO Energy Inc.
5.65%, 04/01/16	600,000	708,480
6.50%, 12/15/18	800,000	1,008,795

		41,398,226

OIL & GAS SERVICES – 0.43%
Baker Hughes Inc.
5.13%, 09/15/40	300,000	311,203
7.50%, 11/15/18	250,000	318,111
Halliburton Co.
6.15%, 09/15/19[a]	150,000	177,005
7.45%, 09/15/39	375,000	505,176
Smith International Inc.
9.75%, 03/15/19	225,000	319,208
Weatherford International Inc.
6.35%, 06/15/17	171,000	192,188
Weatherford International Ltd.
9.63%, 03/01/19	950,000	1,237,404

		3,060,295

PHARMACEUTICALS – 3.43%
Abbott Laboratories
5.13%, 04/01/19	750,000	864,903
5.30%, 05/27/40	500,000	553,225
5.88%, 05/15/16[a]	1,315,000	1,557,902

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
AmerisourceBergen Corp.
5.88%, 09/15/15	$285,000	$323,171
AstraZeneca PLC
5.40%, 06/01/14	500,000	568,453
5.90%, 09/15/17	607,000	727,746
6.45%, 09/15/37	300,000	382,816
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150,000	177,478
5.88%, 11/15/36	285,000	334,357
6.13%, 05/01/38	600,000	729,819
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,175,901
5.55%, 03/15/37	228,000	257,726
Express Scripts Inc.
6.25%, 06/15/14	500,000	565,585
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	857,621
5.65%, 05/15/18	750,000	889,774
6.38%, 05/15/38	684,000	865,884
Medco Health Solutions Inc.
7.13%, 03/15/18	1,100,000	1,339,410
Merck & Co. Inc.
5.00%, 06/30/19	1,530,000	1,774,815
5.85%, 06/30/39	500,000	612,454
Novartis Capital Corp.
1.90%, 04/24/13	500,000	511,647
2.90%, 04/24/15	500,000	523,457
4.13%, 02/10/14	500,000	546,654
Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	672,249
Pfizer Inc.
4.45%, 03/15/12	1,080,000	1,137,892
5.35%, 03/15/15	1,200,000	1,371,260
6.20%, 03/15/19	750,000	924,522
7.20%, 03/15/39	500,000	696,680
Schering-Plough Corp./ Merck & Co. Inc.
5.30%, 12/01/13	800,000	898,615
6.00%, 09/15/17	150,000	180,154
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	349,500

Security	Principal	Value
Wyeth
5.50%, 02/01/14	$867,000	$980,786
5.95%, 04/01/37	1,100,000	1,309,994

		24,662,450

PIPELINES – 2.10%
Buckeye Partners LP
5.50%, 08/15/19[a]	250,000	272,490
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	500,000	574,191
El Paso Natural Gas Co.
8.38%, 06/15/32	500,000	589,624
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	312,771
Enbridge Inc.
5.80%, 06/15/14	600,000	683,682
Energy Transfer Partners LP
5.95%, 02/01/15	500,000	549,893
9.00%, 04/15/19	300,000	372,937
9.70%, 03/15/19	250,000	322,166
Enterprise Products Operating LLC
3.70%, 06/01/15	900,000	934,068
6.45%, 09/01/40	250,000	275,404
7.55%, 04/15/38[a]	250,000	306,404
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	697,683
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400,000	454,408
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,153,000	1,294,331
6.50%, 02/01/37	399,000	440,172
6.55%, 09/15/40	500,000	554,095
Magellan Midstream Partners LP
4.25%, 02/01/21	400,000	407,428
ONEOK Partners LP
6.65%, 10/01/36	171,000	191,996

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	$300,000	$337,672
Plains All American Pipeline LP
8.75%, 05/01/19[a]	800,000	990,988
Southern Natural Gas Co.
5.90%, 04/01/17[a,c]	228,000	246,303
TransCanada PipeLines Ltd.
6.20%, 10/15/37	457,000	522,553
6.35%, 05/15/17	150,000	137,250
6.50%, 08/15/18	700,000	855,607
7.63%, 01/15/39	300,000	401,397
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	150,000	158,118
Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	644,271
Williams Partners LP
3.80%, 02/15/15	1,000,000	1,039,836
5.25%, 03/15/20	250,000	269,842
6.30%, 04/15/40	250,000	273,726

		15,111,306

REAL ESTATE INVESTMENT TRUSTS – 1.12%
AvalonBay Communities Inc.
5.70%, 03/15/17	250,000	278,374
Boston Properties LP
5.88%, 10/15/19	600,000	662,088
6.25%, 01/15/13	150,000	163,214
Digital Realty Trust LP
4.50%, 07/15/15[c]	200,000	204,452
Duke Realty LP
8.25%, 08/15/19	250,000	296,542
Equity One Inc.
6.25%, 12/15/14	125,000	132,727
ERP Operating LP
5.25%, 09/15/14	250,000	269,353
5.75%, 06/15/17	457,000	507,573
HCP Inc.
6.70%, 01/30/18	600,000	657,461
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	262,926

Security	Principal	Value
Health Care REIT Inc.
6.20%, 06/01/16	$250,000	$270,278
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125,000	133,857
Hospitality Properties Trust
7.88%, 08/15/14[a]	150,000	167,339
HRPT Properties Trust
6.25%, 06/15/17	250,000	262,211
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	119,417
Nationwide Health Properties Inc.
6.25%, 02/01/13	250,000	264,862
ProLogis
5.50%, 04/01/12[a]	250,000	257,323
5.63%, 11/15/16	285,000	266,307
6.25%, 03/15/17	250,000	239,935
6.88%, 03/15/20	250,000	243,952
Realty Income Corp.
6.75%, 08/15/19	250,000	281,655
Simon Property Group LP
5.10%, 06/15/15	285,000	311,613
5.65%, 02/01/20	650,000	718,406
6.13%, 05/30/18	415,000	476,803
6.75%, 02/01/40	500,000	587,594

		8,036,262

RETAIL – 2.38%
AutoZone Inc.
5.75%, 01/15/15	600,000	664,741
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	268,575
CVS Caremark Corp.
6.13%, 08/15/16	171,000	198,511
6.25%, 06/01/27	758,000	851,997
6.60%, 03/15/19	450,000	538,243
Home Depot Inc. (The)
5.25%, 12/16/13	600,000	656,665
5.40%, 03/01/16	570,000	639,146
5.88%, 12/16/36	600,000	627,916
Kohl’s Corp.
6.88%, 12/15/37	150,000	186,748

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Lowe’s Companies Inc.
5.40%, 10/15/16	$805,000	$929,741
5.50%, 10/15/35	250,000	273,965
McDonald’s Corp.
5.35%, 03/01/18	1,285,000	1,507,200
Nordstrom Inc.
7.00%, 01/15/38	150,000	179,545
Staples Inc.
9.75%, 01/15/14	150,000	184,724
Target Corp.
5.38%, 05/01/17	600,000	694,137
6.00%, 01/15/18	500,000	602,940
6.35%, 11/01/32	457,000	546,906
7.00%, 01/15/38	500,000	653,972
Walgreen Co.
5.25%, 01/15/19	600,000	696,390
Wal-Mart Stores Inc.
4.55%, 05/01/13	640,000	696,873
5.25%, 09/01/35	285,000	310,731
5.63%, 04/01/40	1,000,000	1,152,919
5.80%, 02/15/18	1,505,000	1,814,774
6.20%, 04/15/38	450,000	550,872
6.50%, 08/15/37	798,000	1,018,216
Yum! Brands Inc.
6.25%, 03/15/18	550,000	644,293

		17,090,740

SEMICONDUCTORS – 0.03%
Analog Devices Inc.
5.00%, 07/01/14	200,000	219,379

		219,379

SOFTWARE – 0.81%
Adobe Systems Inc.
4.75%, 02/01/20	250,000	267,016
CA Inc.
5.38%, 12/01/19	250,000	270,716
Fiserv Inc.
6.13%, 11/20/12	500,000	544,729
Microsoft Corp.
4.20%, 06/01/19	1,080,000	1,202,807

Security	Principal	Value
Oracle Corp.
5.00%, 07/08/19	$450,000	$512,750
5.25%, 01/15/16	570,000	661,018
5.38%, 07/15/40[c]	500,000	542,308
5.75%, 04/15/18	1,530,000	1,817,038

		5,818,382

TELECOMMUNICATIONS – 6.50%
Alltel Corp.
7.88%, 07/01/32	400,000	533,138
America Movil SAB de CV
5.00%, 10/16/19	500,000	538,702
5.50%, 03/01/14[a]	450,000	494,100
6.13%, 03/30/40	1,000,000	1,131,770
American Tower Corp.
5.05%, 09/01/20	300,000	302,805
AT&T Inc.
2.50%, 08/15/15	100,000	101,063
4.95%, 01/15/13	1,544,000	1,680,674
5.50%, 02/01/18	750,000	858,815
5.80%, 02/15/19[a]	250,000	294,173
6.30%, 01/15/38	1,421,000	1,616,805
6.40%, 05/15/38	600,000	691,738
6.50%, 09/01/37	800,000	932,371
6.55%, 02/15/39	900,000	1,058,929
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,200,000	1,735,917
BellSouth Corp.
6.00%, 11/15/34	570,000	612,915
British Telecom PLC
5.15%, 01/15/13	350,000	370,345
5.95%, 01/15/18	750,000	818,536
9.88%, 12/15/30	228,000	306,489
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	750,000	849,674
8.50%, 11/15/18	750,000	1,010,309
CenturyLink Inc.
6.00%, 04/01/17	630,000	644,383

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Cisco Systems Inc.
4.45%, 01/15/20	$800,000	$878,370
4.95%, 02/15/19	550,000	623,862
5.50%, 02/22/16	797,000	934,585
5.50%, 01/15/40	300,000	332,551
5.90%, 02/15/39	250,000	290,863
Corning Inc.
4.25%, 08/15/20	100,000	103,448
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	822,494
8.75%, 06/15/30	1,021,000	1,420,114
Embarq Corp.
7.08%, 06/01/16	500,000	545,121
8.00%, 06/01/36	250,000	254,316
France Telecom SA
4.38%, 07/08/14	900,000	993,242
8.50%, 03/01/31	570,000	825,320
Harris Corp.
6.38%, 06/15/19	100,000	116,802
Motorola Inc.
6.63%, 11/15/37	250,000	269,561
8.00%, 11/01/11[a]	600,000	639,000
Nokia OYJ
5.38%, 04/15/19	150,000	163,303
6.63%, 05/15/39	100,000	114,444
Qwest Corp.
6.88%, 09/15/33	57,000	55,290
8.38%, 05/01/16	1,200,000	1,398,000
8.88%, 03/15/12	228,000	249,660
Rogers Communications Inc.
6.80%, 08/15/18	700,000	857,560
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	196,533
Royal KPN NV
8.38%, 10/01/30	250,000	342,904
SBC Communications Inc./AT&T Inc.
5.10%, 09/15/14	800,000	899,350
5.88%, 02/01/12	1,140,000	1,215,741

Security	Principal	Value
Telecom Italia Capital SA
4.95%, 09/30/14	$600,000	$629,502
5.25%, 11/15/13	915,000	968,641
5.25%, 10/01/15	150,000	159,667
7.72%, 06/04/38	700,000	785,948
Telefonica Emisiones SAU
3.73%, 04/27/15	800,000	827,199
5.88%, 07/15/19	250,000	281,170
6.42%, 06/20/16	150,000	172,467
7.05%, 06/20/36	500,000	598,997
Telefonica Europe BV
8.25%, 09/15/30	570,000	743,414
Verizon Communications Inc.
5.25%, 04/15/13	550,000	605,734
5.55%, 02/15/16	570,000	655,270
5.85%, 09/15/35	1,080,000	1,171,854
6.10%, 04/15/18	770,000	906,845
6.40%, 02/15/38	250,000	290,089
7.38%, 09/01/12	1,080,000	1,211,786
7.75%, 12/01/30	700,000	907,542
8.75%, 11/01/18	1,000,000	1,350,548
8.95%, 03/01/39	350,000	523,717
Vodafone Group PLC
4.15%, 06/10/14	600,000	640,088
5.00%, 12/16/13	497,000	542,498
5.45%, 06/10/19	250,000	282,916
5.63%, 02/27/17	150,000	169,475
5.75%, 03/15/16	457,000	526,231
6.15%, 02/27/37	550,000	630,217

		46,707,900

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.
6.13%, 05/15/14	250,000	271,875

		271,875

TRANSPORTATION – 1.37%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	500,000	562,994
5.90%, 07/01/12	150,000	162,220
6.15%, 05/01/37	399,000	467,045
7.00%, 02/01/14	450,000	526,517

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Canadian National Railway Co.
5.55%, 03/01/19	$300,000	$356,779
6.38%, 11/15/37	250,000	317,705
Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	274,717
CSX Corp.
6.15%, 05/01/37	300,000	346,276
6.22%, 04/30/40	300,000	349,194
6.25%, 04/01/15	250,000	292,225
7.38%, 02/01/19	250,000	315,300
FedEx Corp.
8.00%, 01/15/19	250,000	325,100
Norfolk Southern Corp.
5.75%, 01/15/16	1,000,000	1,154,701
7.05%, 05/01/37	137,000	177,225
7.70%, 05/15/17	1,000,000	1,270,967
Ryder System Inc.
3.60%, 03/01/16	300,000	302,363
Union Pacific Corp.
5.78%, 07/15/40[c]	1,000,000	1,122,555
United Parcel Service Inc.
4.50%, 01/15/13	900,000	974,190
6.20%, 01/15/38	450,000	554,419

		9,852,492

WATER – 0.09%
American Water Capital Corp.
6.59%, 10/15/37	250,000	284,922
Veolia Environnement
6.00%, 06/01/18	300,000	343,931

		628,853

TOTAL CORPORATE BONDS & NOTES
(Cost: $578,668,884)		635,049,567

FOREIGN GOVERNMENT BONDS & NOTES[d] – 7.25%
British Columbia (Province of)
7.25%, 09/01/36	500,000	762,670

Security	Principal	Value
Brazil (Federative Republic of)
4.88%, 01/22/21	$200,000	$212,622
5.88%, 01/15/19	250,000	287,250
6.00%, 01/17/17[a]	450,000	517,500
7.13%, 01/20/37	1,257,000	1,625,075
7.88%, 03/07/15	1,350,000	1,640,250
8.00%, 01/15/18	1,297,500	1,537,537
8.25%, 01/20/34	500,000	716,250
8.75%, 02/04/25	900,000	1,287,000
10.13%, 05/15/27[a]	600,000	952,500
11.00%, 08/17/40	707,000	966,469
Canada (Government of)
2.38%, 09/10/14	500,000	523,633
Chile (Republic of)
7.13%, 01/11/12[a]	250,000	268,282
Export Development Canada
3.13%, 04/24/14	1,400,000	1,499,567
Hungary (Republic of)
6.25%, 01/29/20	450,000	459,072
Hydro-Quebec
8.05%, 07/07/24	685,000	1,014,170
Israel (State of)
5.13%, 03/26/19[a]	1,080,000	1,198,800
Italy (Republic of)
2.13%, 10/05/12	500,000	505,292
3.13%, 01/26/15[a]	450,000	460,970
4.38%, 06/15/13	1,200,000	1,274,090
4.50%, 01/21/15	1,400,000	1,507,662
5.25%, 09/20/16	800,000	883,203
5.38%, 06/15/33	500,000	519,672
5.63%, 06/15/12	750,000	802,302
Japan Finance Corp.
1.50%, 07/06/12	1,000,000	1,013,896
2.88%, 02/02/15	900,000	950,620
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17	500,000	588,230
Korea (Republic of)
4.88%, 09/22/14[a]	600,000	656,080
5.75%, 04/16/14	500,000	558,884
7.13%, 04/16/19	150,000	190,431
Malaysia (Government of)
7.50%, 07/15/11	250,000	263,477

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Manitoba (Province of)
2.13%, 04/22/13	$250,000	$258,400
4.90%, 12/06/16	150,000	173,119
Nova Scotia (Province of)
5.13%, 01/26/17	250,000	292,667
5.75%, 02/27/12[a]	600,000	640,944
Ontario (Province of)
1.88%, 11/19/12	1,150,000	1,177,245
2.95%, 02/05/15	1,500,000	1,587,170
4.00%, 10/07/19	500,000	545,621
4.10%, 06/16/14	1,755,000	1,931,022
4.40%, 04/14/20	1,050,000	1,174,789
Panama (Republic of)
5.20%, 01/30/20	1,000,000	1,100,170
6.70%, 01/26/36	1,500,000	1,876,710
Peru (Republic of)
6.55%, 03/14/37	700,000	839,930
7.13%, 03/30/19	500,000	618,700
8.38%, 05/03/16	250,000	313,750
8.75%, 11/21/33	500,000	756,940
Poland (Republic of)
5.00%, 10/19/15[a]	150,000	162,375
5.25%, 01/15/14[a]	450,000	487,125
6.38%, 07/15/19	1,000,000	1,178,750
Quebec (Province of)
3.50%, 07/29/20	150,000	155,563
4.60%, 05/26/15	600,000	678,426
4.88%, 05/05/14	500,000	565,132
5.00%, 03/01/16	570,000	658,691
5.13%, 11/14/16	188,000	219,675
7.50%, 09/15/29	320,000	474,328
South Africa (Republic of)
6.50%, 06/02/14	1,000,000	1,138,800
6.88%, 05/27/19	500,000	606,900

Security	Principal	Value
United Mexican States
5.13%, 01/15/20	$250,000 $	271,197
5.63%, 01/15/17	800,000	897,992
5.95%, 03/19/19	2,005,000	2,305,750
6.05%, 01/11/40	500,000	567,500
6.38%, 01/16/13	867,000	962,370
6.75%, 09/27/34	300,000	376,815
7.50%, 04/08/33	1,045,000	1,400,300

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $47,993,275)		52,038,322

MUNICIPAL DEBT OBLIGATIONS – 2.42%

CALIFORNIA – 0.97%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	750,000	822,135
Bay Area Toll Authority Toll Bridge Revenue, Series S1
7.04%, 04/01/41	300,000	332,343
California State, General Obligations Unlimited
5.45%, 04/01/15	750,000	803,738
7.55%, 04/01/39	1,995,000	2,243,517
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/40	180,000	205,711
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	500,000	554,560
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	450,000	455,742
San Francisco City & County Public Utilities Commission Revenue
6.00%, 11/01/26	750,000	787,425

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
University of California Revenue
5.77%, 05/06/37	$700,000	$761,810

		6,966,981

CONNECTICUT – 0.08%
Connecticut State, General
Obligations Unlimited,
Series A
5.85%, 03/15/32	500,000	578,195

		578,195

GEORGIA – 0.07%
Municipal Electric Authority of
Georgia Revenue, Series A
6.64%, 04/01/18	500,000	526,510

		526,510

ILLINOIS – 0.47%
Chicago Transit Authority
Sales & Transfer Tax Receipts
Revenue, Series A
6.90%, 12/01/40	690,000	749,043
Illinois State, General
Obligations Unlimited
4.07%, 01/01/14	500,000	503,555
4.42%, 01/01/15	500,000	508,765
5.10%, 06/01/33	1,785,000	1,500,310
6.73%, 04/01/35	100,000	99,421

		3,361,094

MASSACHUSETTS – 0.03%
Massachusetts State School
Building Authority Dedicated
Sales Tax Revenue
5.72%, 08/15/39	205,000	228,440

		228,440

NEW JERSEY – 0.24%
New Jersey Economic
Development Authority, State
Pension Funding Revenue,
Series A (NPFGC Insured)
7.43%, 02/15/29	650,000	760,500

Security	Principal	Value
New Jersey State Turnpike
Authority Revenue, Series F
7.41%, 01/01/37	$735,000	$938,786

		1,699,286

NEW YORK – 0.21%
Metropolitan Transportation
Authority Dedicated Tax
Fund Revenue
7.34%, 11/15/39	250,000	315,530
Metropolitan Transportation
Authority Revenue, Series C-1
6.69%, 11/25/36	300,000	322,149
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue
5.72%, 06/15/42	300,000	327,468
New York City, General
Obligations Unlimited
5.97%, 03/01/36	250,000	270,880
New York State Dormitory
Authority State Personal
Income Tax Revenue
5.63%, 03/15/39	250,000	263,908

		1,499,935

OREGON – 0.02%
Oregon State, General
Obligations Unlimited
5.76%, 06/01/23	150,000	166,560

		166,560

TEXAS – 0.19%
Dallas, Texas Area Rapid Transit
Sales Tax Revenue
6.00%, 12/01/35	250,000	296,287
North Texas Tollway
Authority Revenue
6.72%, 01/01/40	500,000	540,555
Texas State Transportation
Commission Revenue,
Series B
5.18%, 04/01/30	250,000	272,660

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2010

Security	Shares or Principal	Value
Texas State, General Obligations
Unlimited
5.52%, 04/01/39	$250,000	$281,815

		1,391,317

UTAH – 0.12%
Utah State, General Obligations
Unlimited
4.55%, 07/01/24	750,000	829,568

		829,568

WEST VIRGINIA – 0.02%
Tobacco Settlement Finance
Authority of West Virginia
7.47%, 06/01/25	150,000	113,023

		113,023

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $16,703,447)		17,360,909

SHORT-TERM INVESTMENTS – 4.68%

MONEY MARKET FUNDS – 4.68%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[b,e,f]	20,585,082	20,585,082
BlackRock Cash Funds: Prime,
SL Agency Shares
0.30%[b,e,f]	4,000,103	4,000,103
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[b,e]	9,034,783	9,034,783

		33,619,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,619,968)		33,619,968

TOTAL INVESTMENTS
IN SECURITIES – 102.78%
(Cost: $676,985,574)		738,068,766

Other Assets, Less Liabilities – (2.78)%		(19,972,834)

NET ASSETS – 100.00%		$718,095,932

NPFGC – National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 31.97%

AEROSPACE & DEFENSE – 0.35%
Boeing Co. (The)
4.88%, 02/15/20	$450,000	$507,948
General Dynamics Corp.
5.25%, 02/01/14	500,000	564,149
United Technologies Corp.
5.38%, 12/15/17	673,000	794,789

		1,866,886

AGRICULTURE – 0.43%
Altria Group Inc.
9.70%, 11/10/18	526,000	689,199
Philip Morris International Inc.
5.65%, 05/16/18	935,000	1,074,513
Reynolds American Inc.
6.75%, 06/15/17	447,000	498,875

		2,262,587

AUTO MANUFACTURERS – 0.14%
DaimlerChrysler North
America Holding Corp.
6.50%, 11/15/13	640,000	729,915

		729,915

BANKS – 6.28%
Bank of America Corp.
5.65%, 05/01/18	1,010,000	1,051,319
7.38%, 05/15/14	1,053,000	1,205,734
7.63%, 06/01/19	262,000	306,586
Bank of America Corp.
Series L (FDIC Guaranteed)
3.13%, 06/15/12	8,400,000	8,775,730
Bank of New York
Mellon Corp. (The)
4.95%, 11/01/12	1,010,000	1,089,996
Barclays Bank PLC
5.13%, 01/08/20	250,000	266,529
5.20%, 07/10/14	600,000	658,946
5.45%, 09/12/12	500,000	539,003
BB&T Corp.
6.85%, 04/30/19	262,000	314,504
Charter One Bank N.A.
6.38%, 05/15/12	352,000	367,203

Security	Principal	Value
Credit Suisse New York
5.00%, 05/15/13[a]	$526,000	$568,705
6.00%, 02/15/18	400,000	436,848
Deutsche Bank AG London
6.00%, 09/01/17	1,048,000	1,208,729
Export-Import Bank
of Korea (The)
8.13%, 01/21/14	400,000	472,064
Fifth Third Bancorp
5.45%, 01/15/17	526,000	553,989
KeyCorp
6.50%, 05/14/13	526,000	575,313
KfW
2.00%, 01/17/12	1,250,000	1,275,055
2.63%, 03/03/15	750,000	787,465
3.25%, 03/15/13	1,000,000	1,059,984
4.88%, 01/17/17	842,000	981,696
KfW Series G
4.38%, 03/15/18	1,347,000	1,533,487
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	842,000	978,710
National City Corp.
6.88%, 05/15/19	526,000	622,198
Oesterreichische
Kontrollbank AG
1.88%, 03/21/12	400,000	407,386
PNC Funding Corp.
5.25%, 11/15/15[b]	135,000	149,590
Royal Bank of Scotland
Group PLC
5.00%, 10/01/14	161,000	158,999
State Street Corp.
4.30%, 05/30/14[a]	179,000	193,508
SunTrust Bank
7.25%, 03/15/18	262,000	297,238
UBS AG Stamford
5.88%, 12/20/17[a]	1,010,000	1,137,019
US Bank N.A.
4.80%, 04/15/15	736,000	814,814

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Wachovia Corp./Wells
Fargo & Co.
5.30%, 10/15/11	$673,000	$704,948
5.63%, 10/15/16	300,000	329,130
5.75%, 06/15/17	1,010,000	1,141,007
Wells Fargo & Co.
5.25%, 10/23/12	1,500,000	1,615,485
Westpac Banking Corp.
2.10%, 08/02/13	200,000	201,665
4.88%, 11/19/19	375,000	399,178

		33,179,760

BEVERAGES – 0.84%
Anheuser-Busch InBev
Worldwide Inc.
3.00%, 10/15/12	1,000,000	1,031,561
Bottling Group LLC
6.95%, 03/15/14	307,000	365,139
Coca-Cola Co. (The)
5.35%, 11/15/17	842,000	988,398
Diageo Finance BV
5.30%, 10/28/15	673,000	766,385
PepsiCo Inc.
3.75%, 03/01/14	526,000	567,300
7.90%, 11/01/18	550,000	736,805

		4,455,588

BIOTECHNOLOGY – 0.06%
Amgen Inc.
5.70%, 02/01/19	262,000	313,624

		313,624

BUILDING MATERIALS – 0.11%
CRH America Inc.
5.30%, 10/15/13	370,000	393,967
Owens Corning
9.00%, 06/15/19	160,000	188,000

		581,967

CHEMICALS – 0.31%
Dow Chemical Co. (The)
6.00%, 10/01/12	268,000	289,001
7.60%, 05/15/14	526,000	611,397
E.I. du Pont de Nemours
and Co.
5.88%, 01/15/14	420,000	480,321

Security	Principal	Value
Praxair Inc.
4.50%, 08/15/19	$256,000	$280,067

		1,660,786

COMMERCIAL SERVICES – 0.19%
McKesson Corp.
5.70%, 03/01/17	336,000	382,203
Moody’s Corp.
5.50%, 09/01/20	100,000	101,147
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	268,000	274,700
Western Union Co. (The)
5.25%, 04/01/20[c]	216,000	232,375

		990,425

COMPUTERS – 0.32%
Hewlett-Packard Co.
5.50%, 03/01/18	526,000	618,371
International Business
Machines Corp.
4.75%, 11/29/12	673,000	729,127
5.70%, 09/14/17	300,000	355,633

		1,703,131

COSMETICS & PERSONAL CARE – 0.06%
Procter & Gamble Co. (The)
4.70%, 02/15/19	300,000	339,515

		339,515

DISTRIBUTION & WHOLESALE – 0.02%
Ingram Micro Inc.
5.25%, 09/01/17	100,000	102,109

		102,109

DIVERSIFIED FINANCIAL SERVICES – 5.99%
American Express Co.
4.88%, 07/15/13	507,000	547,393
6.80%, 09/01/16	268,000	259,960
7.00%, 03/19/18	842,000	1,000,369
Ameriprise Financial Inc.
5.30%, 03/15/20	150,000	164,340
Bear Stearns Companies Inc.
(The)/JPMorgan
Chase & Co.
5.70%, 11/15/14	1,247,000	1,400,454

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
BP Capital Markets PLC
3.88%, 03/10/15	$150,000	$148,669
4.75%, 03/10/19	150,000	146,609
5.25%, 11/07/13	276,000	286,570
Capital One Financial Corp.
5.70%, 09/15/11	640,000	667,117
6.75%, 09/15/17	526,000	616,438
Charles Schwab Corp. (The)
4.95%, 06/01/14	262,000	287,874
Citigroup Inc.
5.50%, 04/11/13	526,000	559,374
6.00%, 02/21/12	1,718,000	1,804,796
6.13%, 05/15/18	1,010,000	1,089,882
8.50%, 05/22/19	262,000	320,346
Countrywide Financial Corp.
5.80%, 06/07/12	168,000	178,920
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,123,000	1,266,989
Eksportfinans A/S
3.00%, 11/17/14	375,000	394,454
General Electric Capital Corp.
5.00%, 01/08/16	640,000	706,452
5.63%, 05/01/18	762,000	840,384
5.88%, 02/15/12[a]	1,685,000	1,796,206
6.00%, 08/07/19	262,000	295,781
Goldman Sachs Capital Trust II
5.79%, 06/01/12	150,000	120,000
Goldman Sachs Group Inc. (The)
5.25%, 10/15/13	375,000	406,297
5.35%, 01/15/16	660,000	712,869
6.15%, 04/01/18	1,685,000	1,841,538
6.60%, 01/15/12	526,000	561,295
HSBC Finance Corp.
5.50%, 01/19/16	1,527,000	1,668,433
Jefferies Group Inc.
8.50%, 07/15/19	262,000	306,923
John Deere Capital Corp.
7.00%, 03/15/12	538,000	589,496
JPMorgan Chase & Co.
5.75%, 01/02/13	2,527,000	2,753,925
6.30%, 04/23/19	262,000	300,913

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	$235,000	$246,816
5.45%, 07/15/14	1,685,000	1,806,639
6.05%, 08/15/12	473,000	504,067
Morgan Stanley
4.75%, 04/01/14	600,000	616,044
5.75%, 10/18/16	673,000	718,344
6.00%, 04/28/15	736,000	798,227
6.63%, 04/01/18	603,000	659,021
7.30%, 05/13/19	262,000	295,589
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	640,000	697,055
Nomura Holdings Inc.
6.70%, 03/04/20	225,000	254,944
SLM Corp.
5.38%, 05/15/14	637,000	592,410
Toyota Motor Credit Corp.
Series MTN
1.38%, 08/12/13	400,000	401,375

		31,631,597

ELECTRIC – 2.00%
Consolidated Edison Co. of
New York Inc.
5.85%, 04/01/18	2,021,000	2,389,500
Constellation Energy Group Inc.
4.55%, 06/15/15	606,000	650,622
Detroit Edison Co. (The)
3.45%, 10/01/20	150,000	151,270
Dominion Resources Inc.
5.15%, 07/15/15	640,000	723,867
Duke Capital LLC
6.25%, 02/15/13	640,000	695,120
Duke Energy Corp.
5.05%, 09/15/19	262,000	291,518
6.25%, 01/15/12	235,000	251,657
Duke Energy Indiana Inc.
3.75%, 07/15/20	200,000	209,590
Exelon Corp.
4.90%, 06/15/15	640,000	700,071

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Exelon Generation Co. LLC
5.35%, 01/15/14	$640,000	$702,065
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300,000	319,889
FPL Group Capital Inc.
6.00%, 03/01/19	256,000	299,018
MidAmerican Energy
Holdings Co.
5.75%, 04/01/18	300,000	343,966
Northern States Power Co.
1.95%, 08/15/15	200,000	201,495
Pacific Gas & Electric Co.
4.80%, 03/01/14	1,247,000	1,378,193
Southern Power Co.
4.88%, 07/15/15	307,000	340,368
Southwestern Electric Power Co.
6.45%, 01/15/19	262,000	299,657
TXU Electric Delivery Co.
6.38%, 01/15/15	268,000	307,855
Union Electric Co.
6.70%, 02/01/19	262,000	312,538

		10,568,259

ELECTRICAL COMPONENTS & EQUIPMENT – 0.21%
Emerson Electric Co.
4.88%, 10/15/19	500,000	573,036
5.25%, 10/15/18	440,000	516,775

		1,089,811

ELECTRONICS – 0.07%
Agilent Technologies Inc.
5.00%, 07/15/20	100,000	105,334
6.50%, 11/01/17	225,000	260,800

		366,134

FOOD – 0.48%
Campbell Soup Co.
3.05%, 07/15/17	200,000	208,473
General Mills Inc.
6.00%, 02/15/12	268,000	286,774
Kraft Foods Inc.
6.13%, 02/01/18	504,000	590,472
6.25%, 06/01/12	673,000	727,586

Security	Principal	Value
Kroger Co. (The)
3.90%, 10/01/15	$300,000	$321,535
Safeway Inc.
3.95%, 08/15/20	200,000	201,967
Sara Lee Corp.
6.25%, 09/15/11	202,000	212,643

		2,549,450

FOREST PRODUCTS & PAPER – 0.06%
International Paper Co.
7.95%, 06/15/18	262,000	314,516

		314,516

GAS – 0.02%
Sempra Energy
6.50%, 06/01/16	112,000	131,394

		131,394

HEALTH CARE – PRODUCTS – 0.17%
Baxter International Inc.
4.25%, 03/15/20	300,000	325,463
Johnson & Johnson
5.55%, 08/15/17	205,000	242,823
Medtronic Inc.
3.00%, 03/15/15	300,000	314,397

		882,683

HEALTH CARE – SERVICES – 0.16%
Aetna Inc.
3.95%, 09/01/20	100,000	99,348
UnitedHealth Group Inc.
4.88%, 03/15/15	268,000	294,044
WellPoint Inc.
4.35%, 08/15/20	100,000	102,850
5.25%, 01/15/16	300,000	331,034

		827,276

HOUSEHOLD PRODUCTS & WARES – 0.06%
Kimberly-Clark Corp.
6.13%, 08/01/17	256,000	310,439

		310,439

INSURANCE – 1.25%
Aflac Inc.
3.45%, 08/15/15	100,000	102,746
Allstate Corp. (The)
5.00%, 08/15/14	336,000	374,942

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
American International Group Inc.
5.60%, 10/18/16[a]	$673,000	$649,445
Berkshire Hathaway
Finance Corp.
4.85%, 01/15/15	1,179,000	1,319,422
Chubb Corp.
6.38%, 04/15/17	250,000	243,750
CNA Financial Corp.
5.88%, 08/15/20	75,000	76,383
Genworth Financial Inc.
5.75%, 06/15/14	526,000	539,150
Hartford Financial Services Group Inc.
5.38%, 03/15/17	250,000	256,854
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	550,000	595,045
MetLife Inc.
5.00%, 06/15/15	640,000	699,916
Principal Life Income Fundings
Trust
5.30%, 12/14/12	526,000	566,014
Prudential Financial Inc.
5.10%, 09/20/14	673,000	728,106
Travelers Companies Inc. (The)
6.25%, 06/20/16	262,000	307,918
6.25%, 03/15/17	150,000	141,000

		6,600,691

IRON & STEEL – 0.12%
ArcelorMittal SA
9.00%, 02/15/15	526,000	627,808

		627,808

MACHINERY – 0.21%
Caterpillar Inc.
5.70%, 08/15/16[a]	943,000	1,092,514

		1,092,514

MANUFACTURING – 0.52%
3M Co. Series E
4.38%, 08/15/13	500,000	545,871
General Electric Co.
5.00%, 02/01/13	1,247,000	1,354,669

Security	Principal	Value
Honeywell International Inc.
5.30%, 03/01/18	$262,000	$302,587
Tyco International Finance SA
4.13%, 10/15/14	500,000	537,895

		2,741,022

MEDIA – 0.90%
Comcast Cable
Communications
Holdings Inc.
8.38%, 03/15/13	247,000	286,751
Comcast Corp.
6.50%, 01/15/17	1,000,000	1,180,621
DIRECTV Holdings LLC
3.55%, 03/15/15	450,000	462,515
News America Inc.
5.30%, 12/15/14	606,000	682,689
Time Warner Cable Inc.
5.85%, 05/01/17	336,000	378,743
7.50%, 04/01/14	526,000	618,726
Viacom Inc.
6.25%, 04/30/16	336,000	391,685
Walt Disney Co. (The)
6.38%, 03/01/12	673,000	730,067

		4,731,797

MINING – 0.82%
Alcoa Inc.
5.55%, 02/01/17[a]	418,000	425,315
Barrick Gold Corp.
6.95%, 04/01/19	225,000	282,308
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,247,000	1,352,546
Freeport-McMoRan
Copper & Gold Inc.
8.25%, 04/01/15	526,000	559,533
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	510,000	625,916
9.00%, 05/01/19	225,000	307,290
Teck Resources Ltd.
3.85%, 08/15/17	50,000	50,493
10.75%, 05/15/19	300,000	372,000

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Vale Overseas Ltd.
6.25%, 01/11/16	$336,000	$371,579

		4,346,980

MULTI-NATIONAL – 2.15%
African Development Bank
1.88%, 01/23/12	500,000	509,048
Asian Development Bank
2.63%, 02/09/15	400,000	421,214
2.75%, 05/21/14	526,000	556,344
European Bank for
Reconstruction and
Development Series G
2.75%, 04/20/15	300,000	316,943
European Investment Bank
1.75%, 09/14/12	1,000,000	1,022,329
2.75%, 03/23/15	600,000	633,176
4.63%, 05/15/14	3,741,000	4,182,641
Inter-American
Development Bank
5.13%, 09/13/16[a]	1,247,000	1,471,806
International Bank for
Reconstruction and
Development
2.00%, 04/02/12	1,053,000	1,078,298
2.38%, 05/26/15	750,000	782,047
Nordic Investment Bank
5.00%, 02/01/17	307,000	359,718

		11,333,564

OFFICE & BUSINESS EQUIPMENT – 0.18%
Pitney Bowes Inc.
4.75%, 01/15/16	256,000	268,449
Xerox Corp.
6.88%, 08/15/11	640,000	674,515

		942,964

OIL & GAS – 1.50%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306,000	301,410
Apache Corp.
5.25%, 04/15/13[a]	336,000	366,858
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500,000	581,326

Security	Principal	Value
Chevron Corp.
3.95%, 03/03/14	$358,000	$389,874
ConocoPhillips
5.75%, 02/01/19	300,000	356,538
Devon Financing Corp. ULC
6.88%, 09/30/11	336,000	357,239
EnCana Corp.
5.90%, 12/01/17	350,000	409,712
EOG Resources Inc.
2.95%, 06/01/15	300,000	312,548
Husky Energy Inc.
7.25%, 12/15/19	300,000	370,798
Marathon Oil Corp.
7.50%, 02/15/19	217,000	274,059
NuStar Logistics LP
4.80%, 09/01/20	100,000	101,585
Pemex Project Funding
Master Trust
5.75%, 03/01/18	500,000	540,040
Petrobras International
Finance Co.
5.88%, 03/01/18	500,000	538,520
7.88%, 03/15/19	262,000	317,675
Rowan Companies Inc.
5.00%, 09/01/17	100,000	100,717
Shell International Finance BV
4.30%, 09/22/19	726,000	785,400
StatoilHydro ASA
5.25%, 04/15/19	500,000	574,659
Transocean Inc.
6.00%, 03/15/18	173,000	172,135
Valero Energy Corp.
6.13%, 02/01/20	650,000	700,316
XTO Energy Inc.
6.25%, 04/15/13	336,000	379,612

		7,931,021

OIL & GAS SERVICES – 0.06%
Weatherford International Inc.
6.35%, 06/15/17	268,000	301,207

		301,207

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
PHARMACEUTICALS – 1.23%
Abbott Laboratories
5.15%, 11/30/12	$804,000	$875,442
AmerisourceBergen Corp.
5.88%, 09/15/15	254,000	288,019
AstraZeneca PLC
5.40%, 09/15/12	1,010,000	1,102,189
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	858,000	1,017,902
Medco Health Solutions Inc.
7.13%, 03/15/18	542,000	659,964
Merck & Co. Inc.
4.00%, 06/30/15	315,000	343,993
Novartis Capital Corp.
2.90%, 04/24/15	300,000	314,074
Novartis Securities
Investment Ltd.
5.13%, 02/10/19	262,000	303,671
Pfizer Inc.
6.20%, 03/15/19	629,000	775,366
Wyeth
5.50%, 02/01/14	747,000	845,037

		6,525,657

PIPELINES – 0.56%
Energy Transfer Partners LP
5.95%, 02/01/15	315,000	346,432
Enterprise Products
Operating LP
5.60%, 10/15/14	707,000	786,701
Kinder Morgan Energy
Partners LP
6.85%, 02/15/20	250,000	295,261
Plains All American Pipeline LP
3.95%, 09/15/15	300,000	310,515
8.75%, 05/01/19[a]	300,000	371,620
TransCanada PipeLines Ltd.
6.50%, 08/15/18	500,000	611,148
Williams Partners LP
5.25%, 03/15/20	225,000	242,858

		2,964,535

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.47%
Boston Properties LP
6.25%, 01/15/13	$536,000	$583,217
Duke Realty LP
7.38%, 02/15/15	250,000	283,663
Entertainment Properties Trust
7.75%, 07/15/20[c]	150,000	146,642
ERP Operating LP
5.13%, 03/15/16	336,000	359,055
HCP Inc.
6.70%, 01/30/18	250,000	273,942
ProLogis
5.63%, 11/15/16	268,000	250,422
Simon Property Group LP
6.13%, 05/30/18	500,000	574,462

		2,471,403

RETAIL – 0.95%
Costco Wholesale Corp.
5.30%, 03/15/12	202,000	216,090
CVS Caremark Corp.
5.75%, 06/01/17	205,000	234,095
6.30%, 06/01/12	338,000	309,270
Home Depot Inc. (The)
5.40%, 03/01/16	640,000	717,638
McDonald’s Corp.
5.35%, 03/01/18	673,000	789,374
Target Corp.
6.00%, 01/15/18	673,000	811,558
Wal-Mart Stores Inc.
4.55%, 05/01/13[a]	1,220,000	1,328,415
Yum! Brands Inc.
6.25%, 03/15/18	504,000	590,407

		4,996,847

SOFTWARE – 0.28%
Microsoft Corp.
2.95%, 06/01/14	350,000	372,503
Oracle Corp.
5.25%, 01/15/16	943,000	1,093,579

		1,466,082

TELECOMMUNICATIONS – 2.12%
America Movil SAB de CV
5.00%, 03/30/20	375,000	408,657

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
American Tower Corp.
5.05%, 09/01/20	$150,000	$151,402
AT&T Inc.
4.95%, 01/15/13	1,179,000	1,283,364
5.50%, 02/01/18	1,000,000	1,145,087
British Telecom PLC
5.95%, 01/15/18	150,000	163,707
Cellco Partnership/Verizon
Wireless Capital LLC
8.50%, 11/15/18	526,000	708,564
Cisco Systems Inc.
5.50%, 02/22/16	1,247,000	1,462,269
Corning Inc.
4.25%, 08/15/20	50,000	51,724
Deutsche Telekom
International Finance BV
5.75%, 03/23/16	315,000	358,341
Embarq Corp.
7.08%, 06/01/16	721,000	786,065
Qwest Corp.
8.38%, 05/01/16	300,000	349,500
Rogers Wireless Inc.
6.38%, 03/01/14	336,000	386,171
SBC Communications Inc./
AT&T Inc.
5.88%, 02/01/12	247,000	263,411
Telecom Italia Capital SA
4.95%, 09/30/14	526,000	551,864
Telefonica Emisiones SAU
3.73%, 04/27/15	450,000	465,300
Verizon Communications Inc.
5.50%, 02/15/18	450,000	509,240
5.55%, 02/15/16	1,247,000	1,433,546
Vodafone Group PLC
5.75%, 03/15/16	640,000	736,954

		11,215,166

TRANSPORTATION – 0.32%
Burlington Northern
Santa Fe Corp.
4.70%, 10/01/19	250,000	273,575
Norfolk Southern Corp.
7.70%, 05/15/17	480,000	610,064

Security	Principal	Value
Ryder System Inc.
3.60%, 03/01/16	$100,000	$100,788
Union Pacific Corp.
5.75%, 11/15/17	315,000	364,557
United Parcel Service Inc.
5.13%, 04/01/19	282,000	328,208

		1,677,192

TOTAL CORPORATE BONDS & NOTES
(Cost: $155,630,377)		168,824,302

FOREIGN GOVERNMENT BONDS & NOTES[d] – 2.64%
Brazil (Federative Republic of)
8.00%, 01/15/18	889,167	1,053,662
Canada (Government of)
2.38%, 09/10/14	526,000	550,861
3.75%, 07/15/11	368,000	379,136
Export Development Canada
2.38%, 03/19/12	500,000	514,185
Hungary (Republic of)
6.25%, 01/29/20	250,000	255,040
Israel (State of)
5.13%, 03/26/19[a]	262,000	290,820
Italy (Republic of)
2.13%, 10/05/12	1,500,000	1,515,877
4.50%, 01/21/15	500,000	538,451
Japan Finance Corp.
2.13%, 11/05/12	1,000,000	1,028,234
Korea (Republic of)
7.13%, 04/16/19	262,000	332,620
Nova Scotia (Province of)
2.38%, 07/21/15	300,000	307,782
Ontario (Province of)
2.63%, 01/20/12	1,000,000	1,027,748
2.95%, 02/05/15	375,000	396,793
4.10%, 06/16/14	600,000	660,178
Peru (Republic of)
7.13%, 03/30/19	415,000	513,521
Poland (Republic of)
6.38%, 07/15/19	262,000	308,833
Quebec (Province of)
5.00%, 03/01/16	1,247,000	1,441,031

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
South Africa (Republic of)
6.88%, 05/27/19	$262,000	$318,016
United Mexican States
6.38%, 01/16/13	2,257,000	2,505,270

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $13,266,761)		13,938,058

MUNICIPAL DEBT OBLIGATIONS – 0.10%

CALIFORNIA – 0.05%
California State, General
Obligations Unlimited
7.55%, 04/01/39	250,000	281,142

		281,142

ILLINOIS – 0.05%
Illinois State, General
Obligations Unlimited
4.07%, 01/01/14	20,000	20,142
4.42%, 01/01/15	250,000	254,383

		274,525

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $536,299)		555,667

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 63.30%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.88%
Federal Home Loan Bank
3.63%, 10/18/13	4,600,000	4,983,292
5.00%, 11/17/17[a]	7,330,000	8,687,048
Federal Home Loan
Mortgage Corp.
2.13%, 03/23/12	7,356,000	7,540,411
2.13%, 09/21/12[a]	7,571,000	7,797,904
4.50%, 01/15/13	9,410,000	10,230,256
Federal National
Mortgage Association
1.25%, 06/22/12	12,005,000	12,149,125
2.75%, 03/13/14[a]	5,732,000	6,056,200
5.00%, 04/15/15	4,597,000	5,312,194

		62,756,430

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 51.42%
U.S. Treasury Notes
0.63%, 07/31/12	$1,000,000	$1,003,030
1.00%, 12/31/11[a]	18,790,000	18,944,454
1.00%, 07/15/13[a]	7,200,000	7,263,288
1.13%, 12/15/12	9,430,000	9,550,515
1.38%, 03/15/13	2,384,000	2,429,987
1.38%, 05/15/13	3,210,000	3,272,113
1.75%, 04/15/13	7,642,000	7,863,006
1.88%, 06/15/12	23,603,000	24,205,115
1.88%, 06/30/15	8,400,000	8,631,000
1.88%, 08/31/17	6,300,000	6,278,328
2.13%, 05/31/15[a]	5,330,000	5,542,080
2.25%, 01/31/15	7,111,000	7,438,177
2.50%, 03/31/15[a]	5,578,000	5,898,177
2.50%, 04/30/15[a]	5,343,000	5,649,741
3.38%, 11/15/19	14,437,000	15,592,537
3.50%, 05/15/20[a]	3,210,000	3,497,455
3.63%, 08/15/19	13,260,000	14,622,863
3.63%, 02/15/20	7,857,000	8,645,842
4.75%, 05/15/14[a]	50,007,000	57,087,488
4.88%, 07/31/11[a]	17,173,000	17,891,518
4.88%, 08/15/16[a]	31,088,000	36,862,595
8.50%, 02/15/20[a]	2,196,000	3,331,288

		271,500,597

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $318,351,142)		334,257,027

SHORT-TERM INVESTMENTS – 29.43%

MONEY MARKET FUNDS – 29.43%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[b,e,f]	119,616,337	119,616,337
BlackRock Cash Funds: Prime,
SL Agency Shares
0.30%[b,e,f]	23,243,901	23,243,901

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[b,e]	12,519,225	$12,519,225

		155,379,463

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,379,463)		155,379,463

TOTAL INVESTMENTS
IN SECURITIES – 127.44%
(Cost: $643,164,042)		672,954,517

Other Assets, Less Liabilities – (27.44)%		(144,918,548)

NET ASSETS – 100.00%		$528,035,969

FDIC – Federal Deposit Insurance Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 34.67%

AEROSPACE & DEFENSE – 0.37%
Boeing Co. (The)
5.00%, 03/15/14	$300,000	$334,500
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	120,516
United Technologies Corp.
6.05%, 06/01/36	101,000	121,466

		576,482

AGRICULTURE – 0.46%
Altria Group Inc.
10.20%, 02/06/39	230,000	326,406
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	67,153
Philip Morris International Inc.
5.65%, 05/16/18	230,000	264,319
Reynolds American Inc.
7.25%, 06/15/37	51,000	52,928

		710,806

AUTO MANUFACTURERS – 0.30%
DaimlerChrysler North America
Holding Corp.
6.50%, 11/15/13	404,000	460,759

		460,759

BANKS – 6.18%
Bank of America Corp.
4.88%, 01/15/13	202,000	213,669
5.65%, 05/01/18	500,000	520,455
Bank of America Corp. Series L
(FDIC Guaranteed)
3.13%, 06/15/12	3,500,000	3,656,554
Bank of New York Mellon
Corp. (The)
4.30%, 05/15/14	230,000	250,159
Barclays Bank PLC
5.20%, 07/10/14	250,000	274,561
BB&T Corp.
6.85%, 04/30/19	184,000	220,873
Credit Suisse New York
5.30%, 08/13/19	100,000	109,857

Security	Principal	Value
Deutsche Bank AG London
6.00%, 09/01/17	$202,000	$232,980
HSBC Holdings PLC
6.50%, 05/02/36	202,000	225,503
KfW
2.00%, 01/17/12	500,000	510,022
5.13%, 03/14/16[a]	605,000	707,834
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	202,000	234,797
National City Corp.
4.90%, 01/15/15	230,000	251,309
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250,000	269,875
Royal Bank of Scotland
Group PLC
5.00%, 10/01/14	104,000	102,707
SunTrust Banks Inc.
5.25%, 11/05/12	94,000	99,067
UBS AG Stamford
5.88%, 12/20/17	250,000	281,440
US Bank N.A.
4.80%, 04/15/15	184,000	203,703
Wachovia Corp./Wells
Fargo & Co.
5.30%, 10/15/11	303,000	317,384
5.75%, 06/15/17	505,000	570,503
Wells Fargo & Co.
5.63%, 12/11/17	200,000	225,718
Westpac Banking Corp.
4.20%, 02/27/15	125,000	133,468

		9,612,438

BEVERAGES – 0.74%
Anheuser-Busch InBev
Worldwide Inc.
4.13%, 01/15/15	300,000	320,816
Coca-Cola Co. (The)
5.35%, 11/15/17	103,000	120,909
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	61,000	86,793
Diageo Capital PLC
5.88%, 09/30/36	81,000	94,996

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	$101,000	$133,142
PepsiCo Inc.
7.90%, 11/01/18	300,000	401,894

		1,158,550

BIOTECHNOLOGY – 0.18%
Amgen Inc.
5.70%, 02/01/19	230,000	275,318

		275,318

BUILDING MATERIALS – 0.14%
CRH America Inc.
5.30%, 10/15/13	202,000	215,085

		215,085

CHEMICALS – 0.34%
Dow Chemical Co. (The)
6.00%, 10/01/12	404,000	435,658
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	81,000	94,442

		530,100

COMMERCIAL SERVICES – 0.12%
McKesson Corp.
5.70%, 03/01/17	61,000	69,388
Western Union Co. (The)
5.25%, 04/01/20[b]	108,000	116,188

		185,576

COMPUTERS – 0.57%
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	306,513
International Business
Machines Corp.
4.75%, 11/29/12	202,000	218,847
5.70%, 09/14/17	300,000	355,633

		880,993

COSMETICS & PERSONAL CARE – 0.04%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51,000	60,247

		60,247

Security	Principal	Value
DISTRIBUTION & WHOLESALE – 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	$50,000	$51,055

		51,055

DIVERSIFIED FINANCIAL SERVICES – 5.83%
American Express Co.
6.80%, 09/01/16	81,000	78,570
8.15%, 03/19/38	303,000	430,999
Associates Corp. of
North America
6.95%, 11/01/18	303,000	336,193
Bear Stearns Companies Inc.
(The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	226,858
BP Capital Markets PLC
3.88%, 03/10/15	150,000	148,669
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250,000	317,798
Capital One Financial Corp.
5.70%, 09/15/11	202,000	210,559
Citigroup Inc.
6.00%, 10/31/33	127,000	122,582
6.13%, 11/21/17	250,000	270,314
8.50%, 05/22/19	230,000	281,220
Countrywide Financial Corp.
5.80%, 06/07/12	101,000	107,565
Credit Suisse (USA) Inc.
5.38%, 03/02/16	222,000	250,464
Eksportfinans A/S
3.00%, 11/17/14	234,000	246,139
General Electric Capital Corp.
5.63%, 09/15/17	303,000	334,705
5.88%, 01/14/38	202,000	207,243
6.75%, 03/15/32	208,000	234,435
Goldman Sachs Capital Trust II
5.79%, 06/01/12	94,000	75,200
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	293,000	316,626
6.15%, 04/01/18	100,000	109,290
6.60%, 01/15/12	234,000	249,701
6.75%, 10/01/37	341,000	352,378

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
HSBC Finance Corp.
5.50%, 01/19/16	$505,000	$551,774
Jefferies Group Inc.
8.50%, 07/15/19	187,000	219,063
John Deere Capital Corp.
7.00%, 03/15/12	152,000	166,549
JPMorgan Chase & Co.
5.38%, 10/01/12	303,000	326,125
5.75%, 01/02/13	303,000	330,209
JPMorgan Chase Capital XV
5.88%, 03/15/35	354,000	335,899
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	202,000	215,268
6.11%, 01/29/37	300,000	289,467
6.40%, 08/28/17	303,000	327,217
Morgan Stanley
5.75%, 10/18/16	555,000	592,394
6.00%, 04/28/15	187,000	202,810
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	293,000	319,121
SLM Corp.
5.38%, 05/15/14	202,000	187,860
Toyota Motor Credit Corp.
Series MTN
1.38%, 08/12/13	100,000	100,344

		9,071,608

ELECTRIC – 2.51%
Consolidated Edison Co. of
New York Inc.
5.50%, 12/01/39	300,000	328,474
Constellation Energy Group Inc.
4.55%, 06/15/15	152,000	163,192
Detroit Edison Co. (The)
3.45%, 10/01/20	100,000	100,846
Dominion Resources Inc.
5.15%, 07/15/15	293,000	331,395
Duke Capital LLC
6.25%, 02/15/13	152,000	165,091
Duke Energy Corp.
6.25%, 01/15/12	101,000	108,159

Security	Principal	Value
Duke Energy Ohio Inc.
5.45%, 04/01/19	$300,000	$348,354
Exelon Corp.
4.90%, 06/15/15	162,000	177,206
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	166,740
FirstEnergy Corp.
7.38%, 11/15/31	202,000	222,499
Florida Power & Light Co.
5.95%, 02/01/38	94,000	112,225
FPL Group Capital Inc.
5.63%, 09/01/11	101,000	105,662
Indiana Michigan Power Co.
7.00%, 03/15/19	184,000	224,639
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	202,000	231,828
Oncor Electric Delivery Co.
7.00%, 09/01/22	101,000	123,901
Pacific Gas & Electric Co.
4.80%, 03/01/14	182,000	201,148
6.05%, 03/01/34	100,000	116,157
PSEG Power LLC
8.63%, 04/15/31	61,000	84,461
Southern California Edison Co.
6.00%, 01/15/34	142,000	167,192
Southern Power Co. Series B
6.25%, 07/15/12	250,000	271,675
Xcel Energy Inc.
6.50%, 07/01/36	125,000	150,240

		3,901,084

ELECTRICAL COMPONENTS & EQUIPMENT – 0.18%
Emerson Electric Co.
4.25%, 11/15/20[a]	250,000	274,294

		274,294
ENVIRONMENTAL CONTROL – 0.03%
Waste Management Inc.
7.00%, 07/15/28	41,000	49,057

		49,057

FOOD – 0.69%
Campbell Soup Co.
3.05%, 07/15/17	50,000	52,118

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Kellogg Co.
4.15%, 11/15/19[a]	$200,000	$215,704
Kraft Foods Inc.
6.13%, 02/01/18	300,000	351,471
Kroger Co. (The)
5.50%, 02/01/13	101,000	109,908
Safeway Inc.
3.95%, 08/15/20	100,000	100,983
Unilever Capital Corp.
5.90%, 11/15/32	202,000	243,799

		1,073,983

FOREST PRODUCTS & PAPER – 0.11%
International Paper Co.
7.30%, 11/15/39	150,000	168,018

		168,018

GAS – 0.13%
ONEOK Inc.
6.00%, 06/15/35	61,000	64,359
Sempra Energy
6.00%, 10/15/39	125,000	142,246

		206,605

HEALTH CARE - PRODUCTS – 0.11%
Johnson & Johnson
5.55%, 08/15/17	150,000	177,676

		177,676

HEALTH CARE - SERVICES – 0.53%
Aetna Inc.
6.75%, 12/15/37	250,000	296,408
UnitedHealth Group Inc.
5.38%, 03/15/16	230,000	254,837
5.80%, 03/15/36	51,000	53,544
WellPoint Inc.
5.25%, 01/15/16	200,000	220,689

		825,478

HOUSEHOLD PRODUCTS & WARES – 0.20%
Kimberly-Clark Corp.
6.13%, 08/01/17	253,000	306,801

		306,801

Security	Principal	Value
INSURANCE – 1.27%
Aflac Inc.
3.45%, 08/15/15	$50,000	$51,373
Allstate Corp. (The)
5.55%, 05/09/35	202,000	210,707
American International Group Inc.
5.45%, 05/18/17[a]	250,000	237,500
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	202,000	226,059
Chubb Corp.
5.75%, 05/15/18	150,000	173,933
CNA Financial Corp.
5.88%, 08/15/20	25,000	25,461
MetLife Inc.
5.00%, 06/15/15	404,000	441,822
Prudential Financial Inc.
5.70%, 12/14/36	101,000	103,266
Prudential Financial Inc. Series D
4.75%, 09/17/15	200,000	213,933
Travelers Companies Inc. (The)
5.80%, 05/15/18	250,000	284,369

		1,968,423

IRON & STEEL – 0.20%
ArcelorMittal SA
9.85%, 06/01/19	250,000	314,159

		314,159

MACHINERY – 0.30%
Caterpillar Inc.
5.70%, 08/15/16	404,000	468,055

		468,055

MANUFACTURING – 0.69%
General Electric Co.
5.00%, 02/01/13	404,000	438,882
Honeywell International Inc.
5.00%, 02/15/19	250,000	286,495
Tyco International Ltd.
6.88%, 01/15/21	275,000	342,103

		1,067,480

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
MEDIA – 1.41%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$293,000	$340,154
Comcast Corp.
6.45%, 03/15/37	202,000	229,039
News America Inc.
5.30%, 12/15/14	293,000	330,079
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	91,140
7.50%, 04/01/14	230,000	270,546
Time Warner Inc.
7.70%, 05/01/32	202,000	250,820
Viacom Inc.
6.25%, 04/30/16	101,000	117,739
7.88%, 07/30/30	202,000	242,042
Walt Disney Co. (The)
6.38%, 03/01/12	293,000	317,845

		2,189,404

MINING – 0.69%
Alcoa Inc.
5.55%, 02/01/17	61,000	62,068
5.95%, 02/01/37	61,000	54,900
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	293,000	317,800
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	255,000	282,731
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	138,000	188,471
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	168,570

		1,074,540

MULTI-NATIONAL – 1.14%
Asian Development Bank
2.75%, 05/21/14	459,000	485,479
European Investment Bank
4.63%, 05/15/14	605,000	676,423
Inter-American Development Bank
5.13%, 09/13/16[a]	303,000	357,624

Security	Principal	Value
International Bank for Reconstruction and Development
2.00%, 04/02/12	$250,000	$256,006

		1,775,532

OFFICE & BUSINESS EQUIPMENT – 0.14%
Xerox Corp.
6.88%, 08/15/11	202,000	212,894

		212,894

OIL & GAS – 1.62%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	198,970
Apache Corp.
5.25%, 04/15/13[a]	101,000	110,276
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	69,767
ConocoPhillips Holding Co.
6.95%, 04/15/29	404,000	516,758
Devon Energy Corp.
7.95%, 04/15/32	202,000	277,322
EnCana Holdings Finance Corp.
5.80%, 05/01/14	300,000	338,835
Hess Corp.
7.13%, 03/15/33	51,000	61,359
NuStar Logistics LP
4.80%, 09/01/20	25,000	25,396
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	217,655
Petrobras International Finance Co.
5.75%, 01/20/20	234,000	248,459
Shell International Finance BV
6.38%, 12/15/38	100,000	126,864
Statoil ASA
3.13%, 08/17/17	100,000	103,466
Suncor Energy Inc.
6.10%, 06/01/18	150,000	174,605
Valero Energy Corp.
7.50%, 04/15/32	51,000	55,396

		2,525,128

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
OIL & GAS SERVICES – 0.13%
Weatherford International Ltd.
9.63%, 03/01/19	$150,000	$195,380

		195,380

PHARMACEUTICALS – 1.63%
Abbott Laboratories
5.88%, 05/15/16	101,000	119,656
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	114,527
AstraZeneca PLC
5.40%, 09/15/12	202,000	220,438
Bristol-Myers Squibb Co.
5.88%, 11/15/36	101,000	118,491
Eli Lilly and Co.
5.55%, 03/15/37	81,000	91,560
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	358,000	424,719
Merck & Co. Inc.
4.75%, 03/01/15	300,000	334,766
Pfizer Inc.
7.20%, 03/15/39	230,000	320,473
Schering-Plough Corp./ Merck & Co. Inc.
5.30%, 12/01/13	300,000	336,981
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	123,858
Wyeth
5.50%, 02/01/14	293,000	331,454

		2,536,923

PIPELINES – 0.87%
Energy Transfer Partners
5.65%, 08/01/12[a]	250,000	264,482
Enterprise Products Operating LP
5.60%, 10/15/14	222,000	247,026
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	142,000	156,653
Magellan Midstream Partners LP
4.25%, 02/01/21	100,000	101,857
Plains All American Pipeline LP
3.95%, 09/15/15	100,000	103,505

Security	Principal	Value
TransCanada PipeLines Ltd.
7.13%, 01/15/19	$184,000	$233,568
Williams Partners LP
5.25%, 03/15/20	234,000	252,572

		1,359,663

REAL ESTATE INVESTMENT TRUSTS – 0.39%
ERP Operating LP
5.25%, 09/15/14	234,000	252,114
HCP Inc.
6.70%, 01/30/18	234,000	256,410
ProLogis
5.63%, 11/15/16	101,000	94,375

		602,899

RETAIL – 1.26%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	95,415
CVS Caremark Corp.
6.13%, 08/15/16	61,000	70,814
Home Depot Inc. (The)
5.40%, 03/01/16	202,000	226,505
5.88%, 12/16/36	103,000	107,792
McDonald’s Corp.
5.35%, 03/01/18	200,000	234,584
Target Corp.
7.00%, 01/15/38	303,000	396,307
Wal-Mart Stores Inc.
4.55%, 05/01/13	757,000	824,271

		1,955,688

SOFTWARE – 0.22%
Oracle Corp.
5.25%, 01/15/16	202,000	234,256
5.38%, 07/15/40[b]	100,000	108,462

		342,718

TELECOMMUNICATIONS – 2.39%
American Tower Corp.
5.05%, 09/01/20	50,000	50,467
AT&T Inc.
6.55%, 02/15/39	300,000	352,976
BellSouth Corp.
6.00%, 11/15/34	202,000	217,208

96	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
British Telecom PLC
9.88%, 12/15/30	$81,000	$108,884
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	230,000	260,567
Cisco Systems Inc.
4.45%, 01/15/20	200,000	219,593
5.50%, 02/22/16	101,000	118,436
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61,000	84,845
Embarq Corp.
7.08%, 06/01/16	202,000	220,229
France Telecom SA
8.50%, 03/01/31	202,000	292,482
Qwest Corp.
6.88%, 09/15/33	31,000	30,070
8.88%, 03/15/12	81,000	88,695
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	70,108
SBC Communications Inc./ AT&T Inc.
5.88%, 02/01/12	404,000	430,842
Telecom Italia Capital SA
5.25%, 10/01/15	230,000	244,823
Telefonica Europe BV
8.25%, 09/15/30	202,000	263,456
Verizon Communications Inc.
5.55%, 02/15/16	202,000	232,218
7.35%, 04/01/39	184,000	239,653
Vodafone Group PLC
5.75%, 03/15/16	162,000	186,541

		3,712,093

TRANSPORTATION – 0.53%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	202,000	236,449
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	65,974
Union Pacific Corp.
5.78%, 07/15/40[b]	230,000	258,188

Security	Principal	Value
United Parcel Service Inc.
4.50%, 01/15/13	$250,000	$270,608

		831,219

TOTAL CORPORATE BONDS & NOTES
(Cost: $49,062,483)		53,904,211

FOREIGN GOVERNMENT BONDS & NOTES[c] – 2.98%
Brazil (Federative Republic of)
6.00%, 01/17/17	300,000	345,000
8.00%, 01/15/18	715,000	847,275
Export Development Canada
3.13%, 04/24/14[a]	204,000	218,508
Italy (Republic of)
4.50%, 01/21/15	560,000	603,065
Nova Scotia (Province of)
2.38%, 07/21/15	100,000	102,594
Ontario (Province of)
4.95%, 11/28/16	440,000	509,886
Peru (Republic of)
7.13%, 03/30/19	250,000	309,350
Poland (Republic of)
6.38%, 07/15/19	250,000	294,687
Quebec (Province of)
5.00%, 03/01/16	202,000	233,431
7.50%, 09/15/29	202,000	299,420
United Mexican States
6.38%, 01/16/13	293,000	325,230
7.50%, 04/08/33	404,000	541,360

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,238,785)		4,629,806

MUNICIPAL DEBT OBLIGATIONS – 0.71%

CALIFORNIA – 0.37%
Bay Area Toll Authority Toll Bridge Revenue, Series S1
7.04%, 04/01/41	100,000	110,781
California State, General Obligations Unlimited
7.30%, 10/01/39	250,000	272,460

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	$100,000	$110,912
Sacramento Municipal Utility District Electric Revenue
6.16%, 05/15/36	80,000	84,233

		578,386

ILLINOIS – 0.13%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	240,000	201,722

		201,722

NEW YORK – 0.07%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
5.72%, 06/15/42	100,000	109,156

		109,156

OHIO – 0.14%
Ohio State Water Development Authority, Water Pollution Control Revenue
4.88%, 12/01/34	200,000	209,216

		209,216

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,052,690)		1,098,480

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 60.17%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 8.39%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	1,634,000	1,674,964
4.50%, 01/15/13[a]	2,274,000	2,472,221
4.50%, 01/15/15	1,750,000	1,979,006
4.88%, 06/13/18[a]	504,000	591,466

Security	Shares or Principal	Value
Federal National Mortgage Association
1.25%, 06/22/12	$2,667,000	$2,699,018
5.00%, 04/15/15[a]	1,960,000	2,264,934
6.63%, 11/15/30[a]	980,000	1,365,593

		13,047,202

U.S. GOVERNMENT OBLIGATIONS – 51.78%
U.S. Treasury Bonds
4.38%, 05/15/40	700,000	807,380
4.50%, 02/15/36[a]	467,000	551,186
4.50%, 08/15/39[a]	3,668,000	4,312,761
4.63%, 02/15/40	234,000	280,646
6.25%, 08/15/23	750,000	1,024,387
7.63%, 02/15/25[a]	3,080,000	4,778,405
8.13%, 08/15/19[a]	1,820,000	2,676,619
U.S. Treasury Notes
1.25%, 08/31/15	750,000	746,692
1.38%, 04/15/12	9,142,000	9,285,804
1.38%, 09/15/12	9,455,000	9,622,163
1.38%, 05/15/13	1,000,000	1,019,350
1.88%, 06/30/15[a]	500,000	513,750
2.50%, 04/30/15	2,987,000	3,158,484
3.25%, 03/31/17	392,000	426,175
3.50%, 05/15/20[a]	1,300,000	1,416,415
3.63%, 08/15/19	8,540,000	9,417,741
4.63%, 12/31/11	8,011,000	8,470,271
4.63%, 11/15/16	8,526,000	10,000,231
4.75%, 05/15/14[a]	10,500,000	11,986,695

		80,495,155

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $87,919,499)		93,542,357

SHORT-TERM INVESTMENTS – 20.09%

MONEY MARKET FUNDS – 20.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[d,e,f]	23,964,927	23,964,927
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[d,e,f]	4,656,875	4,656,875

98	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares	2,608,654	$2,608,654

0.13%[d,e]		31,230,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,230,456)		31,230,456

TOTAL INVESTMENTS IN SECURITIES – 118.62%
(Cost: $173,503,913)		184,405,310

Other Assets, Less Liabilities – (18.62)%		(28,946,614)

NET ASSETS – 100.00%		$155,458,696

FDIC – Federal Deposit Insurance Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2010

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 99.81%

MORTGAGE-BACKED SECURITIES – 99.81%
Federal Home Loan Mortgage Corp.
0.58%, 06/15/33	$135,386	$135,305
4.00%, 09/01/25[a]	23,994,000	25,186,202
4.50%, 09/01/25[a]	91,426,000	96,682,995
4.50%, 08/01/40	20,000,000	21,000,286
4.50%, 09/01/40[a]	98,088,000	102,869,790
5.00%, 09/01/25[a]	61,938,000	65,867,192
5.00%, 09/01/40[a]	132,321,000	140,404,986
5.03%, 12/01/33	1,047,114	1,105,902
5.50%, 04/01/38	12,500,000	13,356,002
5.50%, 05/01/38	12,500,000	13,356,002
5.50%, 09/01/40[a]	115,616,000	123,383,950
6.00%, 09/01/40[a]	76,446,000	82,155,561
Federal National Mortgage Association
4.00%, 09/01/25[a]	36,270,000	38,094,834
4.00%, 03/01/39	24,569,597	25,476,881
4.00%, 09/01/40[a]	70,047,000	72,531,480
4.50%, 09/01/25[a]	69,750,000	73,782,422
4.50%, 08/01/40	25,000,000	26,284,592
4.50%, 09/01/40[a]	121,196,000	127,255,800
5.00%, 09/01/25[a]	39,060,000	41,537,869
5.00%, 04/01/35	20,000,000	21,392,575
5.00%, 02/01/36	30,000,000	31,995,560
5.00%, 09/01/40[a]	106,240,000	112,813,600
5.50%, 09/01/25[a]	39,990,000	43,014,244
5.50%, 04/01/36	32,387,867	34,819,544
5.50%, 05/01/37	39,953,755	42,770,514
5.50%, 09/01/40[a]	130,998,000	140,065,518
6.00%, 09/01/40[a]	120,844,000	130,096,119
6.50%, 09/01/40[a]	96,162,000	104,681,352

Security	Shares or Principal	Value
Government National Mortgage Association
4.50%, 09/01/39[a]	$88,722,000	$94,170,085
5.00%, 09/01/39[a]	95,928,000	103,077,634
5.00%, 08/20/40	16,000,000	17,221,813
5.50%, 09/01/39[a]	41,850,000	45,289,547
6.00%, 09/01/39[a]	42,780,000	46,563,356

		2,058,439,512

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $2,057,776,672)		2,058,439,512

SHORT-TERM INVESTMENTS – 88.48%

MONEY MARKET FUNDS – 88.48%
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,c]	11,413,393	11,413,393
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	1,813,398,558	1,813,398,558

		1,824,811,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,824,811,951)		1,824,811,951

TOTAL INVESTMENTS IN SECURITIES – 188.29%
(Cost: $3,882,588,623)		3,883,251,463

Other Assets, Less Liabilities – (88.29)%		(1,820,818,917)

NET ASSETS – 100.00%		$2,062,432,546

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

100	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2010

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 85.43%
Federal Farm Credit Bank
1.13%, 10/03/11	$2,000,000	$2,016,222
1.69%, 06/17/13	2,000,000	2,001,157
1.74%, 06/10/13	2,000,000	2,000,594
3.13%, 09/23/11	3,000,000	3,086,645
Federal Home Loan Bank
1.00%, 12/28/11	7,830,000	7,889,882
3.63%, 10/18/13[a]	20,300,000	21,991,483
4.00%, 09/06/13[a]	17,400,000	19,039,148
5.00%, 11/17/17[a]	12,690,000	15,039,378
Federal Home Loan Mortgage Corp.
1.00%, 07/26/12	3,000,000	3,007,588
1.10%, 12/27/12	1,000,000	1,006,075
1.13%, 12/15/11	10,235,000	10,328,527
1.13%, 03/02/12	135,000	135,000
1.63%, 06/28/13	100,000	100,856
1.75%, 06/15/12[a]	18,125,000	18,502,578
2.13%, 03/23/12	4,350,000	4,459,052
2.50%, 04/23/14	3,045,000	3,191,025
3.75%, 03/27/19[a]	5,713,000	6,219,577
4.38%, 07/17/15[a]	11,600,000	13,109,889
4.50%, 07/15/13[a]	17,313,000	19,086,426
4.75%, 03/05/12	12,000,000	12,769,682
4.88%, 06/13/18[a]	5,568,000	6,534,291
6.25%, 07/15/32	1,907,000	2,593,129
Federal National Mortgage Association
0.68%, 12/30/11	250,000	250,131
0.75%, 12/30/11	3,000,000	3,002,951
0.85%, 08/17/12	3,500,000	3,502,443
1.05%, 07/12/12	2,000,000	2,004,750
1.13%, 07/30/12[a]	15,000,000	15,151,083
1.13%, 09/09/13	3,000,000	2,997,573
1.25%, 04/05/12	2,700,000	2,702,381
1.30%, 05/25/12	4,000,000	4,025,257
1.30%, 07/16/13	3,400,000	3,425,756
1.30%, 08/09/13	425,000	425,727
1.38%, 07/19/13	1,500,000	1,507,102

Security	Principal	Value
1.75%, 05/07/13[a]	$5,046,000	$5,171,117
1.80%, 02/08/13	5,400,000	5,466,332
1.88%, 05/06/13	2,000,000	2,019,636
2.00%, 06/24/13	3,400,000	3,442,523
2.02%, 08/20/13	3,000,000	3,034,923
2.38%, 07/28/15[a]	10,000,000	10,370,377
2.63%, 11/20/14[a]	3,190,000	3,357,969
3.00%, 05/12/15[a]	3,000,000	3,015,585
3.13%, 01/21/15	3,400,000	3,436,137
3.63%, 08/15/11	16,588,000	17,105,156
4.13%, 04/15/14[a]	4,495,000	4,967,018
4.30%, 03/30/20[a]	3,000,000	3,064,921
5.00%, 02/13/17[a]	5,800,000	6,806,177
5.38%, 07/15/16	5,510,000	6,560,740
6.63%, 11/15/30[a]	6,902,000	9,617,677
Tennessee Valley Authority
5.25%, 09/15/39	800,000	950,792
5.38%, 04/01/56	500,000	626,351
5.50%, 06/15/38	375,000	459,544
5.88%, 04/01/36	950,000	1,209,169
6.15%, 01/15/38	500,000	665,289

		304,450,791

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $293,697,715)		304,450,791

CORPORATE BONDS & NOTES – 13.87%

BANKS – 12.14%
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	38,483,000	40,204,337
Citibank N.A.
1.75%, 12/28/12	3,000,000	3,068,733

		43,273,070

DIVERSIFIED FINANCIAL SERVICES – 1.73%
Citigroup Inc.
2.13%, 04/30/12	2,000,000	2,051,315
General Electric Capital Corp.
2.25%, 03/12/12	4,000,000	4,104,343

		6,155,658

TOTAL CORPORATE BONDS & NOTES
(Cost: $48,891,488)		49,428,728

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 30.88%

MONEY MARKET FUNDS – 30.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	87,053,851	$87,053,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,c,d]	16,916,344	16,916,344
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	6,094,301	6,094,301

		110,064,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,064,496)		110,064,496

TOTAL INVESTMENTS IN SECURITIES – 130.18%
(Cost: $452,653,699)		463,944,015

Other Assets, Less Liabilities – (30.18)%		(107,568,333)

NET ASSETS – 100.00%		$356,375,682

FDIC – Federal Deposit Insurance Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

102	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 21.39%

AEROSPACE & DEFENSE – 0.11%
L-3
Communications Corp.
4.75%, 07/15/20	$1,100,000	$1,145,617
Lockheed Martin Corp.
6.15%, 09/01/36	2,410,000	2,875,668
Raytheon Co.
6.40%, 12/15/18[a]	4,299,000	5,275,884
United Technologies Corp.
6.13%, 02/01/19	2,022,000	2,483,825
6.13%, 07/15/38	2,022,000	2,471,938

		14,252,932

AGRICULTURE – 0.31%
Altria Group Inc.
9.70%, 11/10/18	20,094,000	26,328,441
Philip Morris International Inc.
5.65%, 05/16/18	1,726,000	1,983,539
Reynolds American Inc.
6.75%, 06/15/17	9,618,000	10,734,186

		39,046,166

AUTO MANUFACTURERS – 0.21%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	24,042,000	25,934,035

		25,934,035

BANKS – 2.97%
Bank of America Corp.
4.88%, 01/15/13	24,042,000	25,430,787
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	66,331,000	69,297,972
Bank of America N.A.
6.00%, 10/15/36	8,601,000	8,672,586
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	5,094,000	5,540,479
4.60%, 01/15/20[a]	4,120,000	4,555,678
4.95%, 11/01/12	400,000	431,682

Security	Principal	Value
Bank of Nova Scotia
2.25%, 01/22/13	$1,660,000	$1,698,756
Barclays Bank PLC
5.13%, 01/08/20	10,035,000	10,698,468
5.20%, 07/10/14	10,035,000	11,020,872
BB&T Corp.
5.20%, 12/23/15	3,011,000	3,358,667
6.85%, 04/30/19	1,824,000	2,189,527
Deutsche Bank AG London
6.00%, 09/01/17	14,407,000	16,616,563
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240,000	8,544,356
HSBC Holdings PLC
6.50%, 09/15/37	3,500,000	3,916,904
KeyCorp
6.50%, 05/14/13[a]	5,670,000	6,201,562
KfW
3.25%, 10/14/11	57,686,000	59,459,262
4.88%, 06/17/19	5,520,000	6,495,203
KfW Series G
4.38%, 03/15/18	5,215,000	5,936,998
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,232,000	22,354,575
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	5,020,000	5,112,695
PNC Funding Corp.
5.25%, 11/15/15[b]	10,135,000	11,230,355
5.40%, 06/10/14[b]	998,000	1,103,821
6.70%, 06/10/19[b]	998,000	1,189,180
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,757,000	3,710,307
SunTrust Bank
6.00%, 09/11/17	2,298,000	2,506,596
UBS AG Stamford
5.88%, 12/20/17	10,234,000	11,521,045
US Bank N.A.
4.95%, 10/30/14	8,972,000	9,932,656

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	$22,972,000	$24,655,643
Wells Fargo & Co.
5.00%, 11/15/14	24,042,000	25,935,861
5.63%, 12/11/17	1,250,000	1,410,739

		370,729,795

BEVERAGES – 0.40%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	1,214,000	1,298,237
5.38%, 01/15/20	4,015,000	4,516,327
Coca-Cola Co. (The)
5.35%, 11/15/17	900,000	1,056,482
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	9,618,000	13,684,875
Diageo Finance BV
5.30%, 10/28/15	14,407,000	16,406,116
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	6,731,000	8,873,079
PepsiCo Inc.
7.90%, 11/01/18	3,210,000	4,300,262

		50,135,378

BIOTECHNOLOGY – 0.05%
Amgen Inc.
5.70%, 02/01/19	5,080,000	6,080,945

		6,080,945

BUILDING MATERIALS – 0.08%
CRH America Inc.
6.00%, 09/30/16	9,618,000	10,542,732

		10,542,732

CHEMICALS – 0.20%
Dow Chemical Co. (The)
8.55%, 05/15/19	9,355,000	11,689,999
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,618,000	11,214,055
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	2,500,000	2,703,658

		25,607,712

Security	Principal	Value
COMMERCIAL SERVICES – 0.02%
Cornell University
4.35%, 02/01/14	$1,000,000	$1,097,871
Yale University
2.90%, 10/15/14	1,000,000	1,056,099

		2,153,970

COMPUTERS – 0.32%
Dell Inc.
5.88%, 06/15/19[a]	3,010,000	3,477,690
Hewlett-Packard Co.
4.25%, 02/24/12	4,851,000	5,090,694
6.13%, 03/01/14	7,030,000	8,149,850
International Business Machines Corp.
5.70%, 09/14/17	19,232,000	22,798,474

		39,516,708

COSMETICS & PERSONAL CARE – 0.09%
Procter & Gamble Co. (The)
5.55%, 03/05/37	9,618,000	11,361,919

		11,361,919

DIVERSIFIED FINANCIAL SERVICES – 4.22%
American Express Co.
4.88%, 07/15/13	15,507,000	16,742,456
6.80%, 09/01/16	5,547,000	5,380,590
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,100,000	1,148,251
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	8,654,000	9,538,490
7.25%, 02/01/18[a]	7,695,000	9,280,598
Boeing Capital Corp.
5.80%, 01/15/13	24,042,000	26,676,898
BP Capital Markets PLC
3.63%, 05/08/14	1,626,000	1,611,185
3.88%, 03/10/15	1,755,000	1,739,430
4.75%, 03/10/19	2,100,000	2,052,528
5.25%, 11/07/13	2,500,000	2,595,741

104	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Capital One Financial Corp.
6.15%, 09/01/16	$13,992,000	$15,209,678
Caterpillar Financial Services Corp.
6.13%, 02/17/14	5,215,000	5,970,097
7.15%, 02/15/19	5,505,000	7,020,285
Citigroup Inc.
6.00%, 02/21/12[a]	40,784,000	42,844,474
8.13%, 07/15/39	15,364,000	18,911,512
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32[a]	24,042,000	31,030,993
General Electric Capital Corp.
5.25%, 10/19/12	2,000,000	2,151,008
5.88%, 02/15/12[a]	11,932,000	12,719,481
5.88%, 01/14/38	1,500,000	1,538,932
6.75%, 03/15/32	9,042,000	10,191,148
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	38,037,000	41,104,090
5.38%, 03/15/20	2,010,000	2,078,942
6.00%, 06/15/20	6,100,000	6,586,651
6.75%, 10/01/37	9,618,000	9,938,908
HSBC Finance Corp.
5.50%, 01/19/16	11,932,000	13,037,163
6.38%, 11/27/12[a]	27,177,000	29,465,207
Jefferies Group Inc.
6.88%, 04/15/21	2,500,000	2,700,673
7.75%, 03/15/12	2,510,000	2,723,350
John Deere Capital Corp.
7.00%, 03/15/12[a]	24,042,000	26,343,219
JPMorgan Chase & Co.
5.75%, 01/02/13	19,017,000	20,724,729
6.30%, 04/23/19	15,000,000	17,227,837
JPMorgan Chase Capital XXV
6.80%, 10/01/37	14,010,000	14,331,196
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,960,000	27,265,326
5.45%, 02/05/13	500,000	530,809
6.88%, 04/25/18	9,618,000	10,636,208

Security	Principal	Value
Morgan Stanley
4.10%, 01/26/15	$8,500,000	$8,656,966
5.30%, 03/01/13	25,686,000	27,350,477
6.63%, 04/01/18	10,234,000	11,184,772
7.30%, 05/13/19	3,615,000	4,078,445
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	13,407,000	14,602,219
SLM Corp.
5.38%, 05/15/14	10,577,000	9,836,610
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	2,750,000	2,791,250

		527,548,822

ELECTRIC – 1.68%
Appalachian Power Co.
7.95%, 01/15/20[a]	5,104,000	6,675,953
Carolina Power & Light Co.
5.30%, 01/15/19	1,325,000	1,524,765
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052,000	3,906,748
Constellation Energy Group Inc.
4.55%, 06/15/15	14,407,000	15,467,837
Dominion Resources Inc.
5.15%, 07/15/15	27,083,000	30,631,995
Duke Capital LLC
6.25%, 02/15/13	23,032,000	25,015,621
Duke Energy Indiana Inc.
6.45%, 04/01/39[a]	3,300,000	4,180,578
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726,000	6,648,911
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668,000	13,896,491
FirstEnergy Corp.
7.38%, 11/15/31	9,051,000	9,969,496
Florida Power & Light Co.
5.95%, 02/01/38	4,604,000	5,496,644

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Florida Power Corp.
6.40%, 06/15/38	$1,000,000	$1,237,548
Georgia Power Co.
5.40%, 06/01/40	1,100,000	1,188,057
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	19,506,000	22,386,367
Oncor Electric Delivery Co.
7.00%, 09/01/22	9,618,000	11,798,820
Pacific Gas & Electric Co.
6.05%, 03/01/34	22,268,000	25,865,818
Public Service Co. of Colorado
5.13%, 06/01/19	6,600,000	7,546,476
SCANA Corp.
6.25%, 04/01/20[a]	3,300,000	3,820,653
Southern California Edison Co.
6.05%, 03/15/39	3,052,000	3,703,275
Southern Power Co.
4.88%, 07/15/15	7,915,000	8,775,295

		209,737,348

ENVIRONMENTAL CONTROL – 0.06%
Waste Management Inc.
7.38%, 03/11/19	5,730,000	7,125,091

		7,125,091

FOOD – 0.64%
General Mills Inc.
5.40%, 06/15/40	1,100,000	1,234,825
5.65%, 02/15/19	4,520,000	5,305,446
Kellogg Co.
4.45%, 05/30/16	1,540,000	1,707,483
Kraft Foods Inc.
6.50%, 08/11/17	31,733,000	37,599,538
Kroger Co. (The)
5.40%, 07/15/40[a]	4,000,000	4,159,944
5.50%, 02/01/13	9,618,000	10,466,282
Safeway Inc.
6.35%, 08/15/17	1,826,000	2,165,862
Sara Lee Corp.
2.75%, 09/15/15	2,000,000	2,012,009

Security	Principal	Value
Unilever Capital Corp.
5.90%, 11/15/32[a]	$12,495,000	$15,080,539

		79,731,928

FOREST PRODUCTS & PAPER – 0.04%
International Paper Co.
7.95%, 06/15/18	4,520,000	5,426,008

		5,426,008

GAS – 0.02%
Sempra Energy
6.50%, 06/01/16	2,452,000	2,876,586

		2,876,586

HAND & MACHINE TOOLS – 0.00%
Stanley Black & Decker Inc.
5.20%, 09/01/40	600,000	599,550

		599,550

HEALTH CARE - PRODUCTS – 0.07%
Covidien International Finance SA
6.00%, 10/15/17	1,826,000	2,151,822
Johnson & Johnson
5.95%, 08/15/37	3,950,000	4,994,301
Medtronic Inc.
3.00%, 03/15/15	1,100,000	1,152,790

		8,298,913

HEALTH CARE - SERVICES – 0.24%
Aetna Inc.
3.95%, 09/01/20	500,000	496,738
6.63%, 06/15/36	2,026,000	2,357,700
Laboratory Corp. of America Holdings
5.50%, 02/01/13	850,000	919,709
UnitedHealth Group Inc.
4.88%, 03/15/15	14,407,000	15,807,031
WellPoint Inc.
5.25%, 01/15/16	9,618,000	10,612,943

		30,194,121

HOUSEHOLD PRODUCTS & WARES – 0.01%
Clorox Co.
5.00%, 01/15/15	1,226,000	1,371,496

		1,371,496

106	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
INSURANCE – 0.97%
ACE INA Holdings Inc.
5.70%, 02/15/17	$2,520,000	$2,833,206
Allstate Corp. (The)
5.55%, 05/09/35	9,618,000	10,032,582
American International Group Inc.
5.85%, 01/16/18	4,250,000	4,080,000
8.25%, 08/15/18	5,104,000	5,499,560
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,100,000	1,161,070
4.00%, 04/15/12	5,060,000	5,317,617
Berkshire Hathaway Inc.
1.40%, 02/10/12	400,000	403,241
Chubb Corp.
6.00%, 05/11/37	3,020,000	3,444,439
Genworth Financial Inc.
5.75%, 06/15/14	23,042,000	23,618,050
Hartford Financial Services Group Inc.
5.38%, 03/15/17	3,020,000	3,102,796
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	13,992,000	15,137,949
MetLife Inc.
5.00%, 06/15/15	24,042,000	26,292,803
Principal Financial Group Inc.
6.05%, 10/15/36	2,005,000	2,034,910
8.88%, 05/15/19	1,224,000	1,572,362
Progressive Corp. (The)
6.70%, 06/15/17	1,605,000	1,524,750
Prudential Financial Inc.
5.10%, 09/20/14[a]	4,803,000	5,196,277
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,052,000	3,426,566
Travelers Companies Inc. (The)
6.25%, 03/15/17	6,731,000	6,327,140

		121,005,318

Security	Principal	Value
IRON & STEEL – 0.12%
ArcelorMittal SA
9.85%, 06/01/19	$11,500,000	$14,451,334

		14,451,334

MANUFACTURING – 0.52%
General Electric Co.
5.25%, 12/06/17	48,087,000	53,834,059
Honeywell International Inc.
5.00%, 02/15/19	6,125,000	7,019,124
Tyco International Ltd.
6.88%, 01/15/21[a]	3,010,000	3,744,475

		64,597,658

MEDIA – 0.96%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	24,042,000	27,911,202
Comcast Corp.
6.45%, 03/15/37	9,618,000	10,905,445
DIRECTV Holdings LLC
5.20%, 03/15/20	5,000,000	5,357,146
Discovery Communications LLC
5.05%, 06/01/20	1,100,000	1,180,499
News America Inc.
6.20%, 12/15/34	14,407,000	15,674,248
6.90%, 03/01/19	1,100,000	1,334,159
Time Warner Cable Inc.
6.55%, 05/01/37	9,618,000	10,822,078
8.25%, 04/01/19	2,010,000	2,561,468
Time Warner Inc.
7.70%, 05/01/32	14,407,000	17,888,959
Viacom Inc.
6.25%, 04/30/16	12,495,000	14,565,779
7.88%, 07/30/30	9,618,000	11,524,561

		119,725,544

MINING – 0.38%
Alcan Inc.
4.88%, 09/15/12	1,265,000	1,342,958

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	$9,618,000	$10,432,071
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,021,000	5,567,034
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	9,235,000	12,612,550
Teck Resources Ltd.
10.25%, 05/15/16	6,000,000	7,230,000
Vale Overseas Ltd.
6.88%, 11/21/36	9,618,000	10,773,218

		47,957,831

MULTI-NATIONAL – 1.20%
African Development Bank
3.00%, 05/27/14	5,020,000	5,355,638
Asian Development Bank
1.63%, 07/15/13	3,000,000	3,066,260
2.63%, 02/09/15	5,020,000	5,286,235
2.75%, 05/21/14	8,383,000	8,866,596
Corporacion Andina de Fomento SA
3.75%, 01/15/16	3,000,000	2,979,487
European Investment Bank
3.25%, 10/14/11	10,035,000	10,343,475
4.63%, 05/15/14	48,087,000	53,763,868
Inter-American Development Bank
4.38%, 09/20/12	19,764,000	21,236,624
Inter-American Development Bank Series E
3.88%, 09/17/19	5,000,000	5,567,428
International Bank for Reconstruction and Development
1.75%, 07/15/13	5,000,000	5,139,618
2.00%, 04/02/12	10,214,000	10,459,384
5.00%, 04/01/16	5,020,000	5,886,762

Security	Principal	Value
International Finance Corp.
2.75%, 04/20/15	$3,000,000	$3,180,505
International Finance Corp. Series G
3.00%, 04/22/14	3,046,000	3,253,467
Nordic Investment Bank
2.63%, 10/06/14	5,020,000	5,271,960

		149,657,307

OFFICE & BUSINESS EQUIPMENT – 0.05%
Xerox Corp.
6.35%, 05/15/18	5,020,000	5,748,807

		5,748,807

OIL & GAS – 0.98%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	11,032,000	10,866,520
Apache Corp.
5.25%, 04/15/13[a]	6,731,000	7,349,177
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,618,000	11,058,383
Chevron Corp.
3.95%, 03/03/14	5,515,000	6,006,014
ConocoPhillips
5.90%, 10/15/32	24,042,000	27,850,410
Devon Energy Corp.
6.30%, 01/15/19	2,000,000	2,406,516
EnCana Corp.
5.90%, 12/01/17	5,080,000	5,946,673
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020,000	5,422,002
Petrobras International Finance Co.
5.75%, 01/20/20	7,530,000	7,995,279
7.88%, 03/15/19	2,548,000	3,089,450
Petroleos Mexicanos
8.00%, 05/03/19	5,020,000	6,188,355
Shell International Finance BV
4.00%, 03/21/14[a]	1,700,000	1,839,752
6.38%, 12/15/38	6,451,000	8,184,017

108	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Suncor Energy Inc.
6.10%, 06/01/18	$1,226,000	$1,427,108
6.50%, 06/15/38	4,520,000	5,233,495
6.85%, 06/01/39	1,226,000	1,482,622
Total Capital SA
4.45%, 06/24/20	5,000,000	5,465,409
Valero Energy Corp.
9.38%, 03/15/19	4,070,000	5,045,112

		122,856,294

OIL & GAS SERVICES – 0.10%
Weatherford International Ltd.
9.63%, 03/01/19	10,000,000	13,025,307

		13,025,307

PHARMACEUTICALS – 0.91%
Abbott Laboratories
4.13%, 05/27/20	1,100,000	1,191,238
5.13%, 04/01/19	5,039,000	5,810,992
5.88%, 05/15/16	9,618,000	11,394,603
AmerisourceBergen Corp.
5.88%, 09/15/15	14,407,000	16,336,566
AstraZeneca PLC
6.45%, 09/15/37	9,618,000	12,273,095
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,618,000	11,283,661
Eli Lilly and Co.
5.55%, 03/15/37	9,618,000	10,871,958
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	1,250,000	1,374,393
5.65%, 05/15/18	5,009,000	5,942,507
Medco Health Solutions Inc.
7.13%, 03/15/18	1,226,000	1,492,833
Merck & Co. Inc.
5.00%, 06/30/19	3,318,000	3,848,912
Novartis Capital Corp.
2.90%, 04/24/15	1,000,000	1,046,915
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010,000	2,329,690

Security	Principal	Value
Pfizer Inc.
6.20%, 03/15/19	$12,670,000	$15,618,259
Schering-Plough Corp./ Merck & Co. Inc.
6.55%, 09/15/37	1,250,000	1,628,126
Wyeth
5.50%, 02/01/14	9,618,000	10,880,276

		113,324,024

PIPELINES – 0.45%
Energy Transfer Partners LP
9.70%, 03/15/19	4,030,000	5,193,313
Enterprise Products Operating LP
5.60%, 10/15/14	19,506,000	21,704,936
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	19,722,000	22,704,251
TransCanada PipeLines Ltd.
7.13%, 01/15/19	3,978,000	5,049,637
7.63%, 01/15/39	1,524,000	2,039,099

		56,691,236

REAL ESTATE INVESTMENT TRUSTS – 0.25%
Boston Properties LP
6.25%, 01/15/13	11,932,000	12,983,096
ProLogis
6.88%, 03/15/20	5,000,000	4,879,031
Simon Property Group LP
5.10%, 06/15/15	9,618,000	10,516,114
5.65%, 02/01/20	2,350,000	2,597,316

		30,975,557

RETAIL – 0.77%
CVS Caremark Corp.
4.75%, 05/18/20[a]	1,100,000	1,172,208
6.13%, 09/15/39	5,270,000	5,838,192
6.30%, 06/01/12	808,000	739,320
Home Depot Inc. (The)
5.40%, 03/01/16	20,962,000	23,504,888
McDonald’s Corp.
5.35%, 03/01/18	3,052,000	3,579,746

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Nordstrom Inc.
4.75%, 05/01/20	$1,100,000	$1,162,844
Target Corp.
7.00%, 01/15/38	19,232,000	25,154,385
Wal-Mart Stores Inc.
4.55%, 05/01/13	10,932,000	11,903,470
6.50%, 08/15/37	17,722,000	22,612,554
Yum! Brands Inc.
3.88%, 11/01/20	900,000	895,822

		96,563,429

SOFTWARE – 0.20%
Microsoft Corp.
4.20%, 06/01/19	3,010,000	3,352,268
Oracle Corp.
5.25%, 01/15/16	14,407,000	16,707,522
5.38%, 07/15/40[c]	4,000,000	4,338,465

		24,398,255

TELECOMMUNICATIONS – 1.54%
Alltel Corp.
7.00%, 07/01/12	500,000	551,616
BellSouth Corp.
6.00%, 11/15/34[a]	21,042,000	22,626,234
British Telecom PLC
9.88%, 12/15/30	2,540,000	3,414,392
Cellco Partnership/ Verizon Wireless Capital LLC
5.55%, 02/01/14	12,168,000	13,785,112
Cisco Systems Inc.
4.45%, 01/15/20	11,500,000	12,626,569
5.90%, 02/15/39	6,230,000	7,248,318
Deutsche Telekom International Finance BV
8.75%, 06/15/30	9,618,000	13,377,720
Embarq Corp.
7.08%, 06/01/16	14,407,000	15,707,131
France Telecom SA
4.38%, 07/08/14	1,626,000	1,794,457
5.38%, 07/08/19[a]	1,626,000	1,865,656
Qwest Corp.
8.88%, 03/15/12	9,618,000	10,531,710

Security	Principal	Value
SBC Communications Inc./ AT&T Inc.
5.88%, 02/01/12	$24,042,000	$25,639,343
Telecom Italia Capital SA
5.25%, 11/15/13	350,000	370,518
7.72%, 06/04/38	6,148,000	6,902,872
Telefonica Emisiones SAU
4.95%, 01/15/15	5,755,000	6,250,178
7.05%, 06/20/36	1,524,000	1,825,744
Verizon Communications Inc.
7.75%, 12/01/30	24,042,000	31,170,180
Vodafone Group PLC
5.63%, 02/27/17	14,407,000	16,277,537

		191,965,287

TRANSPORTATION – 0.25%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,803,000	5,622,098
CSX Corp.
6.00%, 10/01/36	14,407,000	16,296,083
Norfolk Southern Corp.
7.90%, 05/15/97[a]	4,078,000	5,556,526
Ryder System Inc.
3.60%, 03/01/16	1,000,000	1,007,876
United Parcel Service Inc.
6.20%, 01/15/38	1,826,000	2,249,710

		30,732,293

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,430,512,750)		2,671,947,636

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.04%

MORTGAGE-BACKED SECURITIES – 3.04%
Banc of America Commercial Mortgage Inc. Series 2006-6 Class A3
5.37%, 10/10/45	14,250,000	14,780,816
Banc of America Commercial Mortgage Inc. Series 2006-6 Class AM
5.39%, 12/10/16	10,000,000	8,700,000

110	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Banc of America Commercial Mortgage Inc. Series 2007-2 Class A4
5.87%, 04/10/49	$19,950,000	$20,557,775
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4
5.41%, 12/11/40	17,000,000	18,269,844
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class AAB
4.80%, 09/11/42	10,653,000	11,202,852
Bear Stearns Commercial Mortgage Securities Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000,000	13,039,857
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD Class A4
5.32%, 12/11/49	18,000,000	18,249,936
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3
5.47%, 09/15/39	15,000,000	15,568,656
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A3
4.58%, 06/10/48	10,900,000	11,381,503
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A2
5.60%, 12/10/49	12,000,000	12,674,475
GS Mortgage Securities Corp. II Series 2006-GG6 Class AAB
5.59%, 04/10/38	8,000,000	8,552,628

Security	Principal	Value
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
6.00%, 08/10/45	$57,000,000	$58,930,746
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4 Class A3
6.16%, 05/12/34	17,000,000	17,950,692
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
5.00%, 10/15/42	10,000,000	9,950,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4
5.79%, 02/12/51	20,000,000	21,164,024
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
4.57%, 01/15/31	18,000,000	18,832,171
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A4
5.44%, 06/15/29	17,000,000	18,081,515
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A2
5.85%, 07/15/40	13,904,250	14,405,607
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AJ
5.49%, 07/12/46	4,000,000	2,760,000

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class AM
5.20%, 12/12/49	$11,408,019	$10,039,057
Morgan Stanley Capital I Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597,000	20,138,125
Morgan Stanley Capital I Series 2007-IQ16 Class A4
5.81%, 12/12/49	13,415,000	14,163,832
Wells Fargo Bank/ Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A5
5.22%, 01/15/41	15,000,000	15,963,610
Wells Fargo Bank/ Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AJ
5.52%, 01/15/45	5,000,000	3,850,000

		379,207,721

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $345,465,960)		379,207,721

FOREIGN GOVERNMENT BONDS & NOTES[d] – 1.46%
Brazil (Federative Republic of)
5.88%, 01/15/19	2,010,000	2,309,490
7.13%, 01/20/37[a]	14,417,000	18,638,586
8.00%, 01/15/18	14,114,166	16,725,287
Canada (Government of)
2.38%, 09/10/14	1,000,000	1,047,265
Italy (Republic of)
5.25%, 09/20/16[a]	24,042,000	26,542,445
Japan Finance Corp.
2.13%, 11/05/12	10,035,000	10,318,331

Security	Principal	Value
Korea (Republic of)
7.13%, 04/16/19[a]	$3,000,000	$3,808,620
Ontario (Province of)
2.63%, 01/20/12[a]	10,234,000	10,517,975
2.95%, 02/05/15	950,000	1,005,208
4.10%, 06/16/14	5,094,000	5,604,915
Panama (Republic of)
6.70%, 01/26/36	5,000,000	6,255,700
Peru (Republic of)
6.55%, 03/14/37	2,000,000	2,399,800
7.13%, 03/30/19	9,605,000	11,885,227
Poland (Republic of)
3.88%, 07/16/15	3,500,000	3,605,000
6.38%, 07/15/19	3,000,000	3,536,250
Quebec (Province of)
7.50%, 09/15/29	8,977,000	13,306,382
South Africa (Republic of)
5.50%, 03/09/20	3,000,000	3,333,900
United Mexican States
5.63%, 01/15/17	11,932,000	13,393,551
6.38%, 01/16/13	14,407,000	15,991,770
6.75%, 09/27/34	9,618,000	12,080,689

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $167,238,597)		182,306,391

MUNICIPAL DEBT OBLIGATIONS – 0.45%

CALIFORNIA – 0.25%
Bay Area Toll Authority Toll Bridge Revenue, Series S1
7.04%, 04/01/41	2,500,000	2,769,525
California State, General Obligations Unlimited
5.95%, 04/01/16	7,127,000	7,812,260
7.30%, 10/01/39	7,000,000	7,628,881
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/40	4,000,000	4,571,360

112	2010 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	$2,000,000	$2,218,240
Los Angeles Department of Water & Power Revenue
5.72%, 07/01/39	1,000,000	1,030,670
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	1,000,000	1,012,760
6.76%, 07/01/34	1,250,000	1,406,200
San Francisco City & County Public Utilities Commission Revenue
6.00%, 11/01/26	2,500,000	2,624,750

		31,074,646

GEORGIA – 0.02%
Municipal Electric Authority of Georgia Revenue
6.66%, 04/01/18	750,000	773,302
Municipal Electric Authority of Georgia Revenue, Series A
6.64%, 04/01/18	1,000,000	1,053,020
7.06%, 04/01/18	300,000	293,796

		2,120,118

ILLINOIS – 0.01%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/40	1,250,000	1,356,962
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	633,000	532,043

		1,889,005

Security	Principal	Value
INDIANA – 0.01%
Indianapolis Local Public Improvement Bond Bank Revenue, Series B-2
6.12%, 01/15/40	$1,000,000	$1,131,140

		1,131,140

MASSACHUSETTS – 0.01%
Massachusetts State, General Obligations Unlimited
5.46%, 12/01/39	1,000,000	1,100,790

		1,100,790

NEW JERSEY – 0.03%
New Jersey Economic Development Authority Lease Revenue, Series B (AGM Insured)
0.00%, 02/15/19	500,000	329,410
New Jersey State Turnpike Authority Revenue, Series F
7.41%, 01/01/37	3,044,000	3,887,979

		4,217,389

NEW YORK – 0.06%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue
7.34%, 11/15/39	790,000	997,075
Metropolitan Transportation Authority Revenue, Series C-1
6.69%, 11/25/36	1,000,000	1,073,830
New York City Municipal Water Finance Authority Water & Sewer System Revenue
5.72%, 06/15/42	2,645,000	2,887,176
New York City, General Obligations Unlimited
5.97%, 03/01/36	1,250,000	1,354,400

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
New York State Dormitory Authority State Personal Income Tax Revenue
5.60%, 03/15/40	$1,500,000	$1,597,575

		7,910,056

TEXAS – 0.05%
Dallas, Texas Convention Center Hotel Development Corp. Hotel Revenue
7.09%, 01/01/26	700,000	780,402
Texas State Transportation Commission Revenue, Series B
5.18%, 04/01/30	5,000,000	5,453,201

		6,233,603

WASHINGTON – 0.01%
Washington State, General Obligations Unlimited
5.14%, 08/01/40	1,000,000	1,065,970

		1,065,970

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $54,067,930)		56,742,717

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 72.66%

MORTGAGE-BACKED SECURITIES – 33.42%
Federal Home Loan Mortgage Corp.
4.00%, 09/01/25[e]	53,143,000	55,783,543
4.50%, 09/01/25[e]	141,404,000	149,534,730
4.50%, 08/01/40	40,000,000	42,000,573
4.50%, 09/01/40[e]	191,942,000	201,299,173
5.00%, 09/01/25[e]	55,399,000	58,913,374
5.00%, 09/01/40[e]	277,994,000	294,977,696
5.50%, 09/01/40[e]	251,876,000	268,798,919
6.00%, 09/01/40[e]	145,916,000	156,814,101

Security	Principal	Value
Federal National Mortgage Association
4.00%, 09/01/25[e]	$79,167,000	$83,150,090
4.00%, 09/01/40[e]	176,677,000	182,943,512
4.50%, 09/01/25[e]	151,166,000	159,905,284
4.50%, 08/01/40	50,000,000	52,569,184
4.50%, 09/01/40[e]	268,021,000	281,422,050
5.00%, 09/01/25[e]	101,807,000	108,265,382
5.00%, 04/01/35	50,000,000	53,481,437
5.00%, 02/01/36	65,000,794	69,324,559
5.00%, 09/01/40[e]	238,000,000	252,726,250
5.50%, 09/01/25[e]	119,903,000	128,970,664
5.50%, 05/01/37	27,055,824	28,963,272
5.50%, 09/01/40[e]	370,146,000	395,767,043
6.00%, 09/01/40[e]	243,959,000	262,637,111
6.50%, 09/01/40[e]	194,933,000	212,202,846
Government National Mortgage Association
4.50%, 09/01/39[e]	163,153,000	173,171,614
4.50%, 07/15/40	9,985,793	10,620,553
5.00%, 09/01/39[e]	172,822,000	185,702,640
5.00%, 08/20/40	32,400,000	34,874,172
5.50%, 09/01/39[e]	148,172,000	160,349,886
6.00%, 09/01/39[e]	101,381,000	110,346,882

		4,175,516,540
U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.19%
Federal Home Loan Bank
1.13%, 05/18/12[a]	68,905,000	69,581,709
5.00%, 11/17/17[a]	5,315,000	6,298,999
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12[a]	90,852,000	93,129,614
4.50%, 01/15/13[a]	237,379,000	258,070,972
4.88%, 11/18/11	94,865,000	99,997,737
6.25%, 07/15/32	25,641,000	34,866,506

114	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2010

Security	Principal	Value
Federal National Mortgage Association
1.50%, 06/26/13	$23,940,000	$24,375,811
2.63%, 11/20/14[a]	84,937,000	89,409,332
5.00%, 04/15/15[a]	72,509,000	83,789,842
5.00%, 05/11/17	104,916,000	123,234,281
5.50%, 02/01/36	12,448,096	13,060,492
7.25%, 05/15/30[a]	1,600,000	2,355,956

		898,171,251

U.S. GOVERNMENT OBLIGATIONS – 32.05%
U.S. Treasury Bonds
4.38%, 11/15/39	22,492,000	25,920,228
4.38%, 05/15/40	37,628,000	43,400,134
4.63%, 02/15/40	200,032,000	239,906,375
6.25%, 05/15/30	36,028,000	51,908,423
7.50%, 11/15/16	255,471,000	342,453,776
7.63%, 02/15/25[a]	127,175,000	197,303,117
8.13%, 08/15/19[a]	180,268,000	265,114,741
8.75%, 05/15/17	2,000,000	2,877,800
U.S. Treasury Notes
0.75%, 05/31/12	3,200,000	3,216,576
1.00%, 03/31/12	20,566,000	20,756,236
1.13%, 06/15/13[a]	82,740,000	83,750,256
1.38%, 04/15/12	342,344,000	347,729,092
1.38%, 02/15/13	52,000,000	52,977,079
1.38%, 05/15/13	93,172,000	94,974,869
1.75%, 11/15/11[a]	141,261,000	143,597,467
1.75%, 08/15/12	185,623,000	190,263,575
1.75%, 04/15/13	10,274,000	10,571,123
2.38%, 09/30/14	146,366,000	153,991,656
2.38%, 02/28/15[a]	34,392,000	36,171,443
2.50%, 03/31/15[a]	102,987,000	108,898,452
2.50%, 06/30/17	2,000,000	2,079,300
2.63%, 12/31/14	56,322,000	59,821,284
2.63%, 08/15/20	75,000,000	75,954,752
3.13%, 01/31/17[a]	57,722,000	62,333,991
3.38%, 07/31/13[a]	225,188,000	242,944,078
3.50%, 05/15/20[a]	40,000,000	43,582,001
3.63%, 02/15/20[a]	314,589,000	346,173,714
4.75%, 05/15/14[a]	418,522,000	477,780,517
5.00%, 08/15/11[a]	265,605,000	277,557,204

		4,004,009,259

Security	Shares	Value
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $8,749,070,162)		$9,077,697,050

SHORT-TERM INVESTMENTS – 46.89%

MONEY MARKET FUNDS – 46.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,f,g]	1,542,434,506	1,542,434,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,f,g]	1,385,667,366	1,385,667,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,f]	2,930,171,071	2,930,171,071

		5,858,272,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,858,272,943)		5,858,272,943

TOTAL INVESTMENTS IN SECURITIES – 145.89%
(Cost: $17,604,628,342)		18,226,174,458

Other Assets, Less Liabilities – (45.89)%		(5,733,203,611)

NET ASSETS – 100.00%		$12,492,970,847

AGM – Assured Guaranty Municipal Corp.

FDIC – Federal Deposit Insurance Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	To-be-announced (TBA). See Note 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2010

Security	Principal	Value
SOVEREIGN BONDS & NOTES[a] – 81.50%

ARGENTINA – 2.16%
Argentina (Republic of)
2.50%, 12/31/38[b]	$47,628,000	$17,979,570
8.28%, 12/31/33[c]	34,967,844	26,750,401

		44,729,971

BRAZIL – 7.81%
Brazil (Federative Republic of)
7.13%, 01/20/37	45,738,000	59,230,710
8.00%, 01/15/18	42,367,500	50,311,406
10.13%, 05/15/27	16,254,000	25,803,225
11.00%, 08/17/40	19,089,000	26,161,474

		161,506,815

BULGARIA – 0.72%
Bulgaria (Republic of)
8.25%, 01/15/15[d]	12,852,000	14,972,580

		14,972,580

CHILE – 1.00%
Chile (Republic of)
3.88%, 08/05/20	9,639,000	10,006,834
5.50%, 01/15/13	9,828,000	10,740,923

		20,747,757

COLOMBIA – 4.53%
Colombia (Republic of)
7.38%, 01/27/17	26,271,000	31,853,587
7.38%, 03/18/19	21,546,000	26,770,905
7.38%, 09/18/37	27,027,000	34,999,965

		93,624,457

CROATIA – 1.42%
Croatia (Government of)
6.75%, 11/05/19[e]	26,649,000	29,347,211

		29,347,211

EGYPT – 0.52%
Egypt (Republic of)
5.75%, 04/29/20[d]	9,776,000	10,704,720

		10,704,720

EL SALVADOR – 0.52%
El Salvador (Republic of)
7.65%, 06/15/35[d]	9,828,000	10,687,950

		10,687,950

Security	Principal	Value
HUNGARY – 1.54%
Hungary (Republic of)
4.75%, 02/03/15	$12,663,000	$12,441,397
6.25%, 01/29/20	19,089,000	19,375,335

		31,816,732

INDONESIA – 5.08%
Indonesia (Republic of)
6.63%, 02/17/37[d]	43,281,000	52,586,415
6.88%, 01/17/18[d]	44,037,000	52,514,122

		105,100,537

IRAQ – 1.11%
Iraq (Republic of)
5.80%, 01/15/28[d]	26,696,000	22,925,190

		22,925,190

IVORY COAST – 0.63%
Ivory Coast (Republic of)
2.50%, 12/31/32[b,d]	23,625,000	13,052,812

		13,052,812

LEBANON – 3.24%
Lebanon (Republic of)
9.00%, 03/20/17	55,755,000	67,045,387

		67,045,387

LITHUANIA – 2.02%
Lithuania (Republic of)
6.75%, 01/15/15[d]	18,900,000	20,482,875
7.38%, 02/11/20[d]	18,900,000	21,215,250

		41,698,125

MEXICO – 6.08%
United Mexican States
5.63%, 01/15/17	25,326,000	28,365,120
6.05%, 01/11/40	5,292,000	6,032,880
6.75%, 09/27/34	39,312,000	49,100,688
United Mexican States Series A
5.88%, 02/17/14	37,800,000	42,336,000

		125,834,688

PANAMA – 2.52%
Panama (Republic of)
6.70%, 01/26/36	21,924,000	26,856,900
7.25%, 03/15/15	21,357,000	25,158,546

		52,015,446

116	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2010

Security	Principal	Value
PERU – 4.06%
Peru (Republic of)
6.55%, 03/14/37	$39,312,000	$46,879,560
7.13%, 03/30/19	29,862,000	37,028,880

		83,908,440

PHILIPPINE ISLANDS – 5.83%
Philippines (Republic of)
7.75%, 01/14/31	71,631,000	95,806,463
8.00%, 01/15/16	19,845,000	24,855,863

		120,662,326

POLAND – 3.23%
Poland (Republic of)
5.00%, 10/19/15	25,670,000	27,755,688
6.38%, 07/15/19	33,264,000	39,018,672

		66,774,360

RUSSIA – 8.21%
Russian Federation
5.00%, 04/29/20[d]	18,900,000	19,396,125
5.74%, 04/03/17	5,828,000	5,995,555
7.50%, 03/31/30[b,d]	121,542,120	144,331,267

		169,722,947

SERBIA – 0.54%
Serbia (Republic of)
6.75%, 11/01/24[b,d]	11,327,400	11,157,489

		11,157,489

SOUTH AFRICA – 2.95%
South Africa (Republic of)
5.50%, 03/09/20	24,192,000	26,853,120
5.88%, 05/30/22	23,436,000	26,775,630
6.50%, 06/02/14	6,426,000	7,317,608

		60,946,358

TURKEY – 7.92%
Turkey (Republic of)
6.88%, 03/17/36	72,198,000	80,320,275
7.25%, 03/15/15	72,576,000	83,462,400

		163,782,675

UKRAINE – 1.25%
Ukraine (Government of)
7.65%, 06/11/13[d]	24,570,000	25,890,638

		25,890,638

Security	Principal	Value
URUGUAY – 2.16%
Uruguay (Republic of)
7.63%, 03/21/36	$34,398,000	$44,717,400

		44,717,400

VENEZUELA – 3.94%
Venezuela (Republic of)
5.75%, 02/26/16[d]	76,356,000	51,234,876
7.75%, 10/13/19[d]	16,443,000	10,564,628
8.25%, 10/13/24[d]	8,127,000	4,937,153
9.25%, 09/15/27	20,790,000	14,792,085

		81,528,742

VIETNAM – 0.51%
Vietnam (Republic of)
6.75%, 01/29/20[d]	9,724,000	10,526,230

		10,526,230

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $1,567,389,233)		1,685,427,983

QUASI-SOVEREIGN BONDS & NOTES[a] – 13.89%

BRAZIL – 1.04%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[d]	18,900,000	21,616,875

		21,616,875

INDONESIA – 1.10%
Majapahit Holding BV
7.75%, 01/20/20[d]	18,900,000	22,680,000

		22,680,000

KAZAKHSTAN – 3.32%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13[d]	20,790,000	22,661,100
9.13%, 07/02/18[d]	38,178,000	46,004,490

		68,665,590

MALAYSIA – 2.74%
Petronas Capital Ltd.
5.25%, 08/12/19[d]	50,463,000	56,676,893

		56,676,893

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2010

Security	Principal	Value
MEXICO – 1.88%
Pemex Project Funding Master Trust
6.63%, 06/15/35	$13,230,000	$14,255,325
Petroleos Mexicanos
8.00%, 05/03/19	20,034,000	24,691,905

		38,947,230

PHILIPPINE ISLANDS – 1.19%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[d]	20,223,000	24,570,945

		24,570,945

RUSSIA – 0.96%
RSHB Capital SA Russian Agricultural Bank
9.00%, 06/11/14[d]	11,092,000	12,644,880
VEB Finance Ltd.
6.90%, 07/09/20[d]	6,580,000	7,122,850

		19,767,730

UKRAINE – 0.95%
Naftogaz Ukraine
9.50%, 09/30/14	17,955,000	19,660,725

		19,660,725

VENEZUELA – 0.71%
Petroleos de Venezuela SA
5.38%, 04/12/27	32,697,000	14,713,650

		14,713,650

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $268,354,733)		287,299,638

U.S. GOVERNMENT OBLIGATIONS – 1.54%
U.S. Treasury Notes
3.25%, 06/30/16	29,106,000	31,743,296

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,926,045)		31,743,296

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.49%

MONEY MARKET FUNDS – 1.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[f,g]	30,856,267	$30,856,267

		30,856,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,856,267)		30,856,267

TOTAL INVESTMENTS IN SECURITIES – 98.42%
(Cost: $1,896,526,278)		2,035,327,184

Other Assets, Less Liabilities – 1.58%		32,571,048

NET ASSETS – 100.00%		$2,067,898,232

[a]	Investments are denominated in U.S. dollars.
[b]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

118	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 86.67%

AEROSPACE & DEFENSE – 2.10%
Boeing Co. (The)
4.88%, 02/15/20	$70,000	$79,014
8.75%, 08/15/21	50,000	71,842
Lockheed Martin Corp.
5.50%, 11/15/39	50,000	55,158
6.15%, 09/01/36	35,000	41,763
Northrop Grumman Corp.
7.75%, 02/15/31	50,000	69,438
United Technologies Corp.
5.70%, 04/15/40	50,000	58,515
6.05%, 06/01/36	75,000	90,197

		465,927

AGRICULTURE – 1.30%
Altria Group Inc.
10.20%, 02/06/39	86,000	122,047
Archer-Daniels-Midland Co.
6.45%, 01/15/38	22,000	28,628
Philip Morris International Inc.
6.38%, 05/16/38	111,000	136,910

		287,585

AUTO MANUFACTURERS – 0.41%
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31	68,000	91,413

		91,413

BANKS – 3.87%
Banco do Brasil (Cayman)
8.50%, 10/20/20[a]	100,000	115,000
Barclays Bank PLC
10.18%, 06/12/21[a]	80,000	106,844
BB&T Capital Trust II
6.75%, 06/07/36	50,000	51,000
HSBC Holdings PLC
6.50%, 09/15/37	255,000	285,374
KfW
0.00%, 06/29/37	150,000	50,024
Wachovia Bank N.A./ Wells Fargo & Co.
6.60%, 01/15/38	100,000	112,597

Security	Principal	Value
Wells Fargo Capital X
5.95%, 12/15/36	$146,000	$137,920

		858,759

BEVERAGES – 2.16%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39[a]	126,000	181,242
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	75,000	106,713
Diageo Capital PLC
5.88%, 09/30/36	50,000	58,640
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	100,000	131,824

		478,419

BIOTECHNOLOGY – 0.48%
Amgen Inc.
6.40%, 02/01/39	84,000	105,700

		105,700

CHEMICALS – 0.43%
Dow Chemical Co. (The)
9.40%, 05/15/39	50,000	70,567
Eastman Chemical Co.
7.25%, 01/15/24	20,000	24,614

		95,181

COMMERCIAL SERVICES – 0.44%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	82,000	97,908

		97,908

COMPUTERS – 0.79%
Dell Inc.
6.50%, 04/15/38	50,000	58,759
International Business Machines Corp.
5.60%, 11/30/39	100,000	116,227

		174,986

COSMETICS & PERSONAL CARE – 0.46%
Procter & Gamble Co. (The)
5.55%, 03/05/37	87,000	102,775

		102,775

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 9.25%
American Express Co.
8.15%, 03/19/38	$100,000	$142,244
Capital One Capital V
10.25%, 08/15/39	25,000	26,875
Capital One Capital VI
8.88%, 05/15/40	75,000	78,750
Citigroup Inc.
6.88%, 03/05/38	288,000	316,093
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	50,000	64,535
General Electric Capital Corp.
5.88%, 01/14/38	120,000	123,115
6.75%, 03/15/32	303,000	341,508
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25,000	24,776
6.13%, 02/15/33	100,000	105,521
6.35%, 02/15/34	40,000	38,393
6.75%, 10/01/37	165,000	170,505
Jefferies Group Inc.
6.25%, 01/15/36	25,000	22,687
JPMorgan Chase & Co.
6.40%, 05/15/38	75,000	90,182
JPMorgan Chase Capital XXV
6.80%, 10/01/37	222,000	227,090
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	195,000	222,332
Morgan Stanley
7.25%, 04/01/32	50,000	57,264

		2,051,870

ELECTRIC – 11.99%
Appalachian Power Co.
7.95%, 01/15/20	66,000	86,327
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100,000	109,491
5.70%, 06/15/40	40,000	45,076
Dominion Resources Inc.
6.30%, 03/15/33	225,000	261,376
Duke Energy Carolinas LLC
5.30%, 02/15/40	100,000	110,602

Security	Principal	Value
E.ON International Finance BV
6.65%, 04/30/38[a]	$81,000	$103,583
Electricite De France
6.95%, 01/26/39[a]	60,000	77,256
Enel Finance International SA
6.00%, 10/07/39[a]	100,000	100,889
Exelon Generation Co. LLC
6.25%, 10/01/39	75,000	83,863
FirstEnergy Corp.
7.38%, 11/15/31	122,000	134,381
Florida Power & Light Co.
5.95%, 02/01/38	126,000	150,429
Massachusetts Electric Co.
5.90%, 11/15/39[a]	50,000	58,280
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	69,000	79,189
8.48%, 09/15/28	156,000	206,892
Northern States Power Co.
4.85%, 08/15/40	50,000	52,979
6.20%, 07/01/37	50,000	61,930
Ohio Power Co. Series M
5.38%, 10/01/21	20,000	22,769
Oncor Electric Delivery Co.
7.00%, 09/01/22	50,000	61,337
7.50%, 09/01/38	50,000	64,753
Pacific Gas & Electric Co.
6.05%, 03/01/34	159,000	184,690
Progress Energy Inc.
7.75%, 03/01/31	120,000	160,401
PSEG Power LLC
8.63%, 04/15/31	50,000	69,230
Puget Sound Energy Inc.
5.76%, 07/15/40	50,000	54,761
5.80%, 03/15/40	50,000	54,977
South Carolina Electric & Gas Co.
6.05%, 01/15/38	93,000	110,023
Southern California Edison Co.
Series 08-A
5.95%, 02/01/38	129,000	154,011

		2,659,495

120	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.25%
Emerson Electric Co.
4.25%, 11/15/20	$50,000	$54,859

		54,859

ENVIRONMENTAL CONTROL – 0.53%
Republic Services Inc.
6.20%, 03/01/40	75,000	84,572
Waste Management Inc.
6.13%, 11/30/39	30,000	33,722

		118,294

FOOD – 2.05%
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	25,000	31,976
Kellogg Co. Series B
7.45%, 04/01/31	50,000	68,775
Kraft Foods Inc.
6.50%, 02/09/40	100,000	117,176
6.88%, 02/01/38	60,000	72,226
Kroger Co. (The)
5.40%, 07/15/40	40,000	41,599
6.90%, 04/15/38	50,000	62,501
Unilever Capital Corp.
5.90%, 11/15/32	50,000	60,346

		454,599

FOREST PRODUCTS & PAPER – 0.43%
International Paper Co.
8.70%, 06/15/38	75,000	96,241

		96,241

GAS – 0.13%
Sempra Energy
6.00%, 10/15/39	25,000	28,449

		28,449

HEALTH CARE - PRODUCTS – 0.43%
Johnson & Johnson
5.95%, 08/15/37	75,000	94,829

		94,829

HEALTH CARE - SERVICES – 1.42%
Aetna Inc.
6.75%, 12/15/37	114,000	135,162
UnitedHealth Group Inc.
6.88%, 02/15/38	60,000	72,235

Security	Principal	Value
WellPoint Inc.
5.85%, 01/15/36	$50,000	$52,471
6.38%, 06/15/37	50,000	55,815

		315,683

HOLDING COMPANIES - DIVERSIFIED – 0.30%
Hutchison Whampoa
International Ltd.
7.45%, 11/24/33[a]	50,000	67,008

		67,008

INSURANCE – 5.14%
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50,000	51,000
Allstate Corp. (The)
6.90%, 05/15/38	111,000	135,954
American International Group Inc.
6.25%, 05/01/36	30,000	26,550
AXA SA
8.60%, 12/15/30	80,000	92,438
Chubb Corp.
6.00%, 05/11/37	50,000	57,027
Liberty Mutual Group
7.50%, 08/15/36[a]	25,000	25,199
Massachusetts Mutual Life
Insurance Co.
8.88%, 06/01/39[a]	50,000	71,009
MetLife Inc.
6.50%, 12/15/32	151,000	172,657
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	75,000	91,105
New York Life Insurance Co.
6.75%, 11/15/39[a]	50,000	63,721
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	25,000	32,157
Prudential Financial Inc. Series C
5.40%, 06/13/35	150,000	147,248
Teachers Insurance & Annuity
Association of America
6.85%, 12/16/39[a]	50,000	62,598
Travelers Companies Inc. (The)
6.25%, 06/15/37	93,000	110,261

		1,138,924

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
MACHINERY – 0.41%
Caterpillar Inc.
6.05%, 08/15/36	$75,000	$91,557

		91,557

MANUFACTURING – 0.40%
3M Co.
5.70%, 03/15/37	25,000	29,679
Honeywell International Inc.
5.70%, 03/15/37	50,000	58,496

		88,175

MEDIA – 4.79%
AOL Time Warner Inc.
7.63%, 04/15/31	195,000	240,545
Comcast Cable Communications
Holdings Inc.
9.46%, 11/15/22	182,000	254,773
Comcast Corp.
6.40%, 03/01/40	50,000	56,640
NBC Universal Inc.
6.40%, 04/30/40[a]	25,000	27,929
News America Inc.
6.65%, 11/15/37	195,000	223,815
Time Warner Entertainment Co.
8.38%, 07/15/33	153,000	199,346
Viacom Inc.
7.88%, 07/30/30	50,000	59,911

		1,062,959

MINING – 2.85%
Alcoa Inc.
5.90%, 02/01/27	50,000	47,875
5.95%, 02/01/37	25,000	22,500
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	75,000	84,657
Newmont Mining Corp.
6.25%, 10/01/39	30,000	34,219
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	135,000	169,066
Southern Copper Corp.
6.75%, 04/16/40	50,000	54,044
Teck Resources Ltd.
6.00%, 08/15/40	50,000	52,615

Security	Principal	Value
Vale Overseas Ltd.
6.88%, 11/10/39	$50,000	$56,193
8.25%, 01/17/34	87,000	110,738

		631,907

MISCELLANEOUS - MANUFACTURING – 0.54%
Siemens Financieringsmat
6.13%, 08/17/26[a]	100,000	118,545

		118,545

MULTI-NATIONAL – 0.91%
International Bank for Reconstruction and Development
7.63%, 01/19/23	138,000	201,322

		201,322

OIL & GAS – 7.43%
Anadarko Petroleum Corp.
6.45%, 09/15/36	215,000	185,975
Apache Corp.
6.00%, 01/15/37	81,000	92,969
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	114,373
ConocoPhillips Holding Co.
6.95%, 04/15/29	267,000	341,520
Devon Financing Corp. ULC
7.88%, 09/30/31	72,000	99,525
EnCana Corp.
6.50%, 02/01/38	30,000	34,948
Gaz Capital SA Series 2
8.63%, 04/28/34[a]	100,000	122,880
Hess Corp.
5.60%, 02/15/41	75,000	77,957
Nexen Inc.
6.40%, 05/15/37	84,000	91,808
Noble Holding International Ltd.
6.20%, 08/01/40	30,000	33,365
Pemex Project Funding Master Trust
6.63%, 06/15/35	65,000	70,038
Petrobras International Finance Co.
6.88%, 01/20/40	40,000	43,555
Petro-Canada
6.80%, 05/15/38	95,000	113,894
Shell International Finance BV
6.38%, 12/15/38	102,000	129,402

122	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Transocean Inc.
6.80%, 03/15/38	$30,000	$28,350
Valero Energy Corp.
6.63%, 06/15/37	67,000	67,316

		1,647,875

OIL & GAS SERVICES – 0.68%
Halliburton Co.
7.45%, 09/15/39	50,000	67,357
Weatherford International Ltd.
7.00%, 03/15/38	75,000	82,489

		149,846

PHARMACEUTICALS – 4.39%
Abbott Laboratories
5.30%, 05/27/40	25,000	27,661
6.00%, 04/01/39	50,000	60,285
AstraZeneca PLC
6.45%, 09/15/37	87,000	111,017
Bristol-Myers Squibb Co.
6.13%, 05/01/38	72,000	87,578
Eli Lilly and Co.
5.55%, 03/15/37	75,000	84,778
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	87,000	110,134
Pfizer Inc.
7.20%, 03/15/39	93,000	129,583
Roche Holdings Inc.
7.00%, 03/01/39[a]	90,000	123,388
Schering-Plough Corp./
Merck & Co. Inc.
6.50%, 12/01/33	90,000	114,460
Wyeth
5.95%, 04/01/37	105,000	125,045

		973,929

PIPELINES – 2.75%
Enterprise Products Operating LLC
6.13%, 10/15/39	85,000	91,543
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	50,000	54,614
6.95%, 01/15/38	92,000	105,912
ONEOK Partners LP
6.85%, 10/15/37	50,000	57,231

Security	Principal	Value
TransCanada PipeLines Ltd.
6.10%, 06/01/40	$25,000	$28,567
6.20%, 10/15/37	75,000	85,758
7.63%, 01/15/39	64,000	85,631
Williams Companies Inc. (The)
8.75%, 03/15/32	48,000	61,850
Williams Partners LP
6.30%, 04/15/40	35,000	38,322

		609,428

RETAIL – 4.37%
CVS Caremark Corp.
6.13%, 09/15/39	75,000	83,086
CVS Pass-Through Trust
6.94%, 01/10/30	94,572	107,389
Home Depot Inc. (The)
5.88%, 12/16/36	135,000	141,281
Lowe’s Companies Inc.
5.80%, 04/15/40	75,000	86,312
McDonald’s Corp.
6.30%, 10/15/37	75,000	94,827
Target Corp.
7.00%, 01/15/38	150,000	196,192
Wal-Mart Stores Inc.
6.50%, 08/15/37	204,000	260,296

		969,383

SOFTWARE – 1.13%
Microsoft Corp.
5.20%, 06/01/39	75,000	85,582
Oracle Corp.
5.38%, 07/15/40[a]	75,000	81,346
6.13%, 07/08/39	70,000	83,088

		250,016

TELECOMMUNICATIONS – 9.51%
America Movil SAB de CV
6.38%, 03/01/35	75,000	85,708
AT&T Inc.
6.15%, 09/15/34	175,000	194,156
6.30%, 01/15/38	246,000	279,897
AT&T Wireless Services Inc./New
Cingular Wireless Services Inc.
8.75%, 03/01/31	162,000	234,349

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
British Telecom PLC
9.88%, 12/15/30	$125,000	$168,031
CenturyLink Inc.
7.60%, 09/15/39	75,000	72,150
Cisco Systems Inc.
5.90%, 02/15/39	99,000	115,182
Deutsche Telekom International
Finance BV
8.75%, 06/15/30	79,000	109,881
Embarq Corp.
8.00%, 06/01/36	50,000	50,863
France Telecom SA
8.50%, 03/01/31	70,000	101,355
Motorola Inc.
6.63%, 11/15/37	50,000	53,912
Telecom Italia Capital SA
7.72%, 06/04/38	64,000	71,858
Telefonica Europe BV
8.25%, 09/15/30	74,000	96,513
Verizon Communications Inc.
7.75%, 12/01/30	297,000	385,057
Vodafone Group PLC
7.88%, 02/15/30	69,000	90,041

		2,108,953

TRANSPORTATION – 2.15%
Canadian National Railway Co.
6.38%, 11/15/37	108,000	137,249
Norfolk Southern Corp.
7.05%, 05/01/37	80,000	103,489
Union Pacific Corp.
6.63%, 02/01/29	92,000	111,276
United Parcel Service Inc.
6.20%, 01/15/38	102,000	125,668

		477,682

TOTAL CORPORATE BONDS & NOTES
(Cost: $18,027,757)		19,220,481

FOREIGN GOVERNMENT BONDS & NOTES[b] – 11.30%
Brazil (Federative Republic of)
10.13%, 05/15/27	204,000	323,850
11.00%, 08/17/40	285,000	389,595

Security	Shares or Principal	Value
Hydro-Quebec
8.05%, 07/07/24	$50,000	$74,027
Italy (Republic of)
5.38%, 06/15/33	43,000	44,692
6.88%, 09/27/23	50,000	60,769
Panama (Republic of)
6.70%, 01/26/36	100,000	125,114
Peru (Republic of)
6.55%, 03/14/37	100,000	119,990
7.35%, 07/21/25	100,000	127,750
Quebec (Province of)
7.13%, 02/09/24	80,000	111,592
7.50%, 09/15/29	120,000	177,873
Russian Federation
7.50%, 03/31/30[a]	468,280	554,444
12.75%, 06/24/28[a]	50,000	90,250
United Mexican States
7.50%, 04/08/33	228,000	305,520

TOTAL FOREIGN GOVERNMENT
BONDS & NOTES
(Cost: $2,344,594)		2,505,466

SHORT-TERM INVESTMENTS – 0.89%

MONEY MARKET FUNDS – 0.89%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[c,d]	196,974	196,974

		196,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,974)		196,974

TOTAL INVESTMENTS
IN SECURITIES – 98.86%
(Cost: $20,569,325)		21,922,921

Other Assets, Less Liabilities – 1.14%		252,364

NET ASSETS – 100.00%		$22,175,285

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

124	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 41.41%

AEROSPACE & DEFENSE – 0.54%
Boeing Co. (The)
6.88%, 03/15/39	$25,000	$33,080
Lockheed Martin Corp.
6.15%, 09/01/36	25,000	29,831
United Technologies Corp.
5.70%, 04/15/40	25,000	29,258

		92,169

AGRICULTURE – 0.38%
Altria Group Inc.
10.20%, 02/06/39	30,000	42,575
Philip Morris International Inc.
6.38%, 05/16/38	18,000	22,202

		64,777

BANKS – 1.45%
Barclays Bank PLC
6.86%, 06/15/49[a]	25,000	22,000
HSBC Holdings PLC
6.50%, 09/15/37	100,000	111,912
KfW
0.00%, 06/29/37	32,000	10,672
Wachovia Bank N.A./ Wells Fargo & Co.
6.60%, 01/15/38	25,000	28,149
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	75,000	73,636

		246,369

BEVERAGES – 1.39%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39[a]	48,000	69,045
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	76,000	108,136
Diageo Capital PLC
5.88%, 09/30/36	25,000	29,320
PepsiCo Inc.
5.50%, 01/15/40	25,000	28,798

		235,299

Security	Principal	Value
BIOTECHNOLOGY – 0.19%
Amgen Inc.
6.40%, 02/01/39	$25,000	$31,458

		31,458

CHEMICALS – 0.21%
Dow Chemical Co. (The)
9.40%, 05/15/39	25,000	35,283

		35,283

COMMERCIAL SERVICES – 0.37%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	52,000	62,088

		62,088

COMPUTERS – 0.34%
Dell Inc.
6.50%, 04/15/38	25,000	29,380
International Business Machines Corp.
5.60%, 11/30/39	25,000	29,057

		58,437

COSMETICS & PERSONAL CARE – 0.23%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33,000	38,983

		38,983

DIVERSIFIED FINANCIAL SERVICES – 4.40%
Capital One Capital VI
8.88%, 05/15/40	25,000	26,250
Citigroup Inc.
6.88%, 03/05/38	92,000	100,974
8.13%, 07/15/39	25,000	30,772
General Electric Capital Corp.
5.88%, 01/14/38	10,000	10,260
6.75%, 03/15/32	156,000	175,826
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	68,000	65,268
6.75%, 10/01/37	55,000	56,835
Jefferies Group Inc.
6.88%, 04/15/21	15,000	16,204
JPMorgan Chase Capital XXV
6.80%, 10/01/37	119,000	121,728

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Merrill Lynch & Co. Inc.
6.22%, 09/15/26	$114,000	$113,810
Morgan Stanley
7.25%, 04/01/32	25,000	28,632

		746,559

ELECTRIC – 5.27%
Alabama Power Co.
6.00%, 03/01/39	25,000	29,259
Appalachian Power Co. Series Q
7.00%, 04/01/38	25,000	30,346
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	25,000	32,016
Duke Energy Carolinas LLC
6.10%, 06/01/37	58,000	68,929
Exelon Generation Co. LLC
6.25%, 10/01/39	25,000	27,954
FirstEnergy Corp.
7.38%, 11/15/31	54,000	59,480
Florida Power & Light Co.
5.95%, 02/01/38	50,000	59,694
Massachusetts Electric Co.
5.90%, 11/15/39[a]	25,000	29,140
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	86,000	98,699
Oncor Electric Delivery Co.
7.00%, 09/01/22	25,000	30,669
Pacific Gas & Electric Co.
5.80%, 03/01/37	25,000	28,374
6.05%, 03/01/34	26,000	30,201
Progress Energy Inc.
7.75%, 03/01/31	58,000	77,527
PSEG Power LLC
8.63%, 04/15/31	50,000	69,230
Public Service Co. of Colorado
6.25%, 09/01/37	48,000	59,860
Puget Sound Energy Inc.
5.80%, 03/15/40	25,000	27,489
San Diego Gas & Electric Co.
6.13%, 09/15/37	54,000	67,287

Security	Principal	Value
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	$25,000	$29,847
Virginia Electric and Power Co.
8.88%, 11/15/38	25,000	38,073

		894,074

ENVIRONMENTAL CONTROL – 0.34%
Republic Services Inc.
6.20%, 03/01/40	25,000	28,191
Waste Management Inc.
7.00%, 07/15/28	25,000	29,913

		58,104

FOOD – 0.62%
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	25,000	31,976
Kraft Foods Inc.
6.88%, 02/01/38	44,000	52,966
Kroger Co. (The)
5.40%, 07/15/40	20,000	20,800

		105,742

FOREST PRODUCTS & PAPER – 0.16%
International Paper Co.
7.30%, 11/15/39	25,000	28,003

		28,003

HEALTH CARE – PRODUCTS – 0.24%
Johnson & Johnson
5.85%, 07/15/38	25,000	31,322
5.95%, 08/15/37	8,000	10,115

		41,437

HEALTH CARE – SERVICES – 0.55%
UnitedHealth Group Inc.
6.88%, 02/15/38	50,000	60,196
WellPoint Inc.
6.38%, 06/15/37	30,000	33,489

		93,685

INSURANCE – 2.54%
Allstate Corp. (The)
6.90%, 05/15/38	48,000	58,791
American International Group Inc.
6.25%, 05/01/36	20,000	17,700

126	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
AXA SA
8.60%, 12/15/30	$25,000	$28,887
Lincoln National Corp.
7.00%, 06/15/40	20,000	22,954
MetLife Inc.
5.70%, 06/15/35	33,000	34,871
6.40%, 12/15/31	35,000	31,500
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	25,000	30,368
New York Life Insurance Co.
6.75%, 11/15/39[a]	25,000	31,860
Northwestern Mutual Life Insurance
6.06%, 03/30/40[a]	25,000	29,493
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	25,000	32,157
Prudential Financial Inc.
5.70%, 12/14/36	50,000	51,122
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	25,000	31,299
Travelers Companies Inc. (The)
6.25%, 06/15/37	25,000	29,640

		430,642

IRON & STEEL – 0.15%
ArcelorMittal SA
7.00%, 10/15/39	25,000	25,511

		25,511

MACHINERY – 0.46%
Caterpillar Inc.
6.05%, 08/15/36	64,000	78,128

		78,128

MEDIA – 3.02%
AOL Time Warner Inc.
7.63%, 04/15/31	82,000	101,152
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100,000	139,985
COX Communications Inc.
8.38%, 03/01/39[a]	25,000	34,866
DIRECTV Holdings LLC/DIRECTV Financing Co.
6.00%, 08/15/40	25,000	26,420

Security	Principal	Value
News America Inc.
6.65%, 11/15/37	$70,000	$80,344
Time Warner Entertainment Co.
8.38%, 07/15/33	54,000	70,357
Viacom Inc.
6.88%, 04/30/36	25,000	29,554
7.88%, 07/30/30	25,000	29,956

		512,634

MINING – 0.91%
Alcoa Inc.
5.95%, 02/01/37	25,000	22,500
Newmont Mining Corp.
6.25%, 10/01/39	25,000	28,516
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25,000	31,308
Teck Resources Ltd.
6.13%, 10/01/35	25,000	26,629
Vale Overseas Ltd.
6.88%, 11/21/36	15,000	16,802
6.88%, 11/10/39	25,000	28,096

		153,851

MISCELLANEOUS – MANUFACTURING – 0.70%
Siemens Financieringsmat
6.13%, 08/17/26[a]	100,000	118,545

		118,545

MULTI-NATIONAL – 0.83%
International Bank for Reconstruction and Development
7.63%, 01/19/23	96,000	140,050

		140,050

OIL & GAS – 4.39%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55,000	46,750
ConocoPhillips Holding Co.
6.95%, 04/15/29	108,000	138,143
Devon Financing Corp. ULC
7.88%, 09/30/31	44,000	60,821
EnCana Corp.
6.50%, 02/01/38	25,000	29,124
Gaz Capital SA
7.29%, 08/16/37[a]	100,000	106,880

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Hess Corp.
5.60%, 02/15/41	$25,000	$25,986
Nexen Inc.
6.40%, 05/15/37	25,000	27,324
Noble Holding International Ltd.
6.20%, 08/01/40	20,000	22,244
Pemex Project Funding Master Trust
6.63%, 06/15/35	35,000	37,712
Petrobras International Finance Co.
5.75%, 01/20/20	25,000	26,545
Petro-Canada
6.80%, 05/15/38	25,000	29,972
Shell International Finance BV
6.38%, 12/15/38	40,000	50,746
StatoilHydro ASA
6.50%, 12/01/28[a]	52,000	65,106
Suncor Energy Inc.
6.50%, 06/15/38	42,000	48,630
Transocean Inc.
6.80%, 03/15/38	10,000	9,450
Valero Energy Corp.
10.50%, 03/15/39	15,000	20,184

		745,617

OIL & GAS SERVICES – 0.23%
Halliburton Co.
7.45%, 09/15/39	29,000	39,067

		39,067

PHARMACEUTICALS – 2.02%
Abbott Laboratories
6.15%, 11/30/37	25,000	30,596
AstraZeneca PLC
6.45%, 09/15/37	28,000	35,730
Bristol-Myers Squibb Co.
5.88%, 11/15/36	25,000	29,330
Eli Lilly and Co.
5.50%, 03/15/27	25,000	28,250
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30,000	37,977
Pfizer Inc.
7.20%, 03/15/39	36,000	50,161
Roche Holdings Inc.
7.00%, 03/01/39[a]	32,000	43,871

Security	Principal	Value
Schering-Plough Corp./ Merck & Co. Inc.
6.50%, 12/01/33	$38,000	$48,328
Wyeth
5.95%, 04/01/37	32,000	38,109

		342,352

PIPELINES – 1.39%
Enterprise Products Operating LLC
6.45%, 09/01/40	25,000	27,540
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	52,000	59,863
ONEOK Partners LP
6.85%, 10/15/37	50,000	57,231
TransCanada PipeLines Ltd.
7.63%, 01/15/39	25,000	33,450
Williams Companies Inc. (The)
8.75%, 03/15/32	24,000	30,925
Williams Partners LP
6.30%, 04/15/40	25,000	27,373

		236,382

REAL ESTATE INVESTMENT TRUSTS – 0.17%
Simon Property Group LP
6.75%, 02/01/40	25,000	29,380

		29,380

RETAIL – 2.27%
CVS Caremark Corp.
6.13%, 09/15/39	25,000	27,695
Home Depot Inc. (The)
5.88%, 12/16/36	52,000	54,419
Lowe’s Companies Inc.
5.50%, 10/15/35	50,000	54,793
McDonald’s Corp.
6.30%, 03/01/38	25,000	31,657
Target Corp.
7.00%, 01/15/38	100,000	130,794
Wal-Mart Stores Inc.
6.50%, 08/15/37	68,000	86,765

		386,123

SOFTWARE – 0.22%
Oracle Corp.
6.50%, 04/15/38	30,000	37,188

		37,188

128	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
TELECOMMUNICATIONS – 4.29%
AT&T Inc.
6.30%, 01/15/38	$46,000	$52,338
AT&T Wireless Services Inc./New
Cingular Wireless Services Inc.
8.75%, 03/01/31	128,000	185,164
British Telecom PLC
9.88%, 12/15/30	36,000	48,393
Cisco Systems Inc.
5.90%, 02/15/39	44,000	51,192
Deutsche Telekom International
Finance BV
8.75%, 06/15/30	48,000	66,763
Embarq Corp.
8.00%, 06/01/36	25,000	25,432
France Telecom SA
8.50%, 03/01/31	36,000	52,125
Telecom Italia Capital SA
7.72%, 06/04/38	21,000	23,578
Telefonica Europe BV
8.25%, 09/15/30	32,000	41,736
Verizon Communications Inc.
7.75%, 12/01/30	118,000	152,986
Vodafone Group PLC
6.15%, 02/27/37	25,000	28,646

		728,353

TRANSPORTATION – 1.14%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	25,000	28,150
Canadian National Railway Co.
6.38%, 11/15/37	40,000	50,833
Norfolk Southern Corp.
7.05%, 05/01/37	54,000	69,855
United Parcel Service Inc.
6.20%, 01/15/38	36,000	44,354

		193,192

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,451,094)		7,029,482

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.49%
Brazil (Federative Republic of)
7.13%, 01/20/37	$50,000	$64,641
8.88%, 04/15/24	78,000	111,540
11.00%, 08/17/40	62,000	84,754
Hydro-Quebec
8.05%, 07/07/24	25,000	37,013
Italy (Republic of)
5.38%, 06/15/33	34,000	35,338
Panama (Republic of)
6.70%, 01/26/36	30,000	37,534
Peru (Republic of)
8.75%, 11/21/33	82,000	124,138
Quebec (Province of)
7.50%, 09/15/29	80,000	118,582
Russian Federation
7.50%, 03/31/30[a]	101,200	119,821
12.75%, 06/24/28[a]	50,000	90,250
United Mexican States
6.05%, 01/11/40	58,000	65,830
11.50%, 05/15/26	24,000	43,200

TOTAL FOREIGN GOVERNMENT
BONDS & NOTES
(Cost: $854,790)		932,641

MUNICIPAL DEBT OBLIGATIONS – 3.39%

CALIFORNIA – 1.50%
Bay Area Toll Authority Toll
Bridge Revenue
6.26%, 04/01/40	30,000	32,885
California State, General
Obligations Unlimited
7.50%, 04/01/34	50,000	55,676
7.55%, 04/01/39	45,000	50,606
East Bay Municipal Utility District
Water System Revenue
5.87%, 06/01/40	20,000	22,857
Los Angeles Community College
District, General
Obligations Unlimited
6.75%, 08/01/42	20,000	22,182

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited
6.76%, 07/01/34	$25,000	$28,124
Sacramento Municipal Utility District Electric Revenue
6.16%, 05/15/36	20,000	21,058
San Francisco City & County Public Utilities Commission Revenue
6.00%, 11/01/26	20,000	20,998

		254,386

CONNECTICUT – 0.24%
Connecticut State, General Obligations Unlimited, Series A
5.85%, 03/15/32	35,000	40,474

		40,474

GEORGIA – 0.16%
Municipal Electric Authority of Georgia Revenue, Series A
6.64%, 04/01/18	25,000	26,326

		26,326

ILLINOIS – 0.59%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/40	25,000	27,139
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	75,000	63,038
6.63%, 02/01/35	10,000	9,843

		100,020

NEW JERSEY – 0.17%
New Jersey Economic Development Authority, State Pension Funding Revenue, Series A (NPFGC Insured)
7.43%, 02/15/29	25,000	29,250

		29,250

Security	Principal	Value
NEW YORK – 0.55%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue
7.34%, 11/15/39	$25,000	$31,553
New York City Municipal Water Finance Authority Water & Sewer System Revenue
5.72%, 06/15/42	30,000	32,747
New York City, General Obligations Unlimited
5.21%, 10/01/31	30,000	28,992

		93,292

OHIO – 0.18%
Ohio State Water Development Authority, Water Pollution Control Revenue
4.88%, 12/01/34	30,000	31,382

		31,382

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $546,076)		575,130

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 47.70%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.00%
Federal Home Loan Mortgage Corp.
6.00%, 04/16/37	100,000	106,932
6.25%, 07/15/32	112,000	152,297
6.75%, 03/15/31	28,000	39,616
Federal National Mortgage Association
5.63%, 07/15/37	74,000	93,313
6.63%, 11/15/30	192,000	267,545
7.25%, 05/15/30	22,000	32,394
Tennessee Valley Authority
7.13%, 05/01/30	110,000	156,298

		848,395

130	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 42.70%
U.S. Treasury Bonds
3.50%, 02/15/39	$540,000	$536,711
3.88%, 08/15/40	90,000	95,639
4.25%, 05/15/39	460,000	519,547
4.38%, 02/15/38	50,000	57,824
4.38%, 11/15/39	160,000	184,387
4.38%, 05/15/40	455,000	524,798
4.63%, 02/15/40	600,000	719,604
4.75%, 02/15/37	372,000	456,775
5.25%, 11/15/28	114,000	146,516
5.25%, 02/15/29	108,000	138,848
5.38%, 02/15/31	98,000	128,567
6.00%, 02/15/26	8,000	10,946
6.25%, 08/15/23	320,000	437,072
6.25%, 05/15/30	877,000	1,263,564
6.38%, 08/15/27	158,000	226,533
6.50%, 11/15/26	170,000	245,519
6.88%, 08/15/25	84,000	123,467
7.25%, 08/15/22	278,000	405,647
7.63%, 11/15/22	470,000	706,654
7.88%, 02/15/21	34,000	50,653
8.13%, 08/15/21	177,000	269,647

		7,248,918

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS
(Cost: $7,307,297)		8,097,313

SHORT-TERM INVESTMENTS – 1.85%

MONEY MARKET FUNDS – 1.85%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	314,800	314,800

		314,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $314,800)		314,800

Value
TOTAL INVESTMENTS
IN SECURITIES – 99.84%
(Cost: $15,474,057)	$16,949,366

Other Assets, Less Liabilities – 0.16%	27,009

NET ASSETS – 100.00%	$16,976,375

NPFGC – National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	131

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2010

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund	iShares Barclays Intermediate Government/Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,947,625,740	$2,686,008,001	$642,386,059	$487,637,248
Affiliated issuers (Note 2)	252,695,257	162,222,208	34,599,515	155,526,794

Total cost of investments	$7,200,320,997	$2,848,230,209	$676,985,574	$643,164,042

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$7,078,189,136	$2,903,996,911	$703,447,531	$517,425,464
Affiliated issuers (Note 2)	252,760,697	163,453,423	34,621,235	155,529,053

Total fair value of investments	7,330,949,833	3,067,450,334	738,068,766	672,954,517
Receivables:
Investment securities sold	9,645,350	497,183	2,147,888	–
Due from custodian (Note 4)	9,805,116	–	429,808	982,097
Interest	84,108,590	38,088,040	9,641,802	4,408,781
Capital shares sold	3,322,519	–	185,455	–

Total Assets	7,437,831,408	3,106,035,557	750,473,719	678,345,395

LIABILITIES
Payables:
Investment securities purchased	39,705,614	22,441,794	7,675,535	7,361,417
Collateral for securities on loan (Note 5)	200,418,935	123,054,477	24,585,185	142,860,238
Investment advisory fees (Note 2)	1,170,124	499,288	117,067	87,771

Total Liabilities	241,294,673	145,995,559	32,377,787	150,309,426

NET ASSETS	$7,196,536,735	$2,960,039,998	$718,095,932	$528,035,969

Net assets consist of:
Paid-in capital	$7,019,228,402	$2,726,348,453	$654,579,556	$498,181,664
Undistributed net investment income	12,092,134	9,284,957	2,390,593	1,120,541
Undistributed net realized gain (accumulated net realized loss)	34,587,363	5,186,463	42,591	(1,056,711)
Net unrealized appreciation	130,628,836	219,220,125	61,083,192	29,790,475

NET ASSETS	$7,196,536,735	$2,960,039,998	$718,095,932	$528,035,969

Shares outstanding[b]	68,800,000	27,600,000	6,700,000	4,800,000

Net asset value per share	$104.60	$107.25	$107.18	$110.01

[a]	Securities on loan with values of $195,977,572, $120,232,300, $24,055,887 and $139,747,489, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

132	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2010

	iShares Barclays Government/Credit Bond Fund	iShares Barclays MBS Bond Fund	iShares Barclays Agency Bond Fund	iShares Barclays Aggregate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$142,273,457	$2,057,776,672	$342,589,203	$11,733,892,583
Affiliated issuers (Note 2)	31,230,456	1,824,811,951	110,064,496	5,870,735,759

Total cost of investments	$173,503,913	$3,882,588,623	$452,653,699	$17,604,628,342

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$153,174,854	$2,058,439,512	$353,879,519	$12,354,378,159
Affiliated issuers (Note 2)	31,230,456	1,824,811,951	110,064,496	5,871,796,299

Total fair value of investments	184,405,310	3,883,251,463	463,944,015	18,226,174,458
Receivables:
Investment securities sold	–	257,392,400	–	298,224,872
Interest	1,474,753	4,917,313	2,581,948	83,325,562

Total Assets	185,880,063	4,145,561,176	466,525,963	18,607,724,892

LIABILITIES
Payables:
Investment securities purchased	1,773,398	2,071,739,586	6,119,316	4,270,482,953
Collateral for securities on loan (Note 5)	28,621,802	–	103,970,195	1,842,161,080
Capital shares redeemed	–	10,955,036	–	–
Investment advisory fees (Note 2)	26,167	434,008	60,770	2,110,012

Total Liabilities	30,421,367	2,083,128,630	110,150,281	6,114,754,045

NET ASSETS	$155,458,696	$2,062,432,546	$356,375,682	$12,492,970,847

Net assets consist of:
Paid-in capital	$144,100,266	$1,957,359,417	$343,584,471	$11,642,490,830
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	377,422	(27,997,668)	512,283	(40,228,262)
Undistributed net realized gain	79,611	132,407,957	988,612	269,162,163
Net unrealized appreciation	10,901,397	662,840	11,290,316	621,546,116

NET ASSETS	$155,458,696	$2,062,432,546	$356,375,682	$12,492,970,847

Shares outstanding[b]	1,400,000	18,800,000	3,200,000	115,000,000

Net asset value per share	$111.04	$109.70	$111.37	$108.63

[a]	Securities on loan with values of $28,005,511, $ –, $101,841,655 and $1,796,789,968, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	133

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2010

	iShares JPMorgan USD Emerging Markets Bond Fund	iShares 10+ Year Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,865,670,011	$20,372,351	$15,159,257
Affiliated issuers (Note 2)	30,856,267	196,974	314,800

Total cost of investments	$1,896,526,278	$20,569,325	$15,474,057

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$2,004,470,917	$21,725,947	$16,634,566
Affiliated issuers (Note 2)	30,856,267	196,974	314,800

Total fair value of investments	2,035,327,184	21,922,921	16,949,366
Receivables:
Investment securities sold	24,036,849	–	–
Due from custodian (Note 4)	7,847,619	–	–
Interest	32,809,466	344,323	204,547
Capital shares sold	531,815	184,652	–

Total Assets	2,100,552,933	22,451,896	17,153,913

LIABILITIES
Payables:
Investment securities purchased	31,655,641	273,801	174,733
Investment advisory fees (Note 2)	999,060	2,810	2,805

Total Liabilities	32,654,701	276,611	177,538

NET ASSETS	$2,067,898,232	$22,175,285	$16,976,375

Net assets consist of:
Paid-in capital	$1,919,004,437	$20,742,220	$15,444,782
Undistributed net investment income	7,574,233	65,492	57,557
Undistributed net realized gain (accumulated net realized loss)	2,518,656	13,977	(1,273)
Net unrealized appreciation	138,800,906	1,353,596	1,475,309

NET ASSETS	$2,067,898,232	$22,175,285	$16,976,375

Shares outstanding[a]	18,900,000	400,000	300,000

Net asset value per share	$109.41	$55.44	$56.59

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

134	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund	iShares Barclays Intermediate Government/Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$84,676,173	$58,114,934	$14,999,044	$7,336,853
Interest from affiliated issuers (Note 2)	87,322	288,816	13,551	4,113
Securities lending income from affiliated issuers (Note 2)	154,329	67,405	13,957	56,802

Total investment income	84,917,824	58,471,155	15,026,552	7,397,768

EXPENSES
Investment advisory fees (Note 2)	6,366,715	2,652,968	621,475	476,503

Total expenses	6,366,715	2,652,968	621,475	476,503

Net investment income	78,551,109	55,818,187	14,405,077	6,921,265

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	2,683,912	1,560,768	709,293	309,999
In-kind redemptions	31,460,782	3,950,826	206,440	–

Net realized gain	34,144,694	5,511,594	915,733	309,999

Net change in unrealized appreciation (depreciation)	16,949,493	94,898,195	32,103,659	15,857,182

Net realized and unrealized gain	51,094,187	100,409,789	33,019,392	16,167,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,645,296	$156,227,976	$47,424,469	$23,088,446

See notes to financial statements.

FINANCIAL STATEMENTS	135

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares Barclays Government/ Credit Bond Fund	iShares Barclays MBS Bond Fund	iShares Barclays Agency Bond Fund	iShares Barclays Aggregate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$2,612,035	$235,503	$3,280,128	$139,521,903
Interest from affiliated issuers (Note 2)	719	1,176,706	3,234	5,051,041
Securities lending income from affiliated issuers (Note 2)	12,522	–	38,010	668,801

Total investment income	2,625,276	1,412,209	3,321,372	145,241,745

EXPENSES
Investment advisory fees (Note 2)	155,484	2,372,925	327,582	11,904,887

Total expenses	155,484	2,372,925	327,582	11,904,887

Net investment income (loss)	2,469,792	(960,716)	2,993,790	133,336,858

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	177,091	78,006,676	(37,978)	169,985,531
Investments in affiliated issuers (Note 2)	–	–	–	4,147
In-kind redemptions	591,431	–	1,192,052	11,552,689

Net realized gain	768,522	78,006,676	1,154,074	181,542,367

Net change in unrealized appreciation (depreciation)	6,413,201	(2,608,815)	7,144,217	355,769,158

Net realized and unrealized gain	7,181,723	75,397,861	8,298,291	537,311,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,651,515	$74,437,145	$11,292,081	$670,648,383

See notes to financial statements.

136	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares JPMorgan USD Emerging Markets Bond Fund	iShares 10+ Year Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$45,581,409	$382,002	$233,989
Interest from affiliated issuers (Note 2)	13,810	58	78

Total investment income	45,595,219	382,060	234,067

EXPENSES
Investment advisory fees (Note 2)	4,592,566	13,441	9,838

Total expenses	4,592,566	13,441	9,838

Net investment income	41,002,653	368,619	224,229

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,549,902)	17,888	1,040
In-kind redemptions	12,982,317	–	–

Net realized gain	10,432,415	17,888	1,040

Net change in unrealized appreciation (depreciation)	108,435,015	1,366,181	1,520,723

Net realized and unrealized gain	118,867,430	1,384,069	1,521,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$159,870,083	$1,752,688	$1,745,992

See notes to financial statements.

FINANCIAL STATEMENTS	137

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$78,551,109	$117,181,820	$55,818,187	$75,561,547
Net realized gain	34,144,694	35,234,857	5,511,594	5,794,723
Net change in unrealized appreciation (depreciation)	16,949,493	128,349,669	94,898,195	143,236,915

Net increase in net assets resulting from operations	129,645,296	280,766,346	156,227,976	224,593,185

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(82,326,139)	(105,405,384)	(54,712,099)	(69,964,566)
From net realized gain	–	(3,445,088)	–	–

Total distributions to shareholders	(82,326,139)	(108,850,472)	(54,712,099)	(69,964,566)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,920,205,138	4,797,831,392	727,063,285	1,452,036,969
Cost of shares redeemed	(1,318,908,416)	(579,857,554)	(124,847,753)	–

Net increase in net assets from capital share transactions	1,601,296,722	4,217,973,838	602,215,532	1,452,036,969

INCREASE IN NET ASSETS	1,648,615,879	4,389,889,712	703,731,409	1,606,665,588

NET ASSETS
Beginning of period	5,547,920,856	1,158,031,144	2,256,308,589	649,643,001

End of period	$7,196,536,735	$5,547,920,856	$2,960,039,998	$2,256,308,589

Undistributed net investment income included in net assets at end of period	$12,092,134	$15,867,164	$9,284,957	$8,178,869

SHARES ISSUED AND REDEEMED
Shares sold	28,100,000	47,100,000	7,000,000	14,800,000
Shares redeemed	(12,700,000)	(5,600,000)	(1,200,000)	–

Net increase in shares outstanding	15,400,000	41,500,000	5,800,000	14,800,000

See notes to financial statements.

138	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares Barclays Intermediate Government/Credit Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,405,077	$19,519,852	$6,921,265	$12,103,236
Net realized gain	915,733	1,428,428	309,999	2,114,618
Net change in unrealized appreciation (depreciation)	32,103,659	37,437,974	15,857,182	11,404,343

Net increase in net assets resulting from operations	47,424,469	58,386,254	23,088,446	25,622,197

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,130,479)	(18,261,606)	(6,885,164)	(11,985,689)

Total distributions to shareholders	(14,130,479)	(18,261,606)	(6,885,164)	(11,985,689)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,420,976	301,295,708	75,248,394	146,245,388
Cost of shares redeemed	(20,394,539)	(8,876,120)	–	(31,093,494)

Net increase in net assets from capital share transactions	145,026,437	292,419,588	75,248,394	115,151,894

INCREASE IN NET ASSETS	178,320,427	332,544,236	91,451,676	128,788,402

NET ASSETS
Beginning of period	539,775,505	207,231,269	436,584,293	307,795,891

End of period	$718,095,932	$539,775,505	$528,035,969	$436,584,293

Undistributed net investment income included in net assets at end of period	$2,390,593	$2,115,995	$1,120,541	$1,084,440

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	3,100,000	700,000	1,400,000
Shares redeemed	(200,000)	(100,000)	–	(300,000)

Net increase in shares outstanding	1,400,000	3,000,000	700,000	1,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	139

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Government/Credit Bond Fund		iShares Barclays MBS Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,469,792	$4,402,397	$(960,716)	$(1,731,274)
Net realized gain	768,522	59,054	78,006,676	98,123,732
Net change in unrealized appreciation (depreciation)	6,413,201	5,529,342	(2,608,815)	(81,132)

Net increase in net assets resulting from operations	9,651,515	9,990,793	74,437,145	96,311,326

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,486,054)	(4,350,039)	(33,491,758)	(57,048,954)
From net realized gain	–	–	–	(1,022,693)

Total distributions to shareholders	(2,486,054)	(4,350,039)	(33,491,758)	(58,071,647)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	52,208,300	293,264,391	740,564,628
Cost of shares redeemed	(10,598,329)	(10,170,796)	(64,615,718)	(105,743,045)

Net increase (decrease) in net assets from capital share transactions	(10,598,329)	42,037,504	228,648,673	634,821,583

INCREASE (DECREASE) IN NET ASSETS	(3,432,868)	47,678,258	269,594,060	673,061,262

NET ASSETS
Beginning of period	158,891,564	111,213,306	1,792,838,486	1,119,777,224

End of period	$155,458,696	$158,891,564	$2,062,432,546	$1,792,838,486

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$377,422	$393,684	$(27,997,668)	$6,454,806

SHARES ISSUED AND REDEEMED
Shares sold	–	500,000	2,700,000	7,000,000
Shares redeemed	(100,000)	(100,000)	(600,000)	(1,000,000)

Net increase (decrease) in shares outstanding	(100,000)	400,000	2,100,000	6,000,000

See notes to financial statements.

140	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Agency Bond Fund		iShares Barclays Aggregate Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,993,790	$4,005,885	$133,336,858	$250,425,073
Net realized gain	1,154,074	77,126	181,542,367	229,410,550
Net change in unrealized appreciation (depreciation)	7,144,217	3,563,822	355,769,158	362,077,666

Net increase in net assets resulting from operations	11,292,081	7,646,833	670,648,383	841,913,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,176,314)	(3,417,842)	(209,647,128)	(399,455,838)
From net realized gain	–	(429,990)	–	–

Total distributions to shareholders	(3,176,314)	(3,847,832)	(209,647,128)	(399,455,838)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	174,993,109	193,229,898	950,788,481	1,631,072,306
Cost of shares redeemed	(98,660,498)	–	(264,517,605)	(385,301,052)

Net increase in net assets from capital share transactions	76,332,611	193,229,898	686,270,876	1,245,771,254

INCREASE IN NET ASSETS	84,448,378	197,028,899	1,147,272,131	1,688,228,705

NET ASSETS
Beginning of period	271,927,304	74,898,405	11,345,698,716	9,657,470,011

End of period	$356,375,682	$271,927,304	$12,492,970,847	$11,345,698,716

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$512,283	$694,807	$(40,228,262)	$36,082,008

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	1,800,000	9,000,000	15,800,000
Shares redeemed	(900,000)	–	(2,500,000)	(3,800,000)

Net increase in shares outstanding	700,000	1,800,000	6,500,000	12,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	141

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares JPMorgan USD Emerging Markets Bond Fund		iShares 10+ Year Credit Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Period from December 8, 2009[a] to February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,002,653	$34,690,376	$368,619	$81,248
Net realized gain (loss)	10,432,415	5,787,074	17,888	(3,911)
Net change in unrealized appreciation (depreciation)	108,435,015	49,289,189	1,366,181	(12,585)

Net increase in net assets resulting from operations	159,870,083	89,766,639	1,752,688	64,752

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,991,522)	(30,063,045)	(344,499)	(39,876)

Total distributions to shareholders	(38,991,522)	(30,063,045)	(344,499)	(39,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	962,584,159	1,075,561,572	10,646,905	10,095,315
Cost of shares redeemed	(182,903,083)	(107,612,017)	–	–

Net increase in net assets from capital share transactions	779,681,076	967,949,555	10,646,905	10,095,315

INCREASE IN NET ASSETS	900,559,637	1,027,653,149	12,055,094	10,120,191

NET ASSETS
Beginning of period	1,167,338,595	139,685,446	10,120,191	–

End of period	$2,067,898,232	$1,167,338,595	$22,175,285	$10,120,191

Undistributed net investment income included in net assets at end of period	$7,574,233	$5,563,102	$65,492	$41,372

SHARES ISSUED AND REDEEMED
Shares sold	9,200,000	10,900,000	200,000	200,000
Shares redeemed	(1,800,000)	(1,100,000)	–	–

Net increase in shares outstanding	7,400,000	9,800,000	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

142	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10+ Year Government/Credit Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Period from December 8, 2009[a] to February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$224,229	$54,256
Net realized gain (loss)	1,040	(2,313)
Net change in unrealized appreciation (depreciation)	1,520,723	(45,414)

Net increase in net assets resulting from operations	1,745,992	6,529

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(186,911)	(34,017)

Total distributions to shareholders	(186,911)	(34,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,364,799	5,079,983

Net increase in net assets from capital share transactions	10,364,799	5,079,983

INCREASE IN NET ASSETS	11,923,880	5,052,495

NET ASSETS
Beginning of period	5,052,495	–

End of period	$16,976,375	$5,052,495

Undistributed net investment income included in net assets at end of period	$57,557	$20,239

SHARES ISSUED
Shares sold	200,000	100,000

Net increase in shares outstanding	200,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	143

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$103.89	$97.31	$103.09	$100.76	$100.08

Income from investment operations:
Net investment income[b]	1.29	3.70	4.44	4.77	0.69
Net realized and unrealized gain (loss)[c]	0.80	6.66	(6.21)	2.27	0.28

Total from investment operations	2.09	10.36	(1.77)	7.04	0.97

Less distributions from:
Net investment income	(1.38)	(3.78)	(4.01)	(4.71)	(0.29)
Net realized gain	–	(0.00)[d]	–	–	–

Total distributions	(1.38)	(3.78)	(4.01)	(4.71)	(0.29)

Net asset value, end of period	$104.60	$103.89	$97.31	$103.09	$100.76

Total return	2.06%[e]	10.84%	(1.74)%	7.21%	0.97%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,196,537	$5,547,921	$1,158,031	$298,960	$20,152
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	2.47%	3.62%	4.50%	4.72%	4.67%
Portfolio turnover rate[g]	9%	23%	67%	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

144	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$103.50	$92.81	$102.10	$101.17	$100.19

Income from investment operations:
Net investment income[b]	2.21	4.98	5.03	5.03	0.76
Net realized and unrealized gain (loss)[c]	3.76	10.54	(9.75)	1.04	0.51

Total from investment operations	5.97	15.52	(4.72)	6.07	1.27

Less distributions from:
Net investment income	(2.22)	(4.83)	(4.57)	(5.14)	(0.29)

Total distributions	(2.22)	(4.83)	(4.57)	(5.14)	(0.29)

Net asset value, end of period	$107.25	$103.50	$92.81	$102.10	$101.17

Total return	5.91%[d]	17.13%	(4.72)%	6.27%	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,960,040	$2,256,309	$649,643	$173,564	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.21%	4.98%	5.28%	5.01%	5.16%
Portfolio turnover rate[f]	4%	21%	19%	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	145

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$101.84	$90.10	$100.82	$101.75	$100.57

Income from investment operations:
Net investment income[b]	2.41	5.14	5.24	5.36	0.83
Net realized and unrealized gain (loss)[c]	5.34	11.57	(11.05)	(0.97)	0.65

Total from investment operations	7.75	16.71	(5.81)	4.39	1.48

Less distributions from:
Net investment income	(2.41)	(4.97)	(4.91)	(5.32)	(0.30)

Total distributions	(2.41)	(4.97)	(4.91)	(5.32)	(0.30)

Net asset value, end of period	$107.18	$101.84	$90.10	$100.82	$101.75

Total return	7.78%[d]	19.00%	(5.91)%	4.53%	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$718,096	$539,776	$207,231	$60,493	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.64%	5.24%	5.63%	5.38%	5.58%
Portfolio turnover rate[f]	5%	29%	16%	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

146	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$106.48	$102.60	$105.00	$100.81	$100.00

Income from investment operations:
Net investment income[b]	1.57	3.41	4.39	4.82	0.69
Net realized and unrealized gain (loss)[c]	3.54	3.91	(2.54)	4.02	0.40

Total from investment operations	5.11	7.32	1.85	8.84	1.09

Less distributions from:
Net investment income	(1.58)	(3.44)	(4.25)	(4.65)	(0.28)

Total distributions	(1.58)	(3.44)	(4.25)	(4.65)	(0.28)

Net asset value, end of period	$110.01	$106.48	$102.60	$105.00	$100.81

Total return	4.87%[d]	7.28%	1.80%	9.07%	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$528,036	$436,584	$307,796	$157,500	$20,161
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.91%	3.26%	4.29%	4.75%	4.65%
Portfolio turnover rate[f]	14%	80%	29%	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	147

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$105.93	$101.10	$104.30	$101.17	$100.23

Income from investment operations:
Net investment income[b]	1.71	3.65	4.55	4.95	0.72
Net realized and unrealized gain (loss)[c]	5.11	4.84	(3.37)	3.06	0.47

Total from investment operations	6.82	8.49	1.18	8.01	1.19

Less distributions from:
Net investment income	(1.71)	(3.66)	(4.38)	(4.88)	(0.25)

Total distributions	(1.71)	(3.66)	(4.38)	(4.88)	(0.25)

Net asset value, end of period	$111.04	$105.93	$101.10	$104.30	$101.17

Total return	6.58%[d]	8.54%	1.17%	8.22%	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,459	$158,892	$111,213	$52,152	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.18%	3.52%	4.49%	4.93%	4.84%
Portfolio turnover rate[f]	11%	52%	46%	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

148	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$107.36	$104.65	$102.89	$100.96

Income from investment operations:
Net investment income (loss)[b]	(0.06)	(0.11)	1.86	4.28
Net realized and unrealized gain[c]	4.35	6.63	4.36	1.99

Total from investment operations	4.29	6.52	6.22	6.27

Less distributions from:
Net investment income	(1.95)	(3.76)	(4.43)	(4.34)
Net realized gain	–	(0.05)[d]	(0.03)	–

Total distributions	(1.95)	(3.81)	(4.46)	(4.34)

Net asset value, end of period	$109.70	$107.36	$104.65	$102.89

Total return	4.03%[e]	6.35%	6.24%	6.41%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,062,433	$1,792,838	$1,119,777	$401,259
Ratio of expenses to average net assets[f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[f]	(0.10)%	(0.11)%	1.82%	4.39%
Portfolio turnover rate[g,h]	633%	1232%	1341%	1038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	149

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$108.77	$107.00	$102.21

Income from investment operations:
Net investment income[b]	1.01	2.14	0.88
Net realized and unrealized gain[c]	2.68	1.72	4.54

Total from investment operations	3.69	3.86	5.42

Less distributions from:
Net investment income	(1.09)	(2.01)	(0.63)
Net realized gain	–	(0.08)[d]	–

Total distributions	(1.09)	(2.09)	(0.63)

Net asset value, end of period	$111.37	$108.77	$107.00

Total return	3.45%[e]	3.65%	5.27%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$356,376	$271,927	$74,898
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.83%	1.98%	2.62%
Portfolio turnover rate[g]	18%	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Represents all short-term capital gains distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

150	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Aggregate Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006
Net asset value, beginning of period	$104.57	$100.08	$102.67	$100.50	$100.08	$101.72

Income from investment operations:
Net investment income	1.19 [a]	2.48 [a]	3.58 [a]	4.86 [a]	4.71 [a]	3.83
Net realized and unrealized gain (loss)[b]	4.76	5.98	(1.54)	2.25	0.41	(1.32)

Total from investment operations	5.95	8.46	2.04	7.11	5.12	2.51

Less distributions from:
Net investment income	(1.89)	(3.97)	(4.63)	(4.94)	(4.70)	(4.15)

Total distributions	(1.89)	(3.97)	(4.63)	(4.94)	(4.70)	(4.15)

Net asset value, end of period	$108.63	$104.57	$100.08	$102.67	$100.50	$100.08

Total return	5.82%[c]	8.62%	2.08%	7.32%	5.31%	2.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,492,971	$11,345,699	$9,657,470	$8,521,609	$5,396,824	$3,142,544
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.24%	2.42%	3.58%	4.86%	4.76%	3.89%
Portfolio turnover rate[e,f]	231%	488%	519%	458%	483%	456%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	151

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPMorgan USD Emerging Markets Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$101.51	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[b]	2.82	5.89	5.83	1.09
Net realized and unrealized gain (loss)[c]	7.87	19.17	(19.17)	0.03

Total from investment operations	10.69	25.06	(13.34)	1.12

Less distributions from:
Net investment income	(2.79)	(5.72)	(5.29)	(0.64)

Total distributions	(2.79)	(5.72)	(5.29)	(0.64)

Net asset value, end of period	$109.41	$101.51	$82.17	$100.80

Total return	10.78%[d]	31.34%	(13.68)%	1.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,067,898	$1,167,339	$139,685	$40,319
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	5.36%	5.97%	6.61%	5.36%
Portfolio turnover rate[f]	13%	43%	31%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

152	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$50.60	$50.63

Income from investment operations:
Net investment income[b]	1.44	0.65
Net realized and unrealized gain (loss)[c]	4.79	(0.28)

Total from investment operations	6.23	0.37

Less distributions from:
Net investment income	(1.39)	(0.40)

Total distributions	(1.39)	(0.40)

Net asset value, end of period	$55.44	$50.60

Total return	12.63%[d]	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,175	$10,120
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.48%	5.79%
Portfolio turnover rate[f]	18%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	153

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Government/Credit Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$50.52	$50.78

Income from investment operations:
Net investment income[b]	1.21	0.54
Net realized and unrealized gain (loss)[c]	6.04	(0.46)

Total from investment operations	7.25	0.08

Less distributions from:
Net investment income	(1.18)	(0.34)

Total distributions	(1.18)	(0.34)

Net asset value, end of period	$56.59	$50.52

Total return	14.65%[d]	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,976	$5,052
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.56%	4.83%
Portfolio turnover rate[f]	16%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

154	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Barclays Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

156	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of August 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit
Corporate Bonds & Notes	$–	$6,585,903,502	$–	$6,585,903,502
Foreign Government Bonds & Notes	–	477,795,910	–	477,795,910
Municipal Debt Obligations	–	17,977,771	–	17,977,771
Short-Term Investments	249,272,650	–	–	249,272,650

	$249,272,650	$7,081,677,183	$–	$7,330,949,833

Barclays Intermediate Credit
Corporate Bonds & Notes	$–	$2,718,000,613	$–	$2,718,000,613
Foreign Government Bonds & Notes	–	188,624,472	–	188,624,472
Municipal Debt Obligations	–	9,289,005	–	9,289,005
Short-Term Investments	151,536,244	–	–	151,536,244

	$151,536,244	$2,915,914,090	$–	$3,067,450,334

Barclays Credit
Corporate Bonds & Notes	$–	$635,049,567	$–	$635,049,567
Foreign Government Bonds & Notes	–	52,038,322	–	52,038,322
Municipal Debt Obligations	–	17,360,909	–	17,360,909
Short-Term Investments	33,619,968	–	–	33,619,968

	$33,619,968	$704,448,798	$–	$738,068,766

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	$–	$168,824,302	$–	$168,824,302
Foreign Government Bonds & Notes	–	13,938,058	–	13,938,058
Municipal Debt Obligations	–	555,667	–	555,667
U.S. Government & Agency Obligations	–	334,257,027	–	334,257,027
Short-Term Investments	155,379,463	–	–	155,379,463

	$155,379,463	$517,575,054	$–	$672,954,517

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
Barclays Government/Credit
Corporate Bonds & Notes	$–	$53,904,211	$–	$53,904,211
Foreign Government Bonds & Notes	–	4,629,806	–	4,629,806
Municipal Debt Obligations	–	1,098,480	–	1,098,480
U.S. Government & Agency Obligations	–	93,542,357	–	93,542,357
Short-Term Investments	31,230,456	–	–	31,230,456

	$31,230,456	$153,174,854	$–	$184,405,310

Barclays MBS
U.S. Government Agency Obligations	$–	$2,058,439,512	$–	$2,058,439,512
Short-Term Investments	1,824,811,951	–	–	1,824,811,951

	$1,824,811,951	$2,058,439,512	$–	$3,883,251,463

Barclays Agency
U.S. Government Agency Obligations	$–	$304,450,791	$–	$304,450,791
Corporate Bonds & Notes	–	49,428,728	–	49,428,728
Short-Term Investments	110,064,496	–	–	110,064,496

	$110,064,496	$353,879,519	$–	$463,944,015

Barclays Aggregate
Corporate Bonds & Notes	$–	$2,671,947,636	$–	$2,671,947,636
Collateralized Mortgage Obligations	–	379,207,721	–	379,207,721
Foreign Government Bonds & Notes	–	182,306,391	–	182,306,391
Municipal Debt Obligations	–	56,742,717	–	56,742,717
U.S. Government & Agency Obligations	–	9,077,697,050	–	9,077,697,050
Short-Term Investments	5,858,272,943	–	–	5,858,272,943

	$5,858,272,943	$12,367,901,515	$–	$18,226,174,458

JPMorgan USD Emerging Markets
Sovereign Bonds & Notes	$–	$1,685,427,983	$–	$1,685,427,983
Quasi-Sovereign Bonds & Notes	–	287,299,638	–	287,299,638
U.S. Government Obligations	–	31,743,296	–	31,743,296
Short Term Investments	30,856,267	–	–	30,856,267

	$30,856,267	$2,004,470,917	$–	$2,035,327,184

10+ Year Credit
Corporate Bonds & Notes	$–	$19,220,481	$–	$19,220,481
Foreign Government Bonds & Notes	–	2,505,466	–	2,505,466
Short-Term Investments	196,974	–	–	196,974

	$196,974	$21,725,947	$–	$21,922,921

158	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
10+ Year Government/Credit
Corporate Bonds & Notes	$–	$7,029,482	$–	$7,029,482
Foreign Government Bonds & Notes	–	932,641	–	932,641
Municipal Debt Obligations	–	575,130	–	575,130
U.S. Government & Agency Obligations	–	8,097,313	–	8,097,313
Short-Term Investments	314,800	–	–	314,800

	$314,800	$16,634,566	$–	$16,949,366

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2010.

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2010, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Barclays Intermediate Credit	$–	$–	$–	$–	$21,707	$–	$21,707
Barclays Credit	–	–	–	–	846,399	–	846,399
Barclays Intermediate Government/Credit	–	–	–	34,704	1,168,228	18,519	1,221,451
Barclays Government/Credit	–	–	–	35,114	239,375	295,155	569,644
Barclays Aggregate	1,089,293	4,420,413	16,516,253	14,768,306	50,590,049	19,687,461	107,071,775
JPMorgan USD Emerging Markets	–	–	–	–	91,088	2,345,229	2,436,317

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Barclays 1-3 Year Credit	$7,200,438,455	$131,698,156	$(1,186,778)	$130,511,378
Barclays Intermediate Credit	2,848,484,769	219,671,056	(705,491)	218,965,565
Barclays Credit	677,004,890	61,382,600	(318,724)	61,063,876
Barclays Intermediate Government/Credit	643,269,991	29,720,865	(36,339)	29,684,526
Barclays Government/Credit	173,588,838	10,836,074	(19,602)	10,816,472
Barclays MBS	3,882,588,689	3,878,630	(3,215,856)	662,774
Barclays Agency	452,899,097	11,056,067	(11,149)	11,044,918
Barclays Aggregate	17,607,185,133	627,282,786	(8,293,461)	618,989,325
JPMorgan USD Emerging Markets	1,902,858,822	135,792,980	(3,324,618)	132,468,362
10+ Year Credit	20,574,665	1,362,921	(14,665)	1,348,256
10+ Year Government/Credit	15,481,220	1,470,607	(2,461)	1,468,146

Management has reviewed the tax positions as of August 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

160	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays1-3 Year Credit	0.20%
Barclays Intermediate Credit	0.20
Barclays Credit	0.20
Barclays Intermediate Government/Credit	0.20
Barclays Government/Credit	0.20
Barclays MBS	0.25

iShares Bond Fund	Investment Advisory Fee
Barclays Agency	0.20%
Barclays Aggregate	0.20
JPMorgan USD Emerging Markets	0.60
10+ Year Credit	0.20
10+ Year Government/Credit	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays1-3 Year Credit	$85,362
Barclays Intermediate Credit	36,401
Barclays Credit	7,441
Barclays Intermediate Government/Credit	24,732
Barclays Government/Credit	4,968
Barclays Agency	16,812
Barclays Aggregate	259,103

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the six months ended August 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain

Barclays 1-3 Year Credit
PNC Funding Corp.	$3,250	$–	$–	$3,250	$3,488,047	$49,747	$–

Barclays Intermediate Credit
PNC Funding Corp.	$9,087	$1,750	$–	$10,837	$11,917,179	$280,121	$–

Barclays Credit
PNC Funding Corp.	$200	$750	$–	$950	$1,001,267	$9,219	$–

Barclays Intermediate Government/Credit
PNC Funding Corp.	$–	$135	$–	$135	$149,590	$1,260	$–

Barclays Aggregate
PNC Funding Corp.	$12,086	$135	$(90)	$12,131	$13,523,356	$302,030	$4,147

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2010 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays 1-3 Year Credit	$–	$–	$2,220,882,223	$539,056,568
Barclays Intermediate Credit	–	–	308,366,320	90,778,340
Barclays Credit	–	–	74,110,846	29,684,136
Barclays Intermediate Government/Credit	74,261,263	51,801,418	5,729,715	11,881,551
Barclays Government/Credit	15,363,743	7,524,511	2,314,465	9,764,335
Barclays MBS	12,153,894,691	11,952,662,760	–	–
Barclays Agency	132,484,431	55,285,985	30,058,301	598,581

162	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Aggregate	$26,753,980,163	$26,520,309,973	$468,383,113	$427,069,321
JPMorgan USD Emerging Markets	4,075	2,749,421	248,353,133	197,823,629
10+ Year Credit	–	–	3,469,154	2,489,801
10+ Year Government/Credit	765,005	597,861	1,375,111	918,202

In-kind transactions (see Note 4) for the six months ended August 31, 2010 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$1,234,216,436	$1,289,752,653
Barclays Intermediate Credit	506,056,604	113,364,179
Barclays Credit	108,864,255	8,237,304
Barclays Intermediate Government/Credit	55,558,103	–
Barclays Government/Credit	–	10,123,576
Barclays Agency	71,905,346	98,737,762
Barclays Aggregate	492,805,184	148,114,839
JPMorgan USD Emerging Markets	872,961,452	169,214,698
10+ Year Credit	9,523,854	–
10+ Year Government/Credit	9,526,213	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Barclays Aggregate and iShares Barclays MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities

NOTES TO FINANCIAL STATEMENTS	163

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

164	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays 1-3 Year Credit	$1.36120	$–	$0.01885	$1.38005	99%	–%	1%	100%
Barclays Intermediate Credit	2.19004	–	0.02935	2.21939	99	–	1	100
Barclays Credit	2.37861	–	0.03137	2.40998	99	–	1	100
Barclays Intermediate Government/Credit	1.55537	–	0.02243	1.57780	99	–	1	100
Barclays Government/Credit	1.69518	–	0.01902	1.71420	99	–	1	100
Barclays MBS	0.06314	1.88552	–	1.94866	3	97	–	100
Barclays Agency	1.08253	–	0.00675	1.08928	99	–	1	100
Barclays Aggregate	1.22116	0.65419	0.01182	1.88717	65	34	1	100
JPMorgan USD Emerging Markets	2.74891	–	0.03952	2.78843	99	–	1	100
10+ Year Credit	1.36541	–	0.02153	1.38694	98	–	2	100
10+ Year Government/Credit	1.16357	–	0.01299	1.17656	99	–	1	100

SUPPLEMENTAL INFORMATION	165

Notes:

166	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	167

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

168	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	169

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

170	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch or J.P. Morgan Securities Inc., nor are they sponsored, endorsed, or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BofA Merrill Lynch® is a servicemark of Merrill Lynch & Co., Inc., which is wholly-owned by Bank of America Corporation, and is licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-22-0810

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Barclays TIPS Bond Fund  I  TIP  I  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS TIPS BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns

Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.38%	10.09%	10.52%	5.19%	5.14%	5.33%	5.59%	5.59%	5.76%

Cumulative Total Returns

Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.38%	10.09%	10.52%	28.78%	28.51%	29.66%	44.34%	44.29%	45.84%

Total returns for the period since inception are calculated from the inception date of the Fund (12/4/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/5/03), the NAV of the Fund is used as a proxy for the Market Price to calculated market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 5.79%, while the total return for the Index was 5.90%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.46%

Short-Term and Other Net Assets	0.54

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	5.69%

U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	5.37

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	4.71

U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	4.53

U.S. Treasury Inflation-Indexed Bonds, 3.63%, 04/15/28	4.46

TOTAL	24.76%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/10)	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/10 to 8/31/10)
Actual	$1,000.00	$1,057.90	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

August 31, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.46%
U.S. Treasury Inflation–Indexed Bonds
0.50%, 04/15/15	$414,357,511	$412,858,351
0.63%, 04/15/13	534,840,281	539,349,900
1.25%, 04/15/14[a]	580,218,213	591,183,205
1.25%, 07/15/20[a]	404,707,443	441,779,297
1.38%, 07/15/18[a]	523,783,547	551,599,000
1.38%, 01/15/20[a]	671,716,864	700,473,662
1.63%, 01/15/15[a]	803,782,286	835,065,452
1.63%, 01/15/18[a]	549,074,673	586,794,506
1.75%, 01/15/28	538,309,033	563,222,350
1.88%, 07/15/13	876,223,672	904,416,621
1.88%, 07/15/15[a]	703,490,497	741,566,298
1.88%, 07/15/19[a]	566,455,818	617,113,168
2.00%, 04/15/12[a]	554,863,588	568,159,025
2.00%, 01/15/14	897,961,265	932,435,199
2.00%, 07/15/14	814,145,768	861,308,982
2.00%, 01/15/16	685,881,221	727,104,513
2.00%, 01/15/26	690,509,120	753,193,058
2.13%, 01/15/19[a]	525,548,123	582,382,674
2.13%, 02/15/40	358,010,400	590,880,680
2.38%, 01/15/17	606,132,237	660,599,515
2.38%, 01/15/25	1,023,422,141	1,172,073,691
2.38%, 01/15/27	560,283,236	637,437,978
2.50%, 07/15/16	686,377,248	750,061,051
2.50%, 01/15/29[a]	524,880,095	611,590,968
2.63%, 07/15/17[a]	542,567,823	603,490,961
3.00%, 07/15/12[a]	924,661,216	970,085,466
3.38%, 01/15/12	249,447,557	260,634,423
3.38%, 04/15/32[a]	215,227,173	287,222,606
3.63%, 04/15/28	694,087,380	919,368,802
3.88%, 04/15/29	799,509,871	1,105,498,609

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,081,944,099)		20,478,950,011

SHORT-TERM INVESTMENTS – 11.56%

MONEY MARKET FUNDS – 11.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	1,936,039,014	1,936,039,014

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,c,d]	376,211,981	$376,211,981
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	68,758,070	68,758,070

		2,381,009,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,381,009,065)		2,381,009,065

TOTAL INVESTMENTS IN SECURITIES – 111.02%
(Cost: $21,462,953,164)		22,859,959,076

Other Assets, Less Liabilities – (11.02)%		(2,269,977,513)

NET ASSETS – 100.00%		$20,589,981,563

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	3

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2010

iShares Barclays TIPS Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$19,081,944,099
Affiliated issuers (Note 2)	2,381,009,065

Total cost of investments	$21,462,953,164

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$20,478,950,011
Affiliated issuers (Note 2)	2,381,009,065

Total fair value of investments	22,859,959,076
Receivables:
Investment securities sold	213,838,983
Interest	71,949,946
Capital shares sold	10,819,654

Total Assets	23,156,567,659

LIABILITIES
Payables:
Investment securities purchased	250,709,173
Collateral for securities on loan (Note 5)	2,312,250,995
Capital shares redeemed	128,784
Investment advisory fees (Note 2)	3,497,144

Total Liabilities	2,566,586,096

NET ASSETS	$20,589,981,563

Net assets consist of:
Paid-in capital	$19,132,926,454
Undistributed net investment income	7,936,130
Undistributed net realized gain	52,113,067
Net unrealized appreciation	1,397,005,912

NET ASSETS	$20,589,981,563

Shares outstanding[b]	190,300,000

Net asset value per share	$108.20

[a]	Securities on loan with a value of $2,261,598,694. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares Barclays TIPS Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$339,745,270	[a]
Interest from affiliated issuers (Note 2)	34,340
Securities lending income from affiliated issuers (Note 2)	562,274

Total investment income	340,341,884

EXPENSES
Investment advisory fees (Note 2)	20,416,749

Total expenses	20,416,749

Net investment income	319,925,135

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	3,675,061
In-kind redemptions	152,113,926

Net realized gain	155,788,987

Net change in unrealized appreciation (depreciation)	669,227,427

Net realized and unrealized gain	825,016,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,144,941,549

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

FINANCIAL STATEMENTS	5

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$319,925,135	$606,837,350
Net realized gain (loss)	155,788,987	(8,071,509)
Net change in unrealized appreciation (depreciation)	669,227,427	951,356,453

Net increase in net assets resulting from operations	1,144,941,549	1,550,122,294

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(311,989,005)	(615,978,414)

Total distributions to shareholders	(311,989,005)	(615,978,414)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,684,655,586	9,409,013,111
Cost of shares redeemed	(2,028,459,225)	(513,442,070)

Net increase (decrease) in net assets from capital share transactions	(343,803,639)	8,895,571,041

INCREASE IN NET ASSETS	489,148,905	9,829,714,921

NET ASSETS
Beginning of period	20,100,832,658	10,271,117,737

End of period	$20,589,981,563	$20,100,832,658

Undistributed net investment income included in net assets at end of period	$7,936,130	$–

SHARES ISSUED AND REDEEMED
Shares sold	16,000,000	92,200,000
Shares redeemed	(19,200,000)	(4,900,000)

Net increase (decrease) in shares outstanding	(3,200,000)	87,300,000

See notes to financial statements.

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of period	$103.88	$96.71	$110.30	$100.96	$102.75	$105.03

Income from investment operations:
Net investment income	1.67 [a]	4.04 [a]	0.80 [a]	5.86 [a]	4.08 [a]	4.29
Net realized and unrealized gain (loss)[b]	4.27	7.38	(8.70)	8.53	(1.60)	(1.15)

Total from investment operations	5.94	11.42	(7.90)	14.39	2.48	3.14

Less distributions from:
Net investment income	(1.62)	(4.25)	(4.52)	(5.05)	(4.11)	(5.37)
Return of capital	–	–	(1.17)	–	(0.16)	(0.05)

Total distributions	(1.62)	(4.25)	(5.69)	(5.05)	(4.27)	(5.42)

Net asset value, end of period	$108.20	$103.88	$96.71	$110.30	$100.96	$102.75

Total return	5.79%[c]	12.00%	(7.50)%	14.78%	2.56%	3.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,589,982	$20,100,833	$10,271,118	$6,408,389	$4,129,080	$3,616,667
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.13%	3.95%	0.78%	5.71%	4.09%	4.12%
Portfolio turnover rate[e]	3%	15%	10%	10%	17%	13%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	7

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays TIPS Bond Fund (the “Fund”).

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	9

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the values of the Fund’s investments according to the fair value hierarchy as of August 31, 2010. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$–	$20,478,950,011	$–	$20,478,950,011
Short-Term Investments	2,381,009,065	–	–	2,381,009,065

	$2,381,009,065	$20,478,950,011	$–	$22,859,959,076

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Fund amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2010.

As of February 28, 2010, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,389,570, $512,591, $13,253,242, $5,636,312, $1,248,214 and $528,715 expiring in 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2010, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2010 are disclosed in the Fund’s Statement of Operations.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2010, the cost of investments for federal income tax purposes was $21,533,473,078. Net unrealized appreciation was $1,326,485,998, which represented gross unrealized appreciation on securities.

Management has reviewed the tax positions as of August 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2010, BTC earned securities lending agent fees from the Fund of $158,780.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments in U.S. Government Obligations (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2010, aggregated $1,586,318,733 and $664,556,359, respectively.

In-kind purchases and sales (see Note 4) for the six months ended August 31, 2010, aggregated $605,916,205 and $2,014,695,484, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	11

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2010, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2010 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	13

Notes:

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	15

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	17

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-23-0810

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares iBoxx $ High Yield Corporate Bond Fund  I  HYG  I  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond Fund  I  LQD  I  NYSE Arca

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.32%	15.88%	17.66%	3.90%	3.92%	4.60%	13.95%	14.00%	16.56%

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by International Index Company Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 5.46%, while the total return for the Index was 5.79%.

PORTFOLIO ALLOCATION As of 8/31/10
Sector	Percentage of Net Assets
Communications	22.75%

Financial	13.36

Consumer Non-Cyclical	11.94

Consumer Cyclical	11.52

Energy	11.22

Utilities	8.26

Basic Materials	6.43

Industrial	5.35

Technology	4.42

Diversified	1.03

Short-Term and Other Net Assets	3.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Lyondell Chemical Co., 11.00%, 05/01/18	1.17%

CIT Group Inc., 7.00%, 05/01/17	1.06

HCA Inc., 9.25%, 11/15/16	1.02

Harrah’s Operating Co. Inc., 10.00%, 12/15/18	0.99

Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15	0.95

Community Health Systems Inc., 8.88%, 07/15/15	0.89

First Data Corp., 9.88%, 09/24/15	0.87

Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	0.84

NRG Energy Inc., 7.38%, 02/01/16	0.81

American General Finance Corp., 6.90%, 12/15/17	0.77

TOTAL	9.37%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of August 31, 2010

Average Annual Total Returns

Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.40%	12.97%	13.59%	5.59%	5.64%	6.09%	6.33%	6.41%	6.64%

Cumulative Total Returns

Year Ended 8/31/10			Five Years Ended 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.40%	12.97%	13.59%	31.26%	31.57%	34.42%	64.47%	65.53%	68.40%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of iBoxx® $ Liquid Investment Grade Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar-denominated, investment grade corporate bonds for sale in the United States, as determined by International Index Company Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2010, the total return for the Fund was 9.19%, while the total return for the Index was 9.34%.

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 8/31/10
Sector	Percentage of Net Assets
Financial	36.36%

Communications	19.85

Consumer Non-Cyclical	16.53

Energy	9.41

Consumer Cyclical	4.80

Technology	3.46

Basic Materials	3.18

Industrial	2.64

Utilities	1.88

Short-Term and Other Net Assets	1.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Verizon Communications Inc., 8.75%, 11/01/18	1.07%

Wells Fargo & Co., 5.63%, 12/11/17	1.06

Citigroup Inc., 8.50%, 05/22/19	1.01

Wal-Mart Stores Inc., 6.50%, 08/15/37	0.98

AT&T Inc., 6.55%, 02/15/39	0.98

JPMorgan Chase & Co., 6.30%, 04/23/19	0.96

AT&T Inc., 5.50%, 02/01/18	0.95

Morgan Stanley, 7.30%, 05/13/19	0.94

Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	0.93

JPMorgan Chase & Co., 4.65%, 06/01/14	0.90

TOTAL	9.78%

FUND PERFORMANCE OVERVIEWS	3

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/10)	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/10 to 8/31/10)
iBoxx $ High Yield Corporate
Actual	$1,000.00	$1,054.60	0.50%	$2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,091.90	0.15	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

a	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 96.28%

ADVERTISING – 0.43%
Interpublic Group of Companies Inc.
10.00%, 07/15/17[a]	$9,950,000	$11,405,187
Lamar Media Corp.
6.63%, 08/15/15[a]	7,850,000	7,800,937
7.88%, 04/15/18[b]	7,950,000	8,188,500

		27,394,624

AEROSPACE & DEFENSE – 1.19%
Bombardier Inc.
7.50%, 03/15/18[b]	12,000,000	12,810,000
7.75%, 03/15/20[a,b]	17,000,000	18,218,333
L-3 Communications Corp. Series B
6.38%, 10/15/15	17,934,000	18,329,128
TransDigm Inc.
7.75%, 07/15/14	24,869,000	25,624,995

		74,982,456
AIRLINES – 0.70%
Continental Airlines Inc.
6.75%, 09/15/15[a,b]	9,000,000	8,842,500
Delta Air Lines Inc.
9.50%, 09/15/14[a,b]	15,300,000	16,326,375
12.25%, 03/15/15[a,b]	11,000,000	12,031,250
United Airlines Inc.
9.88%, 08/01/13[a,b]	6,375,000	6,781,406

		43,981,531

AUTO MANUFACTURERS – 0.34%
Navistar International Corp.
8.25%, 11/01/21[a]	20,625,000	21,553,125

		21,553,125

AUTO PARTS & EQUIPMENT – 0.79%
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20	5,815,000	6,105,750
10.50%, 05/15/16	20,050,000	22,165,828
TRW Automotive Inc.
7.00%, 03/15/14[a,b]	9,000,000	9,202,500
7.25%, 03/15/17[a,b]	12,220,000	12,479,675

		49,953,753

Security	Principal	Value
BEVERAGES – 0.70%
Constellation Brands Inc.
7.25%, 09/01/16[a]	$10,181,000	$10,607,358
7.25%, 05/15/17[a]	22,354,000	23,227,338
8.38%, 12/15/14	9,250,000	10,036,250

		43,870,946

BUILDING MATERIALS – 0.52%
Hanson Ltd.
6.13%, 08/15/16	15,330,000	15,195,862
Texas Industries Inc.
9.25%, 08/15/20[b]	2,000,000	2,022,500
USG Corp.
6.30%, 11/15/16	8,920,000	7,682,350
9.50%, 01/15/18	8,285,000	8,051,984

		32,952,696

CHEMICALS – 3.93%
CF Industries Inc.
6.88%, 05/01/18	16,000,000	16,840,000
7.13%, 05/01/20	19,250,000	20,597,500
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC
8.88%, 02/01/18	19,850,000	18,559,750
9.75%, 11/15/14[a]	11,100,000	10,905,750
Huntsman International LLC
5.50%, 06/30/16	11,700,000	10,910,250
Ineos Finance PLC
9.00%, 05/15/15[b]	14,900,000	15,076,937
Ineos Group Holdings PLC
8.50%, 02/15/16[a,b]	12,000,000	9,640,000
LBI Escrow Corp.
8.00%, 11/01/17[b]	44,900,000	48,155,250
Lyondell Chemical Co.
11.00%, 05/01/18	68,000,000	73,865,000
Momentive Performance Materials Inc.
9.75%, 12/01/14[a]	13,950,000	13,746,563
Nalco Co.
8.25%, 05/15/17	5,340,000	5,749,400
8.88%, 11/15/13[a]	4,000,000	4,085,000

		248,131,400

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
COAL – 1.39%
Arch Coal Inc.
7.25%, 10/01/20	$3,000,000	$3,052,500
8.75%, 08/01/16[a]	11,500,000	12,405,625
Consol Energy Inc.
8.00%, 04/01/17[b]	32,500,000	34,179,167
8.25%, 04/01/20[b]	23,000,000	24,437,500
Peabody Energy Corp.
7.38%, 11/01/16	12,596,000	13,674,533

		87,749,325

COMMERCIAL SERVICES – 2.56%
ARAMARK Corp.
8.50%, 02/01/15[a]	28,560,000	29,241,873
Avis Budget Car Rental LLC/ Avis Budget Finance Inc.
9.63%, 03/15/18	12,250,000	12,740,000
Ceridian Corp.
11.25%, 11/15/15	14,300,000	12,995,125
Hertz Corp. (The)
8.88%, 01/01/14[a]	32,819,000	33,454,938
10.50%, 01/01/16[a]	15,100,000	15,960,385
Iron Mountain Inc.
8.38%, 08/15/21	9,800,000	10,416,583
RSC Equipment Rental Inc.
9.50%, 12/01/14[a]	13,475,000	13,778,187
10.00%, 07/15/17[a,b]	6,600,000	7,243,500
United Rentals (North America) Inc.
9.25%, 12/15/19[a]	15,000,000	15,881,250
10.88%, 06/15/16	8,700,000	9,591,750

		161,303,591

COMPUTERS – 1.07%
Seagate Technology
6.88%, 05/01/20[b]	14,250,000	14,018,437
SunGard Data Systems Inc.
9.13%, 08/15/13	27,471,000	28,030,231
10.25%, 08/15/15[a]	21,450,000	22,433,125
10.63%, 05/15/15	3,000,000	3,322,500

		67,804,293

DISTRIBUTION & WHOLESALE – 0.28%
McJunkin Red Man Corp.
9.50%, 12/15/16[b]	19,875,000	17,403,047

		17,403,047

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 11.92%
Ally Financial Inc.
7.50%, 09/15/20[b]	$22,850,000	$22,507,250
8.00%, 03/15/20[b]	27,500,000	28,072,917
American General Finance Corp.
6.90%, 12/15/17	62,700,000	48,435,750
American General Finance Corp. Series I
5.40%, 12/01/15	12,250,000	9,289,583
CEVA Group PLC
11.50%, 04/01/18[b]	9,632,000	9,981,160
CIT Group Funding Co.
10.25%, 05/01/16[a]	4,000,000	4,130,833
10.25%, 05/01/17	7,000,000	7,225,050
CIT Group Inc.
7.00%, 05/01/14[a]	27,000,000	26,308,125
7.00%, 05/01/15	34,000,000	32,640,000
7.00%, 05/01/16	50,500,000	47,976,683
7.00%, 05/01/17	70,950,000	66,693,000
E*TRADE Financial Corp.
7.38%, 09/15/13[a]	8,200,000	7,831,000
Ford Motor Credit Co. LLC
6.63%, 08/15/17	5,800,000	5,887,870
7.00%, 04/15/15	33,000,000	34,072,500
8.00%, 06/01/14[a]	20,175,000	21,368,635
8.00%, 12/15/16[a]	28,150,000	30,351,488
8.13%, 01/15/20[a]	22,400,000	24,434,667
8.70%, 10/01/14[a]	20,250,000	22,005,000
12.00%, 05/15/15	21,500,000	25,370,000
GMAC Inc.
7.50%, 12/31/13	13,864,000	14,186,822
8.00%, 12/31/18[a]	8,075,000	7,812,562
8.30%, 02/12/15[a,b]	45,300,000	47,278,047
GMAC Inc. Series 8
6.75%, 12/01/14[a]	17,600,000	17,458,469
International Lease Finance Corp.
8.63%, 09/15/15[b]	26,000,000	26,202,230
8.75%, 03/15/17[b]	35,475,000	35,764,172
International Lease Finance Corp. Series R
5.65%, 06/01/14[a]	10,000,000	9,258,333

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Marsico Parent Co. LLC
10.63%, 01/15/16[a,b]	$10,500,000	$4,331,250
Nuveen Investments Inc.
10.50%, 11/15/15[a]	13,500,000	12,791,250
Petroplus Finance Ltd.
6.75%, 05/01/14[a,b]	12,390,000	11,089,050
7.00%, 05/01/17[b]	13,215,000	11,232,750
9.38%, 09/15/19[b]	6,850,000	6,165,000
Pinnacle Foods Finance LLC
8.25%, 09/01/17[b]	6,000,000	5,955,000
Residential Capital LLC
8.50%, 04/17/13	2,775,000	2,705,625
9.63%, 05/15/15[a]	38,725,000	38,305,479
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	8,000,000	7,800,000
Virgin Media Secured Finance PLC
6.50%, 01/15/18	18,000,000	18,690,000

		751,607,550

ELECTRIC – 8.26%
AES Corp. (The)
7.75%, 10/15/15[a]	13,450,000	14,014,403
8.00%, 10/15/17	37,191,000	39,050,550
8.00%, 06/01/20[a]	9,700,000	10,215,312
9.75%, 04/15/16	3,000,000	3,345,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16[a,b]	18,550,000	19,407,937
Calpine Corp.
7.25%, 10/15/17[a,b]	23,925,000	23,880,141
7.88%, 07/31/20[b]	27,550,000	27,687,750
Dynegy Holdings Inc.
7.50%, 06/01/15	8,300,000	6,391,000
7.75%, 06/01/19[a]	30,973,000	20,074,376
8.38%, 05/01/16[a]	12,300,000	9,179,536
Edison Mission Energy
7.00%, 05/15/17	26,383,000	17,940,440
7.20%, 05/15/19	16,500,000	10,945,000
7.75%, 06/15/16	5,750,000	4,224,034
Energy Future Holdings Corp.
9.75%, 10/15/19	7,589,000	7,203,828

Security	Principal	Value
Energy Future Holdings Corp. Series P
5.55%, 11/15/14	$6,790,000	$3,411,975
Energy Future Holdings Corp. Series Q
6.50%, 11/15/24	13,375,000	5,249,687
Energy Future Intermediate Holding Co. LLC
9.75%, 10/15/19	13,908,000	13,202,113
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	38,442,000	36,942,070
Intergen NV
9.00%, 06/30/17[b]	25,045,000	26,109,412
Mirant North America LLC
7.38%, 12/31/13	15,275,000	15,685,516
NRG Energy Inc.
7.25%, 02/01/14	7,000,000	7,175,000
7.38%, 02/01/16	50,184,000	50,808,595
7.38%, 01/15/17	25,350,000	25,555,969
8.25%, 09/01/20[b]	15,000,000	15,150,000
8.50%, 06/15/19[a]	20,655,000	21,205,800
RRI Energy Inc.
7.63%, 06/15/14[a]	13,900,000	13,676,297
7.88%, 06/15/17	14,150,000	13,084,328
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15[a]	94,700,000	59,976,666

		520,792,735

ELECTRONICS – 1.15%
NXP BV/NXP Funding LLC
7.88%, 10/15/14[a]	16,000,000	16,053,333
9.50%, 10/15/15	18,225,000	17,723,812
9.75%, 08/01/18[b]	26,400,000	27,258,000
Sanmina-SCI Corp.
8.13%, 03/01/16[a]	11,450,000	11,545,417

		72,580,562

ENTERTAINMENT – 0.70%
AMC Entertainment Inc.
8.75%, 06/01/19[a]	11,300,000	11,667,250
Pinnacle Entertainment Inc.
8.63%, 08/01/17	8,500,000	8,914,375

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
WMG Acquisition Corp.
9.50%, 06/15/16	$22,470,000	$23,483,491

		44,065,116

FOOD – 1.48%
Smithfield Foods Inc.
7.75%, 07/01/17	10,630,000	10,276,552
10.00%, 07/15/14[a,b]	15,375,000	17,147,930
SUPERVALU Inc.
7.50%, 11/15/14	11,400,000	11,328,750
8.00%, 05/01/16[a]	17,870,000	17,929,567
Tyson Foods Inc.
7.60%, 04/01/16	17,385,000	19,123,500
10.50%, 03/01/14	14,450,000	17,394,187

		93,200,486

FOREST PRODUCTS & PAPER – 1.27%
Georgia-Pacific Corp.
7.00%, 01/15/15[a,b]	12,600,000	12,978,000
7.13%, 01/15/17[b]	12,963,000	13,643,557
8.25%, 05/01/16[a,b]	14,800,000	16,119,667
NewPage Corp.
11.38%, 12/31/14	36,150,000	29,417,062
Stora Enso OYJ
6.40%, 04/15/16[b]	7,867,000	7,827,665

		79,985,951

HEALTH CARE – PRODUCTS – 0.61%
Biomet Inc.
10.00%, 10/15/17	8,800,000	9,548,000
11.63%, 10/15/17	26,241,000	28,690,160

		38,238,160

HEALTH CARE – SERVICES – 5.33%
Apria Healthcare Group Inc.
11.25%, 11/01/14[b]	13,250,000	14,409,375
Community Health Systems Inc.
8.88%, 07/15/15	54,525,000	56,433,375
DaVita Inc.
7.25%, 03/15/15	15,784,000	16,221,458
HCA Inc.
6.50%, 02/15/16[a]	16,000,000	15,440,000
7.88%, 02/15/20	36,000,000	38,790,000
8.50%, 04/15/19	35,000,000	38,150,000
9.13%, 11/15/14[a]	14,950,000	15,719,174
9.25%, 11/15/16[a]	60,084,000	64,289,880

Security	Principal	Value
Tenet Healthcare Corp.
8.88%, 07/01/19	$22,750,000	$24,484,687
9.00%, 05/01/15[a]	13,602,000	14,494,631
9.25%, 02/01/15[a]	9,000,000	9,472,500
10.00%, 05/01/18[a]	11,941,000	13,441,100
US Oncology Inc.
9.13%, 08/15/17	14,750,000	15,045,000

		336,391,180

HOLDING COMPANIES – DIVERSIFIED – 1.03%
Leucadia National Corp.
7.13%, 03/15/17	8,720,000	8,752,800
8.13%, 09/15/15	9,875,000	10,548,426
Reynolds Group Issuer Inc.
7.75%, 10/15/16[b]	22,950,000	23,208,187
8.50%, 05/15/18[b]	23,250,000	22,436,250

		64,945,663

HOME BUILDERS – 0.78%
Centex Corp.
6.50%, 05/01/16	10,100,000	10,360,917
D.R. Horton Inc.
6.50%, 04/15/16[a]	9,000,000	9,022,500
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16[a]	13,750,000	13,337,500
Lennar Corp. Series B
5.60%, 05/31/15[a]	10,500,000	9,580,615
12.25%, 06/01/17	6,205,000	7,127,994

		49,429,526

HOUSEHOLD PRODUCTS & WARES – 0.21%
Jarden Corp.
7.50%, 05/01/17[a]	12,770,000	13,027,571

		13,027,571

IRON & STEEL – 0.87%
Steel Dynamics Inc.
6.75%, 04/01/15	10,820,000	10,959,758
7.75%, 04/15/16[a]	9,175,000	9,433,684
United States Steel Corp.
6.05%, 06/01/17[a]	8,000,000	7,910,000
7.00%, 02/01/18[a]	8,000,000	7,990,000
7.38%, 04/01/20	18,000,000	18,285,000

		54,578,442

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
LODGING – 4.58%
Harrah’s Operating Co. Inc.
10.00%, 12/15/18[a]	$79,317,000	$62,310,939
10.75%, 02/01/16	9,200,000	7,194,825
11.25%, 06/01/17	38,900,000	41,574,375
12.75%, 04/15/18[b]	16,850,000	15,375,625
MGM MIRAGE
6.63%, 07/15/15[a]	18,200,000	14,372,287
7.50%, 06/01/16	10,000,000	7,891,667
7.63%, 01/15/17[a]	16,000,000	12,551,250
9.00%, 03/15/20[b]	15,600,000	16,159,000
10.38%, 05/15/14	9,500,000	10,355,000
11.13%, 11/15/17	14,950,000	16,644,333
11.38%, 03/01/18[a,b]	8,000,000	7,240,000
13.00%, 11/15/13	19,992,000	23,178,225
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18[a]	7,750,000	8,166,562
7.88%, 10/15/14[a]	9,200,000	10,200,500
Wynn Las Vegas LLC
7.75%, 08/15/20[b]	26,750,000	26,816,875
7.88%, 11/01/17	8,650,000	8,887,875

		288,919,338

MACHINERY – 1.04%
Case New Holland Inc.
7.75%, 09/01/13	13,325,000	13,941,281
7.88%, 12/01/17[b]	35,500,000	37,319,375
Terex Corp.
8.00%, 11/15/17[a]	15,064,000	14,438,091

		65,698,747

MANUFACTURING – 0.39%
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18	24,250,000	24,613,750

		24,613,750

MEDIA – 7.85%
Cablevision Systems Corp.
7.75%, 04/15/18	13,300,000	13,998,250
8.00%, 04/15/20[a]	6,200,000	6,577,167
8.63%, 09/15/17[a,b]	27,050,000	29,236,542
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	32,825,000	38,788,208

Security	Principal	Value
CCO Holdings LLC/CCO Holdings Capital Corp.
7.88%, 04/30/18[b]	$26,250,000	$27,004,688
8.13%, 04/30/20[a,b]	10,000,000	10,475,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17[b]	23,900,000	24,452,688
Charter Communications Inc.
10.88%, 09/15/14[a,b]	11,700,000	13,045,500
Clear Channel Communications Inc.
5.50%, 09/15/14	2,200,000	1,358,500
10.75%, 08/01/16[a]	13,450,000	10,050,525
Clear Channel Worldwide Holdings Inc. Series A
9.25%, 12/15/17	8,900,000	9,256,000
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17	44,625,000	46,856,250
CSC Holdings Inc.
8.50%, 04/15/14	20,608,000	22,445,547
8.50%, 06/15/15	6,650,000	7,193,776
8.63%, 02/15/19	9,500,000	10,580,625
DISH DBS Corp.
7.88%, 09/01/19	23,500,000	24,508,542
EchoStar DBS Corp.
7.00%, 10/01/13[a]	8,400,000	8,748,250
7.13%, 02/01/16	44,734,000	45,712,556
7.75%, 05/31/15	8,000,000	8,326,000
McClatchy Co. (The)
11.50%, 02/15/17	18,000,000	18,585,000
Nielsen Finance LLC/Nielsen Finance Co.
10.00%, 08/01/14	19,273,000	20,180,437
11.50%, 05/01/16	9,800,000	11,025,000
Quebecor Media Inc.
7.75%, 03/15/16	28,536,000	29,044,540
Sirius XM Radio Inc.
8.75%, 04/01/15[a,b]	9,150,000	9,401,625
Univision Communications Inc.
12.00%, 07/01/14[b]	11,425,000	12,381,844

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Videotron Ltee
9.13%, 04/15/18	$9,500,000	$10,521,250
XM Satellite Radio Holdings Inc.
13.00%, 08/01/13[b]	22,318,000	25,149,596

		494,903,906

MINING – 0.36%
Novelis Inc.
7.25%, 02/15/15	22,693,000	22,652,224

		22,652,224

OIL & GAS – 7.80%
ATP Oil & Gas Corp.
11.88%, 05/01/15[b]	31,550,000	25,358,313
Chesapeake Energy Corp.
6.50%, 08/15/17[a]	19,850,000	20,131,245
6.63%, 08/15/20	3,400,000	3,408,500
6.88%, 08/15/18	5,000,000	5,125,000
6.88%, 11/15/20[a]	11,050,000	11,234,167
7.25%, 12/15/18[a]	14,200,000	14,804,932
7.63%, 07/15/13[a]	1,850,000	2,000,313
9.50%, 02/15/15	32,281,000	36,235,423
Denbury Resources Inc.
8.25%, 02/15/20	18,230,000	19,369,375
9.75%, 03/01/16	7,200,000	7,929,000
Forest Oil Corp.
7.25%, 06/15/19	18,305,000	18,341,021
8.50%, 02/15/14	13,030,000	13,876,950
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15[b]	10,950,000	11,032,125
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20[b]	27,500,000	29,012,500
Newfield Exploration Co.
6.63%, 04/15/16	11,105,000	11,458,972
6.88%, 02/01/20	13,225,000	13,820,125
7.13%, 05/15/18	12,826,000	13,334,030
OPTI Canada Inc.
7.88%, 12/15/14	13,000,000	10,189,400
8.25%, 12/15/14[a]	24,820,000	19,335,272

Security	Principal	Value
Petrohawk Energy Corp.
7.25%, 08/15/18[b]	$5,250,000	$5,276,250
7.88%, 06/01/15[a]	17,736,000	18,356,760
10.50%, 08/01/14	4,250,000	4,749,375
Pioneer Natural Resources Co.
6.65%, 03/15/17	11,669,000	12,033,656
6.88%, 05/01/18[a]	7,575,000	7,799,094
7.50%, 01/15/20	7,825,000	8,367,507
Plains Exploration & Production Co.
7.00%, 03/15/17	10,470,000	10,333,364
7.63%, 06/01/18	7,975,000	8,064,719
7.75%, 06/15/15	10,500,000	10,762,500
8.63%, 10/15/19	10,100,000	10,579,750
10.00%, 03/01/16[a]	9,150,000	10,019,250
Quicksilver Resources Inc.
8.25%, 08/01/15	8,700,000	8,880,117
11.75%, 01/01/16[a]	11,750,000	13,600,625
Range Resources Corp.
6.75%, 08/01/20	2,500,000	2,537,500
Sabine Pass LNG LP
7.50%, 11/30/16	35,460,000	31,263,900
SandRidge Energy Inc.
8.00%, 06/01/18[a,b]	15,525,000	14,691,656
8.75%, 01/15/20[a,b]	8,500,000	8,053,750
Tesoro Corp.
6.50%, 06/01/17[a]	8,725,000	8,439,077
6.63%, 11/01/15	7,000,000	6,903,322
Vantage Drilling Co.
11.50%, 08/01/15[b]	5,000,000	4,950,000

		491,658,835

OIL & GAS SERVICES – 0.67%
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	7,000,000	7,017,500
7.75%, 05/15/17	10,895,000	10,813,288
Expro Finance Luxembourg SCA
8.50%, 12/15/16[b]	25,950,000	24,291,536

		42,122,324

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
PACKAGING & CONTAINERS – 1.06%
Ball Corp.
6.63%, 03/15/18	$13,000,000	$13,377,813
6.75%, 09/15/20[a]	4,900,000	5,118,458
Berry Plastics Holding Corp.
8.88%, 09/15/14[a]	10,365,000	9,924,488
9.50%, 05/15/18[b]	10,000,000	9,158,333
Crown Americas LLC
7.75%, 11/15/15	17,186,000	17,920,846
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16	10,725,000	11,475,750

		66,975,688

PHARMACEUTICALS – 1.05%
Elan Finance PLC
8.75%, 10/15/16[a,b]	12,000,000	11,647,500
8.88%, 12/01/13	7,960,000	8,072,767
Mylan Inc.
7.63%, 07/15/17[b]	10,000,000	10,368,750
7.88%, 07/15/20[b]	17,850,000	18,697,875
Omnicare Inc.
6.88%, 12/15/15	11,750,000	11,656,979
7.75%, 06/01/20	6,000,000	5,975,000

		66,418,871

PIPELINES – 1.36%
El Paso Corp.
7.00%, 06/15/17[a]	26,090,000	27,329,275
7.25%, 06/01/18[a]	10,550,000	11,204,980
8.25%, 02/15/16[a]	9,800,000	10,669,750
12.00%, 12/12/13	9,000,000	10,822,500
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	16,110,000	16,213,087
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	8,750,000	9,362,500

		85,602,092

REAL ESTATE – 0.63%
Realogy Corp.
10.50%, 04/15/14[a]	35,275,000	28,749,125
12.38%, 04/15/15[a]	15,000,000	11,025,000

		39,774,125

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.81%
Host Hotels & Resorts LP
6.38%, 03/15/15[a]	$7,155,000	$7,190,775
6.75%, 06/01/16[a]	14,000,000	14,243,722
6.88%, 11/01/14[a]	9,235,000	9,442,788
9.00%, 05/15/17[a]	7,050,000	7,702,125
iStar Financial Inc.
5.95%, 10/15/13	8,861,000	6,645,750
8.63%, 06/01/13	7,100,000	5,822,000

		51,047,160

RETAIL – 3.05%
Dollar General Corp.
10.63%, 07/15/15	17,704,000	19,353,570
Inergy LP
6.88%, 12/15/14	11,050,000	11,077,625
8.25%, 03/01/16	6,000,000	6,315,000
Limited Brands Inc.
6.90%, 07/15/17	21,262,000	22,059,325
7.00%, 05/01/20	7,000,000	7,297,500
8.50%, 06/15/19	9,500,000	10,723,125
Michaels Stores Inc.
10.00%, 11/01/14[a]	14,790,000	15,467,875
Neiman Marcus Group Inc.
10.38%, 10/15/15[a]	9,650,000	9,774,646
Rite Aid Corp.
7.50%, 03/01/17[a]	10,800,000	9,765,000
8.00%, 08/15/20[b]	4,100,000	4,038,500
8.63%, 03/01/15[a]	7,500,000	6,079,688
9.50%, 06/15/17[a]	34,070,000	26,929,496
10.38%, 07/15/16[a]	11,000,000	11,348,333
Toys R Us Property Co. I LLC
10.75%, 07/15/17[a]	15,525,000	17,465,625
Toys R Us Property Co. II LLC
8.50%, 12/01/17[a,b]	14,375,000	14,950,000

		192,645,308

SEMICONDUCTORS – 1.50%
Advanced Micro Devices Inc.
7.75%, 08/01/20[b]	3,000,000	3,018,750
8.13%, 12/15/17	5,800,000	5,974,000

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Freescale Semiconductor Inc.
8.88%, 12/15/14[a]	$26,518,000	$24,518,101
9.25%, 04/15/18[b]	34,750,000	34,793,438
10.13%, 12/15/16[a]	14,500,000	11,862,007
10.13%, 03/15/18[b]	13,725,000	14,171,063

		94,337,359

SOFTWARE – 1.85%
Fidelity National Information Services Inc.
7.63%, 07/15/17[b]	11,000,000	11,467,500
7.88%, 07/15/20[b]	13,500,000	14,191,875
First Data Corp.
8.88%, 08/15/20[b]	4,600,000	4,646,000
9.88%, 09/24/15	72,723,000	54,928,782
11.25%, 03/31/16[a]	48,375,000	31,685,625

		116,919,782

TELECOMMUNICATIONS – 14.47%
Avaya Inc.
9.75%, 11/01/15	15,800,000	14,931,000
Cincinnati Bell Inc.
8.25%, 10/15/17	13,900,000	13,622,000
8.75%, 03/15/18	7,800,000	7,449,000
Citizens Communications Co.
7.13%, 03/15/19	11,700,000	11,500,125
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15[b]	52,400,000	52,702,344
Cricket Communications Inc.
7.75%, 05/15/16	22,283,000	23,007,198
9.38%, 11/01/14[a]	21,700,000	21,935,083
Crown Castle International Corp.
7.13%, 11/01/19[a]	10,750,000	11,139,688
9.00%, 01/15/15	16,600,000	17,969,500
Digicel Group Ltd.
8.88%, 01/15/15[a,b]	18,000,000	18,090,000
10.50%, 04/15/18[a,b]	15,000,000	16,068,750
Digicel Ltd.
8.25%, 09/01/17[b]	9,300,000	9,579,000
12.00%, 04/01/14[b]	10,000,000	11,362,500

Security	Principal	Value
Frontier Communications Corp.
7.88%, 04/15/15	$7,200,000	$7,596,000
8.13%, 10/01/18[a]	10,600,000	11,222,750
8.25%, 05/01/14[a]	9,975,000	10,760,531
8.25%, 04/15/17	31,910,000	34,063,925
8.50%, 04/15/20	22,500,000	23,878,125
8.75%, 04/15/22	7,500,000	7,940,625
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16	19,918,000	21,461,645
Intelsat Corp.
9.25%, 08/15/14	8,000,000	8,226,667
9.25%, 06/15/16	14,050,000	14,839,610
Intelsat Jackson Holdings Ltd.
8.50%, 11/01/19[a,b]	8,000,000	8,440,000
9.50%, 06/15/16	15,500,000	16,520,417
Intelsat Subsidiary Holding Co. Ltd.
8.88%, 01/15/15	17,400,000	17,987,250
8.88%, 01/15/15[b]	5,000,000	5,162,500
Level 3 Financing Inc.
8.75%, 02/15/17	7,650,000	6,497,719
9.25%, 11/01/14[a]	33,684,000	29,696,790
10.00%, 02/01/18[a]	11,400,000	9,861,000
MetroPCS Wireless Inc.
9.25%, 11/01/14[a]	38,488,000	40,027,520
Nextel Communications Inc.
5.95%, 03/15/14	13,600,000	13,154,918
Nextel Communications Inc. Series D
7.38%, 08/01/15	30,655,000	30,297,358
Nextel Communications Inc. Series E
6.88%, 10/31/13	17,965,000	17,833,430
NII Capital Corp.
8.88%, 12/15/19	10,400,000	11,180,000
10.00%, 08/15/16	14,560,000	16,398,200
Qwest Communications International Inc.
7.13%, 04/01/18[b]	14,800,000	15,336,500
8.00%, 10/01/15[b]	9,600,000	10,336,000
Qwest Communications International Inc. Series B
7.50%, 02/15/14	15,625,000	15,940,880

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2010

Security	Shares or Principal	Value
Sprint Nextel Corp.
6.00%, 12/01/16	$46,003,000	$42,783,671
8.38%, 08/15/17	23,250,000	23,940,234
Virgin Media Finance PLC
8.38%, 10/15/19	10,450,000	11,381,792
9.13%, 08/15/16	8,950,000	9,539,208
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	33,050,000	37,153,709
West Corp.
9.50%, 10/15/14[a]	13,654,000	13,875,878
11.00%, 10/15/16[a]	7,000,000	7,323,750
Wind Acquisition Finance SA
11.75%, 07/15/17[b]	40,025,000	43,927,438
12.00%, 12/01/15[b]	11,500,000	12,161,250
Windstream Corp.
7.00%, 03/15/19	13,300,000	12,884,375
7.88%, 11/01/17	17,900,000	18,146,125
8.13%, 09/01/18[a,b]	7,875,000	7,993,125
8.63%, 08/01/16	36,126,000	37,107,326

		912,234,429

TEXTILES – 0.30%
Mohawk Industries Inc.
6.88%, 01/15/16	18,387,000	18,945,146

		18,945,146

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,821,029,087)		6,071,392,813

SHORT-TERM INVESTMENTS – 12.59%

MONEY MARKET FUNDS – 12.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,d,e]	564,831,434	564,831,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[c,d,e]	109,758,301	109,758,301
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	119,645,937	119,645,937

		794,235,672

TOTAL SHORT-TERM INVESTMENTS
(Cost: $794,235,672)		794,235,672

Value
TOTAL INVESTMENTS IN SECURITIES – 108.87% (Cost: $6,615,264,759)	$6,865,628,485

Other Assets, Less Liabilities – (8.87)%	(559,343,020)

NET ASSETS – 100.00%	$6,306,285,465

a	All or a portion of this security represents a security on loan. See Note 5.
b	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.11%

AEROSPACE & DEFENSE – 1.12%
Boeing Co. (The)
3.50%, 02/15/15[a]	$12,000,000	$12,916,854
4.88%, 02/15/20	7,000,000	7,975,263
Lockheed Martin Corp.
4.25%, 11/15/19	10,000,000	10,912,250
6.15%, 09/01/36	15,000,000	18,233,236
United Technologies Corp.
4.50%, 04/15/20	9,000,000	10,104,570
4.88%, 05/01/15	20,000,000	22,742,060
5.70%, 04/15/40	21,700,000	25,411,206
6.13%, 02/01/19	35,000,000	43,172,850
6.13%, 07/15/38	7,500,000	9,172,883

		160,641,172

AGRICULTURE – 1.99%
Altria Group Inc.
4.13%, 09/11/15	10,355,000	10,926,886
8.50%, 11/10/13	19,547,000	23,255,887
9.70%, 11/10/18	62,785,000	82,845,000
9.95%, 11/10/38	2,935,000	4,174,949
10.20%, 02/06/39	44,497,000	63,148,166
Philip Morris International Inc.
4.50%, 03/26/20	19,135,000	20,762,075
5.65%, 05/16/18	46,811,000	54,324,614
6.38%, 05/16/38	21,190,000	26,381,508

		285,819,085

AUTO MANUFACTURERS – 0.38%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	18,850,000	21,326,147
8.50%, 01/18/31	24,500,000	33,043,214

		54,369,361

BANKS – 11.44%
Bank of America Corp.
3.70%, 09/01/15	10,000,000	10,012,900
4.50%, 04/01/15	35,000,000	36,252,288
4.75%, 08/01/15	10,000,000	10,500,063
5.42%, 03/15/17	2,280,000	2,347,366
5.63%, 07/01/20	10,000,000	10,307,979

Security	Principal	Value
5.65%, 05/01/18	$17,950,000	$18,670,183
5.75%, 12/01/17	17,000,000	17,981,246
6.00%, 09/01/17	13,815,000	14,903,339
6.50%, 08/01/16	36,000,000	40,260,097
7.38%, 05/15/14	10,000,000	11,417,761
7.63%, 06/01/19[a]	10,000,000	11,693,366
Bank of America N.A.
6.00%, 10/15/36	4,655,000	4,660,513
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	42,000,000	45,789,947
Bank of Nova Scotia
3.40%, 01/22/15	32,379,000	34,286,609
Barclays Bank PLC
3.90%, 04/07/15	18,000,000	18,825,780
5.00%, 09/22/16[a]	25,400,000	27,391,563
5.13%, 01/08/20	35,925,000	38,094,960
5.20%, 07/10/14	40,379,000	44,578,093
6.75%, 05/22/19	28,058,000	33,019,964
BB&T Corp.
5.20%, 12/23/15	11,000,000	12,081,615
BNP Paribas
3.25%, 03/11/15	10,000,000	10,285,465
Credit Suisse
5.40%, 01/14/20	35,160,000	36,868,327
Credit Suisse New York
3.50%, 03/23/15	83,300,000	86,310,045
5.30%, 08/13/19	105,260,000	115,504,429
5.50%, 05/01/14	17,800,000	19,723,245
6.00%, 02/15/18	11,000,000	12,048,494
Deutsche Bank AG London
3.88%, 08/18/14	37,000,000	39,092,008
6.00%, 09/01/17[a]	50,000,000	57,606,007
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,000,000	5,513,150
Fifth Third Bancorp
8.25%, 03/01/38	12,600,000	14,858,680
HSBC Holdings PLC
6.50%, 09/15/37	103,293,000	117,633,167
PNC Funding Corp.
3.63%, 02/08/15[b]	11,355,000	11,900,223
5.13%, 02/08/20[b]	10,000,000	10,759,426

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Regions Bank
7.50%, 05/15/18[a]	$14,565,000	$15,248,215
Royal Bank of Scotland Group PLC
4.88%, 03/16/15[a]	26,090,000	27,143,103
5.00%, 11/12/13	6,000,000	5,948,544
5.00%, 10/01/14[a,c]	14,900,000	14,975,185
5.63%, 08/24/20	12,650,000	12,839,117
6.40%, 10/21/19[a]	25,000,000	26,660,438
Simon Property Group LP
4.38%, 03/01/21	5,000,000	5,032,850
U.S. Bancorp
2.45%, 07/27/15	7,000,000	7,105,140
4.20%, 05/15/14[a]	8,400,000	9,162,129
UBS AG Stamford
4.88%, 08/04/20[a]	10,140,000	10,582,104
5.75%, 04/25/18	89,751,000	99,847,651
5.88%, 12/20/17	13,000,000	14,613,907
UBS AG Stamford Series 10
5.88%, 07/15/16	15,000,000	16,249,500
US Bank N.A.
4.95%, 10/30/14	29,000,000	31,919,875
6.30%, 02/04/14	5,000,000	5,697,993
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	17,000,000	17,266,744
6.60%, 01/15/38	67,279,000	75,714,017
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	10,000,000	10,747,320
5.50%, 05/01/13	1,882,000	2,062,163
5.50%, 08/01/35	17,668,000	17,302,646
5.63%, 10/15/16	3,427,000	3,759,759
Wells Fargo & Co.
3.63%, 04/15/15	7,000,000	7,333,371
3.75%, 10/01/14[a]	35,000,000	36,685,510
5.63%, 12/11/17	134,708,000	151,864,513
Wells Fargo Bank N.A.
4.75%, 02/09/15[a]	24,500,000	26,195,677
5.75%, 05/16/16	4,575,000	5,094,261
Wells Fargo Capital X
5.95%, 12/15/36	5,770,000	5,430,724

		1,643,660,754

Security	Principal	Value
BEVERAGES – 2.54%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15[a]	$15,500,000	$16,574,984
5.38%, 01/15/20	30,790,000	34,578,378
Bottling Group LLC
5.13%, 01/15/19[a]	20,320,000	23,306,525
6.95%, 03/15/14	20,000,000	23,715,426
Coca-Cola Co. (The)
3.63%, 03/15/14	2,310,000	2,488,998
4.88%, 03/15/19	23,720,000	27,187,645
5.35%, 11/15/17[a]	31,280,000	36,641,211
Diageo Capital PLC
5.75%, 10/23/17	19,000,000	22,237,600
7.38%, 01/15/14	26,000,000	30,731,740
Diageo Finance BV
5.30%, 10/28/15	3,500,000	3,993,278
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	15,000,000	19,320,833
PepsiCo Inc.
3.10%, 01/15/15[a]	5,000,000	5,308,275
4.50%, 01/15/20	10,600,000	11,736,482
5.50%, 01/15/40	14,945,000	17,291,514
7.90%, 11/01/18[a]	67,367,000	89,904,854

		365,017,743

BIOTECHNOLOGY – 0.65%
Amgen Inc.
5.70%, 02/01/19[a]	34,000,000	40,686,665
6.40%, 02/01/39	30,500,000	38,180,663
Genentech Inc.
4.75%, 07/15/15	13,000,000	14,565,866

		93,433,194

BUILDING MATERIALS – 0.14%
CRH America Inc.
6.00%, 09/30/16	18,000,000	19,900,581

		19,900,581

CHEMICALS – 1.69%
Dow Chemical Co. (The)
7.60%, 05/15/14[a]	56,470,000	65,835,286
8.55%, 05/15/19	54,692,000	68,449,597
9.40%, 05/15/39	24,979,000	35,202,405

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15[a]	$24,500,000	$26,020,740
4.63%, 01/15/20[a]	12,500,000	13,891,129
5.88%, 01/15/14	11,000,000	12,548,065
6.00%, 07/15/18	16,400,000	19,754,389
Rohm and Haas Co.
6.00%, 09/15/17	1,500,000	1,666,050

		243,367,661

COMPUTERS – 1.38%
Hewlett-Packard Co.
4.75%, 06/02/14	32,090,000	35,825,143
5.50%, 03/01/18	1,377,000	1,622,654
6.13%, 03/01/14	18,000,000	20,758,331
International Business Machines Corp.
5.60%, 11/30/39	33,160,000	38,619,953
5.70%, 09/14/17	46,640,000	55,624,113
6.50%, 10/15/13	17,050,000	19,775,506
7.63%, 10/15/18	19,887,000	26,394,140

		198,619,840

COSMETICS & PERSONAL CARE – 0.53%
Procter & Gamble Co. (The)
3.50%, 02/15/15[a]	23,465,000	25,453,754
4.70%, 02/15/19[a]	22,865,000	25,957,614
5.55%, 03/05/37	21,150,000	24,882,928

		76,294,296

DIVERSIFIED FINANCIAL SERVICES – 21.24%
American Express Co.
7.25%, 05/20/14[a]	12,980,000	15,116,629
8.13%, 05/20/19	61,692,000	79,294,270
8.15%, 03/19/38	16,661,000	23,535,912
American Express Credit Co. Series C
7.30%, 08/20/13	52,767,000	60,465,969
American Express Credit Corp.
5.13%, 08/25/14	18,000,000	19,729,350

Security	Principal	Value
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	$15,600,000	$17,458,662
6.40%, 10/02/17	15,000,000	17,393,295
BP Capital Markets PLC
3.63%, 05/08/14	19,100,000	18,895,775
3.88%, 03/10/15	25,950,000	25,676,873
4.75%, 03/10/19	25,000,000	24,342,862
5.25%, 11/07/13	32,055,000	33,192,563
Capital One Bank (USA) N.A.
8.80%, 07/15/19	72,110,000	92,049,950
Capital One Capital V
10.25%, 08/15/39	2,310,000	2,495,763
Capital One Capital VI
8.88%, 05/15/40	13,310,000	13,992,138
Capital One Financial Corp.
7.38%, 05/23/14	2,310,000	2,695,737
Caterpillar Financial Services Corp.
6.13%, 02/17/14	50,275,000	57,746,993
7.15%, 02/15/19[a]	15,310,000	19,557,789
Citigroup Inc.
4.75%, 05/19/15	24,250,000	24,986,625
5.00%, 09/15/14	38,627,000	39,694,738
5.50%, 02/15/17	20,000,000	20,629,600
5.88%, 02/22/33	2,250,000	2,140,083
6.00%, 08/15/17	8,500,000	9,107,002
6.01%, 01/15/15	20,590,000	22,192,774
6.13%, 11/21/17	2,310,000	2,500,882
6.13%, 05/15/18	3,500,000	3,785,599
6.13%, 08/25/36	15,250,000	15,066,197
6.38%, 08/12/14[a]	7,500,000	8,215,110
6.50%, 08/19/13	4,000,000	4,381,437
8.13%, 07/15/39[a]	66,410,000	83,234,110
8.50%, 05/22/19	119,084,000	145,502,707
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	10,000,000	10,912,567
5.13%, 01/15/14[a]	12,500,000	13,605,313

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
General Electric Capital Corp.
3.50%, 06/29/15	$4,500,000	$4,649,509
5.63%, 05/01/18[a]	107,881,000	119,177,404
5.88%, 01/14/38	101,587,000	104,153,447
5.90%, 05/13/14	42,500,000	47,863,033
6.00%, 08/07/19	17,000,000	19,138,025
6.75%, 03/15/32[a]	23,775,000	26,996,272
6.88%, 01/10/39	20,000,000	23,299,917
General Electric Capital Corp. Series A
3.75%, 11/14/14	40,000,000	41,820,903
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	6,000,000	6,612,360
Goldman Sachs Group Inc. (The)
3.70%, 08/01/15	6,300,000	6,364,134
5.00%, 10/01/14	10,000,000	10,736,927
5.13%, 01/15/15	17,155,000	18,473,450
5.38%, 03/15/20	5,812,000	5,990,545
5.95%, 01/15/27[a]	5,000,000	4,990,285
6.00%, 05/01/14[a]	120,706,000	133,620,894
6.15%, 04/01/18	109,886,000	120,097,266
6.25%, 09/01/17	13,100,000	14,487,655
6.35%, 02/15/34[a]	10,000,000	9,527,340
6.75%, 10/01/37	95,887,000	98,173,426
HSBC Finance Corp.
5.00%, 06/30/15[a]	33,000,000	35,348,831
5.50%, 01/19/16	74,950,000	81,851,160
HSBC Holdings PLC
6.80%, 06/01/38	5,852,000	6,852,341
JPMorgan Chase & Co.
3.40%, 06/24/15	12,750,000	13,123,592
4.65%, 06/01/14	119,692,000	129,725,348
5.13%, 09/15/14	14,935,000	16,230,686
6.00%, 01/15/18[a]	10,400,000	11,814,214
6.30%, 04/23/19	120,140,000	138,114,923
6.40%, 05/15/38	35,705,000	42,785,276
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	10,000,000	10,171,200

Security	Principal	Value
JPMorgan Chase Capital XX Series T
6.55%, 09/29/36	$10,000,000	$9,860,634
JPMorgan Chase Capital XXII
6.45%, 02/02/37	1,205,000	1,210,301
JPMorgan Chase Capital XXV
6.80%, 10/01/37	9,655,000	9,826,743
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	19,310,000	20,307,564
Merrill Lynch & Co. Inc.
5.00%, 01/15/15[a]	14,000,000	14,690,188
6.88%, 04/25/18	110,200,000	121,445,359
7.75%, 05/14/38	56,424,000	64,391,034
Morgan Stanley
4.10%, 01/26/15	2,000,000	2,034,908
4.75%, 04/01/14[a]	35,309,000	36,239,515
5.50%, 01/26/20	4,000,000	4,034,132
5.63%, 09/23/19	9,000,000	9,166,215
5.75%, 10/18/16	5,000,000	5,352,966
5.95%, 12/28/17[a]	20,000,000	21,249,252
6.00%, 05/13/14[a]	20,750,000	22,524,237
6.00%, 04/28/15[a]	89,776,000	97,613,698
6.25%, 08/28/17	22,000,000	23,825,366
6.63%, 04/01/18	40,000,000	43,760,418
7.25%, 04/01/32	14,842,000	16,998,362
7.30%, 05/13/19[a]	119,985,000	135,309,101
Nomura Holdings Inc.
5.00%, 03/04/15	34,000,000	36,431,498
6.70%, 03/04/20	18,000,000	20,405,597
SLM Corp.
5.00%, 10/01/13	9,000,000	8,481,505
5.63%, 08/01/33	10,000,000	6,732,925
8.00%, 03/25/20	9,000,000	7,881,108
8.45%, 06/15/18[a]	63,221,000	57,632,502
Toyota Motor Credit Corp.
3.20%, 06/17/15	6,000,000	6,323,609
Toyota Motor Credit Corp. Series B
4.50%, 06/17/20	15,750,000	17,128,560

		3,052,642,934

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value

ELECTRIC – 1.78%
Duke Energy Carolinas LLC
5.30%, 02/15/40	$11,000,000	$12,335,510
Duke Energy Corp.
6.30%, 02/01/14[a]	9,600,000	10,956,000
Exelon Corp.
4.90%, 06/15/15	13,126,000	14,330,205
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000,000	14,544,920
Florida Power Corp.
6.40%, 06/15/38	16,868,000	21,123,712
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	10,964,000	12,570,814
6.13%, 04/01/36	25,000,000	28,708,261
6.50%, 09/15/37	5,310,000	6,404,540
National Grid PLC
6.30%, 08/01/16	15,000,000	17,403,666
Nisource Finance Corp.
6.40%, 03/15/18	10,005,000	11,321,099
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,990,000	11,132,780
Pacific Gas & Electric Co.
4.80%, 03/01/14	15,000,000	16,494,653
5.80%, 03/01/37	4,100,000	4,666,200
6.05%, 03/01/34	48,500,000	56,617,352
8.25%, 10/15/18[a]	12,955,000	17,044,539

		255,654,251

FOOD – 2.61%
General Mills Inc.
5.20%, 03/17/15	12,600,000	14,325,930
5.65%, 02/15/19[a]	12,350,000	14,506,364
5.70%, 02/15/17	15,000,000	17,716,618
Kellogg Co.
4.45%, 05/30/16	15,100,000	16,781,099
Kellogg Co. Series B
7.45%, 04/01/31	15,000,000	20,580,161
Kraft Foods Inc.
4.13%, 02/09/16	24,000,000	25,601,280
5.38%, 02/10/20	50,000,000	55,216,010
6.13%, 08/23/18	58,865,000	68,875,655
6.50%, 08/11/17	26,526,000	31,493,601

Security	Principal	Value
6.50%, 02/09/40	$48,600,000	$57,568,231
6.88%, 02/01/38	18,000,000	21,793,128
7.00%, 08/11/37	15,000,000	18,518,813
Kroger Co. (The)
6.15%, 01/15/20	10,000,000	11,896,239

		374,873,129

FOREST PRODUCTS & PAPER – 0.56%
International Paper Co.
7.30%, 11/15/39[a]	8,000,000	8,953,880
7.95%, 06/15/18	59,669,000	71,932,829

		80,886,709

GAS – 0.10%
Sempra Energy
6.00%, 10/15/39	10,000,000	11,379,662
6.50%, 06/01/16	2,250,000	2,662,934

		14,042,596

HEALTH CARE – PRODUCTS – 0.86%
Covidien International Finance SA
6.00%, 10/15/17	12,634,000	14,966,525
6.55%, 10/15/37	16,000,000	20,338,329
Johnson & Johnson
5.15%, 07/15/18	16,775,000	19,696,398
5.55%, 08/15/17	9,900,000	11,805,800
5.95%, 08/15/37	14,555,000	18,061,761
Medtronic Inc.
3.00%, 03/15/15	25,250,000	26,617,863
4.45%, 03/15/20	11,065,000	12,123,227

		123,609,903

HEALTH CARE – SERVICES – 0.58%
UnitedHealth Group Inc.
6.00%, 02/15/18[a]	22,328,000	26,171,062
6.88%, 02/15/38	24,388,000	29,454,378
WellPoint Inc.
5.85%, 01/15/36	14,000,000	14,795,452
6.38%, 06/15/37	11,100,000	12,488,158

		82,909,050

INSURANCE – 3.19%
Allstate Corp. (The)
5.55%, 05/09/35	10,000,000	10,388,228

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
American International Group Inc.
5.85%, 01/16/18[a]	$119,760,000	$115,591,893
6.25%, 05/01/36	3,000,000	2,658,000
8.25%, 08/15/18	15,000,000	16,187,500
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	34,000,000	35,822,853
4.85%, 01/15/15	4,655,000	5,210,998
5.40%, 05/15/18	48,799,000	55,476,899
5.75%, 01/15/40	12,000,000	13,379,460
MetLife Inc.
4.75%, 02/08/21	15,000,000	15,534,000
5.00%, 06/15/15	1,000,000	1,093,118
5.70%, 06/15/35[a]	15,000,000	15,806,400
5.88%, 02/06/41	3,250,000	3,506,750
6.38%, 06/15/34	5,000,000	5,770,750
6.75%, 06/01/16	22,247,000	26,348,979
MetLife Inc. Series A
6.82%, 08/15/18[a]	41,729,000	49,682,905
Prudential Financial Inc.
7.38%, 06/15/19	22,050,000	26,463,156
Prudential Financial Inc. Series D
4.75%, 09/17/15[a]	20,000,000	21,416,133
6.00%, 12/01/17[a]	10,000,000	11,071,563
Prudential Financial Inc. Series S
3.88%, 01/14/15	6,000,000	6,288,600
6.63%, 12/01/37[a]	18,750,000	21,298,398

		458,996,583

IRON & STEEL – 0.60%
ArcelorMittal SA
5.25%, 08/05/20	3,000,000	2,916,150
6.13%, 06/01/18	25,000,000	26,564,669
7.00%, 10/15/39	14,000,000	14,236,413
9.00%, 02/15/15[a]	15,985,000	19,101,328
9.85%, 06/01/19[a]	18,994,000	23,838,863

		86,657,423

Security	Principal	Value

MACHINERY – 0.20%
Caterpillar Inc.
6.05%, 08/15/36	$9,000,000	$11,151,168
7.90%, 12/15/18	5,310,000	7,028,383
Deere & Co.
4.38%, 10/16/19	10,077,000	11,078,628

		29,258,179

MANUFACTURING – 0.51%
General Electric Co.
5.25%, 12/06/17	41,000,000	45,984,233
Honeywell International Inc.
5.00%, 02/15/19	9,000,000	10,382,070
5.30%, 03/01/18	15,000,000	17,549,475

		73,915,778

MEDIA – 7.83%
AOL Time Warner Inc.
7.63%, 04/15/31	10,213,000	12,618,162
Comcast Corp.
4.95%, 06/15/16[a]	15,000,000	16,535,400
5.15%, 03/01/20[a]	16,000,000	17,365,784
5.30%, 01/15/14	18,600,000	20,677,111
5.70%, 05/15/18	25,000,000	28,437,532
5.85%, 11/15/15	15,000,000	17,273,896
5.90%, 03/15/16	26,000,000	29,907,896
6.30%, 11/15/17[a]	15,000,000	17,600,975
6.40%, 03/01/40	16,000,000	18,126,571
6.50%, 01/15/15	10,000,000	11,700,500
6.50%, 01/15/17	12,779,000	15,078,991
6.55%, 07/01/39[a]	25,750,000	29,598,087
6.95%, 08/15/37	84,710,000	101,403,800
COX Communications Inc.
5.45%, 12/15/14	18,000,000	20,217,254
DIRECTV Holdings LLC
3.55%, 03/15/15	24,000,000	24,690,840
DIRECTV Holdings LLC/ DIRECTV Financing Co.
4.75%, 10/01/14	13,500,000	14,555,390
5.88%, 10/01/19	22,000,000	24,531,208
6.00%, 08/15/40	3,000,000	3,162,000

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Discovery Communications LLC
3.70%, 06/01/15	$10,430,000	$10,939,568
5.05%, 06/01/20	17,000,000	18,251,299
6.35%, 06/01/40	10,000,000	11,122,160
Historic TW Inc.
6.63%, 05/15/29	3,000,000	3,385,815
News America Inc.
6.20%, 12/15/34	25,000,000	27,062,975
6.65%, 11/15/37	46,100,000	52,771,915
Thomson Reuters Corp.
5.70%, 10/01/14	15,000,000	17,129,850
6.50%, 07/15/18	9,000,000	10,854,495
Time Warner Cable Inc.
5.00%, 02/01/20[a]	30,000,000	31,868,990
6.75%, 07/01/18[a]	13,250,000	15,770,668
6.75%, 06/15/39[a]	86,084,000	100,065,161
7.50%, 04/01/14[a]	68,370,000	80,456,314
8.25%, 04/01/19	58,987,000	75,330,189
Time Warner Inc.
3.15%, 07/15/15	14,500,000	14,866,633
4.70%, 01/15/21	12,250,000	12,768,625
4.88%, 03/15/20[a]	18,000,000	19,205,375
5.88%, 11/15/16	23,515,000	27,103,989
6.10%, 07/15/40	10,000,000	10,618,930
6.50%, 11/15/36	42,000,000	47,070,030
7.70%, 05/01/32	25,200,000	31,606,193
Viacom Inc.
6.25%, 04/30/16	23,000,000	26,692,531
6.88%, 04/30/36[a]	26,700,000	31,415,853
Walt Disney Co. (The)
4.50%, 12/15/13	11,500,000	12,655,998
5.63%, 09/15/16	10,000,000	11,968,050

		1,124,463,003

MINING – 0.62%
Alcoa Inc.
5.55%, 02/01/17	5,000,000	5,074,270
5.72%, 02/23/19[a]	12,000,000	11,968,662
6.15%, 08/15/20	1,500,000	1,517,064
6.75%, 07/15/18[a]	15,000,000	16,015,194
Barrick Gold Corp.
6.95%, 04/01/19	10,140,000	12,691,864

Security	Principal	Value
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	$35,000,000	$41,454,778

		88,721,832

OFFICE & BUSINESS EQUIPMENT – 0.32%
Xerox Corp.
4.25%, 02/15/15[a]	15,000,000	15,925,493
6.35%, 05/15/18	11,000,000	12,562,249
8.25%, 05/15/14	15,000,000	17,895,468

		46,383,210

OIL & GAS – 7.97%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	27,000,000	26,655,965
6.20%, 03/15/40	18,000,000	15,356,610
6.33%, 09/15/17	7,348,000	7,265,328
6.45%, 09/15/36	29,367,000	25,449,558
Apache Corp.
5.10%, 09/01/40	3,000,000	3,030,300
6.00%, 01/15/37	10,000,000	11,477,614
Cenovus Energy Inc.
4.50%, 09/15/14	10,000,000	10,976,395
5.70%, 10/15/19	19,815,000	22,856,459
6.75%, 11/15/39	14,000,000	17,026,842
Chevron Corp.
3.95%, 03/03/14	28,000,000	30,430,068
4.95%, 03/03/19	22,000,000	25,091,264
ConocoPhillips
4.60%, 01/15/15[a]	1,000,000	1,119,756
4.75%, 02/01/14[a]	66,843,000	73,994,015
5.75%, 02/01/19	40,474,000	47,954,010
6.50%, 02/01/39	61,702,000	77,621,392
Devon Energy Corp.
7.95%, 04/15/32	10,510,000	14,387,442
Devon Financing Corp. ULC
7.88%, 09/30/31	20,250,000	27,375,503
EnCana Corp.
6.50%, 08/15/34	10,000,000	11,473,772
6.50%, 02/01/38	9,000,000	10,540,062
EnCana Holdings Finance Corp.
5.80%, 05/01/14	17,000,000	19,270,236

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Hess Corp.
5.60%, 02/15/41	$3,500,000	$3,638,011
6.00%, 01/15/40	13,300,000	14,477,489
7.30%, 08/15/31	2,560,000	3,089,126
8.13%, 02/15/19	20,000,000	25,928,430
Marathon Oil Corp.
5.90%, 03/15/18	15,000,000	17,078,038
6.00%, 10/01/17	3,300,000	3,784,569
6.60%, 10/01/37[a]	10,000,000	11,718,574
7.50%, 02/15/19[a]	11,200,000	14,144,975
Nexen Inc.
5.88%, 03/10/35[a]	8,000,000	8,361,339
6.40%, 05/15/37	16,354,000	17,887,369
Pemex Project Funding Master Trust
5.75%, 03/01/18	33,750,000	36,661,759
6.63%, 06/15/35	20,293,000	21,907,646
Petro-Canada
6.80%, 05/15/38	15,215,000	18,240,971
Shell International Finance BV
3.10%, 06/28/15	7,500,000	7,830,375
4.00%, 03/21/14[a]	61,901,000	66,884,435
4.30%, 09/22/19	10,500,000	11,274,023
5.50%, 03/25/40	25,250,000	28,660,896
6.38%, 12/15/38	52,041,000	65,435,312
StatoilHydro ASA
2.90%, 10/15/14	15,000,000	15,652,155
5.25%, 04/15/19	20,000,000	22,866,770
Suncor Energy Inc.
6.10%, 06/01/18[a]	15,600,000	18,122,567
6.50%, 06/15/38	18,000,000	20,771,160
6.85%, 06/01/39	10,000,000	12,113,056
Total Capital SA
3.00%, 06/24/15	20,380,000	21,260,804
3.13%, 10/02/15[a]	20,000,000	21,018,618
4.45%, 06/24/20	17,000,000	18,510,365
Transocean Inc.
6.00%, 03/15/18	15,000,000	14,921,100
6.80%, 03/15/38	13,000,000	12,352,381

Security	Principal	Value
Valero Energy Corp.
6.13%, 06/15/17	$15,000,000	$16,689,356
6.13%, 02/01/20	3,225,000	3,517,930
6.63%, 06/15/37	25,355,000	25,836,728
7.50%, 04/15/32[a]	2,310,000	2,565,754
9.38%, 03/15/19[a]	13,730,000	17,528,487
XTO Energy Inc.
6.50%, 12/15/18	35,697,000	45,309,845

		1,145,393,004

OIL & GAS SERVICES – 0.15%
Weatherford International Ltd.
9.63%, 03/01/19[a]	16,275,000	21,208,922

		21,208,922

PHARMACEUTICALS – 6.77%
Abbott Laboratories
2.70%, 05/27/15[a]	27,000,000	28,276,776
4.13%, 05/27/20	1,600,000	1,733,525
5.13%, 04/01/19[a]	88,754,000	102,117,394
5.30%, 05/27/40	16,000,000	17,630,015
6.15%, 11/30/37[a]	15,567,000	19,148,240
AstraZeneca PLC
5.40%, 06/01/14[a]	15,000,000	17,103,600
5.90%, 09/15/17	15,450,000	18,498,438
6.45%, 09/15/37	41,008,000	52,243,688
Bristol-Myers Squibb Co.
5.88%, 11/15/36	10,000,000	11,812,986
6.13%, 05/01/38	16,555,000	20,155,050
Eli Lilly and Co.
4.20%, 03/06/14	15,000,000	16,391,935
5.20%, 03/15/17	10,000,000	11,548,900
5.55%, 03/15/37	15,000,000	16,989,728
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	44,676,000	52,878,538
6.38%, 05/15/38	39,241,000	49,150,011
Merck & Co. Inc.
4.00%, 06/30/15	31,000,000	34,215,010
5.00%, 06/30/19	23,000,000	26,618,437
5.85%, 06/30/39	10,000,000	12,243,825

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
Novartis Capital Corp.
2.90%, 04/24/15	$38,750,000	$40,534,139
4.13%, 02/10/14	28,000,000	30,519,748
4.40%, 04/24/20	7,000,000	7,770,525
Novartis Securities Investment Ltd.
5.13%, 02/10/19	41,000,000	47,255,864
Pfizer Inc.
5.35%, 03/15/15	60,372,000	69,471,763
6.20%, 03/15/19[a]	50,139,000	62,020,243
7.20%, 03/15/39	31,941,000	44,406,926
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	10,000,000	11,251,397
6.00%, 09/15/17	15,000,000	18,030,070
6.50%, 12/01/33	13,665,000	17,487,391
6.55%, 09/15/37	13,200,000	17,286,136
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	14,000,000	14,576,303
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	10,250,000	12,540,884
Wyeth
5.50%, 02/01/14	5,000,000	5,657,327
5.50%, 02/15/16	15,067,000	17,561,983
5.95%, 04/01/37	39,993,000	47,797,631

		972,924,426

PIPELINES – 1.29%
Enterprise Products Operating LLC
5.20%, 09/01/20	16,850,000	18,278,335
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	9,000,000	10,424,241
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	14,000,000	15,658,808
6.95%, 01/15/38	17,100,000	19,695,516

Security	Principal	Value
TransCanada PipeLines Ltd.
6.10%, 06/01/40	$7,500,000	$8,534,548
6.20%, 10/15/37	17,500,000	19,750,850
7.13%, 01/15/19[a]	22,865,000	28,959,300
7.63%, 01/15/39[a]	14,000,000	18,753,104
Williams Partners LP
3.80%, 02/15/15	5,000,000	5,225,300
5.25%, 03/15/20[a]	21,000,000	22,601,250
6.30%, 04/15/40	15,500,000	17,114,473

		184,995,725

REAL ESTATE INVESTMENT TRUSTS – 0.20%
Simon Property Group LP
5.65%, 02/01/20	15,000,000	16,705,620
6.13%, 05/30/18	10,000,000	11,517,340

		28,222,960

RETAIL – 4.42%
CVS Caremark Corp.
5.75%, 06/01/17	53,065,000	60,613,663
6.13%, 09/15/39	22,000,000	24,452,285
Home Depot Inc. (The)
5.25%, 12/16/13	17,490,000	19,397,905
5.40%, 03/01/16	37,000,000	41,690,027
5.88%, 12/16/36	40,000,000	42,465,176
McDonald’s Corp.
5.35%, 03/01/18	15,000,000	17,618,808
6.30%, 10/15/37	10,000,000	12,687,515
6.30%, 03/01/38[a]	9,000,000	11,483,138
Target Corp.
3.88%, 07/15/20	13,500,000	14,089,676
6.00%, 01/15/18	40,800,000	49,152,380
6.50%, 10/15/37	14,400,000	17,727,192
7.00%, 01/15/38	33,200,000	43,350,319
Wal-Mart Stores Inc.
2.25%, 07/08/15[a]	9,000,000	9,264,794
2.88%, 04/01/15	20,000,000	21,090,370
3.63%, 07/08/20	16,000,000	16,621,120
4.50%, 07/01/15	10,000,000	11,259,709
4.88%, 07/08/40	10,000,000	10,378,050
5.25%, 09/01/35	10,000,000	10,819,562
5.38%, 04/05/17	8,500,000	10,007,764
5.63%, 04/01/40	9,500,000	10,913,790
5.80%, 02/15/18	15,000,000	18,022,275

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Principal	Value
6.20%, 04/15/38	$17,000,000	$20,878,354
6.50%, 08/15/37	110,716,000	141,078,186

		635,062,058

SOFTWARE – 1.76%
Microsoft Corp.
2.95%, 06/01/14[a]	20,000,000	21,275,852
4.20%, 06/01/19[a]	31,000,000	34,590,658
5.20%, 06/01/39	2,500,000	2,867,453
Oracle Corp.
3.75%, 07/08/14	45,372,000	49,264,232
3.88%, 07/15/20[d]	12,000,000	12,597,892
5.00%, 07/08/19[a]	99,737,000	114,208,173
6.13%, 07/08/39	15,000,000	17,808,319

		252,612,579

TELECOMMUNICATIONS – 12.02%
AT&T Corp.
8.00%, 11/15/31	10,000,000	13,563,800
AT&T Inc.
2.50%, 08/15/15	5,000,000	5,054,200
4.85%, 02/15/14	2,000,000	2,221,554
5.50%, 02/01/18	118,933,000	136,697,510
5.80%, 02/15/19[a]	11,250,000	13,218,500
6.15%, 09/15/34	2,185,000	2,410,894
6.30%, 01/15/38	29,600,000	33,753,934
6.50%, 09/01/37	7,500,000	8,730,085
6.55%, 02/15/39[a]	119,245,000	140,277,024
British Telecom PLC
5.95%, 01/15/18	16,000,000	17,503,124
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	58,000,000	65,542,900
7.38%, 11/15/13	5,380,000	6,344,557
8.50%, 11/15/18	30,000,000	40,295,791
Cisco Systems Inc.
4.45%, 01/15/20	35,000,000	38,418,853
4.95%, 02/15/19[a]	35,000,000	39,942,525
5.50%, 02/22/16[a]	32,500,000	38,196,364
5.50%, 01/15/40	30,000,000	33,241,400
5.90%, 02/15/39	23,350,000	27,166,649

Security	Principal	Value
Deutsche Telekom International Finance BV
4.88%, 07/08/14	$10,683,000	$11,719,189
5.75%, 03/23/16[a]	15,595,000	17,776,313
6.00%, 07/08/19[a]	18,000,000	21,072,663
Embarq Corp.
7.08%, 06/01/16	33,300,000	36,336,238
8.00%, 06/01/36	13,000,000	13,378,333
France Telecom SA
4.38%, 07/08/14	15,000,000	16,536,030
5.38%, 07/08/19[a]	19,000,000	21,825,965
8.50%, 03/01/31	32,400,000	46,950,678
Qwest Corp.
8.38%, 05/01/16[a]	10,000,000	11,587,500
SBC Communications Inc./ AT&T Inc.
5.10%, 09/15/14	40,500,000	45,416,790
5.63%, 06/15/16	22,500,000	26,099,832
Telecom Italia Capital SA
4.95%, 09/30/14	50,006,000	52,700,555
5.25%, 11/15/13	14,908,000	15,882,158
5.25%, 10/01/15	10,797,000	11,491,907
6.18%, 06/18/14	8,004,000	8,753,601
7.00%, 06/04/18	1,695,000	1,918,880
7.20%, 07/18/36	2,000,000	2,141,831
7.72%, 06/04/38	64,373,000	72,545,777
Telefonica Emisiones SAU
3.73%, 04/27/15	4,000,000	4,132,824
4.95%, 01/15/15	26,700,000	28,861,378
5.13%, 04/27/20	14,865,000	15,931,423
5.88%, 07/15/19	22,200,000	25,075,908
6.42%, 06/20/16	27,000,000	31,089,632
7.05%, 06/20/36	34,000,000	40,512,020
Telefonica Europe BV
8.25%, 09/15/30[a]	6,000,000	7,825,411
Verizon Communications Inc.
5.50%, 02/15/18[a]	3,500,000	3,981,964
5.85%, 09/15/35[a]	13,000,000	14,062,630
6.35%, 04/01/19[a]	30,000,000	36,181,365
6.40%, 02/15/38	86,583,000	100,742,091
7.35%, 04/01/39[a]	5,200,000	6,754,771
7.75%, 12/01/30[a]	11,965,000	15,538,925

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2010

Security	Shares or Principal	Value
8.75%, 11/01/18	$114,693,000	$153,506,473
8.95%, 03/01/39	5,000,000	7,395,565
Vodafone Group PLC
4.15%, 06/10/14	16,500,000	17,704,071
5.00%, 09/15/15	8,740,000	9,692,048
5.45%, 06/10/19[a]	45,000,000	50,930,156
5.63%, 02/27/17[a]	35,000,000	39,676,998
6.15%, 02/27/37	18,000,000	20,568,202

		1,726,877,759

TRANSPORTATION – 0.67%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	10,000,000	10,972,912
Union Pacific Corp.
5.70%, 08/15/18	12,000,000	13,792,424
5.78%, 07/15/40[d]	10,000,000	11,225,549
United Parcel Service Inc.
3.88%, 04/01/14	15,000,000	16,199,541
5.13%, 04/01/19	22,000,000	25,781,591
6.20%, 01/15/38	15,000,000	18,480,640

		96,452,657

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,729,613,343)		14,097,888,357

SHORT-TERM INVESTMENTS – 4.45%

MONEY MARKET FUNDS – 4.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,e,f]	395,376,929	395,376,929
BlackRock Cash Funds: Prime, SL Agency Shares
0.30%[b,e,f]	76,829,825	76,829,825
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,e]	166,422,983	166,422,983

		638,629,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $638,629,737)		638,629,737

Value
TOTAL INVESTMENTS IN SECURITIES – 102.56%
(Cost: $13,368,243,080)	$14,736,518,094

Other Assets, Less Liabilities – (2.56)%	(367,225,317)

NET ASSETS – 100.00%	$14,369,292,777

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
d	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2010

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,821,029,087	$12,707,893,076
Affiliated issuers (Note 2)	794,235,672	660,350,004

Total cost of investments	$6,615,264,759	$13,368,243,080

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,071,392,813	$14,075,228,708
Affiliated issuers (Note 2)	794,235,672	661,289,386

Total fair value of investments	6,865,628,485	14,736,518,094
Receivables:
Investment securities sold	22,524,204	–
Due from custodian (Note 4)	706,458	–
Interest	133,448,087	189,067,988
Capital shares sold	35,353,851	34,156,481

Total Assets	7,057,661,085	14,959,742,563

LIABILITIES
Payables:
Investment securities purchased	74,194,006	114,863,468
Collateral for securities on loan (Note 5)	674,589,735	472,206,754
Capital shares redeemed	–	1,577,780
Investment advisory fees (Note 2)	2,591,879	1,801,784

Total Liabilities	751,375,620	590,449,786

NET ASSETS	$6,306,285,465	$14,369,292,777

Net assets consist of:
Paid-in capital	$5,928,248,846	$12,897,616,411
Undistributed net investment income	41,264,545	51,632,426
Undistributed net realized gain	86,408,348	51,768,926
Net unrealized appreciation	250,363,726	1,368,275,014

NET ASSETS	$6,306,285,465	$14,369,292,777

Shares outstanding[b]	72,700,000	128,400,000

Net asset value per share	$86.74	$111.91

[a]	Securities on loan with values of $659,100,740 and $461,235,370, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2010

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$248,771,656	$328,113,241
Interest from affiliated issuers (Note 2)	29,880	455,949
Securities lending income from affiliated issuers (Note 2)	1,156,396	250,796

Total investment income	249,957,932	328,819,986

EXPENSES
Investment advisory fees (Note 2)	13,410,090	9,735,164

Total expenses	13,410,090	9,735,164

Net investment income	236,547,842	319,084,822

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	9,900,421	(1,489,349)
In-kind redemptions	92,956,103	65,482,911

Net realized gain	102,856,524	63,993,562

Net change in unrealized appreciation (depreciation)	(70,202,962)	774,380,566

Net realized and unrealized gain	32,653,562	838,374,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$269,201,404	$1,157,458,950

See notes to financial statements.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$236,547,842	$371,108,663	$319,084,822	$682,697,320
Net realized gain	102,856,524	181,246,274	63,993,562	652,846,203
Net change in unrealized appreciation (depreciation)	(70,202,962)	546,904,660	774,380,566	764,429,179

Net increase in net assets resulting from operations	269,201,404	1,099,259,597	1,157,458,950	2,099,972,702

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(229,683,405)	(358,324,495)	(320,687,355)	(671,106,747)

Total distributions to shareholders	(229,683,405)	(358,324,495)	(320,687,355)	(671,106,747)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,296,867,949	2,328,731,757	2,246,069,249	4,085,332,027
Cost of shares redeemed	(641,514,794)	(547,306,826)	(904,353,283)	(1,969,831,768)

Net increase in net assets from capital share transactions	1,655,353,155	1,781,424,931	1,341,715,966	2,115,500,259

INCREASE IN NET ASSETS	1,694,871,154	2,522,360,033	2,178,487,561	3,544,366,214

NET ASSETS
Beginning of period	4,611,414,311	2,089,054,278	12,190,805,216	8,646,439,002

End of period	$6,306,285,465	$4,611,414,311	$14,369,292,777	$12,190,805,216

Undistributed net investment income included in net assets at end of period	$41,264,545	$34,400,108	$51,632,426	$53,234,959

SHARES ISSUED AND REDEEMED
Shares sold	26,500,000	29,900,000	20,900,000	42,500,000
Shares redeemed	(7,400,000)	(6,800,000)	(8,400,000)	(18,800,000)

Net increase in shares outstanding	19,100,000	23,100,000	12,500,000	23,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$86.03	$68.49	$95.31	$103.03

Income from investment operations:
Net investment income[b]	3.84	8.31	8.77	7.02
Net realized and unrealized gain (loss)[c]	0.68	17.47	(27.84)	(8.81)

Total from investment operations	4.52	25.78	(19.07)	(1.79)

Less distributions from:
Net investment income	(3.81)	(8.24)	(7.75)	(5.93)

Total distributions	(3.81)	(8.24)	(7.75)	(5.93)

Net asset value, end of period	$86.74	$86.03	$68.49	$95.31

Total return	5.46%[d]	39.50%	(21.06)%	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,306,285	$4,611,414	$2,089,054	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	8.82%	10.30%	11.18%	7.87%
Portfolio turnover rate[f]	8%	67%	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended Aug. 31, 2010 (Unaudited)	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006
Net asset value, beginning of period	$105.18	$93.78	$105.21	$108.00	$107.20	$111.08

Income from investment operations:
Net investment income	2.65 [a]	5.76 [a]	5.78 [a]	5.79 [a]	5.54 [a]	5.15
Net realized and unrealized gain (loss)[b]	6.77	11.33	(11.75)	(2.83)	0.68	(3.92)

Total from investment operations	9.42	17.09	(5.97)	2.96	6.22	1.23

Less distributions from:
Net investment income	(2.69)	(5.69)	(5.46)	(5.75)	(5.42)	(5.11)

Total distributions	(2.69)	(5.69)	(5.46)	(5.75)	(5.42)	(5.11)

Net asset value, end of period	$111.91	$105.18	$93.78	$105.21	$108.00	$107.20

Total return	9.19%[c]	18.70%	(5.96)%	3.04%	6.03%	1.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,369,293	$12,190,805	$8,646,439	$3,356,320	$2,872,906	$2,401,378
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.92%	5.71%	5.96%	5.51%	5.26%	4.75%
Portfolio turnover rate[e]	4%	79%	48%	95%	89%	71%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The iShares iBoxx $ Investment Grade Corporate Bond Fund is classified as a diversified fund under the 1940 Act while the iShares iBoxx $ High Yield Corporate Bond Fund is classified as non-diversified. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of August 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Corporate Bonds & Notes	$–	$6,071,392,813	$–	$6,071,392,813
Short-Term Investments	794,235,672	–	–	794,235,672

	$794,235,672	$6,071,392,813	$–	$6,865,628,485

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	$–	$14,097,888,357	$–	$14,097,888,357
Short-Term Investments	638,629,737	–	–	638,629,737

	$638,629,737	$14,097,888,357	$–	$14,736,518,094

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2010.

The Funds had tax basis net capital loss carryforwards as of February 28, 2010, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2016	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$664,085	$10,660,170	$177,819	$11,502,074
iBoxx $ Investment Grade Corporate	–	7,442,650	–	7,442,650

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
iBoxx $ High Yield Corporate	$6,618,258,162	$325,931,616	$(78,561,293)	$247,370,323
iBoxx $ Investment Grade Corporate	13,373,905,743	1,375,890,993	(13,278,642)	1,362,612,351

Management has reviewed the tax positions as of August 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
iBoxx $ High Yield Corporate	0.50%
iBoxx $ Investment Grade Corporate	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
iBoxx $ High Yield Corporate	$770,930
iBoxx $ Investment Grade Corporate	133,084

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the six months ended August 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income	Net Realized Gain
iBoxx $ Investment Grade Corporate PNC Funding Corp.	$20,000,000	$1,355,000	$–	$21,355,000	$22,659,649	$410,721	$–

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2010 were as follows:

iShares Bond Fund	Purchases	Sales
iBoxx $ High Yield Corporate	$1,308,897,760	$413,864,755
iBoxx $ Investment Grade Corporate	1,297,392,979	477,333,831

In-kind transactions (see Note 4) for the six months ended August 31, 2010 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$1,247,369,953	$611,847,944
iBoxx $ Investment Grade Corporate	1,345,745,221	867,293,886

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Supplemental Information

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate	$3.75507	$–	$0.05446	$3.80953	99%	–%	1%	100%
iBoxx $ Investment Grade Corporate	2.65483	–	0.03080	2.68563	99	–	1	100

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	39

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	41

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by iBoxx®, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-24-0810

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: October 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: October 21, 2010